Filed under Rule 497(e)
                                                 File Nos. 333-0295 and 811-7495


            APENDICE CON FECHA DEL 25 DE AGOSTO DE 1999 QUE DEBE ANADIRSE AL
             PROSPECTO DE "THE DIVERSIFIED INVESTORS FUNDS GROUP"/
             "THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS"
                        CON FECHA DEL 3 DE MAYO DE 1999

     A partir del 18 de agosto de 1999, Diversified Investment Advisors, Inc. ("Diversified") rescindio su Acuerdo de Subasesoria con respecto a la Cartera Government/Corporate Bond con 1740 Advisers, Inc. y celebro un nuevo Acuerdo de Subasesoria con respecto a la Cartera Government/Corporate Bond con Payden & Rygel. Ademas, el nombre del Fondo Government/Corporate Bond se cambio por el de Fondo Core Bond (Fondo Basico de Bonos). El nombre de la cartera subyacente en la que el Fondo Core Bond invierte todos sus activos se cambio por el de Cartera Core Fund. Payden & Rygel se constituyo en 1984 y es propiedad de Joan
A. Payden, John P. Isaacson y Scott A. King. Payden & Rygel (o sus predecesores) ha sido un asesor de inversion registrado desde 1983. La direccion comercial principal de Payden & Rygel es 222 South Grand Avenue, 32nd floor, Los Angeles, California 90071. Las decisiones sobre la administracion de inversiones de Payden & Rygel son hechas por un comite y no por los administradores individualmente.

     Payden & Rygel utiliza el analisis "descendente" y "ascendente" para determinar las posiciones de sector, valor y duracion de la Cartera Core Bond. Estos tres factores se determinan conjuntamente y son interdependientes. La posicion general en el sector corporativo, por ejemplo, se establece conjuntamente con las evaluaciones del valor relativo de titulos corporativos especificos. Se realiza un analisis ascendente exhaustivo empleando varias herramientas de valoracion para la asignacion de sector y seleccion de titulos. La politica de duracion es principalmente una consecuencia de las asignaciones de sector y las tendencias previstas de las tasas de interes a largo plazo (en vez del pronostico de las tasas de interes a corto plazo). La posicion de la curva de rendimiento es tambien un aspecto clave de la administracion de duracion. Las decisiones en materia de ventas de titulos se basan en los mismos criterios que las decisiones de compra.

     La informacion presentada en los parrafos anteriores de este Apendice del Prospecto complementa y/o sustituye, segun corresponda, toda la informacion contenida en el prospecto de "The Diversified Investors Funds Group"/"The Diversified Investors Strategic Allocation Funds" con fecha del 3 de mayo de 1999 relacionada con el Fondo/Cartera Government/Corporate Bond.

Formulario 2891-S (8/99)
                                                                       33-61810
                                                                      333-00295

                (ESTA PAGINA QUEDA INTENCIONALMENTE EN BLANCO.)

Prospecto

                    "THE DIVERSIFIED INVESTORS FUNDS GROUP"
             "THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS"

                     Diversified Investment Advisors, Inc.,
                             asesor de inversiones

FONDO DEL MERCADO MONETARIO:
Fondo Diversified Investors Money Market (Mercado Monetario)

FONDOS DE BONOS:
Fondo Diversified Investors High Quality Bond (Bonos de Alta Calidad)
Fondo Diversified Investors Intermediate Government Bond (Bonos Intermedios del Gobierno)
Fondo Diversified Investors Government/Corporate Bond (Bonos Gubernamentales y Corporativos)
Fondo Diversified Investors High-Yield Bond (Bonos de Alto Rendimiento)

FONDO BALANCEADO:
Fondo Diversified Investors Balanced (Balanceado)

FONDOS DE VALORES:
Fondo Diversified Investors Stock Index (Indice de Valores)
Fondo Diversified Investors Equity Income (Valores e Ingresos)
Fondo Diversified Investors Equity Value (Valores Accionarios)
Fondo Diversified Investors Growth & Income (Crecimiento e Ingresos)
Fondo Diversified Investors Equity Growth (Crecimiento de Valores)
Fondo Diversified Investors Special Equity (Valores Especiales)
Fondo Diversified Investors Aggressive Equity (Valores Agresivos)
Fondo Diversified Investors International Equity (Valores Internacionales)

FONDOS DE ASIGNACION ESTRATEGICA
Fondo Short Horizon Strategic Allocation (Plazo Corto)
Fondo Short/Intermediate Horizon Strategic Allocation (Plazo Corto a Intermedio) Fondo Intermediate Horizon Strategic Allocation (Plazo Intermedio)
Fondo Intermediate/Long Horizon Strategic Allocation (Plazo Intermedio a Largo) Fondo Long Horizon Strategic Allocation (Plazo Largo)

   Los fondos mutuos descritos en este prospecto estan disenados para lograr una variedad de metas de inversion. Los Fondos emplean un amplio surtido de estrategias de bonos y acciones que comprenden el espectro completo de riesgo/recompensa. Usted puede elegir invertir entre los Fondos del Mercado
Monetario, de Bonos y de Valores, cada uno de los cuales invierte en titulos a traves de un fondo mutuo subyacente, o usted puede elegir invertir en un Fondo de Asignacion Estrategica. Los Fondos de Asignacion Estrategica invierten en combinaciones de los otros Fondos determinados por Diversified Investment Advisors. Ningun Fondo, por si mismo, es un programa completo de inversion.

                     La Securities and Exchange Commission
                  no ha aprobado ni desaprobado estos titulos ni comentado sobre la suficiencia ni la exactitud de este prospecto,
          y cualquier manifestacion contraria es un delito criminal.

3 de mayo de 1999

                (ESTA PAGINA QUEDA INTENCIONALMENTE EN BLANCO.)

INDICE

Breve Descripcion de los Fondos..............................................2
     Fondo del Mercado Monetario.............................................2
     Fondos de Bonos.........................................................5
     Fondo Balanceado........................................................13
     Fondos de Valores.......................................................17
     Fondos de Asignacion Estrategica........................................31

Servicios al Accionista......................................................39
     Como Comunicarse con los Fondos.........................................39
     Como Comprar las Acciones...............................................39
     Como Se Calcula el Precio de Sus Acciones...............................40
     Como Se Venden las Acciones.............................................40
     Politicas y Servicios para el Accionista ...............................41

Dividendos y Distribuciones..................................................42

Asuntos Fiscales.............................................................42

Administracion...............................................................43

Mas Informacion Sobre los Fondos.............................................47
     Fondo del Mercado Monetario.............................................48
     Fondos de Bonos.........................................................49
     Fondo Balanceado........................................................51
     Fondos de Valores.......................................................52
     Fondos de Asignacion Estrategica........................................54
     Riesgos.................................................................55

Informacion General..........................................................58

Informacion Adicional Sobre el Desempeno.....................................59

Puntos Financieros Importantes...............................................62

Apendice A - Fondos de Asignacion Estrategica...............................A-1

Apendice B - Instrucciones para Compras y Ventas del Distribuidor...........B-1

Apendice C - Desempeno Compuesto de los Subasesores.........................

Breve Descripcion de los Fondos

-------------------------------------------------------------------------------
                                                             FONDO MONEY MARKET
-------------------------------------------------------------------------------

FONDO DIVERSIFIED INVESTORS MONEY MARKET

ESTE RESUMEN DESCRIBE BREVEMENTE EL FONDO MONEY MARKET Y SUS PRINCIPALES RIESGOS DE INVERSION.

META DEL FONDO

La meta del Fondo es proveer liquidez y el nivel mas alto posible de ingresos consistente con la preservacion del capital.

ESTRATEGIAS DE INVERSION PRINCIPALES

El Fondo invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia en este prospecto al Fondo incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en instrumentos del mercado monetario a corto plazo y de alta calidad. Estos instrumentos incluyen obligaciones a corto plazo del gobierno de EE.UU., bonos y pagares corporativos, obligaciones bancarias, como certificados de deposito y letras bancarias, papel comercial y acuerdos de readquisicion. El Fondo puede invertir mas del 25% de sus activos totales en obligaciones de bancos estadounidenses.

RIESGOS PRINCIPALES

El valor de las acciones del Fondo cambiara bajo ciertas circunstancias. Esto quiere decir que sus acciones en el Fondo pueden valer mas o menos cuando las venda que cuando las compro. Es posible que usted pierda dinero si invierte en este Fondo.

     o La tasa de ingresos del Fondo variara de dia en dia, dependiendo de las tasas de interes a corto plazo. El invertir en instrumentos de corto plazo y alta calidad puede resultar en un rendimiento (los ingresos sobre su inversion) mas bajo que el rendimiento obtenido al invertir en instrumentos con plazos mas largos y de calidad mas baja.

     o El Fondo no mantiene un valor del activo neto estable de $1.00 por accion y no declara dividendos en base diaria (muchos fondos del mercado monetario si lo hacen). Los ingresos de inversiones no declarados, o la insolvencia de un titulo de la cartera, puede causar que fluctue el valor del activo neto del Fondo.

     o Si el Fondo se concentra en las obligaciones de bancos estadounidenses, el Fondo estara mas sensible a los acontecimientos adversos que afectan los bancos estadounidenses. Los bancos pueden ser afectados por los cambios en las condiciones del mercado monetario y por los cambios en las condiciones economicas generales, asi como por las decisiones de las autoridades de supervision y vigilancia, que pueden afectar la rentabilidad bancaria.

Por favor tome en cuenta que una inversion en el Fondo no esta ni asegurada ni garantizada por la Federal Deposit Insurance Corporation ni ninguna otra agencia gubernamental.

QUIEN PUEDE INTERESARSE EN INVERTIR

Considere invertir en el Fondo Money Market si usted es un inversionista conservador que busca la liquidez y la preservacion del capital. Debido al enfasis del Fondo en la estabilidad, el puede ser un componente importante en un plan de ahorros.

DESEMPENO DEL FONDO

Las siguientes tablas y grafica de barras, pueden ayudarle a evaluar los riesgos de la inversion en este Fondo y mostrarle como sus rendimientos han variado a lo largo del tiempo.

     o La grafica de barras muestra los cambios anuales en el desempeno del Fondo durante los ultimos cinco anos calendarios.

     o Las tablas indican los mejores y peores trimestres del Fondo durante los anos cubiertos en la grafica de barras, y como el promedio de los rendimientos anuales del Fondo se compara con el desempeno de otros indices generales del mercado durante los periodos indicados. Por favor recuerde que, a diferencia del Fondo, el indice del mercado no incluye los costos de la compra y venta de titulos ni otros gastos del fondo.

Cuando usted considere esta informacion, por favor recuerde que el desempeno pasado del Fondo no es necesariamente indicativo de su desempeno futuro.

RENDIMIENTO TOTAL
(por ano calendario)

1994  3.45%
1995  5.50%
1996  4.87%
1997  4.98%
1998  4.91%

-------------------------------------------------------------
RENDIMIENTOS MAS aLTOS Y MAS BAJOS
(para los trimestres cubiertos por la grafica de barras)
------------------------------------ ------------------------
                                     Trimestre que termina el
-------------------- --------------- ------------------------
     Mas Alto            1.78%         30 de junio de 1995
-------------------- --------------- ------------------------
-------------------- --------------- ------------------------
     Mas Bajo            0.56%         31 de marzo de 1994
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- -------------- -------------------
                                           Desde su Comienzo
                               1 Ano      1 de enero de 1994
-------------------------- -------------- -------------------
   Fondo Money Market          4.91%            4.74%
-------------------------- -------------- -------------------
  Indice Salomon Bros.
     3-Month T-Bill            5.05%            5.10%
-------------------------- -------------- -------------------

HONORARIOS Y GASTOS DEL FONDO

ESTA TABLA DESCRIBE LOS HONORARIOS Y LOS GASTOS QUE PUEDE PAGAR SI COMPRA Y RETIENE LAS ACCIONES DEL FONDO MONEY MARKET.

-------------------------------------------------------------------------------
HONORARIOS DEL ACCIONISTA (honorarios pagados directamente de su inversion)
------------------------------------------------------------------- -----------
Cargo maximo de venta cobrado sobre compras                            Ninguno
------------------------------------------------------------------- -----------
Cargo maximo diferido de venta                                         Ninguno
------------------------------------------------------------------- -----------
Cargo maximo de venta cobrado sobre los dividendos reinvertidos        Ninguno
------------------------------------------------------------------- -----------
Honorario de redencion                                                 Ninguno
------------------------------------------------------------------- -----------
Honorario de intercambio                                               Ninguno
------------------------------------------------------------------- -----------
GASTOS ANUALES DE OPERACION DEL FONDO (gastos que se deducen de los activos del fondo) como un % del promedio de los activos netos (1)
------------------------------------------------------------------- -----------
Honorario por asesoria                                                   .25%
------------------------------------------------------------------- -----------
Honorarios por distribucion (12b-1)                                      .25%
------------------------------------------------------------------- -----------
Otros gastos
------------------------------------------------------------------- -----------
     Honorario por servicios administrativos                             .30%
------------------------------------------------------------------- -----------
     Gastos miscelaneos                                                  .17%
------------------------------------------------------------------- -----------
GASTOS TOTALES ANUALES DE OPERACION DEL FONDO                            .97%
------------------------------------------------------------------- -----------
Exencion de honorarios y/o reembolso de gastos (2)                       .17%
------------------------------------------------------------------- -----------
GASTOS NETOS                                                             .80%
------------------------------------------------------------------- -----------

(1) El Fondo invierte en titulos a traves de un fondo mutuo subyacente. Esta tabla y el ejemplo a continuacion reflejan los gastos del Fondo y del Fondo subyacente.

(2) El Asesor ha consentido contractualmente a reembolsar ciertos gastos del Fondo.

EJEMPLO

Este ejemplo es para ayudarle a comparar el costo del invertir en el Fondo Money Market con el costo del invertir en otros fondos mutuos. El ejemplo presume que:
o usted invierte $10,000 en el Fondo durante los periodos de tiempo indicados; y

o    usted entonces vende todas sus acciones al final de esos periodos.

El ejemplo tambien presume que:
o    su inversion tiene un rendimiento de 5% cada ano; y

o los gastos de operacion del Fondo indicados en la tabla anterior, despues de cualquier exencion o reembolso de honorarios, permanece igual.

Aunque sus costos reales pueden ser mas altos o mas bajos, basado en estas suposiciones, sus costos serian:

          -------------- ---------- ------------ -----------
               1 Ano       3 Anos      5 Anos      10 Anos
          -------------- ---------- ------------ -----------

                $82         $255        $444        $990
          -------------- ---------- ------------ -----------

-------------------------------------------------------------------------------
                                                                FONDOS DE BONOS
-------------------------------------------------------------------------------

FONDO DIVERSIFIED INVESTORS HIGH QUALITY BOND (BONOS DE ALTA CALIDAD)
FONDO DIVERSIFIED INVESTORS INTERMEDIATE GOVERNMENT BOND (BONOS INTERMEDIOS DEL GOBIERNO)
FONDO DIVERSIFIED INVESTORS GOVERNMENT/CORPORATE BOND (BONOS GUBERNAMENTALES Y CORPORATIVOS) FONDO DIVERSIFIED INVESTORS HIGH-YIELD BOND (BONOS DE ALTO RENDIMIENTO)

ESTE RESUMEN DESCRIBE BREVEMENTE LOS FONDOS DE BONOS Y LOS PRINCIPALES RIESGOS DEL INVERTIR EN ELLOS.

METAS DE LOS FONDOS

FONDO HIGH QUALITY BOND             La meta del Fondo es el proveer un alto
                                    rendimiento ajustado para el riesgo
                                    consistente con la preservacion del capital.

FONDO INTERMEDIATE GOVERNMENT BOND  La meta del Fondo es el proveer el nivel mas alto posible de ingresos corrientes, consistente con la preservacion del capital.

FONDO GOVERNMENT/CORPORATE BOND     La meta del Fondo es el lograr el maximo
                                    rendimiento total.

FONDO HIGH-YIELD BOND               La meta del Fondo es el proveer un alto
                                    nivel de ingresos corrientes.


ESTRATEGIAS PRINCIPALES DE INVERSION

FONDO HIGH QUALITY BOND

El Fondo High Quality Bond invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia al fondo en este prospecto incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en una cartera diversa de bonos de alta calidad y otros titulos de deuda con vencimientos a plazos cortos a intermedios. Bajo circunstancias normales, el Fondo invierte un minimo del 65% de sus activos en estos titulos.

El Fondo considera de alta calidad a los titulos clasificados A- o superior por Standard & Poor's, o A3 o superior por Moody's, y los titulos que los asesores del Fondo creen que sean de calidad comparable.

El promedio ponderado en dolares del vencimiento del Fondo generalmente no excede tres anos bajo circunstancias normales.

El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO INTERMEDIATE GOVERNMENT BOND

El Fondo Intermediate Government Bond invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia en este prospecto al Fondo incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en obligaciones del gobierno de los EE.UU. y en acuerdos de readquisicion garantizados por las obligaciones del gobierno de los EE.UU. Bajo circunstancias normales, el Fondo invierte por lo menos el 65% de sus activos en estos titulos.

El promedio ponderado en dolares del vencimiento del Fondo es, generalmente, de entre tres y cinco anos bajo circunstancias normales.

El Fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO GOVERNMENT/CORPORATE BOND

El Fondo Government/Corporate Bond invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia en este prospecto al Fondo incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en titulos de deuda de grado de inversion y obligaciones del gobierno de los EE.UU. , incluyendo titulos respaldados por hipotecas garantizados por el gobierno de los EE.UU. Bajo circunstancias normales, el Fondo invierte por lo menos el 65% de sus activos en titulos del gobierno de EE.UU. y en bonos corporativos. El Fondo tambien invierte en titulos de emisores extranjeros.

Los titulos con grado de inversion llevan una clasificacion de por lo menos BBB segun Standard & Poor's o Baa segun Moody's, o son de calidad comparable segun el criterio de los asesores del Fondo.

El promedio ponderado en dolares del vencimiento del Fondo, generalmente es de entre cinco y quince anos (sin exceder treinta anos), bajo circunstancias normales.

El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO HIGH-YIELD BOND

El Fondo High-Yield Bond invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia en este prospecto al Fondo incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en titulos de deuda de alto rendimiento que producen ingresos y en acciones preferentes. Bajo circunstancias normales, el Fondo invierte por lo menos un 65% de sus activos en titulos de deuda.

El Fondo puede invertir todos o una porcion substancial de sus activos en titulos de deuda de clasificacion mas baja, conocidas como bonos de baja calidad o "bonos basura" ("junk bonds" en ingles). La inversion en bonos de baja calidad es una aproximacion agresiva a la inversion de ingresos.

El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

RIESGOS PRINCIPALES

El valor de las acciones de cada Fondo cambiara diariamente segun cambie el valor de sus titulos subyacentes. Esto quiere decir que sus acciones en un Fondo pueden valer mas o menos cuando las venda que cuando las compro. Es posible que usted pierda dinero si invierte en un Fondo.

o RIESGO DEL MERCADO. Es el riesgo de que los precios de un titulo suban o bajen debido a cambios en las condiciones economicas, politicas, del mercado, o debido a cambios en la situacion particular de una empresa.

o RIESGO DE LA TASA DE INTERES. En general, los precios de los titulos de deuda suben cuando las tasas de interes caen, y caen cuando las tasas de interes suben. Un cambio en las tasas de interes podria causar que caiga el precio por accion de un Fondo. Generalmente, cuanto mas largo sea el vencimiento promedio de los bonos en un Fondo, mas fluctuara el precio por accion del Fondo como resultado de los cambios en las tasas de interes.

o RIESGO DE REEMBOLSO ANTICIPADO. Es posible que los emisores de los titulos de deuda de un Fondo puedan pagar anticipadamente el principal adeudado sobre los titulos, en particular durante periodos en que las tasas de interes bajan. Puede que el Fondo no tenga la oportunidad de volver a invertir el principal con tasas atractivas, lo cual reduciria los ingresos para el Fondo. Por otro lado, tasas de interes ascendentes pueden causar que ocurran reembolsos anticipados a tasas mas lentas que las previstas. Esto provoca el retraso en los vencimientos de los titulos afectados, lo cual los hace mas susceptibles a los cambios en las tasas de interes, y hace que el precio por accion del Fondo sea mas volatil. Los titulos respaldados por hipotecas son mucho mas susceptibles al riesgo de reembolsos anticipados y sus precios pueden ser volatiles.

o RIESGO DE CREDITO. Es posible que algunos emisores no efectuen los pagos de los titulos de deuda de un fondo, provocando asi una perdida. Tambien, cuando se deteriora la condicion financiera de un emisor, se reduce la calidad crediticia de su titulo lo cual provoca una mayor volatilidad del precio de los titulos y acciones del Fondo. Las inversiones en el Fondo High-Yield Bond son particularmente susceptibles a los riegos de credito. Los titulos del gobierno de los EE.UU por lo general no se consideran estar sujetos a estos riesgos.

o TITULOS EXTRANJEROS. Las inversiones en titulos extranjeros llevan riesgos relacionados con los problemas politicos, sociales y economicos en el extranjero, ademas de riesgos de las diferencias entre los reglamentos a los cuales los emisores y mercados estadounidenses y extranjeros estan sujetos. Estos riesgos pueden incluir la expropiacion de activos, una tributacion confiscatoria, la retencion de impuestos sobre dividendos e intereses pagados sobre las inversiones del Fondo, los controles de divisas y otras limitaciones sobre el uso o transferencia de los activos de los Fondos, y la inestabilidad politica o social. Puede haber tambien cambios rapidos en el valor de las monedas o los titulos extranjeros, lo cual causa que el precio por accion de un Fondo sea volatil. Ademas, bajo ciertas circunstancias, un fondo puede generar un valor reducido o inexistente en dolares estadounidenses por sus inversiones en titulos extranjeros, causando que el precio por accion del Fondo caiga.

o DERIVADOS. Cada Fondo puede, pero no esta obligado, a participar en ciertas estrategias de inversion que involucran derivados (tales como operaciones con opciones, futuros, permutas ("swaps" en ingles) y contratos a plazo de monedas). Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura. El exito o fracaso de una transaccion de cobertura dependera de la habilidad de los asesores del Fondo de pronosticar correctamente los movimientos en la cobertura, las inversiones protegidas y el mercado en general (y la correlacion entre estos factores). Es posible que los derivados no esten disponibles a precios que tengan sentido economico (por ejemplo, pueden ser demasiado caros), y, si se emplearan, los costos de transaccion involucrados pueden afectar adversamente el desempeno del Fondo.

Por favor dese cuenta de que una inversion en los Fondos no esta ni asegurada ni garantizada por la Federal Deposit Insurance Corporation ni por ninguna otra agencia gubernamental.

QUIEN PUEDE INTERESARSE EN INVERTIR

Considere invertir en los Fondos de Bonos si usted desea percibir ingresos corrientes (o, para el Fondo Government/Corporate Bond, alto rendimiento total, es decir el rendimiento total sobre su inversion, incluyendo tanto ingresos y crecimiento del capital). Considere el FONDO HIGH QUALITY BOND si busca un rendimiento mas alto que el de un fondo del mercado monetario, a traves de inversiones en titulos de deuda de alta calidad y corto plazo. Considere el FONDO INTERMEDIATE GOVERNMENT BOND si usted busca un rendimiento mas alto que el de un fondo del mercado monetario y mas estabilidad de precios que la de un fondo de bonos que sea de calidad mas baja o a plazo mas largo. Este Fondo ofrece mayor proteccion contra el riesgo de credito debido a que se enfoca a titulos del gobierno de EE.UU. Considere el FONDO GOVERNMENT/CORPORATE BOND si busca un nivel mas alto de ingresos corrientes que el que generalmente esta disponible para los titulos de corto plazo y si usted esta dispuesto a aceptar mayores fluctuaciones en precio, asociadas con niveles mas altos de ingresos. Considere el FONDO HIGH-YIELD BOND si busca un nivel mas alto de ingresos corrientes del que generalmente le ofrece un fondo de bonos de mas alta calidad y si esta dispuesto a aceptar una volatilidad considerable en precios mas el riesgo de perdidas.

DESEMPENO DE LOS FONDOS

Las siguientes tablas y graficas de barras pueden ayudarle a evaluar los riesgos del invertir en los Fondos de Bonos y muestran como los rendimientos de los Fondos han variado a lo largo del tiempo.

     o La grafica de barras muestra los cambios en el desempeno anual de los Fondos.

     o Las tablas indican los mejores y peores trimestres de los Fondos durante los anos cubiertos en las graficas de barras y como el promedio de los rendimientos anuales de los Fondos se comparan con el desempeno de otros indices generales del mercado durante los periodos indicados. Por favor recuerde que, a diferencia de los Fondos, el indice del mercado no incluye los costos de la compra y venta de titulos ni otros gastos de los Fondos.

Cuando usted considere esta informacion, por favor recuerde que el desempeno pasado de un Fondo no es necesariamente indicativo de su desempeno futuro.

FONDO HIGH QUALITY BOND

RENDIMIENTO TOTAL
(por ano calendario)

1995 11.85%
1996  4.51%
1997  5.11%
1998  6.08%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres cubiertos por la grafica de barras)
------------------------------------ ------------------------
                                     Trimestre que termina el
-------------------- --------------- ------------------------
     Mas Alto            2.79%         31 de marzo de 1995
-------------------- --------------- ------------------------
     Mas Bajo            0.27%         31 de marzo de 1996
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- -------------- -------------------
                                           Desde su Comienzo
                               1 Ano      1 de julio de 1994
-------------------------- -------------- -------------------
 Fondo High Quality            6.08%            6.22%
       Bond
-------------------------- -------------- -------------------
  Indice Merrill Lynch         7.00%            6.77%
    1-3 Year Treasury
-------------------------- -------------- -------------------

FONDO INTERMEDIATE GOVERNMENT BOND

RENDIMIENTO TOTAL
(por ano calendario)

1997  6.88%
1998  6.47%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres cubiertos por la grafica de barras)
------------------------------------ ------------------------
                                     Trimestre que termina el
------------------------------------ ------------------------
     Mas Alto            4.20%          31 de marzo de 1995
-------------------- --------------- ------------------------
     Mas Bajo            -0.64%         31 de marzo de 1996
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- ------------ ---------------------
                                           Desde su Comienzo
                               1 Ano    22 de febrero de 1996
-------------------------- ------------ ---------------------
   Fondo Intermediate          6.47%             5.91%
     Government Bond
-------------------------- ------------ ---------------------
   Indice Lehman Bros.         8.49%             7.23%
 Intermediate Gov. Bond
-------------------------- ------------ ---------------------

FONDO GOVERNMENT/CORPORATE BOND

RENDIMIENTO TOTAL
(por ano calendario

1995 20.30%
1996  2.74%
1997  8.14%
1998  7.13%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
------------------------------------ ------------------------
                                     Trimestre que termina el
-------------------- --------------- ------------------------
     Mas Alto             8.16%        30 de junio de 1995
-------------------- --------------- ------------------------
     Mas Bajo            -2.43%        31 de marzo de 1996
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- -------------- -------------------
                                           Desde su Comienzo
                               1 Ano      1 de julio de 1994
-------------------------- -------------- -------------------
    Fondo Government/          7.13%            8.56%
     Corporate Bond
-------------------------- -------------- -------------------
   Indice Lehman Bros.         9.46%            9.22%
     Gov./Corp. Bond
-------------------------- -------------- -------------------

FONDO HIGH-YIELD BOND

RENDIMIENTO TOTAL
(por ano calendario)

1997 12.28%
1998  2.20%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica de barras)
------------------------------------ ------------------------
                                     Trimestre que termina el
-------------------- --------------- ------------------------
     Mas Alto             4.87%        30 de junio de 1997
-------------------- --------------- ------------------------
     Mas Bajo            -4.76%      30 de septiembre de 1998
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- -------------- -------------------
                                           Desde su Comienzo
                               1 Ano      30 de enero de 1996
-------------------------- -------------- -------------------
  Fondo High-Yield Bond        2.20%             7.87%
-------------------------- -------------- -------------------
  Indice Salomon Bros.
   High Yield Cash Pay         4.42%             9.15%
-------------------------- -------------- -------------------

HONORARIOS Y GASTOS DE LOS FONDOS

ESTA TABLA DESCRIBE LOS HONORARIOS Y GASTOS QUE USTED PUEDE PAGAR SI COMPRA Y TIENE ACCIONES DE LOS FONDOS DE BONOS.

--------------------------------- -------------- -------------- -------------- --------------
HONORARIOS DEL ACCIONISTA           FONDO HIGH    INTERMEDIATE      FONDO          FONDO
(honorarios pagados                  QUALITY       GOVERNMENT    GOVERNMENT/     HIGH-YIELD
directamente de su inversion)          BOND           BOND      CORPORATE BOND     BOND
--------------------------------- -------------- -------------- -------------- --------------
Cargo maximo de venta cobrado
sobre compras                        Ninguno        Ninguno        Ninguno        Ninguno
--------------------------------- -------------- -------------- -------------- --------------
Cargo maximo diferido de venta       Ninguno        Ninguno        Ninguno        Ninguno
--------------------------------- -------------- -------------- -------------- --------------
Cargo maximo de venta cobrado
sobre los dividendos reinvertidos    Ninguno        Ninguno        Ninguno        Ninguno
--------------------------------- -------------- -------------- -------------- --------------
Honorario de redencion               Ninguno        Ninguno        Ninguno        Ninguno
--------------------------------- -------------- -------------- -------------- --------------
Honorario de intercambio             Ninguno        Ninguno        Ninguno        Ninguno
---------------------------------------------------------------------------------------------
GASTOS ANUALES DE OPERACION
DEL FONDO (gastos que se deducen
de los activos del fondo) como un
% del promedio de los activos netos (1)
---------------------------------------------------------------------------------------------
Honorario por asesoria                 .35%           .35%           .35%           .55%
--------------------------------- -------------- -------------- -------------- --------------
Honorarios por distribucion
(12b-1)                                .25%           .25%           .25%           .25%
--------------------------------- -------------- -------------- -------------- --------------
Otros gastos
--------------------------------- -------------- -------------- -------------- --------------
     Honorario por servicios           .30%           .30%           .30%           .30%
     administrativos
--------------------------------- -------------- -------------- -------------- --------------
    Gastos miscelaneos                 .32%           .29%           .15%           .30%
--------------------------------- -------------- -------------- -------------- --------------
GASTOS TOTALES ANUALES DE
OPERACION DEL FONDO                   1.22%          1.19%          1.05%          1.40%
--------------------------------- -------------- -------------- -------------- --------------
Exencion de honorarios y/o
reembolso de gastos (2)                .22%           .19%           .05%           .30%
--------------------------------- -------------- -------------- -------------- --------------
GASTOS NETOS                          1.00%          1.00%          1.00%          1.10%
--------------------------------- -------------- -------------- -------------- --------------

(1) Cada Fondo invierte en titulos a traves de un fondo mutuo subyacente. Esta tabla y el ejemplo a continuacion reflejan los gastos del Fondo y del Fondo subyacente.
(2) El Asesor ha consentido contractualmente a reembolsar ciertos gastos de los Fondos.

EJEMPLO

Este ejemplo es para ayudarle a comparar el costo del invertir en un Fondo de Bonos con el costo del invertir en otros fondos mutuos. El ejemplo presume que:
o usted invierte $10,000 en un Fondo durante los periodos de tiempo indicados; y
o    usted entonces vende todas sus acciones al final de esos periodos.

El ejemplo tambien presume que:
o    su inversion tiene un rendimiento de 5% cada ano; y
o los gastos de operacion del Fondo indicados en la tabla anterior, despues de cualquier exencion o reembolso de honorarios, permanece igual.

Aunque sus costos reales pueden ser mas altos o mas bajos, basado en estas suposiciones, sus costos serian:

---------- -------------- -------------------- ------------------ -------------
                 FONDO             FONDO              FONDO           FONDO
             HIGH QUALITY      INTERMEDIATE        GOVERNMENT/      HIGH-YIELD
                 BOND         GOVERNMENT BOND     CORPORATE BOND       BOND
---------- -------------- -------------------- ------------------ -------------
  1 ano           $102             $102                $102            $112
---------- -------------- -------------------- ------------------ -------------
  3 anos          $318             $318                $318            $350
---------- -------------- -------------------- ------------------ -------------
  5 anos          $552             $552                $552            $606
---------- -------------- -------------------- ------------------ -------------
 10 anos         $1,225           $1,225              $1,225          $1,340
---------- -------------- -------------------- ------------------ -------------

-------------------------------------------------------------------------------
                                                                 FONDO BALANCED
-------------------------------------------------------------------------------

FONDO DIVERSIFIED INVESTORS BALANCED

ESTE RESUMEN DESCRIBE BREVEMENTE EL FONDO BALANCED Y SUS PRINCIPALES RIESGOS DE INVERSION.

META DEL FONDO

La meta del Fondo es proveer un alto rendimiento total de inversion a traves de la inversion en una cartera ampliamente balanceada de acciones, bonos e instrumentos del mercado monetario.

ESTRATEGIAS PRINCIPALES DE INVERSION

El Fondo invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia al fondo en este prospecto incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte en una mezcla manejada de titulos de valores y deuda, principalmente de emisores estadounidenses. El Fondo tambien puede invertir en titulos extranjeros, incluyendo titulos de emisores ubicados en mercados emergentes.

El Fondo varia el porcentaje de activos invertidos en un tipo de titulo de acuerdo con la interpretacion de sus asesores de las condiciones economicas y del mercado, politica fiscal y monetaria, y los valores subyacentes de los titulos. Bajo circunstancias normales, el Fondo invierte aproximadamente el 60% de sus activos en titulos de valores y el 40% de sus activos en titulos de interes fijo y mercado monetario.

El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

RIESGOS PRINCIPALES

El valor de las acciones en el Fondo cambiara diariamente segun cambie el valor de sus titulos subyacentes. Esto quiere decir que sus acciones de Fondo pueden valer mas o menos cuando las venda que cuando las compro. Usted puede recibir poco o ningun rendimiento sobre su inversion en los Fondos. Usted puede perder dinero si invierte en el Fondo.

o RIESGO DEL MERCADO. Es el riesgo de que los precios de un titulo suban o bajen debido a cambios en las condiciones economicas, politicas, del mercado, o debido a cambios en la situacion particular de una empresa. Historicamente, titulos de valores han sido mas volatiles que titulos de deuda en respuesta al riesgo del mercado.

o RIESGO DE LA TASA DE INTERES. En general, los precios de los titulos de deuda suben cuando las tasas de interes caen, y caen cuando las tasas de interes suben. Un cambio en las tasas de interes podria causar que caiga el precio por accion del Fondo. Generalmente, cuanto mas largo sea el vencimiento promedio de los bonos en el Fondo, mas fluctuara el precio por accion del Fondo como resultado de los cambios en las tasas de interes.

o RIESGO DE CREDITO. Es posible que algunos emisores no efectuen los pagos de los titulos de deuda del Fondo, provocando asi una perdida. Tambien, cuando se deteriora la condicion financiera de un emisor, se reduce la calidad crediticia de su titulo lo cual provoca una mayor volatilidad del precio de los titulos y acciones del Fondo. Los precios de titulos de clasificacion mas baja muchas veces son mas volatiles que aquellos de titulos de clasificacion mas alta.

o RIESGO DE REEMBOLSO ANTICIPADO. Es posible que los emisores de los titulos de deuda de un Fondo puedan pagar anticipadamente el principal adeudado sobre los titulos, en particular durante periodos en que las tasas de interes bajan. Puede que el Fondo no tenga la oportunidad de volver a invertir el principal con tasas atractivas, lo cual reduciria los ingresos para el Fondo. Por otro lado, tasas de interes ascendentes pueden causar que ocurran reembolsos anticipados a tasas mas lentas que las previstas. Esto provoca el retraso en los vencimientos de los titulos afectados, lo cual los hace mas susceptibles a los cambios en las tasas de interes, y hace que el precio por accion del Fondo sea mas volatil. Los titulos respaldados por hipotecas son mucho mas susceptibles al riesgo de reembolsos anticipados y sus precios pueden ser volatiles.


o TITULOS EXTRANJEROS. Las inversiones en titulos extranjeros llevan riesgos relacionados con los problemas politicos, sociales y economicos en el extranjero, ademas de riesgos de las diferencias entre los reglamentos a los cuales los emisores y mercados estadounidenses y extranjeros estan sujetos. Estos riesgos pueden incluir la expropiacion de activos, una tributacion confiscatoria, la retencion de impuestos sobre dividendos e intereses pagados sobre las inversiones del Fondo, los controles de divisas y otras limitaciones sobre el uso o transferencia de los activos de los Fondos, y la inestabilidad politica o social. Puede haber tambien cambios rapidos en el valor de las monedas o los titulos extranjeros, lo cual causa que el precio por accion de un Fondo sea volatil. Ademas, bajo ciertas circunstancias, un fondo puede generar un valor reducido o inexistente en dolares estadounidenses por sus inversiones en titulos extranjeros, causando que el precio por accion del Fondo caiga.

     El Fondo Balanced puede invertir en emisores ubicados en mercados emergentes o en desarrollo. Todos los riesgos del invertir en titulos extranjeros aumentan cuando se invierte en estos mercados.

o DERIVADOS. Cada Fondo puede, pero no esta obligado, a participar en ciertas estrategias de inversion que involucran derivados (tales como operaciones con opciones, futuros, permutas ("swaps" en ingles) y contratos a plazo de monedas). Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura. El exito o fracaso de una transaccion de cobertura dependera de la habilidad de los asesores del Fondo de pronosticar correctamente los movimientos en la cobertura, las inversiones protegidas y el mercado en general (y la correlacion entre estos factores). Es posible que los derivados no esten disponibles a precios que tengan sentido economico (por ejemplo, pueden ser demasiado caros), y, si se emplearan, los costos de transaccion involucrados pueden afectar adversamente el desempeno del Fondo.

Por favor dese cuenta de que una inversion en el Fondo no esta ni asegurada ni garantizada por la Federal Deposit Insurance Corporation ni por ninguna otra agencia gubernamental.

QUIEN PUEDE INTERESARSE EN INVERTIR

Considere una inversion en el Fondo Balanced si usted busca un programa diversificado de inversion a traves de acciones y bonos.

DESEMPENO DEL FONDO

Las siguientes tablas y grafica de barras pueden ayudarle a evaluar los riesgos del invertir en el Fondo y muestran como los rendimientos del Fondo han variado a lo largo del tiempo.

o La grafica de barras muestra los cambios en el desempeno anual del Fondo durante los ultimos cuatro anos.

o Las tablas indican los mejores y peores trimestres del Fondo durante los anos cubiertos en las graficas de barras y como el promedio de los rendimientos anuales del Fondo se comparan con el desempeno de otros indices generales del mercado durante los periodos indicados. Por favor recuerde que, a diferencia del Fondo, el indice del mercado no incluye los costos de la compra y venta de titulos ni otros gastos del Fondo.

Cuando usted considere esta informacion, por favor recuerde que el desempeno pasado del Fondo no es necesariamente indicativo de su desempeno futuro.

RENDIMIENTO TOTAL
(por ano calendario)

1995 28.47%
1996 16.39%
1997 18.67%
1998 11.81%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
------------------------------------ ------------------------
                                     Trimestre que termina el
-------------------- --------------- ------------------------
     Mas Alto            10.69%      31 de diciembre de 1998
-------------------- --------------- ------------------------
     Mas Bajo            -8.74%        30 de septiembre de
                                              1998
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- -------------- -------------------
                                           Desde su Comienzo
                               1 Ano      1 de julio de 1994
-------------------------- -------------- -------------------
     Fondo Balanced            11.81%           16.79%
-------------------------- -------------- -------------------
     Indice S&P 500            28.75%           28.16%
-------------------------- -------------- -------------------
   Indice Lehman Bros.
     Gov./Corp. Bond            9.46%            9.22%
-------------------------- -------------- -------------------

HONORARIOS Y GASTOS DEL FONDO

ESTA TABLA DESCRIBE LOS HONORARIOS Y GASTOS QUE USTED PUEDE PAGAR SI COMPRA Y TIENE ACCIONES DEL FONDO BALANCED.

------------------------------------------------------------------------------------------
HONORARIOS DEL ACCIONISTA (honorarios pagados directamente de su inversion)
-------------------------------------------------------------------- ---------------------
Cargo maximo de venta cobrado sobre compras                                Ninguno
-------------------------------------------------------------------- ---------------------
Cargo maximo diferido de venta                                             Ninguno
-------------------------------------------------------------------- ---------------------
Cargo maximo de venta cobrado sobre los dividendos reinvertidos            Ninguno
-------------------------------------------------------------------- ---------------------
Honorario de redencion                                                     Ninguno
-------------------------------------------------------------------- ---------------------
Honorario de intercambio                                                   Ninguno
------------------------------------------------------------------------------------------
GASTOS ANUALES DE OPERACION DEL FONDO (gastos que se deducen de los activos del fondo) como un % del promedio de los activos netos (1)
------------------------------------------------------------------------------------------
Honorario por asesoria                                                       .45%
-------------------------------------------------------------------- ---------------------
Honorarios por distribucion (12b-1)                                          .25%
-------------------------------------------------------------------- ---------------------
Otros gastos
-------------------------------------------------------------------- ---------------------
     Honorario por servicios administrativos                                 .30%
-------------------------------------------------------------------- ---------------------
     Gastos miscelaneos                                                      .11%
-------------------------------------------------------------------- ---------------------
GASTOS TOTALES ANUALES DE OPERACION DEL FONDO                               1.11%
-------------------------------------------------------------------- ---------------------
Exencion de honorarios y/o reembolso de gastos (2)                           .01%
-------------------------------------------------------------------- ---------------------
GASTOS NETOS                                                                1.10%
-------------------------------------------------------------------- ---------------------

(1) El Fondo invierte en titulos a traves de un fondo mutuo subyacente. Esta tabla y el ejemplo a continuacion reflejan los gastos del Fondo y del Fondo subyacente.
(2) El Asesor ha consentido contractualmente a reembolsar ciertos gastos del Fondo.

EJEMPLO

Este ejemplo es para ayudarle a comparar el costo del invertir en el Fondo Balanced con el costo del invertir en otros fondos mutuos. El ejemplo presume que:
o usted invierte $10,000 en el Fondo durante los periodos de tiempo indicados; y
o    usted entonces vende todas sus acciones al final de esos periodos.

El ejemplo tambien presume que:
o    su inversion tiene un rendimiento de 5% cada ano; y
o los gastos de operacion del Fondo indicados en la tabla anterior, despues de cualquier exencion o reembolso de honorarios, permanece igual.

Aunque sus costos reales pueden ser mas altos o mas bajos, basado en estas suposiciones, sus costos serian:

-------------- ---------- ------------ -----------
    1 Ano       3 Anos      5 Anos      10 Anos
-------------- ---------- ------------ -----------

    $112         $350        $606        $1,340
-------------- ---------- ------------ -----------

-------------------------------------------------------------------------------
                                                              FONDOS DE VALORES
-------------------------------------------------------------------------------

FONDO DIVERSIFIED INVESTORS STOCK INDEX (INDICE DE VALORES)
FONDO DIVERSIFIED INVESTORS EQUITY INCOME (VALORES E INGRESOS)
FONDO DIVERSIFIED INVESTORS EQUITY VALUE (VALORES ACCIONARIOS)
FONDO DIVERSIFIED INVESTORS GROWTH & INCOME (CRECIMIENTO E INGRESOS)
FONDO DIVERSIFIED INVESTORS EQUITY GROWTH (CRECIMIENTO DE VALORES)
FONDO DIVERSIFIED INVESTORS SPECIAL EQUITY (VALORES ESPECIALES)
FONDO DIVERSIFIED INVESTORS AGGRESSIVE EQUITY (VALORES AGRESIVOS)
FONDO DIVERSIFIED INVESTORS INTERNATIONAL EQUITY (VALORES INTERNACIONALES)

ESTE RESUMEN DESCRIBE BREVEMENTE LOS FONDOS DE VALORES Y SUS RIESGOS PRINCIPALES DE INVERSION.

METAS DE LOS FONDOS

FONDO STOCK INDEX            La meta del Fondo es igualar al desempeno del
                             Standard & Poor's Composite Stock Price Index.

FONDO EQUITY INCOME          La meta del Fondo es proveer un alto nivel de
                             ingresos actuales a traves de la inversion en una cartera diversificada de acciones comunes con desempeno actual relativamente alto. La apreciacion del capital es una meta secundaria.

FONDO EQUITY VALUE           La meta del Fondo es proveer alto rendimiento total
                             de inversion a traves de la inversion
                             principalmente en una cartera diversificada de acciones comunes.

FONDO GROWTH & INCOME        La meta del Fondo es proveer una apreciacion del
                             capital e ingresos corrientes.

FONDO EQUITY GROWTH          La meta del Fondo es proveer un alto nivel de
                             apreciacion del capital a traves de la inversion en una cartera diversificada de acciones comunes que tienen potencial de crecimiento de utilidades por encima del promedio. Los ingresos actuales son una meta secundaria.

FONDO SPECIAL EQUITY         La meta del Fondo es proveer un alto nivel de
                             apreciacion del capital a traves de la inversion en una cartera diversificada de acciones comunes de companias pequenas y medianas.

FONDO AGGRESSIVE EQUITY      La meta del Fondo es proveer un alto nivel de
                             apreciacion del capital invirtiendo primariamente en una cartera diversificada de acciones comunes.

FONDO INTERNATIONAL EQUITY   La meta del Fondo es proveer a largo plazo un alto
                             nivel de apreciacion del capital a traves de la inversion en una cartera diversificada de titulos de emisores extranjeros.

ESTRATEGIAS PRINCIPALES DE INVERSION

FONDO STOCK INDEX

El Fondo invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia en este prospecto al Fondo incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte una parte substancial de sus activos (un minimo del 90% bajo circunstancias normales) en las acciones que integran el Standard & Poor's 500 Composite Stock Price Index11. Al intentar igualar el rendimiento del Indice S&P 500, el Fondo invierte aproximadamente el mismo porcentaje de sus activos en cada accion que representa tal accion en el Indice S&P 500. El Fondo tambien puede emplear varias tecnicas de inversion, tales como comprar y vender contratos y opciones de futuros, firmar contratos de permuta financiera (swaps) y comprar titulos indexados.

FONDO EQUITY INCOME

El Fondo Equity Income invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia en este prospecto al Fondo incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en acciones comunes de companias que, segun los asesores del Fondo, son fundamentalmente solventes y que pagan dividendos relativamente altos constantemente. El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO EQUITY VALUE

El Fondo Equity Value invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia en este prospecto al Fondo incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en acciones comunes de companias que, segun los asesores del Fondo, se cotizan y negocian a niveles bajos en relacion con los niveles historicos y/o del mercado. El Fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO GROWTH & INCOME

El Fondo Growth & Income invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia al Fondo en este prospecto incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en titulos seleccionados en gran parte por su potencial de generar una apreciacion del capital a largo plazo. El Fondo tambien puede seleccionar titulos basandose en su potencial de generar ingresos corrientes. El Fondo pone enfasis en los titulos de companias en crecimiento, financieramente estables e infravaloradas a largo plazo. El Fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

-------------------
1Standard & Poor's no patrocina el Fondo Stock Index, ni esta afiliado de ninguna manera con los asesores del Fondo. "Standard & Poor's(R)," y "Standard & Poor's 500(R)" son marcas registradas de The McGraw-Hill Companies, Inc. El Fondo Stock Index no esta patrocinado, aprobado, vendido ni promovido, vendido ni promovido por Standard & Poor's, y Standard & Poor's no haceninguna declaracion, ni grantia explicita ni implicita, sobre la prudencia del invertir en el Fondo Stock Index.

FONDO EQUITY GROWTH

El Fondo Equity Growth invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia al fondo en este prospecto incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en acciones comunes de companias que sus asesores creen tienen un potencial de crecimiento en ganancias y dividendos por encima del promedio. El Fondo emplea multiples asesores para controlar la volatilidad que muchas veces se asocia con fondos de crecimiento. El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO SPECIAL EQUITY

El Fondo Special Equity invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia al fondo en este prospecto incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en acciones de companias pequenas a medianas que, segun los asesores del Fondo, presentan una oportunidad para aumentos significativos en ganancias, renta y/o valor, sin considerar sus ingresos actuales. El Fondo pone enfasis en acciones comunes de companias estadounidenses con capitalizacion en el mercado de menos de mil millones de dolares. El Fondo emplea multiples asesores para controlar la volatilidad que muchas veces se asocia con inversiones en companias de este tamano. El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO AGGRESSIVE EQUITY

El Fondo Aggressive Equity invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia al Fondo en este prospecto incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en companias de alto crecimiento sin considerar su capitalizacion en el mercado. El Fondo busca invertir en companias que presentan una oportunidad para ganancias, renta y/o valores significativos sin considerar los ingresos actuales. El Fondo invierte principalmente en acciones comunes. El valor de las acciones dentro de este Fondo puede ser muy volatil. El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

FONDO INTERNATIONAL EQUITY

El Fondo International Equity invierte en titulos a traves de un fondo mutuo subyacente, llamado cartera, que tiene las mismas metas y estrategias de inversion. Toda referencia al Fondo en este prospecto incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. El Fondo invierte principalmente en titulos extranjeros. Bajo circunstancias normales, el Fondo invierte por lo menos el 65% de sus activos en titulos de valores de emisores en al menos tres paises que no sean los EE.UU. El Fondo puede invertir hasta el 10% de sus activos en titulos de emisores en paises en desarrollo. El fondo puede, aunque no es requisito, participar en ciertas estrategias de inversion que involucran derivados. Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura.

RIESGOS PRINCIPALES

El valor de las acciones en cada Fondo cambiara diariamente segun cambie el valor de sus titulos subyacentes. Esto quiere decir que sus acciones de Fondo pueden valer mas o menos cuando las venda que cuando las compro. Usted puede perder dinero si invierte en los Fondos.

o RIESGO DEL MERCADO. Es el riesgo de que los precios de un titulo suban o bajen debido a cambios en las condiciones economicas, politicas, del mercado, o debido a cambios en la situacion particular de una empresa. Historicamente, titulos de valores han sido mas volatiles que titulos de deuda en respuesta al riesgo del mercado.

o TITULOS DE CRECIMIENTO. Titulos de crecimiento tipicamente son muy sensibles a los movimientos del mercado, porque sus precios en el mercado tienden a reflejar expectativas futuras. Cuando parece que no se lograran aquellas expectativas, los precios de titulos de crecimiento tipicamente caen. El exito de una inversion de un Fondo en titulos de crecimiento depende en gran parte de la habilidad del asesor del Fondo de evaluar el potencial de crecimiento de las companias que emitieron los titulos.

o INVERSION EN VALOR. El exito de una estrategia de inversion en valor depende en gran parte de la habilidad de los asesores de un Fondo para identificar titulos que actualmente estan infravalorados, pero cuyos emisores tienen buenas posibilidades a plazo mas largo. Es posible que un titulo no logre su valor anticipado debido a un empeoramiento de las circunstancias que causan que su precio este demasiado bajo (lo cual causaria que cayera el precio aun mas) o, si no cambian estas circunstancias, porque los asesores no tienen razon en sus determinaciones. Ademas, el Fondo puede tener un desempeno inferior en relacion con otros fondos de valores (por ejemplo, aquellos que ponen enfasis en acciones de crecimiento) durante los periodos cuando las acciones de valor caen en desuso. El Fondo Equity Value y el Fondo Growth & Income son particularmente susceptibles a los riesgos de la inversion en valor.

o COMPANIAS MAS PEQUENAS. Los titulos de companias con capitalizacion mas pequena pueden llevar mas riesgos que aquellos de companias mas grandes y mejor establecidas. Pueden ser aun mas sensibles a las bajas en el mercado, debido a las limitaciones en las lineas de productos, mercados, vias de distribucion o recursos financieros o de administracion. Ademas, puede haber menos informacion disponible al publico sobre companias de capitalizacion pequena. Como resultado, sus precios pueden ser mas volatiles, lo cual causa que el precio por accion de un Fondo sea mas volatil. Las inversiones tenidas en el Fondo Special Equity tienen mayores posibilidades de ser aun mas susceptibles a los riesgos de companias con capitalizacion pequena.

o TITULOS EXTRANJEROS. Las inversiones en titulos extranjeros llevan riesgos relacionados con los problemas politicos, sociales y economicos en el extranjero, ademas de riesgos de las diferencias entre los reglamentos a los cuales los emisores y mercados estadounidenses y extranjeros estan sujetos. Estos riesgos pueden incluir la expropiacion de activos, una tributacion confiscatoria, la retencion de impuestos sobre dividendos e intereses pagados sobre las inversiones del Fondo, los controles de divisas y otras limitaciones sobre el uso o transferencia de los activos de los Fondos, y la inestabilidad politica o social. Puede haber tambien cambios rapidos en el valor de las monedas o los titulos extranjeros, lo cual causa que el precio por accion de un Fondo sea volatil. Ademas, bajo ciertas circunstancias, un fondo puede generar un valor reducido o inexistente en dolares estadounidenses por sus inversiones en titulos extranjeros, causando que el precio por accion del Fondo caiga.

     El Fondo International Equity puede invertir en emisores ubicados en mercados emergentes o en desarrollo. Todos los riesgos del invertir en titulos extranjeros aumentan cuando se invierte en estos mercados.

o DERIVADOS. Cada Fondo puede, pero no esta obligado, a participar en ciertas estrategias de inversion que involucran derivados (tales como operaciones con opciones, futuros, permutas ("swaps" en ingles) y contratos a plazo de monedas). Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura. El exito o fracaso de una transaccion de cobertura dependera de la habilidad de los asesores del Fondo de pronosticar correctamente los movimientos en la cobertura, las inversiones protegidas y el mercado en general (y la correlacion entre estos factores). Es posible que los derivados no esten disponibles a precios que tengan sentido economico (por ejemplo, pueden ser demasiado caros), y, si se emplearan, los costos de transaccion involucrados pueden afectar adversamente el desempeno del Fondo.

o RIESGO DE LA TASA DE INTERES. En general, los precios de los titulos de deuda suben cuando las tasas de interes caen, y caen cuando las tasas de interes suben. Las obligaciones de plazo mas largo normalmente son mas sensibles a cambios en las tasas de interes que las obligaciones de plazo mas corto. Un cambio en las tasas de interes podria causar que caiga el precio por accion de un Fondo. Generalmente, cuanto mas largo sea el vencimiento promedio de los bonos en un Fondo, mas fluctuara el precio por accion del Fondo como resultado de los cambios en las tasas de interes.

o RIESGO DE CREDITO. Es posible que algunos emisores no efectuen los pagos de los titulos de deuda de un fondo, provocando asi una perdida. Tambien, cuando se deteriora la condicion financiera de un emisor, se reduce la calidad crediticia de su titulo lo cual provoca una mayor volatilidad del precio de los titulos y acciones del Fondo. Los precios de titulos de clasificacion mas baja muchas veces son mas volatiles que aquellos de titulos de clasificacion mas alta.

Por favor dese cuenta de que una inversion en los Fondos no esta ni asegurada ni garantizada por la Federal Deposit Insurance Corporation ni por ninguna otra agencia gubernamental.

QUIEN PUEDE INTERESARSE EN INVERTIR

Considere invertir en los Fondos de Valores si puede tolerar las fluctuaciones en la bolsa de valores y los cambios en el valor de su inversion. Considere el FONDO STOCK INDEX si desea mantener gastos de inversion bajos mientras busca altos rendimientos potenciales a largo plazo por inversiones en companias grandes. Considere el FONDO EQUITY INCOME si busca la apreciacion del capital con un ingreso compuesto que controle la volatilidad. Considere el Fondo GROWTH & INCOME si usted busca un mayor potencial para la apreciacion del capital que un fondo de ingresos y menos volatilidad en el precio que la de un fondo de crecimiento. Considere el FONDO EQUITY VALUE, FONDO EQUITY GROWTH, FONDO SPECIAL EQUITY, FONDO AGGRESSIVE EQUITY y el FONDO INTERNATIONAL EQUITY si busca el crecimiento de inversiones en valores, si puede tolerar cambios substanciales en el valor de su inversion y no requiere ingresos corrientes de su inversion. El Fondo Special Equity pone enfasis en titulos de companias pequenas a medianas. El Fondo Aggressive Equity pone enfasis en titulos de companias de alto crecimiento sin considerar la capitalizacion en el mercado. Como resultado, el Fondo Special Equity y el Fondo Aggressive Equity pueden ser muy volatiles.

DESEMPENO DE LOS FONDOS

Las siguientes tablas y graficas de barras pueden ayudarle a evaluar los riesgos del invertir en los Fondos de Valores y muestran como los rendimientos de los Fondos han variado a lo largo del tiempo.

o    La grafica de barras muestra los cambios en el desempeno anual de los
     Fondos.

o Las tablas indican los mejores y peores trimestres de los Fondos durante los anos cubiertos en las graficas de barras y como el promedio de los rendimientos anuales de los Fondos se comparan con el desempeno de otros indices generales del mercado durante los periodos indicados. Por favor recuerde que, a diferencia de los Fondos, el indice del mercado no incluye los costos de la compra y venta de titulos ni otros gastos de los Fondos.

Cuando usted considere esta informacion, por favor recuerde que el desempeno pasado de un Fondo no es necesariamente indicativo de su desempeno futuro.

FONDO STOCK INDEX

Este Fondo comenzo operaciones el 1o de marzo de 1999 y aun no tiene un ano calendario entero de rendimientos de inversion a la fecha de este prospecto.

FONDO EQUITY INCOME

RENDIMIENTO TOTAL
(por ano calendario)

1995 34.62%
1996 17.91%
1997 29.31%
1998 12.47%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
-------------------------------------------------------------
                                     Trimestre que termina el
------------------------------------ ------------------------
     Mas Alto            15.50%        30 de junio de 1997
-------------------- --------------- ------------------------
     Mas Bajo            -9.54%      30 de septiembre de 1998
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------------------------------------------
                                           Desde su Comienzo
                              1 Ano       1 de julio de 1994
-------------------------- -------------- -------------------
   Fondo Equity Income        12.47%            20.47%
-------------------------- -------------- -------------------
     Indice S&P 500           28.75%            28.16%
-------------------------- -------------- -------------------
Indice Russell 1000 Value
                              15.63%            24.23%
-------------------------- -------------- -------------------

FONDO EQUITY VALUE

RENDIMIENTO TOTAL
(por ano calendario)

1997  21.43%
1998  10.79%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
-------------------------------------------------------------
                                     Trimestre que termina el
------------------------------------ ------------------------
     Mas Alto            13.63%        30 de junio de 1997
-------------------- --------------- ------------------------
     Mas Bajo            -9.32%      30 de septiembre de 1998
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------------------------------------------
                                           Desde su Comienzo
                              1 Ano       13 de junio de 1996
-------------------------- -------------- -------------------
   Fondo Equity Value         10.79%            16.12%
-------------------------- -------------- -------------------
     Indice S&P 500           28.75%            28.93%
-------------------------- -------------- -------------------
Indice Russell 1000 Value
                              15.63%            25.63%
-------------------------- -------------- -------------------

FONDO GROWTH & INCOME

RENDIMIENTO TOTAL
(por ano calendario)

1995  32.11%
1996  21.61%
1997  34.14%
1998  34.63%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los  trimestres  calendarios  cubiertos por la grafica de barras)
-------------------------------------------------------------
                                     Trimestre que termina el
------------------------------------ ------------------------
     Mas Alto            24.96%      31 de diciembre de 1998
-------------------- --------------- ------------------------
     Mas Bajo           -12.01%      30 de septiembre de 1998
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------------------------------------------
                                           Desde su Comienzo
                              1 Ano       1 de julio de 1994
-------------------------- -------------- -------------------
  Fondo Growth & Income       34.63%            27.38%
-------------------------- -------------- -------------------
     Indice S&P 500           28.75%            28.16%
-------------------------- -------------- -------------------

FONDO EQUITY GROWTH

RENDIMIENTO TOTAL
(por ano calendario)

1995  18.50%
1996  17.93%
1997  26.54%
1998  35.97%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
-------------------------------------------------------------
                                     Trimestre que termina el
------------------------------------ ------------------------
     Mas Alto            29.77%      31 de diciembre de 1998
-------------------- --------------- ------------------------
     Mas Bajo           -11.31%      30 de septiembre de 1998
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------------------------------------------
                                           Desde su Comienzo
                              1 Ano       1 de julio de 1994
-------------------------- -------------- -------------------
   Fondo Equity Growth        35.97%            24.99%
-------------------------- -------------- -------------------
     Indice S&P 500           28.75%            28.16%
-------------------------- -------------- -------------------
   Indice Russell 1000
         Growth               38.71%            30.53%
-------------------------- -------------- -------------------

FONDO SPECIAL EQUITY

RENDIMIENTO TOTAL
(por ano calendario)

1995  41.50%
1996  25.76%
1997  25.82%
1998   3.10%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
-------------------------------------------------------------
                                     Trimestre que termina el
------------------------------------ ------------------------
     Mas Alto            20.84%      31 de diciembre de 1998
-------------------- --------------- ------------------------
     Mas Bajo           -20.13%      30 de septiembre de 1998
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------------------------------------------
                                           Desde su Comienzo
                               1 Ano      1 de julio de 1994
-------------------------- -------------- -------------------
  Fondo Special Equity         3.10%            22.63%
-------------------------- -------------- -------------------
     Indice S&P 500           28.75%            28.16%
-------------------------- -------------- -------------------
   Indice Russell 2000        -2.55%            14.96%
-------------------------- -------------- -------------------

FONDO AGGRESSIVE EQUITY

RENDIMIENTO TOTAL
(por ano calendario)

1997   6.13%
1998  41.79%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
-------------------------------------------------------------
                                     Trimestre que termina el
------------------------------------ ------------------------
     Mas Alto            32.85%      31 de diciembre de 1998
-------------------- --------------- ------------------------
     Mas Bajo           -18.48%      31 de diciembre de 1997
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------------------------------------------
                                           Desde su Comienzo
                              1 Ano       11 de junio de 1996
-------------------------- -------------- -------------------
    Fondo Aggressive
         Equity               41.79%            14.81%
-------------------------- -------------- -------------------
     Indice S&P 500           28.75%            29.81%
-------------------------- -------------- -------------------
   Indice Russell 2000
         Growth                1.23%             2.38%
-------------------------- -------------- -------------------

FONDO INTERNATIONAL EQUITY

RENDIMIENTO TOTAL
(por ano calendario)

1997   7.74%
1998  10.47%

--------------------------------------------------------------
RENDIMIENTOS MAS aLTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica de barras)
--------------------------------------------------------------
                                     Trimestre que termina el
------------------------------------ -------------------------
     Mas Alto            16.67%      31 de diciembre de 1998
-------------------- --------------- -------------------------
     Mas Bajo           -16.75%      30 de septiembre de 1998
-------------------- --------------- -------------------------

--------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
--------------------------------------------------------------
                                           Desde su Comienzo
                              1 Ano       18 de enero de 1996
-------------------------- -------------- --------------------
   Fondo International
         Equity               10.47%            10.84%
-------------------------- -------------- --------------------
    Indice MSCI World
          EX-US               19.11%             9.46%
-------------------------- -------------- --------------------

HONORARIOS Y GASTOS DE LOS FONDOS

LAS TABLAS A CONTINUACION DESCRIBEN LOS HONORARIOS Y GASTOS QUE USTED PUEDE PAGAR SI COMPRA Y TIENE ACCIONES DE LOS FONDOS DE VALORES.


------------------------------- ------------- --------------- ----------------- ---------------
HONORARIOS DEL ACCIONISTA
(honorarios pagados              FONDO STOCK   FONDO EQUITY      FONDO EQUITY    FONDO GROWTH
directamente de su inversion)       INDEX         INCOME            VALUE          & INCOME
------------------------------- ------------- --------------- ----------------- ---------------
Cargo maximo de venta
cobrado sobre compras             Ninguno        Ninguno          Ninguno           Ninguno
------------------------------- ------------- --------------- ----------------- ---------------
Cargo maximo diferido de
venta                             Ninguno        Ninguno          Ninguno           Ninguno
------------------------------- ------------- --------------- ----------------- ---------------
Cargo maximo de venta
cobrado sobre los dividendos
reinvertidos                      Ninguno        Ninguno          Ninguno           Ninguno
------------------------------- ------------- --------------- ----------------- ---------------
Honorario de redencion            Ninguno        Ninguno          Ninguno           Ninguno
------------------------------- ------------- --------------- ----------------- ---------------
Honorario de intercambio          Ninguno        Ninguno          Ninguno           Ninguno
-----------------------------------------------------------------------------------------------
GASTOS ANUALeS DE OPERACION
DEL FONDO (gastos que se deducen
de los activos del fondo) como un
% del promedio de los activos netos (1)
-----------------------------------------------------------------------------------------------
Honorario por asesoria              .40%           .45%             .57%              .60%
------------------------------- ------------- --------------- ----------------- ---------------
Honorarios por distribucion
(12b-1)                             .25%           .25%             .25%              .25%
------------------------------- ------------- --------------- ----------------- ---------------
Otros gastos
------------------------------- ------------- --------------- ----------------- ---------------
     Honorario por servicios
     administrativos                (2)            .30%             .30%              .30%
------------------------------- ------------- --------------- ----------------- ---------------
     Gastos miscelaneos           Ninguno          .09%             .16%              .09%
------------------------------- ------------- --------------- ----------------- ---------------
GASTOS TOTALES ANUALES DE
OPERACION DEL FONDO                 .65%          1.09%            1.28%             1.24%
------------------------------- ------------- --------------- ----------------- ---------------
Exencion de honorarios y/o        Ninguno          .09%             .18%              .09%
reembolso de gastos (2)
------------------------------- ------------- --------------- ----------------- ---------------
GASTOS NETOS                        .65%          1.00%            1.10%             1.15%
------------------------------- ------------- --------------- ----------------- ---------------

(1) Cada Fondo invierte en titulos a traves de un fondo mutuo subyacente. Esta tabla y el ejemplo a continuacion reflejan los cargos del Fondo y aquel Fondo subyacente.

(2) Honorarios de servicios administrativos del Fondo se incluyen en el Honorario por Asesoria del Fondo.

(3) El Asesor ha consentido contractualmente a reembolsar ciertos gastos del Fondo.

------------------------------- ------------- --------------- ------------------- --------------
HONORARIOS DEL ACCIONISTA          FONDO                                              FONDO
(honorarios pagados                EQUITY      FONDO SPECIAL   FONDO AGGRESSIVE   INTERNATIONAL
directamente de su inversion)      GROWTH         EQUITY            EQUITY           EQUITY
------------------------------- ------------- --------------- ------------------- --------------
Cargo maximo de venta
cobrado sobre compras             Ninguno        Ninguno           Ninguno           Ninguno
------------------------------- ------------- --------------- ------------------- --------------
Cargo maximo diferido de
venta                             Ninguno        Ninguno           Ninguno           Ninguno
------------------------------- ------------- --------------- ------------------- --------------
Cargo maximo de venta             Ninguno        Ninguno           Ninguno           Ninguno
cobrado sobre los dividendos
reinvertidos
------------------------------- ------------- --------------- ------------------- --------------
Honorario de redencion            Ninguno        Ninguno           Ninguno           Ninguno
------------------------------- ------------- --------------- ------------------- --------------
Honorario de intercambio          Ninguno        Ninguno           Ninguno           Ninguno
------------------------------- ------------- --------------- ------------------- --------------
GASTOS ANUALES DE OPERACION
DEL FONDO (gastos que se deducen
de los activos del fondo) como un
% del promedio de los activos netos (1)
------------------------------------------------------------------------------------------------
Honorario por asesoria              .62%           .80%              .97%             .75%
------------------------------- ------------- --------------- ------------------- --------------
Honorarios por distribucion
(12b-1)                             .25%           .25%              .25%             .25%
------------------------------- ------------- --------------- ------------------- --------------
Otros gastos
------------------------------- ------------- --------------- ------------------- --------------
     Honorario por servicios
     administrativos                .30%           .30%              .30%             .30%
------------------------------- ------------- --------------- ------------------- --------------
     Gastos miscelaneos             .09%           .11%              .35%             .23%
------------------------------- ------------- --------------- ------------------- --------------
GASTOS TOTALES ANUALES DE
OPERACION DEL FONDO                1.26%          1.46%             1.87%             1.53%
------------------------------- ------------- --------------- ------------------- --------------
Exencion de honorarios y/o
reembolso de gastos (2)             .02%           .01%              .37%             .13%
------------------------------- ------------- --------------- ------------------- --------------
GASTOS NETOS                       1.24%          1.45%             1.50%             1.40%
------------------------------- ------------- --------------- ------------------- --------------

(1) Cada Fondo invierte en titulos a traves de un fondo mutuo subyacente. Esta tabla y el ejemplo a continuacion reflejan los cargos del Fondo y aquel Fondo subyacente.

(2) El Asesor ha consentido contractualmente a reembolsar ciertos gastos del Fondo.

EJEMPLO

Este ejemplo es para ayudarle a comparar el costo del invertir en un Fondo de Valores con el costo del invertir en otros fondos mutuos. El ejemplo presume que:
o usted invierte $10,000 en un Fondo durante los periodos de tiempo indicados; y
o    usted entonces vende todas sus acciones al final de esos periodos.

El ejemplo tambien presume que:
o    su inversion tiene un rendimiento de 5% cada ano; y
o los gastos de operacion del Fondo indicados en la tabla anterior, despues de cualquier exencion o reembolso de honorarios, permanece igual.

Aunque sus costos reales pueden ser mas altos o mas bajos, basado en estas suposiciones, sus costos serian:

--------------- -------------- --------------- --------------- ----------------
                 FONDO STOCK    FONDO EQUITY    FONDO EQUITY    FONDO GROWTH &
                    INDEX          INCOME          VALUE            INCOME
--------------- -------------- --------------- --------------- ----------------
    1 ano            $66            $102            $112             $117
--------------- -------------- --------------- --------------- ----------------
    3 anos          $208            $318            $350             $365
--------------- -------------- --------------- --------------- ----------------
    5 anos           N/A            $552            $606             $633
--------------- -------------- --------------- --------------- ----------------
   10 anos           N/A           $1,225          $1,340           $1,398
--------------- -------------- --------------- --------------- ----------------

--------------- -------------- --------------- --------------- ----------------
                                                   FONDO            FONDO
                 FONDO EQUITY   FONDO SPECIAL    AGGRESSIVE     INTERNATIONAL
                    GROWTH          EQUITY         EQUITY          EQUITY
--------------- -------------- --------------- --------------- ----------------
    1 ano           $126            $148            $153            $143
--------------- -------------- --------------- --------------- ----------------
    3 anos          $393            $459            $474            $443
--------------- -------------- --------------- --------------- ----------------
    5 anos          $681            $792            $818            $766
--------------- -------------- --------------- --------------- ----------------
   10 anos         $1,500          $1,735          $1,791          $1,680
--------------- -------------- --------------- --------------- ----------------


-------------------------------------------------------------------------------
                                               FONDOS DE ASIGNACION ESTRATEGICA
-------------------------------------------------------------------------------

FONDO SHORT HORIZON STRATEGIC ALLOCATION (PLAZO CORTO)
FONDO SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION (PLAZO CORTO A INTERMEDIO) FONDO INTERMEDIATE HORIZON STRATEGIC ALLOCATION (PLAZO INTERMEDIO)
FONDO INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION (PLAZO INTERMEDIO A LARGO) FONDO LONG HORIZON STRATEGIC ALLOCATION (PLAZO LARGO)

ESTE RESUMEN DESCRIBE BREVEMENTE LOS FONDOS DE ASIGNACION ESTRATEGICA Y SUS RIESGOS PRINCIPALES DE INVERSION.

METAS DE LOS FONDOS

FONDO SHORT HORIZON                     La meta del Fondo es proveer un alto
STRATEGIC ALLOCATION (PLAZO CORTO)      nivel de ingresos y la preservacion
                                        del capital.

FONDO SHORT/INTERMEDIATE HORIZON        La meta del Fondo es lograr rendimientos
STRATEGIC ALLOCATION                    razonables con volatilidad muy por
(PLAZO CORTO A INTERMEDIO)              debajo del promedio, comparado con otros
                                        fondos balanceados.

FONDO INTERMEDIATE HORIZON              La meta del Fondo es lograr rendimientos
STRATEGIC ALLOCATION (Plazo Intermedio) a largo plazo a traves de una combinacion de ingresos de inversion y
                                        apreciacion de capital con una
                                        volatilidad ligeramente menor que el
                                        promedio de la de otros fondos
                                        balanceados.

FONDO INTERMEDIATE/LONG HORIZON         La meta del Fondo es lograr rendimientos
STRATEGIC ALLOCATION                    a largo plazo por medio de una
(PLAZO INTERMEDIO A LARGO)              combinacion de ingresos de inversion y
                                        apreciacion del capital con una
                                        volatilidad  ligeramente mayor que el
                                        promedio de la de otros fondos
                                        balanceados.

FONDO LONG HORIZON                      La meta del Fondo es proveer
STRATEGIC ALLOCATION (PLAZO LARGO)      rendimientos a largo plazo de
                                        crecimiento del capital y crecimiento
                                        de ingresos.


ESTRATEGIAS PRINCIPALES DE INVERSION

Los Fondos de Asignacion Estrategica son fondos de asignacion de activos. Cada Fondo invierte en una combinacion de los Fondos (aparte del Fondo Balanced y del Fondo Stock Index) descritos arriba en este prospecto. Diversified selecciona la combinacion de los Fondos subyacentes, asi como el importe que se invierte, como resultado de las metas de cada Fondo de Asignacion Estrategica.

La tabla siguiente muestra aproximadamente el importe de los activos de cada Fondo de Asignacion Estrategica que son invertidos en los Fondos del Mercado Monetario, de Bonos y de Valores. Estas asignaciones reflejan la estrategia actual de Diversified para la asignacion de activos durante condiciones normales del mercado, y puede cambiar en cualquier momento. Bajo severas condiciones del mercado, Diversified puede asignar sin limite los activos de cada Fondo de Asignacion Estrategica al Fondo Money Market. Para asignaciones especificas a los Fondos subyacentes, vea el Apendice A.



                                   ---------------------  ------------------ -------------------
                                     FONDO DEL MERCADO
                                         MONETARIO         FONDOS DE BONOS    FONDOS DE VALORES
----------------------------------- --------------------- ------------------ -------------------
   SHORT HORIZON (PLAZO CORTO)              10%                  80%                10%
----------------------------------- --------------------- ------------------ -------------------
     SHORT/INTERMEDIATE HORIZON
     (PLAZO CORTO A INTERMEDIO)           Ninguno                70%                30%
----------------------------------- --------------------- ------------------ -------------------
       INTERMEDIATE HORIZON
        (PLAZO INTERMEDIO)                Ninguno                50%                50%
----------------------------------- --------------------- ------------------ -------------------
      INTERMEDIATE/LONG HORIZON
      (PLAZO INTERMEDIO A LARGO)          Ninguno                30%                70%
----------------------------------- --------------------- ------------------ -------------------
      LONG HORIZON (PLAZO LARGO)          Ninguno              Ninguno              100%
----------------------------------- --------------------- ------------------ -------------------

Cada Fondo de Asignacion Estrategica es un fondo no diversificado, lo cual quiere decir que no esta limitado por el Investment Company Act of 1940 en cuanto a la cantidad de sus activos que puede ser invertida en un solo emisor (aunque todavia se aplican ciertos requisitos de diversificacion de acuerdo al Internal Revenue Code).

RIESGOS PRINCIPALES

Por favor recuerde que los riesgos del invertir en cada Fondo de Asignacion Estrategica depende de los Fondos subyacentes en los cuales el Fondo invierte y, por lo tanto, de los titulos que los Fondos subyacentes tienen y las estrategias de inversion que usan. Por ejemplo, los Fondos de Plazo Corto y Plazo Corto a Intermedio invierten mas de sus activos en Fondos de Bonos. Por lo tanto los Fondos de Plazo Corto y Plazo Corto a Intermedio pueden ser mas sensibles al riesgo de la tasa de interes y al riesgo de credito que los Fondos de Asignacion Estrategica que invierten mas de sus activos en los Fondos de Valores. De la misma manera, los Fondos de Asignacion Estrategica que invierten mas de sus activos en los Fondos de Valores pueden ser mas sensibles a una mayor volatilidad en el precio que los Fondos de Asignacion Estrategica que invierten mas de sus activos en los Fondos de Bonos. El valor de las acciones de cada Fondo de Asignacion Estrategica cambiara diariamente segun cambie el valor de sus titulos subyacentes. Esto quiere decir que sus acciones en un Fondo pueden valer mas o menos cuando las venda que cuando las compro. Es posible que usted pierda dinero si invierte en un Fondo de Asignacion Estrategica.

o RIESGO DEL MERCADO. Es el riesgo de que los precios de un titulo suban o bajen debido a los cambios en las condiciones economicas politicas, del mercado, o a cambios en la situacion particular de una empresa. Historicamente, los titulos de valores han sido mas volatiles que los titulos de deuda como resultado del riesgo del mercado.

     Tambien es posible que los Fondos no desempenen como es deseado. Por ejemplo, se espera que el Fondo Short Horizon Strategic Allocation (Plazo Corto) sea el menos volatil de todos los Fondos. No obstante, bajo ciertas condiciones del mercado este Fondo podria ser el mas volatil.

o RIESGO DE LA TASA DE INTERES. En general, los precios de los titulos de deuda suben cuando las tasas de interes caen, y caen cuando las tasas de interes suben. Un cambio en las tasas de interes podria causar que caiga el precio por accion de un Fondo. Generalmente, cuanto mas largo sea el vencimiento promedio de los bonos en un Fondo, mas fluctuara el precio por accion del Fondo como resultado de los cambios en las tasas de interes.

o RIESGO DE CREDITO. Es posible que algunos emisores no efectuen los pagos de los titulos de deuda de un Fondo, provocando asi una perdida. Tambien, cuando se deteriora la condicion financiera de un emisor, se reduce la calidad crediticia de su titulo lo cual provoca una mayor volatilidad del precio de los titulos y acciones de un Fondo. Los precios de titulos de clasificacion mas baja muchas veces son mas volatiles que aquellos de titulos de clasificacion mas alta.

o RIESGO DE REEMBOLSO ANTICIPADO. Es posible que los emisores de los titulos de deuda de un Fondo puedan pagar anticipadamente el principal adeudado sobre los titulos, en particular durante periodos en que las tasas de interes bajan. Puede que el Fondo no tenga la oportunidad de volver a invertir el principal con tasas atractivas, lo cual reduciria los ingresos para el Fondo. Por otro lado, tasas de interes ascendentes pueden causar que ocurran reembolsos anticipados a tasas mas lentas que las previstas. Esto provoca el retraso en los vencimientos de los titulos afectados, lo cual los hace mas susceptibles a los cambios en las tasas de interes, y hace que el precio por accion del Fondo sea mas volatil. Los titulos respaldados por hipotecas son mucho mas susceptibles al riesgo de reembolsos anticipados y sus precios pueden ser volatiles.

o TITULOS EXTRANJEROS. Las inversiones en titulos extranjeros llevan riesgos relacionados con los problemas politicos, sociales y economicos en el extranjero, ademas de riesgos de las diferencias entre los reglamentos a los cuales los emisores y mercados estadounidenses y extranjeros estan sujetos. Estos riesgos pueden incluir la expropiacion de activos, una tributacion confiscatoria, la retencion de impuestos sobre dividendos e intereses pagados sobre las inversiones del Fondo, los controles de divisas y otras limitaciones sobre el uso o transferencia de los activos de los Fondos, y la inestabilidad politica o social. Puede haber tambien cambios rapidos en el valor de las monedas o los titulos extranjeros, lo cual causa que el precio por accion de un Fondo sea volatil. Ademas, bajo ciertas circunstancias, un fondo puede generar un valor reducido o inexistente en dolares estadounidenses por sus inversiones en titulos extranjeros, causando que el precio por accion del Fondo caiga.

o TITULOS DE CRECIMIENTO. Titulos de crecimiento tipicamente son muy sensibles a los movimientos del mercado, porque sus precios en el mercado tienden a reflejar expectativas futuras. Cuando parece que no se lograran aquellas expectativas, los precios de titulos de crecimiento tipicamente caen. El exito de una inversion de un Fondo subyacente en titulos de crecimiento depende en gran parte de la habilidad del asesor del Fondo de evaluar el potencial de crecimiento de las companias que emitieron los titulos.

o COMPANIAS MAS PEQUENAS. Los titulos de companias con capitalizacion mas pequena pueden llevar mas riesgos que aquellos de companias mas grandes y mejor establecidas. Pueden ser aun mas sensibles a las bajas en el mercado, lo cual causa que el precio por accion de un Fondo sea mas volatil.

o DERIVADOS. Cada Fondo puede, pero no esta obligado, a participar en ciertas estrategias de inversion que involucran derivados (tales como operaciones con opciones, futuros, permutas ("swaps" en ingles) y contratos a plazo de monedas). Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura. El exito o fracaso de una transaccion de cobertura dependera de la habilidad de los asesores del Fondo de pronosticar correctamente los movimientos en la cobertura, las inversiones protegidas y el mercado en general (y la correlacion entre estos factores). Es posible que los derivados no esten disponibles a precios que tengan sentido economico (por ejemplo, pueden ser demasiado caros), y, si se emplearan, los costos de transaccion involucrados pueden afectar adversamente el desempeno del Fondo.

Por favor dese cuenta de que una inversion en los Fondos no esta ni asegurada ni garantizada por la Federal Deposit Insurance Corporation ni por ninguna otra agencia gubernamental.

QUIEN PUEDE INTERESARSE EN INVERTIR

Considere invertir en los Fondos de Asignacion Estrategica si usted busca un programa de inversion y asignacion de activos a largo plazo, y profesionalmente manejado. Usted no debe invertir en los Fondos de Asignacion Estrategica para satisfacer necesidades a corto plazo ni para jugar con los movimientos de corto plazo en los mercados de valores o bonos. Considere el FONDO SHORT HORIZON STRATEGIC ALLOCATION (PLAZO CORTO) si busca ingresos corrientes a traves de la inversion primariamente en el Fondo del Mercado Monetario y los Fondos de Bonos. Considere el FONDO SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION (PLAZO CORTO A INTERMEDIO) si usted busca ingresos corrientes a traves de la inversion primariamente en los Fondos de Bonos con un poco mas volatilidad que el del Fondo Short Horizon Strategic Allocation (Plazo Corto) y menor volatilidad que los otros Fondos de Asignacion Estrategica. Considere el FONDO INTERMEDIATE HORIZON STRATEGIC ALLOCATION (PLAZO INTERMEDIO) si busca altos rendimientos a largo plazo a traves de una cartera de inversion diversificada de titulos de valores, ingresos fijos y del mercado monetario. Considere el FONDO INTERMEDIATE/LONG HORIZON STRATEGIC ALlOCATION (PLAZO INTERMEDIO A LARGO) si busca rendimientos a largo plazo a traves de la inversion primariamente en los Fondos de Valores y Bonos con un poco mas volatilidad comparado con otros fondos balanceados. Considere el FONDO LONG HORIZON STRATEGIC ALLOCATION (PLAZo LARGO) si busca crecimiento a largo plazo a traves de inversiones en acciones y si puede tolerar cambios substanciales en el valor de su inversion.

DESEMPENO DE LOS FONDOS

Las siguientes tablas y graficas de barras pueden ayudarle a evaluar los riesgos del invertir en los Fondos de Asignacion Estrategica y muestran como los rendimientos de los Fondos han variado a lo largo del tiempo.

o    La grafica de barras muestra los cambios en el desempeno anual de los
     Fondos.

o Las tablas indican los mejores y peores trimestres de los Fondos durante los anos cubiertos en las graficas de barras y como el promedio de los rendimientos anuales de los Fondos se comparan con el desempeno de otros indices generales del mercado durante los periodos indicados. Por favor recuerde que, a diferencia de los Fondos, el indice del mercado no incluye los costos de la compra y venta de titulos ni otros gastos de los Fondos.

Cuando usted considere esta informacion, por favor recuerde que el desempeno pasado de un Fondo no es necesariamente indicativo de su desempeno futuro.

SHORT HORIZON STRATEGIC ALLOCATION FUND (PLAZO CORTO)

RENDIMIENTO TOTAL
(por ano calendario)

1997  8.69%
1998  6.35%

-------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica de barras)
------------------------------------ ------------------------
                                     Trimestre que termina el
-------------------- --------------- ------------------------
     Mas Alto            3.91%         30 de junio de 1997
-------------------- --------------- ------------------------
     Mas Bajo            0.14%         31 de marzo de 1997
-------------------- --------------- ------------------------

-------------------------------------------------------------
PROMEDIO DE RENDIMIEnTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
------------------------ -------------- ---------------------
                                          Desde su Comienzo
                            1 Ano        15 de abril de 1996
------------------------ -------------- ---------------------
Short Horizon Strategic
  Allocation Fund
   (Plazo Corto)            6.35%               7.70%
------------------------ -------------- ---------------------
  Indice Lehman
   Aggregate                8.69%*              8.68%*
------------------------ -------------- ---------------------

*Indice combinado formado por el 80% del Indice Lehman Aggregate, 10% del Indice Salomon Brothers Treasury Bill, y 10% del Indice Russell 1000 Value, que tuvo un rendimiento en un ano de 9.23% y un rendimiento de 9.88% para el periodo desde el comienzo del Fondo.

FONDO SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION(PLAZO CORTO A INTERMEDIO)

Este Fondo comenzo operaciones el 1o de mayo de 1998 y aun no tiene un ano calendario entero de rendimientos de inversion a la fecha de este prospecto.


FONDO INTERMEDIATE HORIZON STRATEgIC ALLOCATION (PLAZO INTERMEDIO)

RENDIMIENTO TOTAL
(por ano calendario)

1997  14.29%
1998  12.31%

---------------------------------------------------------------
RENDIMIENTOS MAS aLTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica de barras)
------------------------------------ --------------------------
                                      Trimestre que termina el
------------------------------------ --------------------------
     Mas Alto            10.56%       31 de diciembre de 1998
-------------------- --------------- --------------------------
     Mas Bajo            -6.07%       30 de septiembre de 1998
-------------------- --------------- --------------------------

---------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- -------------- ---------------------
                                            Desde su Comienzo
                              1 Ano        15 de abril de 1996
-------------------------- -------------- ---------------------
  Intermediate Horizon
  Strategic Allocation
 Fund (Plazo Intermedio)      12.31%            12.75%
-------------------------- -------------- ---------------------
     Indice S&P 500           28.75%*           28.83%*
-------------------------- -------------- ---------------------
   Indice Lehman Bros.
     Gov./Corp. Bond           9.46%*            8.96%*
-------------------------- -------------- ---------------------

*Indice combinado formado por el 50% del Indice Lehman Aggregate, 30% del Indice Russell 1000, 12% del Indice Russell 2000 y 8% del Indice MSCI World EX-US, que tuvo un rendimiento en un ano de 14.16% y un rendimiento de 14.89% para el periodo desde el comienzo del Fondo.

INTERMEDIATE/LONG HORIZON STRATEGIC ALLoCATION FUND (PLAZO INTERMEDIO A LARGO)

RENDIMIENTO TOTAL
(por ano calendario)

1997  18.95%
1998  14.05%

---------------------------------------------------------------
RENDIMIENTOS MAS ALTOS Y MAS BAJOS
(para los trimestres calendarios cubiertos por la grafica
de barras)
------------------------------------ --------------------------
                                     Trimestre que termina el
-------------------- --------------- --------------------------
     Mas Alto            14.65%       30 de junio de 1997
-------------------- --------------- --------------------------
     Mas Bajo            -8.63%       30 de septiembre de 1998
-------------------- --------------- --------------------------

---------------------------------------------------------------
PROMEDIO DE RENDIMIENTOS ANUALES TOTALES
(hasta el 31 de diciembre de 1998)
-------------------------- -------------- ---------------------
                                           Desde su Comienzo
                              1 Ano       15 de abril de 1996
-------------------------- -------------- ---------------------
    Intermediate/Long
    Horizon Strategic
 Allocation Fund (Plazo
   Intermedio a Largo)        14.05%              15.86%
-------------------------- -------------- ---------------------
     Indice S&P 500           28.75%*             28.83%*
-------------------------- -------------- ---------------------

*Indice combinado formado por el 42% del Indice Russell 1000, 30% del Indice Lehman Aggregate, 18% del Indice Russell 2000 y 10% del Indice MSCI World EX-US que tuvo un rendimiento de un ano de 15.70% y un rendimiento de 17.26% para el periodo desde el comienzo del Fondo.


FONDO LONG HORIZON STRATEGIC ALLOCATION (PLAZO LARGO)

Este Fondo comenzo sus operaciones el 1o de mayo de 1998 y no tiene un ano calendario entero de rendimientos de inversion a la fecha de este prospecto.

HONORARIOS Y GASTOS DE LOS FONDOS

LAS TABLAS A CONTINUACION DESCRIBEN LOS HONOrARIOS Y GASTOS QUE USTED PUEDE PAGAR SI COMPRA Y TIENE ACCIONES DE LOS FONDOS DE ASIGNACION ESTRATEGICA.



----------------------------- ------------ -------------- -------------- ----------------  ------------
HONORARIOS DEL ACCIONISTA                     SHORT/
(honorarios pagados              SHORT     INTERMEDIATE                   INTERMEDIATE/
directamente de su              HORIZON       HORIZON     INTERMEDIATE    LONG HORIZON        LONG
inversion)                     STRATEGIC     STRATEGIC       HORIZON       STRATEGIC         HORIZON
                              ALLOCATION    ALLOCATION      STRATEGIC    ALLOCATION FUND    STRATEGIC
                                 FUND       FUND (PLAZO    ALLOCATION        (PLAZO         ALLOCATION
                                (PLAZO        CORTO A      FUND (PLAZO    INTERMEDIO A      FUND(PLAZO
                                CORTO)      INTERMEDIO)    INTERMEDIO)       LARGO)           LARGO)

----------------------------- ------------ -------------- -------------- --------------- ------------
Cargo maximo de venta
cobrado sobre compras           Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
----------------------------- ------------ -------------- -------------- --------------- ------------
Cargo maximo diferido de
venta                           Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
----------------------------- ------------ -------------- -------------- --------------- ------------
Cargo maximo de venta
cobrado sobre los
dividendos reinvertidos         Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
----------------------------- ------------ -------------- -------------- --------------- ------------
Honorario de redencion          Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
----------------------------- ------------ -------------- -------------- --------------- ------------
Honorario de intercambio        Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
-----------------------------------------------------------------------------------------------------
GASTOS ANUALES DE OPERACION DEL FONDO
(gastos que se deducen de los activos
del fondo) como un % del promedio
de los activos netos (1)
-----------------------------------------------------------------------------------------------------
Honorario por asesoria           .20%          .20%           .20%            .20%            .20%
----------------------------- ------------ -------------- -------------- --------------- ------------
Honorarios por distribucion
(12b-1)                         Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
----------------------------- ------------ -------------- -------------- --------------- ------------
Otros gastos
----------------------------- ------------ -------------- -------------- --------------- ------------
Honorario por
 servicios                      Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
administrativos
----------------------------- ------------ -------------- -------------- --------------- ------------
Gastos miscelaneos              Ninguno       Ninguno        Ninguno        Ninguno          Ninguno
----------------------------- ------------ -------------- -------------- --------------- ------------
GASTOS TOTALES ANUALES DE
OPERACION DEL FONDO (1)          .20%          .20%           .20%            .20%            .20%
----------------------------- ------------ -------------- -------------- --------------- ------------

(1) CADA FONDO DE ASIGNACION ESTRATEGICA TIENE UNA PARTICIPACION PROPORCIONAL DE LOS HONORARIOS Y GASTOS (INCLUYENDO LOS HONORARIOS DE ASESORIA Y DEL REGLAMENTO 12B-1) DE LOS FONDOS SUBYACENTES EN LOS CUALES INVIERTE Y LOS RENDIMIENTOS DE INVERSION PARA EL FONDO DE ASIGNACION ESTRATEGICA SERAN NETOS DE LOS GaSTOS DEL FONDO DE ASIGNACION ESTRATEGICA Y AQUELLOS FONDOS SUBYACENTES. Basado en las proporciones de gastos para los Fondos del Mercado Monetario, de Bonos y de Valores en los cuales invierten los Fondos de Asignacion Estrategica, se anticipa que el promedio de las proporciones ponderadas de gastos seran: de entre 1.12% y 1.26% para el Fondo Short Horizon Strategic Allocation (Plazo Corto); de entre 1.16% y 1.37% para el Fondo Short/Intermediate Horizon Strategic Allocation (Plazo Corto a Intermedio); de entre 1.22% y 1.43% para el Fondo Intermediate Horizon Strategic Allocation (Plazo Intermedio); de entre 1.27% y 1.49% para el Fondo Intermediate/Long Horizon Strategic Allocation (Plazo Intermedio a Largo); y de entre 1.31% y 1.58% para el Fondo Long Horizon Strategic Allocation (Plazo Largo). Se ha presentado un surtido de relaciones de cargos porque el porcentaje de los activos de cada Fondo de Asignacion Estrategica invertido en los Fondos subyacentes fluctuara. Basado en estos surtidos, se usan las relaciones objetivas de 1.19%, 1.29%, 1.33%, 1.38%, y 1.45%, respectivamente, para calcular los cargos en que un accionista incurriria segun se refleja en el ejemplo a continuacion.

EJEMPLO

Este ejemplo es para ayudarle a comparar el costo del invertir en un Fondo de Asignacion Estrategica con el costo del invertir en otros fondos mutuos. El ejemplo presume que:
o usted invierte $10,000 en un Fondo durante los periodos de tiempo indicados; y
o    usted entonces vende todas sus acciones al final de esos periodos.


El ejemplo tambien presume que:
o    su  inversion tiene un rendimiento de 5% cada ano; y
o los gastos de operacion del Fondo indicados en la tabla anterior, despues de cualquier exencion o reembolso de honorarios, permanece igual.

Aunque sus costos reales pueden ser mas altos o mas bajos, basado en estas suposiciones, sus costos serian:


------------ ---------------    -------------------   -----------------   -----------------   --------------------
                                SHORT/INTERMEDIATE      INTERMEDIATE      INTERMEDIATE/LONG
              SHORT HORIZON     HORIZON STRATEGIC     HORIZON STRATEGIC   HORIZON STRATEGIC       LONG HORIZON
             ALLOCATION FUND     (PLAZO CORTO A            (PLAZO         (PLAZO INTERMEDIO   STRATEGIC ALLOCATION
              (PLAZO CORTO)         INTERMEDIO)          INTERMEDIO)           A LARGO)        FUND (PLAZO LARGO)
------------ ---------------    -------------------   -----------------   -----------------   --------------------
  1 ano           $121                $131                $135                $140                    $148
------------ ---------------    -------------------   -----------------   -----------------   --------------------
  3 anos          $378                $409                $421                $437                    $459
------------ ---------------    -------------------   -----------------   -----------------   --------------------
  5 anos          $654                $708                $729                $755                    $792
------------ ---------------    -------------------   -----------------   -----------------   --------------------
 10 anos        $1,443              $1,556              $1,601              $1,657                  $1,735
------------ ---------------    -------------------   -----------------   -----------------   --------------------


Servicios al Accionista

Esta seccion describe como comerciar con los Fondos y los servicios disponibles al accionista.

-------------------------------------------------------------------------------
                                                COMO COMUNICARSE CON LOS FONDOS
-------------------------------------------------------------------------------

POR TELEFONO          Llame gratuitamente al (800)
                      926-0044

POR CORREO            The Diversified Investors Funds Group
                      (o The Diversified Investors Strategic Allocation Funds)
                      4 Manhattanville Road
                      Purchase, NY  10577

-------------------------------------------------------------------------------
                                                      COMO COMPRAR LAS ACCIONES
-------------------------------------------------------------------------------

Las acciones de los Fondos pueden ser compradas por inversionistas individuales e institucionales. Es posible que usted establezca nuevas cuentas en un Fondo bajo ciertos planes para la jubilacion. Estos planes incluyen, pero no se limitan a, Planes 401(k), 403(b) y 457, Planes de Pension (Money Purchase Plans), Planes de Reparto de Utilidades (Profit Sharing Plans), Planes de Pensiones Simplificados para Empleados (Simplified Employee Pension Plans), Planes Keogh y Cuentas Individuales para la Jubilacion ("IRAs" por Individual Retirement Accounts"). Consulte con su agente y sus consejeros de impuestos y jubilacion. Si usted es participante en un plan, debe obtener las condiciones de participacion en el plan del administrador de su plan. Los Planes pueden prohibir las compras o ventas de acciones de los Fondos bajo ciertas circunstancias, tales como un cambio en el administrador del plan. Consulte con el administrador de su plan para mas informacion.

Las acciones de cada Fondo se venden sin cargos de venta. Se puede realizar compras de lunes a viernes, excepto en algunos dias festivos. Se compran las acciones al valor del activo neto ("NAV" por net asset value) calculado despues de haber recibido su inversion en buen estado y despues de que sea aceptada por el Distribuidor.

Usted puede comprar las acciones en un Fondo directamente a traves del Distribuidor o dando autorizacion a su plan para la jubilacion para que compre acciones a su favor. Vea el Apendice B para informacion sobre compras directamente del Distribuidor. Vea al administrador de su plan para obtener instrucciones de compra si usted es participante en un plan para la jubilacion. Los Planes que incluyen opciones fijas de inversion puede restringir o prohibir la compra de acciones de algunos de los Fondos con dinero retirado de aquellas opciones fijas de inversion.

La inversion minima inicial es de $5,000. Los Fondos actualmente no requieren esta cantidad minima. No existe una cantidad minima para las subsecuentes inversiones. No obstante, un plan para la jubilacion puede imponer requisitos minimos de inversion. Los participantes en esos planes deben consultar con el administrador de su plan.

Cada Fondo se reserva el derecho de suspender la venta de sus acciones en cualquier momento o de rechazar cualquier solicitud de compra.


-------------------------------------------------------------------------------
                                      COMO SE CALCULA EL PRECIO DE SUS ACCIONES
-------------------------------------------------------------------------------

Cada uno de los Fondos calcula su NAV cada dia que la New York Stock Exchange esta abierta para comerciar. Este calculo se hace al cierre de las operaciones normales en la Bolsa, normalmente a las 4:00 p.m., hora del Este. Ningun Fondo calcula su NAV cuando la New York Stock Exchange esta cerrada. Normalmente, la New York Stock Exchange esta cerrada los dias de Ano Nuevo, de Martin Luther King, Jr., de los Presidentes, Viernes Santo, de los Combatientes, de la Independencia, del Trabajador, de Accion de Gracias y Navidad.

-------------------------------------------------------------------------------
?Que es el NAV?

NAV refiere al VALOR DEL ACTIVO NETO de un Fondo. Se calcula el valor del activo neto dividiendo el valor total de los titulos y otros activos del Fondo, menos obligaciones, entre el numero total de acciones en circulacion. Se valuan los titulos al valor en el mercado o, si no esta disponible una cotizacion del mercado, a su valor justo determinado en buena fe bajo procedimientos establecidos por y bajo la supervision de los Fideicomisarios. Titulos extranjeros se valuan en base a presupuestos del mercado primario en lo cual comercian, y entonces convertidos de la moneda local a dolares estadounidenses usando las actuales tasas de intercambio. Instrumentos del mercado monetario que vencen dentro de sesenta dias se valuan al costo amortizado, lo cual aproxima el valor en el mercado.
-------------------------------------------------------------------------------

Por favor dese cuenta de que puede haber operaciones en titulos extranjeros poseidos en un Fondo en dias cuando el Fondo no esta abierto para transacciones. Como resultado, el NAV del Fondo puede cambiar durante dias en que no es posible comprar o vender acciones del Fondo.

-------------------------------------------------------------------------------
                                                    COMO SE VENDEN LAS ACCIONES
-------------------------------------------------------------------------------

En cualquier dia laboral, usted puede vender (redimir) todas o una porcion de sus acciones. Se procesara su transaccion al NAV del Fondo aplicable la proxima vez que este sea calculado, una vez de que el Distribuidor reciba su solicitud para redimir las acciones en buena orden. Normalmente, se pagan o envian los ingresos de redencion dentro de siete dias. Una redencion se maneja como una venta para propositos fiscales, y puede resultar en ganancias o perdidas gravables a impuestos en una cuenta no protegida para propositos fiscales.

Los participantes de un plan para la jubilacion deben obtener instrucciones de redencion del administrador de su plan. Si usted compro acciones directamente del Distribuidor, vea el Apendice B para instrucciones de redencion.

Se requiere una garantia de firma para lo siguiente:

o cualquier redencion por correo si se ha de pagar el producto a otra persona o si se deben enviar a una direccion que no sea la registrada en los archivos;
o cualquier redencion por correo si se hara una transferencia electronica del producto a un banco;
o    cualquier solicitud de redencion por mas de $50,000; y
o    solicitudes para transferir la inscripcion de acciones a otro dueno.

A la discrecion del Fondo, tambien se pueden requerir garantias de firma para otras redenciones. Una garantia de firma asegura que una firma es genuina y protege a los accionistas de transferencias no autorizadas de su cuenta. Los bancos, asociaciones de ahorros y prestamos, companias de fideicomiso, uniones de credito, corredores-agentes y firmas que sean miembros de una comision nacional de titulos pueden garantizar las firmas. Llame a su institucion financiera para averiguar si tiene esta capacidad. Una garantia de firma no es igual a una firma legalmente autenticada.

-------------------------------------------------------------------------------
                                       POLITICAS Y SERVICIOS PARA EL ACCIONISTA
-------------------------------------------------------------------------------
CANJES

Cualquier dia laborable usted puede canjear toda o una porcion de sus acciones por acciones de cualquier otro Fondo disponible. Para iniciar un canje, por favor siga los procedimientos para ventas descritos a continuacion: "Como Se Venden las Acciones." Los participantes en planes deben comunicarse con el administrador del plan. Se tramitara su canje al NAV del fondo aplicable la proxima vez que sea calculado despues de que el distribuidor reciba su solicitud en buen estado. Los fondos se reservan el derecho de rechazar cualquier solicitud de canje, o para modificar o terminar el privilegio de canje en cualquier momento. Un canje es la venta de acciones de un Fondo y la compra de acciones de otro, y puede resultar en ganancias o perdidas gravables a impuestos en una cuenta no protegida para propositos fiscales.

INGRESOS DE REDENCION

Los Fondos tienen la intencion de pagar los ingresos de redencion en efectivo, pero se reservan el derecho de pagar en especie con la entrega de titulos de inversion iguales al precio de redencion. En estos casos, es posible que usted incurra en costos de corretaje al convertir los titulos en efectivo.

Su derecho de recibir un pago por redencion puede ser suspendido, o se puede aplazar el pago, bajo ciertas circunstancias. Estas circunstancias incluyen cualquier periodo durante el cual esta cerrada la New York Stock Exchange (aparte de fines de semana y dias festivos) o esta restringido el comerciar en la Bolsa, cualquier periodo cuando existe una emergencia y cualquier momento en el cual la Securities and Exchange Commission permite que los fondos mutuos aplacen los pagos para la proteccion de los inversionistas.

REDENCIONES INVOLUNTARIAS

Si su balance de cuenta cae debajo de $1,000 como resultado de una redencion o canje, se puede cerrar su cuenta y enviarle sus ingresos. Usted recibira un aviso antes de que esto ocurra.

TRANSACCIONES TELEFONICAS

Usted puede iniciar las redenciones y canjes por telefono. Ni los Fondos ni sus agentes seran los responsables de cualquier perdida que resulte de transacciones no autorizadas, cuando se adhieran a los procedimientos disenados para verificar la identificacion del comunicante. Durante periodos de actividad poco usual en el mercado, clima severo u otra circunstancia fuera de lo normal, puede que sea dificil comunicarse con un representante de los Fondos por telefono. Para estos casos sugerimos que envie sus instrucciones por escrito.

CAMBIOS DE DOMICILIO

Para cambiar la direccion que aparece en su cuenta, por favor comuniquese con el administrador de su plan o llame al (800) 926-0044 y mande una solicitud por escrito, firmada por todos los duenos de la cuenta. Incluya el nombre de los fondos, numeros de cuenta, nombres en la cuenta y tanto la antigua como la nueva direccion.

CAMBIOS DE REGISTRO

Para cambiar el nombre que aparece en una cuenta, generalmente se transfieren las acciones a una nueva cuenta. En algunos casos, se puede requerir documentacion legal. Para mas informacion, comuniquese con el administrador de su plan o llame al (800) 926-0044. Si una institucion financiera tiene sus acciones registradas, por favor comuniquese con aquella institucion para el cambio de dueno.

INFORMES Y ESTADOS DE CUENTA

Los Fondos le enviaran un informe de confirmacion cada trimestre que refleja las contribuciones regulares y otras transacciones que afectan su cuenta. Los Fondos tambien le enviaran un informe de confirmacion despues de cada transaccion que afecte el registro de su cuenta. A principios de cada ano, se enviara informacion sobre el estado fiscal de dividendos de ingresos y distribuciones de plusvalia a los inversionistas con cuentas no protegidas de impuestos.

Se enviaran los reportajes financieros de los Fondos dos veces al ano a todos los accionistas.

Dividendos y Distribuciones

Como accionista en los Fondos, usted tiene derecho a su parte de los ingresos netos de un Fondo y las ganancias sobre sus inversiones. Cada Fondo pasa substancialmente todas sus ganancias a sus inversionistas en forma de distribuciones. Cuando un Fondo gana dividendos por acciones e intereses de los bonos y otros titulos de deuda y distribuye esas ganancias entre sus inversionistas, se llama una DISTRIBUCION DE DIVIDENDOS. Un Fondo logra una plusvalia cuando vende titulos a un precio mas alto del que pago. La distribucion de estas ganancias entre los inversionistas se llama DISTRIBUCION DE PLUSVALIA.

Cada Fondo paga substancialmente todos sus ingresos procedentes de dividendos e intereses a sus accionistas registrados anualmente durante el mes de DICIEMBRE.

Cada Fondo distribuye cualquier plusvalia neta realizada, de corto o largo plazo, a sus accionistas por lo menos una vez al ano, en diciembre. Cada Fondo tambien puede realizar distribuciones adicionales a sus accionistas hasta el punto necesario para evitar la aplicacion del impuesto al consumo no deducible de 4% sobre ciertos ingresos y la plusvalia neta no distribuida de fondos mutuos.

Usted recibira toda distribucion de un Fondo en acciones adicionales del mismo Fondo emitidas al NAV.


Asuntos Fiscales

Esta discusion de impuestos es unicamente para informacion general. Usted debe comunicarse con su propio consejero fiscal sobre su situacion particular, y el estado de su cuenta bajo las leyes estatales y locales.

IMPUESTOS SOBRE DISTRIBUCIONES

Si usted esta sujeto a impuestos federales sobre la renta, normalmente tendra que pagar impuestos federales sobre las distribuciones que usted reciba de un Fondo, aunque reinvierta las distribuciones en acciones adicionales. Las distribuciones designadas por un Fondo como dividendos de la plusvalia gravaran los impuestos como la plusvalia de largo plazo. Generalmente otras distribuciones gravan los impuestos como ingresos normales. Algunas distribuciones pagadas en enero pueden ser gravadas como si hubieren sido pagadas en el previo diciembre.

IMPUESTOS SOBRE LA VENTA O CANJES

Si esta sujeto a impuestos federales sobre la renta, la venta o canje de acciones se considerara un acontecimiento gravable para usted. Dependiendo del precio de compra y venta de las acciones que vende o canjea, usted puede recibir una ganancia o una perdida sobre la transaccion. Usted es el responsable de cualquier obligacion tributaria generada por su transaccion.

OTROS ASUNToS FISCALES

Referente a los planes para la jubilacion que invierten en un Fondo y satisfacen los requisitos del Internal Revenue Code, las distribuciones de un fondo o las redenciones de las acciones de un Fondo no estaran sujetos a las obligaciones fiscales federales. Los participantes en estos planes para la jubilacion gravaran los impuestos cuando empiecen a recibir las distribuciones del plan de acuerdo con el reglamento del Internal Revenue Code.

Las distribuciones del Fondo reduciran el NAV por accion del Fondo. Como resultado, si usted esta sujeto a impuestos federales sobre la renta y compra acciones en un Fondo justo antes de que el Fondo haga una distribucion, usted puede pagar el precio completo por las acciones y luego recibir de vuelta una porcion del precio de compra como una distribucion gravable a impuestos.

Por ley, cada Fondo tiene que retener 31% de sus distribuciones e ingresos si usted no ha proveido la informacion fiscal completa y correcta, o si esta sujeto a una "retencion obligatoria" ("backup withholding" en ingles). Tambien se puede requerir que los Fondos retengan una porcion de cualquier ingreso de distribuciones o redenciones que se pagarian a los accionistas que no son ciudadanos ni residentes de los EE.UU.

A principios de cada ano, cada Fondo notificara a sus accionistas (excluyendo a los participantes en planes para la jubilacion) de la cantidad y estado fiscal de las distribuciones pagadas a los accionistas para el ano previo.


Administracion

-------------------------------------------------------------------------------
                                                          ASESORES DE INVERSION
-------------------------------------------------------------------------------

FONDOS DIFERENTES DEL FONDO STOCK INDEX

Diversified Investment Advisors, Inc. es el asesor de inversion de cada uno de los fondos mutuos subyacentes, llamados carteras, en los cuales invierten estos Fondos. Diversified tambien sirve como asesor de cada uno de los Fondos de Asignacion Estrategica. Diversified es una subsidiaria indirecta propiedad de AEGON USA, Inc., una compania controladora de servicios financieros cuyo enfasis principal son los seguros de vida y salud, anualidades y productos de inversion. AEGON USA es una subsidiaria indirecta propiedad de AEGON N.V., una empresa de los Paises Bajos que cotiza en bolsa como un grupo de aseguradores internacionales.

Diversified ha seleccionado a subasesores para cada Cartera. Diversified provee supervision general a los subasesores y tambien administra los activos de cada Fondo de Asignacion Estrategica sujeto, en todo caso, a las politicas establecidas por los Fideicomisarios. Las decisiones de asesoria de inversion de Diversified son realizadas por un comite de empleados de Diversified.

Los subasesores hacen las decisiones cotidianas de inversion para las Carteras y realizan las ordenes de compra y venta para las transacciones de titulos, sujetas en todo caso a la supervision general de Diversified. Se registran los subasesores a continuacion; vea "Subasesores".

FONDO STOCK INDEX

Diversified es el asesor de inversion del Fondo Stock Index, y provee supervision general de la inversion del Fondo en su Cartera subyacente, sujeto a las politicas establecidas por los Fideicomisarios.

Barclays Global Fund Advisors es el asesor de inversion de la Cartera en la cual invierte el Fondo Stock Index. Barclays Global Fund Advisors fue fundado en octubre de 1996 y es un subsidiario directo de Barclays Global Investors, N.A. (que a la vez es un subsidiario indirecto de Barclays Bank PLC). Barclays Global Fund Advisors ha sido un asesor registrado de inversion desde 1996. La direccion comercial principal de Barclays Global Fund Advisors es 45 Fremont Street, San Francisco, California 94105. Las decisiones sobre la administracion de inversiones de Barclays Global Fund Advisors son hechas por un comite y no por administradores individualmente.

-------------------------------------------------------------------------------
                                                                    SUBASESORES
-------------------------------------------------------------------------------

Los subasesores descritos en esta seccion son los responsables de la administracion diaria de las Carteras subyacentes a los Fondos nombrados a continuacion. Diversified provee la supervision general de los subasesores. A menos que se indique lo contrario, las decisiones de inversion son hechas por un comite de los empleados de cada subasesor.

FONDO MONEY MARKET
FONDO INTERMEDIATE GOVERNMENT BOND
FONDO GOVERNMENT/CORPORATE BOND

Capital Management Group. Capital Management Group es una division de 1740 Advisers, Inc., una filial propiedad absoluta del The MONY Group, Inc. Capital Management Group ha sido un asesor de inversiones registrado desde 1971. La direccion de Capital Management Group es 1740 Broadway, New York, New York 10019.

Los siguientes representantes de Capital Management Group son primariamente responsables de la administracion diaria de los Fondos indicados:

Fondo Money Market: David E. Wheeler, Vicepresidente de Inversion y Administrador de Cartera, ha sido el responsable de la administracion diaria del Fondo Money Market desde 1997. El Sr. Wheeler ha sido empleado de Capital Management Group desde 1994 y fue empleado de AIG Investment Advisers antes del 1994.

Fondo Intermediate Government Bond y Fondo Government/Corporate Bond: Gregory Staples, Vicepresidente, ha sido el responsable de la administracion diaria del Fondo Intermediate Government Bond y del Fondo Government/Corporate Bond desde 1994. El Sr. Staples ha sido empleado de Capital Management Group desde 1987.

FONDO HIGH QUALITY BOND

Merganser Capital Management Corporation. Merganser fue establecido en 1984 y es propiedad de algunos de sus empleados. Merganser ha sido un asesor registrado de inversion desde 1984. La direccion comercial principal de Merganser es One Cambridge Center, Cambridge, Massachusetts 02142.

FONDO HIGH-YIELD BOND

Delaware Investment Advisers. Delaware Investment Advisers es una serie de Delaware Management Business Trust. Delaware es propiedad indirecta del Lincoln National Corp. Delaware y sus predecesores han sido asesores registrados de inversion desde 1952. La direccion comercial principal de Delaware Investment Advisers es 2005 Market Street, Philadelphia, Pennsylvania 19103.

FONDO BALANCED

Aeltus Investment Management, Inc.
Payden & Rygel

Aeltus Investment Management, Inc. Aeltus fue establecido en 1972 y es una filial indirecta propiedad absoluta de Aetna Inc. Aeltus ha sido un asesor registrado de inversion desde 1972. La direccion comercial principal de Aeltus es 10 State House Square, Hartford, Connecticut 06103-3602.

Payden & Rygel. Payden fue fundado en 1984 y es propiedad de Joan A. Payden, John P. Isaacson y Scott A. King. Payden (o sus predecesores) ha sido un asesor registrado de inversion desde 1983. La direccion comercial principal de Payden es 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071.

FONDO EQUITY INCOME

Asset Management Group. Asset Management Group es una division de 1740 Advisers, Inc., la cual es una filial propiedad absoluta de The MONY Group, Inc. Asset Management Group ha sido un asesor registrado de inversion desde 1971. La direccion de Asset Management Group es 1740 Broadway, New York, New York 10019.

FONDO EQUITY VALUE

Ark Asset Management Co., Inc. Ark fue fundado en agosto de 1989 y es propiedad de Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. es propiedad de los empleados de Ark. Ark ha sido un asesor registrado de inversion desde 1989. La direccion principal de Ark es 125 Broad Street, New York, New York 10004.

FONDO GROWTH & INCOME

Putnam Advisory Company, Inc. Putnam fue fundado en 1937 y es propiedad de Marsh & McLennon Companies, Inc. Putnam ha sido un asesor registrado de inversion desde 1968. La direccion principal de Putnam es One Post Office Square, Boston, Massachusetts 02109.

FONDO EQUITY GROWTH

Dresdner RCM Global Investors LLC
Montag & Caldwell Incorporated

Dresdner RCM Global Investors LLC fue establecido en 1996, cuando Dresdner Bank AG adquirio a RCM Capital Management. Dresdner RCM ha sido un asesor registrado de inversion desde 1972. La direccion principal de Dresdner RCM es Four Embarcadero Center, San Francisco, California 94111.

Montag & Caldwell Incorporated fue establecido en 1945 y es propiedad de Alleghany Corporation. Montag & Caldwell ha sido un asesor registrado de inversion desde 1968. La direccion principal de Montag & Caldwell es 3343 Peachtree Road, N.E., Suite 1100, Atlanta, Georgia 30326-1022.

FONDO SPECIAL EQUITY

Goldman Sachs Asset Management
Pilgrim Baxter & Associates, Ltd.
RS Investment Management, L.P.
Westport Asset Management, Inc.

Goldman Sachs Asset Management es una division operativa separada de Goldman, Sachs & Co., una empresa bancaria de inversiones mundiales, con varias oficinas en los EE.UU. y en el mundo. Goldman Sachs adquirio a Liberty Investment Management, Inc., la empresa previa, en enero de 1997. Liberty habia sido un asesor registrado de inversion desde 1994. (El predecesor de Liberty, Eagle Asset Management, Inc., habia sido un asesor registrado de inversion desde 1984.) La direccion comercial de la sucursal de Goldman Sachs responsable de la administracion del Fondo es 2502 Rocky Point Drive, Suite 500, Tampa, Florida 33607.

Herbert E. Ehrlers, Gerente Principal, y Timothy G. Ebright, Asesor de Carteras, han sido los responsables de la administracion diaria del Fondo Special Equity por parte de Liberty, y ahora de Goldman Sachs, desde 1994. Los Senores Ehlers y Ebright han sido empleados de Goldman Sachs desde 1997. Previamente, fueron empleados de Liberty Investment Management, Inc. o su predecesor, Eagle Asset Management, desde 1980 y 1988, respectivamente.

Pilgrim Baxter & Associates, Ltd. fue fundado en 1995 y es propiedad de United Asset Management, Inc., una corporacion que cotiza en bolsa. Pilgrim (o su predecesor) ha sido un asesor registrado de inversion desde 1982. La direccion principal de Pilgrim es 825 Duportail Road, Wayne, Pennsylvania 19087.

Gary Pilgrim, el Gerente Ejecutivo Principal ("CEO"), ha sido el responsable de la administracion diaria del Fondo Special Equity por parte de Pilgrim desde septiembre de 1998. Es un socio fundador de Pilgrim y ha sido empleado por Pilgrim desde 1982.

RS Investment Management L.P. fue fundado en 1999 y es propiedad indirecta de BankAmerica Corporation. RS (o su predecesor) ha sido un asesor registrado de inversion desde 1984. La direccion comercial principal de RS es 55 California Street, San Francisco, California 94104.

Westport Asset Management, Inc. fue fundado en 1983 y es propiedad de ciertos de sus empleados. Westport ha sido un asesor registrado de inversion desde 1983. La direccion principal de Westport es 253 Riverside Avenue, Westport, Connecticut 06880.

Andrew Knuth, Asesor de Cartera, ha sido el responsable de la administracion diaria del Fondo Special Equity por parte de Westport desde 1994 y ha sido empleado por Westport desde 1983.

FONDO AGGRESSIVE EQUITY

McKinley Capital Management, Inc. McKinley fue fundado en marzo de 1991 y es propiedad de Robert B. Gillam. McKinley ha sido un asesor registrado de inversion desde 1991. La direccion principal de Pilgrim es 3301 C Street, Anchorage, Alaska 99503.

Robert B. Gillam, Asesor de Cartera, ha sido el responsable de la supervision diaria de la administracion del Fondo Aggressive Equity desde 1996 y ha sido empleado por McKinley desde 1991.

FONDO INTERNATIONAL EQUITY

Capital Guardian Trust Company. Capital Guardian fue fundada en 1968 y es propiedad de Capital Group International, Inc., la cual es propiedad de The Capital Group Companies, Inc. Capital Guardian es una compania de fideicomiso regulada por el California Department of Financial Institutions. La direccion principal de Capital Guardian es 333 South Hope Street, Los Angeles, California 90071.

Capital Guardian emplea un sistema de multiples asesores de cartera. Dentro de las pautas de inversion, cada asesor de cartera hace decisiones individuales en cuanto a la compania, pais, industria, porcentaje y cuando comerciar, en base a investigaciones extensivas de campo y su contacto directo con las companias.

-------------------------------------------------------------------------------
                                                         HONORARIOS DE ASESORIA
-------------------------------------------------------------------------------

Para el ano fiscal que termino el 31 de diciembre de 1998, Diversified y los subasesores recibieron honorarios totales de administracion (despues de exenciones) iguales a aquel porcentaje del promedio de los activos diarios netos de cada Fondo, presentados en la tabla a continuacion. El Fondo Stock Index comenzo sus operaciones en 1999 y paga honorarios por administracion de inversiones (despues de exenciones) iguales al 0.40% de su valor del activo neto.

---------------------------------------------------------------- --------------
Fondo Money Market                                                   0.25%
---------------------------------------------------------------- --------------
Fondo High Quality Bond                                              0.35%
---------------------------------------------------------------- --------------
Fondo Intermediate Government Bond                                   0.35%
---------------------------------------------------------------- --------------
Fondo Government/Corporate Bond                                      0.35%
---------------------------------------------------------------- --------------
Fondo High-Yield Bond                                                0.55%
---------------------------------------------------------------- --------------
Fondo Balanced                                                       0.45%
---------------------------------------------------------------- --------------
Fondo Equity Income                                                  0.45%
---------------------------------------------------------------- --------------
Fondo Equity Value                                                   0.57%
---------------------------------------------------------------- --------------
Fondo Growth & Income                                                0.60%
---------------------------------------------------------------- --------------
Fondo Equity Growth                                                  0.62%
---------------------------------------------------------------- --------------
Fondo Special Equity                                                 0.80%
---------------------------------------------------------------- --------------
Fondo Aggressive Equity                                              0.90%
---------------------------------------------------------------- --------------
Fondo International Equity                                           0.75%
---------------------------------------------------------------- --------------
Fondo de Asignacion Estrategica, Plazo Corto                         0.20%*
---------------------------------------------------------------- --------------
Fondo de Asignacion Estrategica, Plazo Corto a Intermedio            0.20%*
---------------------------------------------------------------- --------------
Fondo de Asignacion Estrategica, Plazo Intermedio                    0.20%*
---------------------------------------------------------------- --------------
Fondo de Asignacion Estrategica, Plazo Intermedio a Largo            0.20%*
---------------------------------------------------------------- --------------
Fondo de Asignacion Estrategica, Plazo Largo                         0.20%*
---------------------------------------------------------------- --------------

* Ademas, este Fondo asume su porcion pro rata de los honorarios de asesoria de los Fondos subyacentes en los cuales invierte.


Mas Informacion Sobre los Fondos

La meta y las estrategias principales de inversion de cada Fondo, ademas de sus riesgos principales de inversion, se resumen en la primera parte de este prospecto. Mas informacion sobre las estrategias de inversion, inversiones y riesgos aparecen en esta seccion. Estas son las estrategias que, en la opinion de los asesores de cada Fondo, tienen las mejores probabilidades de ser importantes para lograr la meta de inversion del Fondo. Por supuesto, no puede haber ninguna garantia de que el Fondo logre su meta de inversion. Aparte de lo que se indica a continuacion, se pueden cambiar la meta y las estrategias de cada Fondo sin la aprobacion de los accionistas.

Favor de tomar nota de que cada Fondo tambien puede emplear estrategias e invertir en titulos que no se describen a continuacion, pero que se describen en el Resumen de Informacion Adicional. Por supuesto, en cualquier momento los asesores del Fondo pueden decidir, como asunto de estrategia de inversion, no usar las inversiones y las tecnicas de inversion que se describen a continuacion y en el Resumen de Informacion Adicional.

Cada Fondo (aparte del Fondo Stock Index) es activamente administrado, y los asesores de cartera pueden comerciar los titulos frecuentemente, lo cual puede resultar de vez en cuando en una tasa anual de movimiento en la cartera de 100%

o mas. La compraventa de titulos puede producir una plusvalia gravable en el momento de su distribucion entre los inversionistas con cuentas no protegidas con respecto a impuestos. El comerciar activamente tambien aumenta la cantidad de comisiones o margenes ("mark-ups") de los corredores-agentes, que el Fondo paga cuando compra y vende titulos. La seccion de este prospecto titulada "Puntos Financieros Importantes" indica el historial de la tasa de movimiento en la cartera de cada Fondo.

Cada Fondo puede, de vez en cuando, tomar posiciones defensivas temporarias que sean inconsistentes con las estrategias principales de inversion del Fondo, intentando responder a las condiciones adversas mercantiles o politicas, o de otro tipo. Al hacer eso, el Fondo puede invertir sin limite en instrumentos del mercado monetario de alta calidad u otros instrumentos de corto plazo, y puede no seguir su meta de inversion. Ademas, el Fondo International Equity puede invertir en monedas extranjeras. Estas inversiones pueden producir un rendimiento mas bajo del que seria posible para las inversiones de calidad mas baja o de plazo mas largo.

-------------------------------------------------------------------------------
?Que son Instrumentos del Mercado Monetario?
-------------------------------------------------------------------------------

Un INSTRUMENTO DEL MERCADO MONETARIO es un pagare de corto plazo emitido por bancos u otras corporaciones, por el gobierno de EE.UU. u otro gobierno extranjero, o por gobiernos estatales o locales. Los instrumentos del mercado monetario tienen fechas de vencimiento de un maximo de 13 meses. Los instrumentos del mercado monetario pueden incluir CERTIFICADOS DE DEPOSITO, LETRAS BANCARIAS, PAGARES DE DEMANDA A TASA VARIABLE (donde se recalcula la tasa de interes de vez en cuando y el dueno puede pedir su pago al emisor en cualquier momento), OBLIGACIONES CON CONDICIONES FIJAS, PAPEL COMERCIAL (deuda corporativa no asegurada y de corto plazo), TITULOS RESPALDADOS POR ACTIVOS (los cuales estan respaldados por cuentas por cobrar colectivas, tales como prestamos automovilisticos a plazo o cuentas por cobrar que provienen de tarjetas de credito) y ACUERDOS DE READQUISICION. En un acuerdo de readquisicion, el vendedor vende un valor y promete comprarlo de nuevo en alguna fecha futura (generalmente dentro de siete dias) y a un precio mas alto, lo cual refleja una tasa de interes pactada.


-------------------------------------------------------------------------------
                                                             FONDO MONEY MARKET
-------------------------------------------------------------------------------

Este Fondo invierte principalmente en instrumentos del mercado monetario de alta calidad a corto plazo. El Fondo puede invertir mas del 25% del total de sus activos en obligaciones de bancos estadounidenses.

El Fondo cumple con las regulaciones de la industria aplicables a los fondos del mercado monetario. Estas regulaciones requieren que las inversiones del Fondo venzan o que se consideren vencidas dentro de 397 dias a partir de la fecha de adquisicion; que el vencimiento promedio de las inversiones del Fondo (ponderado en dolares) sea de noventa dias o menos; y que todas las inversiones del Fondo sean en titulos de alta calidad denominados en dolares estadounidenses, y que estas presenten minimos riesgos de credito, segun las determinaciones del Fondo. Las inversiones en instrumentos de alta calidad y corto plazo pueden, bajo muchas circunstancias, resultar en un rendimiento mas bajo del que seria posible para las inversiones de calidad mas baja o de plazo mas largo.

El Fondo no mantiene un estable valor del activo neto de $1.00 por accion y no declara dividendos en una base diaria (muchos fondos del mercado monetario si hacen eso). Los ingresos de inversion que todavia no se han declarado como un dividendo, o como una falta de pago de un titulo en la cartera, pueden causar que el valor del activo neto del Fondo fluctue.

Si el Fondo se concentra en obligaciones bancarias, el Fondo sera especialmente susceptible a los acontecimientos adversos que afectan los bancos de EE.UU. Los bancos son susceptibles a cambios en el mercado monetario y a cambios en las condiciones economicas generales, asi como a las decisiones de las autoridades de supervision y vigilancia que pueden afectar las utilidades de un banco.

Los administradores de carteras del Fondo emplean una aproximacion "de arriba hacia abajo"("top down") cuando seleccionan titulos para el Fondo. Esto quiere decir que los asesores de carteras miran primero a los factores del mercado amplio y, en base a ellos, eligen ciertos sectores o industrias en los cuales desean invertir. Los administradores entonces examinan companias individuales dentro de aquellos sectores o industrias. Los administradores emplean la misma aproximacion de arriba hacia abajo cuando deciden cuales titulos van a vender. Se venden los titulos cuando el Fondo necesita efectivo para cumplir redenciones, o cuando los administradores creen que existen mejores oportunidades de inversion o que ciertos titulos en particular ya no son adecuados dentro de la estrategia total para lograr la meta del Fondo. En general, los administradores de carteras intentan controlar la volatilidad de los ingresos del Fondo invirtiendo porciones significativas de la cartera en titulos con vencimientos de treinta a cuarenta y cinco dias.


-------------------------------------------------------------------------------
                                                                FONDOS DE BONOS
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
?Que es un bono?

Un BONO, tambien conocido como una SEGURIDAD DE DEUDA o una OBLIGACION DE DEUDA, es parecido a un prestamo. El emisor de un bono, que podria ser el gobierno de EE.UU., una corporacion, una ciudad o un estado, toma prestado dinero de inversionistas y promete reembolsar la cantidad del prestamo (el PRINCIPAL) en una fecha especifica (la FECHA DE VENCIMIENTO). Generalmente, el emisor tambien promete pagar interes en ciertas fechas durante el periodo del prestamo. Algunos bonos, tales como BONOS DE CUPON CERO, no pagan interes, y en cambio reembolsan mas dinero en la fecha de vencimiento que el prestamo original. La mayoria de los bonos pagan una tasa fija de interes (o ingresos fijos), pero las tasas de interes de algunos bonos pueden cambiar en base al mercado u otros factores.
-------------------------------------------------------------------------------

El FONDO HIGH QUALITY BOND invierte principalmente en titulos de deuda de alta calidad con vencimientos cortos a intermedios, tales como pagares y bonos corporativos, titulos respaldados por hipotecas y activos, obligaciones de la Tesoreria de EE.UU. y de agencias gubernamentales, titulos de emisores extranjeros (tales como bonos Yankee) y contratos de readquisicion. Bajo circunstancias normales, el Fondo invierte un minimo del 65% de sus activos en estos titulos.

El promedio del vencimiento ponderado en dolares del Fondo generalmente no excede tres anos bajo circunstancias normales. Los titulos individuales del Fondo pueden tener vencimientos mas largos. Los titulos de deuda de corto plazo generalmente fluctuan menos en precio, y tienen rendimientos mas bajos que el de los titulos a plazo mas largo de calidad comparable. La duracion del Fondo generalmente es entre 1 y 3 anos. La duracion es una forma de medir la sensibilidad total de un Fondo a las fluctuaciones en tasas de interes. El valor del activo neto de un fondo con una duracion mas corta generalmente fluctuara menos como resultado de cambios en las tasas de interes que un fondo con una duracion mas larga.

El Fondo considera de alta calidad a los titulos clasificados A- o superiores por Standard & Poor's, o A3 o superior por Moody's, ademas de aquellos titulos que los asesores del Fondo creen que son de calidad comparable. Las clasificaciones se describen en el Resumen de Informacion Adicional. Las inversiones en instrumentos de calidad mas alta pueden producir un rendimiento mas bajo del que seria posible para las inversiones de calidad inferior.

-------------------------------------------------------------------------------
?Que son Obligaciones del Gobierno de EE.UU.?
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

OBLIGACIONES DEL GOBIERNO DE EE.UU. son seguridades emitidas o garantizadas en cuanto al principal e interes por el gobierno de EE.UU. o una de sus agencias. Algunas obligaciones de las agencias del gobierno de EE.UU. son respaldadas por "la fe y el credito completo" de EE.UU., otras por el derecho del emisor de pedir prestado de la Tesoreria de EE.UU., y otras unicamente por el credito de la agencia. Las obligaciones del gobierno de EE.UU. generalmente tienen menos riesgo de credito que otras obligaciones de deuda.
-------------------------------------------------------------------------------

El FONDO INTERMEDIATE GOVERNMENT BOND invierte principalmente en obligaciones del gobierno de EE.UU. y en acuerdos de readquisicion asegurados por obligaciones del gobierno de EE.UU. Bajo circunstancias normales, el Fondo invierte un minimo del 65% de sus activos en estos titulos. Las obligaciones del gobierno de EE.UU. son emitidas o garantizadas en cuanto al principal e intereses por el gobierno de EE.UU. o una de sus agencias. Algunos titulos de las agencias del gobierno de EE.UU. se apoyan en "la fe y el credito completo" de los Estados Unidos, otros en el derecho del emisor de pedir prestado de la Tesoreria de EE.UU., y otros unicamente en el credito de la propia agencia.

El Fondo tambien invierte en titulos respaldados por hipotecas, respaldados por certificados de transferencia de credito ("pass-through" en ingles) emitidos o garantizados por el gobierno de EE.UU. o sus agencias, y en obligaciones de alta calidad y corto plazo (tales como bonos y pagares corporativos, obligaciones bancarias y acuerdos de readquisicion). AUNQUE EL FONDO INVIERTE EN OBLIGACIONES DEL gOBIERNO DE EE.UU., UNA INVERSION EN EL FONDO NO ESTA NI ASEGURADA NI GARANTIZADA POR EL GOBIERNO DE EE.UU.

La duracion del Fondo generalmente es de uno a cinco anos, y el promedio del vencimiento ponderado en dolares es de tres a diez anos bajo circunstancias normales. El Fondo puede invertir en titulos con vencimientos de hasta treinta anos.

-------------------------------------------------------------------------------
?Que son titulos respaldados por hipotecas?

Prestamos de vivienda hipotecarias tipicamente se unen en "COLECCIONES" ("POOLS") de bancos y otras instituciones que prestan dinero. Intereses en estas colecciones (conocidos como TITULOS RESPALDADOS POR HIPOTECAS) entonces se venden a inversionistas, lo cual permite que el banco u otra institucion tenga mas dinero disponible para prestar a compradores de vivienda. Cuando propietarios de vivienda hacen pagos de intereses y principal, estos pagos se pasan a los inversionistas en la coleccion. La mayoria de estas colecciones son garantizadas por agencias gubernamentales de EE.UU. o por corporaciones privadas patrocinadas por el gobierno - conocidas como "GINNIE MAES", "FANNIE MAES" y "FREDDIE MACS." Los titulos respaldados por hipotecas incluyen OBLIGACIONES HIPOTECARIAS COLATERALIZADAS, o CMOS (por collateralized mortgage obligations).
-------------------------------------------------------------------------------

El FONDO GOVERNMENT/CORPORATE BOND invierte principalmente en titulos de deuda de grado de inversion y obligaciones del gobierno de EE.UU. (incluyendo titulos respaldados por hipotecas garantizados por las agencias del gobierno de EE.UU.). Bajo circunstancias normales, el Fondo invierte un minimo del 65% de sus activos en titulos del gobierno de EE.UU. y en bonos corporativos.

El Fondo tambien invierte en obligaciones de alta calidad y de corto plazo, en contratos de readquisicion, y en titulos de emisores extranjeros.

Los titulos de deuda de grado de inversion llevan una clasificacion minima de BBB de Standard & Poor's, o Baa de Moody's, o son de calidad comparable segun los asesores del Fondo.

La duracion del Fondo generalmente es de tres y diez anos, y el promedio del vencimiento ponderado por dolares es de cinco a quince anos (y no excede de treinta anos) bajo circunstancias normales. Mientras los titulos de plazo mas largo tienden a tener rendimientos mas altos que los titulos de plazo mas corto, estos estan sujetos a mayores fluctuaciones en el precio como resultado de los cambios en las tasas de interes y otros factores.

Los administradores de carteras del FONDO HIGH QUALITY BOND, FONDO INTERMEDIATE GOVERNMENT BOND y del FONDO GOVERNMENT/CORPORATE BOND emplean un analisis economico de arriba hacia abajo para determinar la perspectiva economica y para pronosticar las tasas de interes. Tambien analizan la curva de rendimiento bajo diferentes condiciones del mercado al tomar decisiones sobre vencimiento y duracion para los titulos de la cartera. Los administradores del Fondo High Quality Bond y del Fondo Intermediate Government Bond despues trataran de escoger los titulos que permitan que cada Fondo mantenga un precio estable por accion y, a la vez, un nivel alto de ingresos. Los administradores del Fondo Government/Corporate Bond luego intentan seleccionar los titulos que permitan al fondo lograr un crecimiento de capital y un nivel alto de ingresos. Los administradores emplean el mismo enfoque de arriba hacia abajo al decidir cuales titulos deben vender. Se venden titulos cuando un Fondo necesita efectivo para cumplir con las redenciones, o cuando los administradores creen que existen mejores oportunidades, o que ciertos titulos ya no son adecuados dentro de la estrategia total para lograr la meta del Fondo.

El FONDO HIGH-YIELD BOND invierte principalmente en titulos de deuda que sean de rendimiento alto y que produzcan ingresos, tales como obligaciones y pagares, y en acciones preferentes convertibles y no convertibles. Bajo circunstancias normales, el Fondo invierte cuando menos el 65% de sus activos en estos titulos.

El Fondo puede invertir todos o una porcion substancial de sus activos en titulos de deuda de clasificacion mas baja, conocidos como "bonos basura". Los titulos de clasificacion mas baja ofrecen rendimientos que fluctuan a lo largo del tiempo pero que generalmente son superiores a los rendimientos ofrecidos por titulos de clasificacion mas alta. No obstante, estos titulos conllevan riesgos significativamente mayores que los de titulos de clasificacion mas alta, incluyendo la volatilidad del precio y el riesgo de que el pago del interes y principal se pongan en mora. Titulos de deuda no se efectuen. Los titulos de deuda de clasificacion mas baja generalmente se definen como titulos clasificados BB o inferiores por Standard & Poor's, o Ba o inferiores por Moody's. Vea el Resumen de Informacion Adicional para mas informacion sobre las clasificaciones.

Los titulos de calidad mas baja generalmente son emitidos por companias que estan menos salvas financieramente. Ademas, en caso de que estas companias tengan dificultades financieras, los bancos u otros acreedores principales tendran prioridad en recibir pagos. Como resultado, al seleccionar estas inversiones, el Fondo confia en el analisis fundamental para identificar las companias con un flujo adecuado de efectivo, valuaciones atractivas y fuertes equipos de administracion.

Al seleccionar las inversiones para el Fondo, los asesores excluyen los titulos que han caido en mora o que pagan interes en forma de titulos adicionales de deuda. Como resultado, el Fondo puede ser algo mas conservador que otros fondos de alto rendimiento. El Fondo esta disenado para obtener mejores resultados que los fondos mas agresivos de alto rendimiento durante las bajas de mercados de alto rendimiento, y es posible que su desempeno sea mas lento comparado al de estos fondos durante subidas en el mercado de alto rendimiento. Por supuesto, es posible que el Fondo no se desempene segun lo anticipado.

El Fondo tambien puede invertir en titulos de valores, incluyendo acciones comunes, derechos especiales de adquisicion y titulos. Los inversionistas deben considerar cuidadosamente los riesgos especiales de inversion en este fondo.

                                     * * *

Los titulos de ingresos fijos pueden llevar tasas de interes que sean fijas, fijas y contingentes o variables y pueden involucrar caracteristicas de valores, tales como derechos de conversion o cambio o derechos especiales para la adquisicion de acciones del mismo o diferente emisor, o participaciones basadas en la renta, venta o ganancias. Los cambios en las tasas de interes generalmente causan mayores cambios en los precios de titulos de plazo mas largo que en los precios de titulos de plazo mas corto.

Cada uno de los Fondos de Bonos puede emplear derivados unicamente para propositos de cobertura. Estos pueden incluir opciones, futuros, y contratos a plazo de divisas y de permuta.

Cada uno de los Fondos de Bonos tambien puede invertir en instrumentos de deuda y del mercado monetario que sean de corto plazo, incluyendo obligaciones corporativas y del gobierno de los EE.UU., papel comercial, obligaciones bancarias y contratos de readquisicion, en cantidades variables para fines de administracion de la liquidez y del efectivo, y como una herramienta para manejar el riesgo.


-------------------------------------------------------------------------------
                                                                 FONDO BALANCED
-------------------------------------------------------------------------------

El FONDO BALANCED busca lograr su objetivo de inversion manteniendo una cartera ampliamente diversificada de acciones y bonos. El Fondo invierte en una mezcla administrada de titulos de valores y deuda, principalmente de emisores estadounidenses. No obstante, el Fondo puede invertir en titulos de emisores extranjeros, incluyendo emisores ubicados en mercados emergentes o en desarrollo.

Los titulos de valores del Fondo incluyen acciones comunes y preferentes (y sus equivalentes, tales como American Depositary Receipts (Recibos de Deposito Americanos). Los titulos de deuda del Fondo incluyen bonos y pagares corporativos, papel comercial, titulos del gobierno de EE.UU. y obligaciones bancarias.

El Fondo varia el porcentaje de activos que invierte en cualquier tipo de titulo de acuerdo con la interpretacion de sus asesores sobre las condiciones economicas y mercantiles, politica fiscal y monetaria, y los valores de los titulos subyacentes. Bajo circunstancias normales, el Fondo invierte aproximadamente el 60% de sus activos en titulos de valores y aproximadamente el 40% de sus activos en titulos de ingresos fijos (invirtiendo un minimo del 25% en titulos superiores de ingresos fijos, incluyendo titulos de deuda y de acciones preferentes).

Al seleccionar acciones comunes, el Fondo pone enfasis en companias ya establecidas. La mayoria de las inversiones de deuda de plazo largo son de grado de inversion (clasificadas BBB o superiores por Standard & Poor's o Baa, o superiores por Moody's) o consideradas de calidad comparable por los asesores del Fondo.

El Fondo puede emplear derivadas unicamente para propositos de cobertura. Estas pueden incluir opciones, futuros, permutas financieras y contratos a plazo de divisas.

El Fondo empleara instrumentos de deuda y del mercado monetario que sean de corto plazo, incluyendo obligaciones corporativas o del gobierno de EE.UU. de corto plazo, papel comercial, obligaciones bancarias y acuerdos de readquisicion, en cantidades variables fines de administracion de liquidez y de efectivo, y como una herramienta para manejar el riesgo.

-------------------------------------------------------------------------------
                                                              FONDOS DE VALORES
-------------------------------------------------------------------------------

El FONDO STOCK INDEX busca su objetivo invirtiendo en acciones del Indice Standard & Poor's 500 Composite Stock Price. Las ponderaciones de acciones en el Indice S&P 500 se basan en la capitalizacion total relativa en el mercado de cada accion; es decir, su precio en el mercado por accion, multiplicado por el numero de acciones en circulacion El Fondo invierte aproximadamente el mismo porcentaje de sus activos en cada accion al que representa tal accion en el Indice S&P 500. Bajo circunstancias normales del mercado, el Fondo invierte un minimo del 90% de sus activos en titulos del Indice S&P 500.

El Fondo Stock Index procura lograr, tanto en mercados alcistas que bajistas, una correlacion de un minimo del 95% entre su rendimiento total previo a los cargos y el rendimiento total del Indice S&P 500. La capacidad del Fondo de igualar el desempeno de inversion del Indice S&P 500 puede ser afectada, entre otras cosas, por los cargos del Fondo, la cantidad de efectivo y equivalentes a efectivo tenidos por el Fondo, la manera en la cual se calcula el rendimiento total del Indice S&P 500 y el momento, frecuencia y tamano del flujo de efectivo del Fondo. Los asesores del Fondo regularmente vigilan la correlacion del Fondo al Indice S&P 500. En el caso no probable de que el Fondo no pueda lograr una correlacion de un minimo del 95%, los Fideicomisarios del Fondo consideraran arreglos alternativos.

En el futuro, el Fondo Stock Index puede seleccionar otro indice si se determina que es mas representativo del desempeno global de las acciones cotizadas en bolsa.

Al buscar igualar el desempeno del Indice S&P 500, el Fondo Stock Index puede emplear varias tecnicas de inversion, tales como comprar y vender contratos de futuros y opciones, firmar contratos de permuta y comprar titulos que aparecen en los indices. El Fondo tambien puede prestar los titulos de la cartera. Estas tecnicas pueden aumentar la volatilidad del Fondo y pueden suponer una inversion pequena en efectivo, en relacion a la magnitud del riesgo asumido.

Bajo circunstancias normales del mercado, el Fondo Stock Index puede invertir hasta el 10% de sus activos en efectivo o en instrumentos de alta calidad del mercado monetario. Estas inversiones se hacen para proveer liquidez cuando hay un nivel inesperado o poco usual de inversiones o redenciones en el Fondo.

El FONDO EQUITY INCOME invierte principalmente en acciones de companias que, en la opinion de los asesores del Fondo, son fundamental y financieramente solventes, y que constantemente pagan dividendos relativamente altos. El Fondo pone enfasis en acciones comunes y acciones preferentes registradas en la New York Stock Exchange y en otras bolsas de valores nacionales y, en menor grado, en acciones vendidas fuera de la bolsa.

-------------------------------------------------------------------------------
?Que es la inversion en valor?

Fondos que emplean una ESTRATEGIA ORIENTADA HACIA EL VALOR buscan aquellas companias que parecen comerciar por debajo de su valor verdadero. Estas companias suelen tener relaciones de precios a ganancias relativamente bajas y/o relaciones de precio al valor de libro relativamente bajas. Las bajas relaciones de precio a ganancias o de precio al valor segun libro significan que la accion esta menos cara que el promedio, relativo a las ganancias o al valor segun libro de la compania. Estos fondos usan la investigacion para identificar inversiones potenciales, mirando caracteristicas tales como la condicion financiera de una empresa, sus prospectos de negocios, su posicion competitiva y su estrategia de negocios. Buscan companias que tengan mayores posibilidades de volver al favor de inversionistas, por razones que varian de buenas perspectivas para ganancias o solidos equipos de administracion a productos o servicios nuevos.
-------------------------------------------------------------------------------

El FONDO EQUITY VALUE invierte principalmente en acciones de companias que, en la opinion de los asesores del Fondo, comercian a valores bajos, en relacion con los niveles historicos y/o del mercado. Estas acciones suelen tener relaciones de precios a utilidades relativamente bajas y/o relaciones de precio a valor en libros relativamente bajas. Las bajas relaciones de precio a utilidades o de precio a valor en libros significan que la accion es menos cara que el promedio, en relacion con las ganancias o valor en libros de la compania, respectivamente. El Fondo pone enfasis en acciones comunes y acciones preferentes registradas en la New York Stock Exchange y en otras bolsas de valores nacionales y, en menor grado, en acciones vendidas en la ventanilla.

Los administradores de cartera del FONDO EQUITY INCOME y del FONDO EQUITY VALUE usan una aproximacion de abajo hacia arriba, orientada hacia el valor para seleccionar inversiones para los Fondos. Cuando los administradores de carteras emplean una aproximacion de abajo hacia arriba, miran principalmente a las companias individuales contra el contexto de factores mas amplios del mercado. Una aproximacion orientada hacia el valor intenta identificar companias que parecen comerciar por debajo de su valor verdadero. Los administradores emplean la misma aproximacion de abajo hacia arriba al decidir cuales titulos han de vender. Se venden los titulos cuando un Fondo necesita efectivo para cumplir con las redenciones, o cuando los administradores creen que existen mejores oportunidades, o que los titulos particulares ya no son adecuados dentro de la estrategia total para lograr las metas del Fondo.

El FONDO GROWTH & INCOME invierte principalmente en titulos seleccionados en gran parte por su potencial para generar la apreciacion del capital a largo plazo. El Fondo tambien puede seleccionar titulos en base a su potencial para generar ingresos corrientes. Este Fondo intenta conseguir una mejor apreciacion del capital que la de un fondo de ingresos y una menor volatilidad en los precios que la de un fondo de crecimiento. El Fondo pone enfasis en acciones comunes y acciones preferentes registradas en la New York Stock Exchange y en otras bolsas de valores nacionales y, a menor grado, en acciones vendidas en la ventanilla.

El FONDO EQUITY GROWTH invierte principalmente en acciones comunes de companias con el potencial de crecimiento en ganancias y dividendos por encima del promedio. Bajo circunstancias normales, el Fondo invierte un minimo del 65% de sus activos en titulos de valores. El Fondo pone enfasis en acciones comunes y preferentes registradas en la New York Stock Exchange y en otras bolsas de valores nacionales y, en menor grado, en acciones vendidas en la ventanilla. El Fondo emplea multiples administradores para controlar la volatilidad que muchas veces se asocia con fondos de crecimiento.

-------------------------------------------------------------------------------
?Que es la inversion en crecimiento?

Fondos que emplean una ESTRATEGIA ORIENTADA HACIA EL CRECIMIENTO buscan companias que crecen mas rapido que la economia en conjunto. Muchas veces, estas companias son parte de industrias en expansion, tales como computadoras y farmaceuticas. Mientras el tamano de una compania no es necesariamente un factor en determinar si su accion es apropiada para un fondo de crecimiento, una estrategia de crecimiento que se enfoca en companias mas grandes generalmente se considera menos agresiva que una que se enfoca en companias mas pequenas. Muchas acciones tenidas por fondos de crecimiento no pagan dividendos y pueden ser mas volatiles que otros tipos de inversiones. Como resultado, fondos de crecimiento son apropiados para inversionistas con horizontes de inversion de plazo largo.
-------------------------------------------------------------------------------

El FONDO SPECIAL EQUITY invierte principalmente en acciones de companias de tamano pequeno a mediano que, en la opinion de los asesores del Fondo, presentan una oportunidad para aumentos significativos en ganancias, renta y/o valor, sin considerar los ingresos corrientes. El Fondo Special Equity pone enfasis en acciones comunes de companias de EE.UU. con capitalizaciones en el mercado menores de mil millones de dolares. El Fondo emplea multiples administradores para controlar la volatilidad que muchas veces se asocia con inversiones en companias de este tamano. El Fondo emplea dos administradores orientados hacia el crecimiento y dos administradores orientados hacia el valor. El Fondo esta disenado para proveer una oportunidad para mayores rendimientos en relacion al amplio mercado de capitalizacion pequena durante los periodos cuando un estilo en particular cae en desuso.

La inversion en companias de este tamano lleva riesgos especiales. Los inversionistas deben considerar cuidadosamente los riesgos asociados con una inversion en el Fondo Special Equity.

El FONDO AGGRESSIVE EQUITY invierte principalmente en companias de alto crecimiento sin considerar la capitalizacion en el mercado. El Fondo busca invertir en companias que presentan una oportunidad para aumentos significativos en ganancias, renta y/o valor, sin considerar ingresos corrientes, para lograr rendimientos excesivos en el mercado, con relacion a su nivel comparativo, el Indice Russell 2000 Growth. El Fondo tambien pone enfasis en las acciones de companias con rentabilidad y crecimiento constante y acelerado por encima del promedio. Las caracteristicas de inversion del Fondo, tal como la relacion de precio a utilidades, pueden cambiar bruscamente en cualquier momento. Como resultado, el valor de acciones en este Fondo puede ser muy volatil.

Los administradores de cartera del FONDO GROWTH & INCOME, FONDO EQUITY GROWTH, FONDO SPECIAL EQUITY y del FONDO AGGRESSIVE EQUITY usan una aproximacion de abajo hacia arriba al seleccionar los titulos, dependiendo principalmente en la seleccion de acciones contra el contexto de factores mas amplios del mercado. Estos administradores buscan companias que se considera estan en sectores dinamicos de alto crecimiento de la economia mundial y que se cree tienen fuertes posiciones competitivas dentro de sus sectores. Los administradores emplean la misma aproximacion de abajo hacia arriba al decidir cuales titulos han de vender. Se venden los titulos cuando un Fondo necesita efectivo para cumplir con redenciones, o cuando los administradores creen que existen mejores oportunidades de inversion, o que los titulos particulares ya no son adecuados dentro de la estrategia total para lograr las metas del Fondo.

El FONDO INTERNATIONAL EQUITY invierte principalmente en titulos extranjeros, es decir titulos de emisores que, en la opinion de los asesores del Fondo, tienen sus actividades principales fuera de los Estados Unidos o cuyos titulos se comercian primariamente fuera de los Estados Unidos. Bajo circunstancias normales, el Fondo invierte un minimo del 65% de sus activos en valores de emisores de por lo menos tres paises, que no sean los Estados Unidos. El Fondo invierte la mayoria de sus activos en titulos de emisores de Canada, Australia y de paises desarrollados de Europa y del Extremo Oriente. El Fondo puede invertir hasta el 10% de sus activos en titulos de emisores de paises en desarrollo. El Fondo tambien puede invertir en cualquier tipo o calidad de titulos de deuda, incluyendo titulos con clasificacion mas baja, y puede entrar en contratos de intercambio de monedas unicamente para propositos de cobertura.

Los administradores de cartera del Fondo International Equity usan una aproximacion de abajo hacia arriba en la cual la seleccion de acciones se basa en investigaciones locales profundas. Al seleccionar los titulos individuales, los administradores de carteras emplean una estrategia orientada hacia el valor, para identificar las companias que parecen comerciar por debajo de su valor verdadero. Los administradores mezclan su aproximacion basica y fundamental con un criterio politico y macroeconomico, teniendo en cuenta la perspectiva de las economias, industrias, monedas y mercados. Los administradores emplean la misma aproximacion de abajo hacia arriba al decidir cuales titulos han de vender. Se venden titulos cuando un Fondo necesita efectivo para cumplir con redenciones, o cuando los administradores creen que existen mejores oportunidades o que los titulos particulares ya no son adecuados dentro de la estrategia total para lograr las metas del Fondo.

                                     * * *

Cada uno de los Fondos de Valores puede emplear derivados unicamente para propositos de cobertura. Estos pueden incluir opciones, futuros, y contratos a plazo de divisas y de permuta.

Cada uno de los Fondos de Valores tambien puede invertir en bonos y obligaciones de corto plazo, ademas de titulos convertibles a acciones comunes, a acciones preferentes, a titulos de deuda y a obligaciones de corto plazo. El Fondo empleara instrumentos de deuda y del mercado monetario que sean de corto plazo, incluyendo papel comercial, obligaciones bancarias y contratos de readquisicion, en cantidades variables para fines de administracion de la liquidez y del efectivo, y como una herramienta para manejar el riesgo.

-------------------------------------------------------------------------------
                                               FONDOS DE ASIGNACION ESTRATEGICA
-------------------------------------------------------------------------------

Cada Fondo de Asignacion Estrategica invierte en una combinacion de los Fondos (aparte del Fondo Balanced y el Fondo Stock Index) descritos arriba en este prospecto. Esta politica del invertir en los otros Fondos es una politica fundamental y no se puede cambiar sin la aprobacion de los accionistas. Diversified selecciona la combinacion y la cantidad de los Fondos subyacentes basandose en el objetivo de inversion de cada Fondo de Asignacion Estrategica.

La tabla siguiente muestra la asignaciones elegidas de cada Fondo de Asignacion Estrategica entre los Fondos del Mercado Monetario, de Bonos y de Valores. Estas asignaciones reflejan la estrategia actual de Diversified para la asignacion de activos durante condiciones normales del mercado, y pueden cambiarse en cualquier momento. Bajo condiciones severas del mercado, Diversified tambien puede asignar los activos de cada Fondo de Asignacion Estrategica sin limite al Fondo Money Market. Para asignaciones especificas a los Fondos subsidiarios, vea el Apendice A.


                                    --------------------- ----------------- --------------
                                     FONDO DEL MERCADO         FONDOS DE      FONDOS DE
                                         MONETARIO               BONOS         VALORES
----------------------------------- --------------------- ----------------- --------------
   SHORT HORIZON (PLAZO CORTO)              10%                  80%              10%
----------------------------------- --------------------- ----------------- --------------
   SHORT/INTERMEDIATE HORIZON
   (PLAZO CORTO A INTERMEDIO)             Ninguno                70%              30%
----------------------------------- --------------------- ----------------- --------------
     INTERMEDIATE HORIZON
      (PLAZO INTERMEDIO)                  Ninguno                50%              50%
----------------------------------- --------------------- ----------------- --------------
    INTERMEDIATE/LONG HORIZON
    (PLAZO INTERMEDIO A LARGO)            Ninguno                30%              70%
----------------------------------- --------------------- ----------------- --------------
    LONG HORIZON (PLAZO LARGO)            Ninguno             Ninguno            100%
----------------------------------- --------------------- ----------------- --------------

Cada Fondo de Asignacion Estrategica es un fondo no diversificado, lo cual quiere decir que no esta limitado por el Investment Company Act de 1940 en cuanto a la cantidad de sus activos que se puede invertir en un solo emisor (aunque ciertos requisitos de diversificacion bajo el Internal Revenue Code si aplican). Cada Fondo de Asignacion Estrategica invierte en los Fondos subyacentes, que son diversificados.

-------------------------------------------------------------------------------
                                                                        RIESGOS
-------------------------------------------------------------------------------

El invertir en un fondo mutuo conlleva riesgos. Antes de invertir, usted debe considerar los riesgos que asumira. Ciertos de estos riesgos se describen a continuacion. Mas informacion sobre estos riesgos aparece en el Resumen de Informacion Adicional de los Fondos. El valor de las acciones en un Fondo cambiara diariamente segun cambie el valor de sus titulos subyacentes. Esto quiere decir que sus acciones de Fondo pueden valer mas o menos cuando las venda que cuando las compro. Usted puede recibir poco o ningun rendimiento sobre su inversion en los Fondos. Usted puede perder dinero si invierte en los Fondos.

Por favor recuerde que los riesgos del invertir en cada uno de los Fondos dependen de los titulos que tiene el Fondo y las estrategias de inversion que emplea. Por ejemplo, los Fondos que invierten mas de sus activos en titulos de ingresos fijos pueden ser mas susceptibles al riesgo de la tasa de interes y al riesgo de credito que los Fondos que invierten mas de sus activos en valores. De un modo parecido, los Fondos que invierten mas de sus activos en valores pueden ser susceptibles a una mayor volatilidad en el precio que los Fondos que invierten mas de sus activos en titulos de ingresos fijos. Por favor recuerde que una inversion en los Fondos no esta ni asegurada ni garantizada por la Federal Deposit Insurance Corporation ni por ninguna otra agencia gubernamental.

RIESGO DEL MERCADO. Es el riesgo de que los precios de un titulo suban o bajen debido a cambios en las condiciones economicas, politicas, del mercado, o debido a cambios en la situacion particular de una empresa. Historicamente, titulos de valores han sido mas volatiles que titulos de deuda en respuesta al riesgo del mercado.

RIESGO DE LA TASA DE INTERES. En general, los precios de los titulos de deuda suben cuando las tasas de interes caen, y caen cuando las tasas de interes suben. Las obligaciones de plazo mas largo normalmente son mas sensibles a cambios en las tasas de interes que las obligaciones de plazo mas corto. Un cambio en las tasas de interes podria causar que caiga el precio por accion de un Fondo. Generalmente, cuanto mas largo sea el vencimiento promedio de los bonos en un Fondo, mas fluctuara el precio por accion del Fondo como resultado de los cambios en las tasas de interes.

RIESGO DE CREDITO. Es posible que algunos emisores no efectuen los pagos de los titulos de deuda de un fondo, provocando asi una perdida. Tambien, cuando se deteriora la condicion financiera de un emisor, se reduce la calidad crediticia de su titulo lo cual provoca una mayor volatilidad del precio de los titulos y acciones del Fondo. Un cambio en la clasificacion de calidad de un bono u otro titulo tambien podria afectar la liquidez del titulo y provocar que sea mas dificil que un Fondo lo venda. Los titulos de deuda de calidad mas baja en los cuales los Fondos puedan invertir son mas susceptibles a estos problemas que las obligaciones de calidad mas alta. Las inversiones en el Fondo High-Yield Bond son particularmente susceptibles a los riegos de credito. Los titulos del gobierno de los EE.UU por lo general no se consideran estar sujetos a estos riesgos. Los precios de titulos de clasificacion mas baja muchas veces son mas volatiles que aquellos de titulos de clasificacion mas alta.

TITULOS DE CRECIMIENTO. Titulos de crecimiento tipicamente son muy sensibles a los movimientos del mercado, porque sus precios en el mercado tienden a reflejar expectativas futuras. Cuando parece que no se lograran aquellas expectativas, los precios de titulos de crecimiento tipicamente caen. El exito de una inversion de un Fondo en titulos de crecimiento depende en gran parte de la habilidad del asesor del Fondo de evaluar el potencial de crecimiento de las companias que emitieron los titulos. Ademas, un Fondo que invierte en titulos de crecimiento puede tener un desempeno inferior en relacion con otros fondos de valores (por ejemplo, aquellos que ponen enfasis en acciones de valor) durante los periodos cuando las acciones de crecimiento caen en desuso.

INVERSION EN VALOR. Cuando los asesores de un Fondo emplean un enfoque orientado hacia el valor al manejar el Fondo, buscan titulos que actualmente estan infravalorados, o que tienen precios por debajo de su valor verdadero, pero cuyos emisores tienen buenas posibilidades a plazo mas largo. Un emisor puede estar infravalorado en relacion con la bolsa de valores en general, en relacion con el valor subyacente de sus activos o en relacion con lo que un inversionista sofisticado pagaria por la compania entera. La inversion en valor se basa en la creencia que los titulos de companias que temporalmente tienen precios mas bajos pueden proveer un rendimiento total mas alto a lo largo del tiempo que los titulos de companias cuyas caracteristicas positivas se reflejan en el precio actual de los titulos.

Es posible que un titulo no logre su valor anticipado debido a un empeoramiento de las circunstancias que causan que su precio este demasiado bajo (lo cual causaria que cayera el precio aun mas) o, si no cambian estas circunstancias, porque los asesores no tienen razon en sus determinaciones. Ademas, un fondo orientado al valor puede tener un desempeno inferior en relacion con otros fondos de valores (por ejemplo, aquellos que ponen enfasis en acciones de crecimiento) durante los periodos cuando las acciones de valor caen en desuso.

COMPANIAS MAS PEQUENAS. Los titulos de companias con capitalizacion mas pequena pueden llevar mas riesgos que aquellos de companias mas grandes y mejor establecidas. Pueden ser aun mas sensibles a las bajas en el mercado, debido a las limitaciones en las lineas de productos, mercados, vias de distribucion o recursos financieros o de administracion. Ademas, puede haber menos informacion disponible al publico sobre companias de capitalizacion pequena. Las inversiones en companias de capitalizacion mas pequena pueden ser hechas en anticipacion de futuros productos o servicios que seran proveidos por la compania. Si esos productos o servicios se retrasan, los precios de los titulos de las companias pueden caer. De vez en cuando, los precios de los titulos de companias de capitalizacion mas pequena suben y bajan en base a la percepcion de inversionistas y no en base a la situacion economica. Los titulos de capitalizacion mas pequena pueden tener una liquidez minima, haciendo que su disposicion sea mas dificil. Por todas estas razones, los precios de companias de capitalizacion pequena pueden ser mas volatiles, lo cual causa que el precio por accion de un Fondo sea mas volatil. Los Fondos que invierten un porcentaje alto de sus activos en acciones de capitalizacion mas pequena generalmente son mas volatiles que los fondos que invierten un porcentaje alto de sus activos en companias mas grandes y mejor establecidas. Inversiones en el Fondo Special Equity tienen mayores posibilidades de ser particularmente susceptibles a los riesgos de companias de capitalizacion mas pequena.

TITULOS EXTRANJEROS. Cada Fondo puede invertir una porcion de sus activos en titulos extranjeros. El Fondo International Equity invertira una porcion substancial de sus activos en titulos extranjeros. Las inversiones en titulos extranjeros llevan riesgos adicionales a aquellos de inversiones en titulos de EE.UU., incluyendo los riesgos relacionados con las novedades politicas, sociales y economicas en el extranjero, ademas de los riesgos que resultan de las diferencias entre los reglamentos a los cuales los emisores y mercados estadounidenses y extranjeros estan sujetos.

o Estos riesgos pueden incluir expropiacion de activos, tributacion confiscatoria, impuestos de retencion sobre dividendos e intereses pagados sobre las inversiones del Fondo, controles de divisas y otras limitaciones sobre el uso o transferencia de activos de Fondos, y la inestabilidad politica o social.

o Es posible que companias extranjeras no esten sujetas a normas de contabilidad ni de supervision gubernamental comparables a las de companias estadounidenses, y puede haber menos informacion disponible al publico sobre sus operaciones.

o Los mercados extranjeros pueden ser menos liquidos y mas volatiles que mercados de EE.UU. Los aumentos rapidos en la oferta monetaria pueden resultar en una inversion especulativa, la cual contribuye a la volatilidad. Ademas, la negociacion en esas acciones puede realizarse considerando multiplos de precios/utilidades mas altos que aquellos de companias comparables de EE.UU., y que no pueden sostenerse. Como resultado, pueden haber cambios rapidos en el valor de los titulos extranjeros.

o Los mercados extranjeros pueden ofrecer menos proteccion al inversionista. El hacer cumplir los derechos puede ser dificil, costoso y lento. Pueden existir problemas especiales al hacer valer una reclamacion contra gobiernos extranjeros.

o Debido a que los titulos extranjeros comercian en monedas que no son dolares estadounidenses, las variaciones en las tasas del cambio de monedas afectaran el valor del activo neto de un Fondo, el valor de dividendos e intereses ganados y las ganancias y perdidas realizadas sobre la venta de titulos. Un aumento en el dolar estadounidense en relacion con otras monedas afectara el valor del Fondo de forma adversa. Ademas, el valor de algunas monedas extranjeras puede ser volatil y hay una posibilidad de controles e intervencion gubernamental en los cambios de divisas o de los mercados monetarios. Los controles o intervenciones podrian limitar o impedir que un Fondo obtenga beneficios en dolares estadounidenses por su inversion en titulos extranjeros.

o El Fondo International Equity y el Fondo Balanced pueden invertir en emisores ubicados en mercados emergentes o en desarrollo.

     o Paises emergentes o en desarrollo generalmente se definen como paises en las etapas iniciales de sus ciclos de industrializacion, con bajos ingresos per capita.

     o Todos los riesgos del invertir en titulos extranjeros aumentan cuando se invierte en paises en desarrollo.

     o Los mercados de paises en desarrollo han sido mas volatiles que los mercados de paises desarrollados con economias mas maduras. Estos mercados muchas veces han proveido tasas de rendimiento mas altas y riesgos mayores a los inversionistas, pero tambien pueden proveer tasas de rendimiento mas bajas o negativas durante periodos extendidos.

RIESGO DE REEMBOLSO ANTICIPADO. Es posible que los emisores de los titulos de deuda de un Fondo puedan pagar anticipadamente el principal adeudado sobre los titulos, en particular durante periodos en que las tasas de interes bajan. Puede que el Fondo no tenga la oportunidad de volver a invertir el principal con tasas atractivas, lo cual reduciria los ingresos para el Fondo. Por otro lado, tasas de interes ascendentes pueden causar que ocurran reembolsos anticipados a tasas mas lentas que las previstas. Esto provoca el retraso en los vencimientos de los titulos afectados, lo cual los hace mas susceptibles a los cambios en las tasas de interes, y hace que el precio por accion del Fondo sea mas volatil. Los titulos respaldados por hipotecas son mucho mas susceptibles al riesgo de reembolsos anticipados y sus precios pueden ser volatiles.

TITULOS CONVERTIBLES. Titulos convertibles, que son titulos de deuda que pueden ser convertidos en valores, estan sujetos al riesgo del mercado de valores y, al igual que otros titulos de deuda, tambien estan sujetos al riesgo de la tasa de interes y al riesgo de credito de sus emisores. Las estipulaciones para comprar a precio fijado pueden permitir al emisor que pague la deuda antes de su vencimiento final.

DERIVADOS. Cada uno de los fondos puede, aunque no es requerido, participar en ciertas estrategias de inversion que involucran derivados (tales como opciones, futuros, y contratos de permutas o de divisas a plazo). Se pueden emplear estas estrategias de inversion unicamente junto con actividades de cobertura tales como:

     o proteccion contra una reduccion actual o anticipada en el valor de las tenencias en titulos;

     o como un sustituto a tener que comprar o vender tenencias de la cartera; y

     o para generar ingresos para contrarrestar gastos o aumentar el rendimiento.

Las actividades de cobertura estan disenadas para neutralizar una perdida sobre una posicion de la cartera con una ganancia sobre la posicion de cobertura. Una cobertura efectivamente empleada, resultaria en la compensacion de una perdida en la cartera con una ganancia en la posicion de cobertura, o viceversa. No obstante, es posible que el movimiento en el mercado de una cobertura no sea de la misma magnitud que el movimiento en el mercado de la posicion protegida. El exito o fracaso de una transaccion de cobertura dependera de la habilidad de los asesores del Fondo de pronosticar correctamente los movimientos en la cobertura, en la inversion que se esta protegiendo y en el mercado en general (y la correlacion entre estos factores). Es posible que los derivados no siempre esten disponibles en condiciones que sean economicamente sensatas (por ejemplo, pueden ser demasiado caros), y cuando son empleados, los costos y primas de estas transacciones pueden afectar el desempeno del Fondo adversamente. La habilidad del Fondo de usar derivados puede ser restringida por limites establecidos por las bolsas de valores y de mercancias, y por consideraciones fiscales.

FONDOS DE ASIGNACION ESTRATEGICA. Cada Fondo de Asignacion Estrategica invierte unicamente en los Fondos subyacentes, como principio de politica fundamental. Como resultado, el desempeno de cada Fondo de Asignacion Estrategica esta directamente relacionado con el desempeno de los Fondos subyacentes, y los inversionistas en los Fondos de Asignacion Estrategica estan sujetos a todos los riesgos asociados con las inversiones de los Fondos subyacentes.

RIESGO DEL ANO 2000. Los Fondos pueden ser afectados de forma adversa si los sistemas informaticos usados por los Fondos o por sus proveedores de servicios no estan programados para procesar la informacion correctamente el 1o de enero de 2000, o a partir de ese dia. El propietario de Diversified, AEGON, ha adoptado y tiene ya en operacion un Proyecto de Valuacion y Planificacion para el Ano 2000 para revisar y analizar si su tecnologia y sistemas informaticos internos son compatibles con el Ano 2000 y para evaluar los asuntos del Ano 2000 relacionados con aquellas terceras partes con quienes tiene relaciones criticas. AEGON ha empezado a probar y a modificar substancialmente, cuando es necesario, todos sus sistemas criticos internos de tecnologia informatica. AEGON continuara probando los sistemas no criticos durante 1999. No obstante, para mitigar el efecto de influencias extranas sobre el exito del proyecto, AEGON se ha comunicado con sus clientes y proveedores principales, y otros terceros para determinar su compatibilidad y su preparacion para el Ano 2000. AEGON ha recibido confirmacion escrita de varios vendedores sobre su estado en cuanto al Ano 2000 y continua trabajando con sus socios comerciales para asegurar que los sistemas se puedan conectar efectivamente.

Los equipos y aparatos electronicos principales empleados por AEGON son equipos telefonicos y relacionados con las computadoras. Este tipo de equipos puede tener tecnologia empotrada de fechas, susceptible a los problemas del ano 2000. Debido a este riesgo, AEGON ha revisado sus equipos informaticos y sistemas telefonicos con la asistencia de los proveedores pertinentes, y ha modernizado,
o reemplazado, o esta en el proceso de reemplazar cualquier equipo que no procese correctamente cualesquiera de los datos sensibles a las fechas en el Ano 2000, o a partir de entonces. Este proyecto se ha completado substancialmente para todas las operaciones.

Durante el ano de 1999, AEGON esta poniendo especial enfasis en la administracion del riesgo y la planificacion para contingencias, para la continuacion de operaciones en el Ano 2000, modificando sus planes existentes de la continuacion de operaciones y recuperacion para casos de desastre, para enfrentarse a los problemas potenciales del Ano 2000.

Ya que el problema informatico del Ano 2000 y su proposito son complicados y multifaceticos, no se puede saber el exito de un plan de accion hasta que se llegue al Ano 2000 (o en una fecha anterior en la medida en que los sistemas o equipos se enfrenten al problema de datos de la fecha del Ano 2000, antes de llegar al Ano 2000). Aun con la busca apropiada y la diligencia de un proyecto bien concebido, que incluye procedimientos de comprobacion, no existe ninguna certeza de que alguna compania logre un exito completo. No obstante los propositos o resultados de AEGON y los Fondos, su capacidad de funcionar sin problemas hasta y durante el Ano 2000 puede verse afectada de forma adversa por acciones (o la falta de ellas) de parte de terceros ajenos a su control o conocimiento.

Es posible tambien que los Fondos se vean adversamente afectados si los emisores de titulos tenidos por los Fondos no resuelven sus problemas en cuanto al Ano 2000, o si les cuesta grandes cantidades de dinero resolver estos problemas. En la medida en que un Fondo invierte en titulos extranjeros, puede ser particularmente susceptible a estos problemas del Ano 2000. Los Fondos consideran estos factores al invertir en titulos.


Informacion General

ARREGLOS DE DISTRIBUCION. Diversified Investors Securities Corp., Four Manhattanville Road, Purchase, New York 10577, es el distribuidor de acciones de cada uno de los Fondos del Mercado Monetario, de Bonos, Balanceado y de Valores. Bajo un Plan de Distribucion que ha sido adoptado de acuerdo con el Reglamento 12b-1 bajo el Investment Company Act de 1940, cada Fondo (aparte de los Fondos de Asignacion Estrategica) puede pagar honorarios mensuales a una tasa anual de hasta 0.25% del promedio de los activos netos diarios del Fondo. El Distribuidor puede usar estos honorarios para pagar por servicios o para publicidad, marketing u otras actividades de promocion.

-------------------------------------------------------------------------------
?Que son los Honorarios de Distribucion 12b-1?

HONORARIOS DE DISTRIBUCION, tambien conocidos como HONORARIOS 12B-1, son honorarios que se deducen de los activos del Fondo y que se usan para compensar a aquellos profesionales financieros que venden acciones del Fondo y proveen servicios continuos a accionistas y para pagar otros gastos de marketing y publicidad. Debido a que usted paga estos honorarios durante el periodo entero que usted tiene acciones, a lo largo del tiempo, usted puede pagar mas que si usted habria pagado otros tipos de cargos de venta.
-------------------------------------------------------------------------------

ESTRUCTURA DE INVERSION. Cada Fondo (aparte de los Fondos de Asignacion Estrategica) invierte en titulos a traves de un fondo mutuo subyacente que tiene la misma meta y estrategias de inversion. Un Fondo puede cesar sus inversiones en su fondo mutuo subyacente en cualquier momento, y lo hara si los Fideicomisarios del Fondo creen que sea benefico para los accionistas del Fondo. El Fondo podria entonces invertir en otro fondo mutuo o vehiculo colectivo de inversion o invertir directamente en titulos. Si un Fondo dejara de invertir en su fondo mutuo subyacente, el Fondo podria recibir titulos del fondo mutuo subyacente en vez de efectivo, lo cual causara que el Fondo incurra en cargos de corretaje, de impuestos y otros cargos o que se quede con titulos que a lo mejor no son facilmente comerciables o ampliamente diversificados.

TRANSACCIONES DE CORRETAJE. Para las transacciones del fondo, los asesores de cada Fondo pueden emplear a corredores o agentes quienes tambien proveen servicios de corretaje y de investigacion al Fondo u otras cuentas sobre las cuales los asesores ejercen discrecion de inversion. Un Fondo puede "pagar mas" ("pay up") por servicios de corretaje, lo cual quiere decir que esta autorizado a pagar una comision a un corredor o agente por servicios de corretaje e investigacion al ejecutar una transaccion de la Cartera, que es mayor a la que hubiera pagado a otro corredor o agente. No obstante, un Fondo "pagara mas" unicamente si los asesores del Fondo determinan en buena fe que la comision mas alta es razonable dados los servicios de corretaje e investigacion proveidos, en terminos de la transaccion particular o sobre todas las cuentas sobre las cuales los asesores ejercen discrecion de inversion.

CLASES DE ACCIONES. Cada un de los siguientes Fondos: Fondo Money Market, Fondo High-Yield Bond, Fondo Equity Value, Fondo Equity Growth, Fondo Special Equity y el Fondo International Equity, actualmente ofrecen tres clases de acciones. Las acciones de "Diversified Class" se describen en este prospecto. Las otras dos clases de acciones, acciones "Stephens Premium Class" y acciones "Stephens Institutional Class" pueden tener otros cargos diferentes, que pueden afectar el desempeno de aquellas acciones. Llame al Distribuidor al (800) 926-0044 para mas informacion.

Informacion Adicional sobre el Desempeno

Se puede citar el desempeno de los Fondos en la publicidad, en los informes a accionistas y en otras comunicaciones. Cada Fondo puede proporcionar su redito y/o rendimiento total para ciertos periodos y tambien puede citar la clasificacion del fondo de varias fuentes, tales como Russell Data Services (una division de Frank Russell Company), Lipper Analytical Services, Inc., Weisenberger Investment Company Service, Morningstar, Inc. y CDA. Se calculara el rendimiento actual de un Fondo dividiendo los ingresos netos de inversion por accion durante un periodo reciente de 30 dias (periodo de 7 dias para el Fondo Money Market) por el valor del activo neto por accion en el ultimo dia del periodo y anualizando el resultado. Por rendimiento total se entiende el cambio a lo largo de dicho periodo en el valor de una inversion en un Fondo, refleja cualquier cambio en el valor del activo neto y su composicion incluye el valor de cualquier accion comprada con dividendos o plusvalia declarados durante el periodo. El redito refleja unicamente los ingresos netos a partir de un tiempo especifico, mientras que el rendimiento total refleja todos los componentes del rendimiento de inversion a lo largo de un periodo de tiempo. Para mas informacion sobre el calculo del redito y del rendimiento total, vea el Resumen de Informacion Adicional.

Por favor dese cuenta de que los resultados de inversion de cada Fondo fluctuaran a lo largo del tiempo. Toda informacion sobre el desempeno es historica y no debe considerarse como una declaracion de lo que una inversion en los Fondos pueda ganar en el futuro.

-------------------------------------------------------------------------------
                                                           RENDIMIENTOS TOTALES
-------------------------------------------------------------------------------

Antes de que empezaran sus operaciones los Fondos y las Carteras, los activos aportados a ciertas Carteras fueron administrados en Cuentas Separadas Colectivas de The MONY Group, Inc. (anteriormente The Mutual Life Insurance Company of New York). El rendimiento total de cada Fondo (aparte del de los Fondos High-Yield Bond, Stock Index, Equity Value y Aggressive Equity) para cualquier periodo que incluye un periodo anterior a la aportacion de la Cuenta Separada Colectiva, reflejara el rendimiento de la Cuenta Separada Colectiva. No obstante, se incluira el rendimiento de la Cuenta Separada Colectiva unicamente a partir de la fecha en que la Cuenta Separada Colectiva adopto los objetivos, politicas y practicas de inversion, y fue administrada de igual manera, en todos los aspectos materiales, de los del Fondo aplicable. El desempeno de la Cuenta Separada Colectiva se ajustara para reflejar los cargos y gastos actuales del Fondo, despues de exenciones y reembolsos. Las Cuentas Separadas Colectivas no fueron registradas bajo el Investment Company Act de 1940 y no estuvieron sujetas a ciertas restricciones de inversion impuestas por dicha ley ni por el Internal Revenue Code. Si las Cuentas Separadas Colectivas hubieran sido registradas, el desempeno de inversion podria haber sido afectado negativamente.

A partir del 31 de diciembre, 1998, el promedio de los rendimientos anuales totales para cada uno de los Fondos, incluyendo las Cuentas Separadas Colectivas arriba mencionadas, fue el siguiente:

--------------------------------------------------------------------------------------------------
                                                                                       PARA EL
                                                                                       PERIODO
                                                     PARA LOS 3 PARA LOS 5 PARA LOS 10  DESDE
                                        PARA EL ANO   ANOS QUE   ANOS QUE   ANOS QUE   COMIENZO
                                        QUE TERMINO  TERMINARON TERMINARON TERMINARON HASTA EL 31
                                         EL 31 DE     EL 31 DE   EL 31 DE   EL 31 DE       DE
                              FECHA DE   DICIEMBRE,  DICIEMBRE, DICIEMBRE, DICIEMBRE,  DICIEMBRE,
         FONDO                COMIENZO      1998        1998       1998       1998        1998
--------------------------------------------------------------------------------------------------
MONEY MARKET                   11/78       4.91%       4.92%      4.74%      5.17%       7.52%
--------------------------------------------------------------------------------------------------
HIGH QUALITY BOND               7/90       6.08%       5.23%      5.56%       --         6.46%
--------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT         7/90       6.47%       5.64%      5.56%       --         7.06%
BOND
--------------------------------------------------------------------------------------------------
GOVERNMENT/CORPORATE            1/78       7.13%       5.98%      6.69%      8.76%       8.74%
BOND
--------------------------------------------------------------------------------------------------
HIGH-YIELD BOND                 8/95       2.20%       8.11%       --         --         8.87%
--------------------------------------------------------------------------------------------------
BALANCED                       12/92      11.81%      15.59%     14.47%       --        14.23%
--------------------------------------------------------------------------------------------------
EQUITY INCOME                   1/78      12.47%      19.69%     18.10%     14.92%      14.49%
--------------------------------------------------------------------------------------------------
EQUITY VALUE                    4/96      10.79%       --         --          --        15.67%
--------------------------------------------------------------------------------------------------
GROWTH & INCOME                 1/86      34.63%      29.98%     22.87%     17.41%      16.50%
--------------------------------------------------------------------------------------------------
EQUITY GROWTH                   3/93      35.97%      26.60%     20.20%       --        18.37%
--------------------------------------------------------------------------------------------------
SPECIAL EQUITY                  1/86       3.10%      17.72%     18.21%     16.75%      15.78%
--------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY               4/96      41.79%        --         --         --        18.09%
--------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY            12/92     10.47%      11.11%     10.16%       --        13.50%
--------------------------------------------------------------------------------------------------
SHORT HORIZON STRATEGIC         6/96       6.35%        --         --         --         7.70%
ALLOCATION FUND
--------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE HORIZON      4/98        --          --         --         --          --
STRATEGIC ALLOCATION FUND
--------------------------------------------------------------------------------------------------
INTERMEDIATE HORIZON            6/96      12.31%        --         --         --        12.75%
STRATEGIC ALLOCATION FUND
--------------------------------------------------------------------------------------------------
INTERMEDIATE/LONG HORIZON       6/96      14.05%        --         --         --        15.86%
STRATEGIC ALLOCATION FUND
--------------------------------------------------------------------------------------------------
LONG HORIZON STRATEGIC          4/98        --          --         --         --          --
ALLOCATION FUND
--------------------------------------------------------------------------------------------------

El Fondo Stock Index comenzo operaciones el dia 1o de marzo de 1999 y por lo tanto no tiene un historial de desempeno al 31 de diciembre de 1998.

-------------------------------------------------------------------------------
                           DESEMPENO COMPUESTO DE DIVERSIFIED Y LOS SUBASESORES
-------------------------------------------------------------------------------

La siguiente tabla muestra los rendimientos totales calculados para todas las cuentas privadas y vehiculos de inversiones colectivas administrados por Diversified durante los periodos indicados, con objetivos, politicas y restricciones de inversion substancialmente semejantes a los Fondos de Asignacion Estrategica, los cuales han sido administrados como son manejados estos Fondos. Diversified ha administrado estos vehiculos de inversiones colectivas desde el 1o de octubre de 1992. Los rendimientos se han ajustado para suponer que todos los honorarios, gastos y cargos de los Fondos de Asignacion Estrategica que estan vigentes en la actualidad fueron deducidos durante los periodos.

El promedio de los rendimientos anuales totales al 31 de diciembre de 1998 para todas las cuentas privadas y vehiculos de inversiones colectivas de este tipo manejados por Diversified y ajustados para suponer que todos los honorarios, gastos y cargos que estan vigentes en la actualidad fueron deducidos, son los siguientes:

                                         -------------------------------------------------------
                                          FECHA DE                                    DESDE SU
                                          COMIENZO     1 ANO     3 ANOS     5 ANOS    COMIENZO
------------------------------------------------------------------------------------------------
SHORT HORIZON STRATEGIC ALLOCATION
FUND (PLAZO CORTO)                         10/92       6.35%      6.30%      6.58%     6.70%
------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE HORIZON STRATEGIC
ALLOCATION FUND (PLAZO CORTO A
INTERMEDIO)*                                5/98         --         --         --        --
------------------------------------------------------------------------------------------------
INTERMEDIATE HOrIZON STRATEGIC
ALLOCATION FUND                            10/92      12.31%     11.74%     10.72%    10.95%
------------------------------------------------------------------------------------------------
INTERMEDIATE/LONG HORIZON STRATEGIC
ALLOCATION FUND                            10/92      14.05%     16.24%     14.59%    14.87%
------------------------------------------------------------------------------------------------
LONG HORIZON STRATEGIC ALLOCATION FUND
(PLAZO LARGO)*                              5/98         --         --         --        --
------------------------------------------------------------------------------------------------

* Este Fondo se acaba de organizar.

Vea el Apendice C para el desempeno pasado de los subasesores del Fondo High-Yield Bond, Fondo Equity Value, Fondo Growth & Income Fondo Equity Growth y Fondo Aggressive Equity en la administracion de cuentas muy semejantes.

Puntos Financieros Importantes

Esta tabla tiene la intencion de ayudarle a entender el desempeno de cada uno de los Fondos y otra informacion financiera para los periodos fiscales indicados. El "Rendimiento Total" muestra cuanto habria subido o bajado su inversion en un Fondo durante cada periodo, suponiendo que usted reinvirtio todos los dividendos y distribuciones. La informacion financiera y las notas correspondientes han sido revisadas por PricewaterhouseCoopers LLP, contables independientes del fondo, y su informe se incluye en el informe anual de los Fondos. Se incorpora el informe anual de los Fondos en esta declaracion de registro como una referencia. Se pueden obtener copias del informe anual de los Fondos sin cargo, llamando al (800) 926-0044.

Para el promedio de acciones en circulacion durante cada ano:

                                                                     MONEY MARKET
                                             ------------------------------------------------------------
                                                                PARA EL ANO QUE TERMINO
                                             ------------------------------------------------------------
                                                1998         1997         1996       1995       1994
                                                ----         ----         ----       ----       ----
Valor del activo neto, al comienzo del
periodo.................................     $   10.26    $   10.11    $    9.83  $    9.61   $   10.00
                                             ---------    ---------    ---------  ---------   ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion...........          0.51         0.51         0.19       0.31        0.66
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)..........            --        (0.01)        0.30       0.22       (0.39)
                                             ---------    ---------    ---------  ---------   ---------
Total de las operaciones de inversiones           0.51         0.50         0.49       0.53        0.27
                                             ---------    ---------    ---------  ---------   ---------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion...........         (0.33)       (0.35)       (0.19)     (0.31)      (0.66)
  Ganancias realizadas netas sobre las
  inversiones...........................            --           --          --          --          --
  Declaracion fiscal del capital........         (0.00)**        --        (0.02)        --          --
                                             ---------    ---------    ---------  ---------   ---------
Total de dividendos y distribuciones....         (0.33)       (0.35)       (0.21)     (0.31)      (0.66)
                                             ---------    ---------    ---------  ---------   ---------
Valor del activo neto, al final del          $   10.44    $   10.26    $   10.11  $    9.83   $    9.61
periodo.................................     ---------    ---------    ---------  ---------   ---------
Rendimiento total.......................          4.91%        4.98%        4.87%      5.50%       3.45%
                                             =========    =========    =========  =========   =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo......   $63,979,337   $21,513,791  $3,783,802  $ 113,491   $  25,092
                                           ===========   ===========  ==========  =========   =========
Indice de cargos al promedio de activos
netos, incluyendo gastos de las Series
Portfolios..............................         0.97%          1.12%       4.35%     67.48%      59.21%
Indice de cargos al promedio de activos
netos, incluyendo gastos de las Series
Portfolios (reembolso neto).............         0.80%          0.80%       0.80%      0.76%       0.51%
Indice de ingresos netos de inversion al
promedio de activos netos...............         4.65%          4.55%       1.20%    (61.47)%    (55.80)%
Indice de ingresos netos de inversion al
promedio de activos netos (reembolso
neto)...................................         4.82%          4.87%       4.76%      5.24%       2.90%

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                   HIGH QUALITY BOND (1)
                                             ------------------------------------------------------------------------
                                                                  PARA EL ANO QUE TERMINO
                                             ------------------------------------------------------------------------
                                                  1998         1997            1996           1995           1994
                                                  ----         ----            ----           ----           ----
Valor del activo neto, al comienzo del
periodo.................................     $     11.13    $   10.89      $    10.61     $    9.87      $    10.00
                                             -----------    ----------     ----------     ---------      ----------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion...........            0.61         0.63            0.20          0.42            0.18
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)..........            0.06        (0.07)           0.28          0.74           (0.12)
                                             -----------    ----------     ----------     ---------      ----------
Total de las operaciones de inversiones             0.67         0.56            0.48          1.16            0.06
                                             -----------    ----------     ----------     ---------      ----------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion...........           (0.41)       (0.32)          (0.20)        (0.42)          (0.18)
  Ganancias realizadas netas sobre las
  inversiones...........................              --           --              --          --                --
  Declaracion fiscal del capital........              --        (0.00)**           --          --             (0.01)
                                             -----------    ----------     ----------     ---------      ----------
Total de dividendos y distribuciones....           (0.41)       (0.32)          (0.20)        (0.42)          (0.19)
Valor del activo neto, al final del
periodo.................................     $     11.39    $    11.13     $    10.89     $   10.61      $     9.87
                                             ===========    ==========     ----------     ---------      ----------
Rendimiento total.......................            6.08%         5.11%          4.51%       11.85%           0.67%
                                             ===========    ==========     ==========     =========      ==========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo......     $21,031,334    $8,480,842     $  966,031     $  71,167      $  20,872
                                             ===========    ==========     ==========     =========      ==========
Indice de cargos al promedio de activos
netos, incluyendo gastos de las Series
Portfolios.............................             1.22%         1.77%       12.60%         91.16%         284.62%*
Indice de cargos al promedio de activos
netos, incluyendo gastos de las Series
Portfolios (reembolso neto)............             1.00%         1.00%        0.98%          1.00%           0.55%*
Indice de ingresos netos de inversion al
promedio de activos netos...............            5.05%         4.81%        5.58%        (83.51)%       (279.12)%*
Indice de ingresos netos de inversion al
promedio de activos netos (reembolso
neto)...................................            5.27%         5.58%        6.03%          6.63%           4.96%*

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                               INTERMEDIATE GOVERNMENT BOND (2)
                                                                         ---------------------------------------------
                                                                                   PARA EL ANO QUE TERMINO
                                                                         ---------------------------------------------
                                                                               1998          1997            1996
                                                                               ----          ----            ----
Valor del activo neto, al comienzo del periodo.........................    $    10.67     $   10.21      $   10.00
                                                                           ----------     ---------      ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion..........................................          0.54          0.54           0.14
  Ganancias netas sobre inversiones
  (realizadas y no realizadas).........................................          0.15          0.16           0.22
                                                                           ----------     ---------      ---------
Total de las operaciones de inversiones................................          0.69          0.70           0.36
                                                                           ----------     ---------      ---------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion..........................................         (0.37)        (0.24)         (0.14)
  Ganancias realizadas netas sobre las inversiones.....................         (0.01)           --             --
  Declaracion fiscal del capital.......................................         (0.00)**      (0.00)**       (0.01)
                                                                           ----------     ---------      ---------
Total de dividendos y distribuciones...................................         (0.38)        (0.24)         (0.15)
                                                                           ----------     ---------      ---------
Valor del activo neto, al final del periodo............................    $    10.98     $   10.67      $   10.21
                                                                           ==========     =========      =========
Rendimiento total......................................................          6.47%         6.88%          4.15%*
                                                                           ==========     =========      =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo.....................................    $25,893,328    $8,515,888     $893,261
                                                                           ===========    ==========     ========
Indice de cargos al promedio de activos netos, incluyendo gastos de             1.19%          1.91%        17.46%*
 las Series Portfolios.................................................
Indice de cargos al promedio de activos netos, incluyendo gastos de             1.00%          1.00%         0.94%*
las Series Portfolios (reembolso neto).................................
Indice de ingresos netos de inversion al promedio de activos netos.....         4.65%          4.13%       (11.28)%*
Indice de ingresos netos de inversion al promedio de activos netos              4.84%          5.05%         5.24%*
(reembolso neto).......................................................


---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                 GOVERNMENT/CORPORATE BOND (1)
                                             -----------------------------------------------------------------------
                                                                   PARA EL ANO QUE TERMINO
                                             -----------------------------------------------------------------------
                                                 1998           1997           1996           1995           1994
                                                 ----           ----           ----           ----           ----
Valor del activo neto, al comienzo del
periodo.................................     $    12.27     $    11.69     $    11.60     $     9.91     $    10.00
                                             ----------     ----------     ----------     ----------     ----------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion...........           0.68           0.72           0.22           0.30           0.19
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)..........           0.20           0.24           0.10           1.71          (0.09)
                                             ----------     ----------     ----------     ----------     ----------
Total de las operaciones de inversiones            0.88           0.96           0.32           2.01           0.10
                                             ----------     ----------     ----------     ----------     ----------
Menos: Dividendos y distribuciones de:
 Ingresos netos de inversion............          (0.54)         (0.38)         (0.23)         (0.28)         (0.19)
 Ganancias realizadas netas sobre las             (0.01)**          --             --          (0.04)            --
 inversiones............................
 Declaracion fiscal del capital.........          (0.00)**       (0.00)*           --             --             --
                                             ----------     ----------
Total de dividendos y distribuciones....          (0.55)         (0.38)         (0.23)         (0.32)         (0.19)
                                             ----------     ----------     ----------     ----------     ----------
Valor del activo neto, al final del
periodo.................................     $    12.60     $    12.27     $    11.69     $    11.60     $     9.91
                                             ==========     ==========     ==========     ==========     ==========
Rendimiento total.......................           7.13%          8.14%          2.74%         20.30%          1.10%
                                             ==========     ==========     ==========     ==========     ==========

INDICES/DATOS sUPLEMENTARIOS
Activos netos al final del periodo......     $65,605,780    $21,504,827    $2,056,127     $  175,079      $  22,937
Indice de cargos al promedio de activos
netos, incluyendo gastos de las Series
Portfolios..............................           1.05%          1.32%          7.50%         56.91%        257.24%*
Indice de cargos al promedio de activos
netos, incluyendo gastos de las Series
Portfolios(reembolso neto)..............           1.00%          1.00%          0.99%          0.85%          0.54%*
Indice de ingresos netos de inversion al
promedio de activos netos...............           5.30%          5.52%          0.66%        (50.11)%      (251.51)%*
Indice de ingresos netos de inversion al
promedio de activos netos (reembolso
neto)...................................           5.35%          5.85%          5.85%          5.92%          5.18%*

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                         BALANCED (1)
                                           ------------------------------------------------------------------------
                                                                   PARA EL ANO QUE TERMINO
                                           ------------------------------------------------------------------------
                                                  1998           1997          1996            1995          1994
                                                  ----           ----          ----            ----          ----
Valor del activo neto, al comienzo del
periodo..................................   $     14.58    $     13.27    $    12.04     $    10.05     $    10.00
                                             -----------    -----------    ----------     ----------     ----------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion.............          0.40           0.44          0.21           0.24           0.07
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)............          1.31           2.02          1.77           2.61           0.07
                                             -----------    -----------    ----------     ----------     ----------
Total de las operaciones de
inversiones...............................          1.71           2.46          1.98           2.85           0.14
                                             -----------    -----------    ----------     ----------     ----------
Menos: Dividendos y distribuciones
de:
  Ingresos netos de inversion.............         (0.29)         (0.91)        (0.21)         (0.24)         (0.07)
  Ganancias realizadas netas sobre las
  Inversiones.............................         (0.25)         (0.24)        (0.54)         (0.51)            --
  Declaracion fiscal del capital..........            --             --            --          (0.11)         (0.02)
                                              -----------    -----------    ----------     ----------     ----------
Total de dividendos y distribuciones......         (0.54)         (1.15)        (0.75)         (0.86)         (0.09)
                                              -----------    -----------    ----------     ----------     ----------

Valor del activo neto, al final del
periodo...................................   $     15.75    $     14.58    $    13.27     $    12.04     $    10.05
                                             ===========    ===========    ==========     ==========     ==========
Rendimiento total.........................         11.81%         18.67%        16.39%         28.47%          1.43%
                                             ===========    ===========    ==========     ==========     ==========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo........   $103,470,279   $49,014,319    $5,182,113     $  895,351      $  151,629
                                             ============   ===========    ==========     ==========      ==========
Indice de cargos al promedio de
Activos netos, incluyendo gastos de
las Series Portfolios.....................          1.11%          1.21%        3.08%          9.95%          71.47%*
Indice de cargos al promedio de
activos netos, incluyendo gastos de las
Series Portfolios (reembolso neto)........          1.10%          1.10%        0.97%          0.87%           0.49%*
Indice de ingresos netos de inversion
al promedio de activos netos..............          2.57%          2.88%        0.78%        (5.68)%        (68.13)%*
Indice de ingresos netos de inversion
al promedio de activos netos
(reembolso neto)..........................          2.58%          2.99%        2.98%         3.40%           2.86%*

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                      EQUITY INCOME (1)
                                            -----------------------------------------------------------------
                                                                   PARA EL ANO QUE TERMINO
                                            -----------------------------------------------------------------
                                                 1998            1997         1996       1995        1994
                                                 ----            ----         ----       ----        ----
Valor del activo neto, al comienzo del
periodo.................................    $    19.22     $    15.25   $    13.09  $    9.93  $    10.00
                                             ----------     ----------   ----------  ---------  ----------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion............          0.35           0.32         0.16       0.16        0.09
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)...........          2.02           4.14         2.18       3.28       (0.07)
                                             ----------     ----------   ----------  ---------  ----------
Total de las operaciones de .............          2.37           4.46         2.34       3.44        0.02
                                             ----------     ----------   ----------  ---------  ----------
Menos: Dividendos y distribuciones
de:
  Ingresos netos de inversion............         (0.28)         (0.20)       (0.14)      (0.16)     (0.09)
  Ganancias realizadas netas sobre las
  inversiones............................         (0.36)         (0.29)       (0.04)      (0.04)        --
  Declaracion fiscal del capital.........         (0.02)            --           --       (0.08)        --
                                              ----------                              ---------
Total de dividendos y distribuciones.....         (0.66)         (0.49)       (0.18)     (0.28)      (0.09)
                                              ----------     ----------   ----------  ---------  ----------
Valor del activo neto, al final del
periodo..................................     $    20.93     $    19.22   $    15.25  $   13.09  $     9.93
                                              ==========     ==========   ==========  =========  ==========
Rendimiento total........................          12.47%         29.31%       17.91%     34.62%       0.24%
                                              ==========     ==========   ==========  =========  ==========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo.......     $124,478,213   $62,936,623  $7,455,379  $ 590,381  $  70,855
                                              ============   ===========  ==========  =========  =========
Indice de cargos al promedio de activos
netos, incluyendo gastos de las Series
Portfolios...............................           1.09%          1.20%        3.22%     17.88%    106.54%*
Indice de cargos al promedio de
activos netos, incluyendo gastos de las
Series Portfolios (reembolso neto).......           1.00%          1.00%        1.00%      0.90%      0.42%*
Indice de ingresos netos de inversion al
promedio de activos netos................           1.63%          1.51%        0.11%    (14.15)%   (103.39)%*
Indice de ingresos netos de inversion
al promedio de activos netos
(reembolso neto).........................           1.72%          1.71%        2.33%      2.82%       2.74%*

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                                EQUITY VALUE (3)
                                                                      -------------------------------------
                                                                            PARA EL ANO QUE TERMINO
                                                                      -------------------------------------
                                                                           1998         1997       1996
                                                                           ----         ----       ----
Valor del activo neto, al comienzo del periodo....................... $    12.27    $    10.75    $  10.00
                                                                      ----------    ----------    --------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion........................................       0.13          0.12       0.02
  Ganancias netas sobre inversiones
  (realizadas y no realizadas).......................................       1.17          2.17       0.86
                                                                      ----------    ----------    --------
Total de las operaciones de inversiones..............................       1.30          2.29       0.88
                                                                      ----------    ----------    --------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion........................................     (1.07)        (0.71)      (0.01)
  Ganancias realizadas netas sobre las inversiones...................     (0.12)        (0.06)      (0.12)
  Declaracion fiscal del capital.....................................        --            --          --
                                                                      ----------     ---------    --------
Total de dividendos y distribuciones.................................      (1.19)        (0.77)     (0.13)
                                                                      ----------   ------------   --------
Valor del activo neto, al final del periodo.......................... $    12.38    $    12.27    $  10.75
                                                                      ==========    ==========    ========
Rendimiento total....................................................     10.79%        21.43%       16.61%*
                                                                      ----------    ----------    --------

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo................................... $54,085,925   $21,309,839   $385,208
                                                                      ===========   ===========   ========
Indice de cargos al promedio de activos netos, incluyendo gastos de         1.28%         1.66%      56.35%*
las Series Portfolios................................................
Indice de cargos al promedio de activos netos, incluyendo gastos de         1.10%         1.10%       1.07%*
las Series Portfolios (reembolso neto)................................
Indice de ingresos netos de inversion al promedio de activos netos....      0.80%         0.36%     (54.60)%*
Indice de ingresos netos de inversion al promedio de activos netos          0.98%         0.93%       1.09%*
(reembolso neto)......................................................

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:


                                                                       GROWTH & INCOME (1)
                                                  -------------------------------------------------------------
                                                                      PARA EL ANO QUE TERMINO
                                                  -------------------------------------------------------------
                                                       1998         1997         1996       1995         1994
                                                       ----         ----         ----       ----         ----
Valor del activo neto, al comienzo del
periodo................................           $    18.16   $    13.78   $    11.47  $    10.22 $    10.00
                                                  ----------   ----------   ----------  ---------- ----------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion..........                (0.05)        0.02         0.19        0.06       0.03
  Ganancias netas sobre inversiones
  (realizadas y no realizadas).........                 6.32         4.67         2.29        3.18       0.22
Total de las operaciones de
inversiones............................                 6.27         4.69         2.48        3.24       0.25
                                                  ----------   ----------   ----------  ---------- ----------
Menos: Dividendos y distribuciones
de:
  Ingresos netos de inversion..........                (0.01)       (0.06)       (0.15)      (0.06)     (0.03)
  Ganancias realizadas netas sobre las
 inversiones...........................                (0.01)       (0.25)       (0.02)      (0.95)        --
  Declaracion fiscal del capital.......                (0.42)          --           --       (0.98)        --
                                                   ----------   ---------   ----------  ----------  ---------
Total de dividendos y distribuciones...                (0.44)       (0.31)       (0.17)      (1.99)     (0.03)
                                                   ----------   ----------  ----------  ----------  ---------
Valor del activo neto, al final del
periodo................................            $   23.99    $   18.16   $    13.78  $    11.47  $   10.22
                                                   ==========   ==========  ==========  ==========  =========
Rendimiento total......................                34.63%       34.14%       21.61%      32.11%      2.49%
                                                   ==========   ==========  ==========  ==========  =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo.....            $200,946,409 $61,020,784 $5,483,747   $ 443,638  $  60,475
                                                   ============ =========== ==========   =========  =========
Indice de cargos al promedio de                         1.24%        1.39%        3.99%      21.71%   (140.33)%*
activos netos, incluyendo gastos de las
Series Portfolios......................
Indice de cargos al promedio de                         1.15%        1.15%        1.14%       1.03%      0.43%*
activos netos, incluyendo gastos de las
Series Portfolios (reembolso neto).....
Indice de ingresos netos de inversion                  (0.32)%      (0.15)%      (2.38)%    (19.66)%  (138.93)%*
al promedio de activos netos...........
Indice de ingresos netos de inversion
al promedio de activos netos                           (0.22)%       0.10%        0.47%       1.02%      0.97%*
(reembolso neto).......................

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:


                                                                    EQUITY GROWTH (1)
                                             -------------------------------------------------------------
                                                                 PARA EL ANO QUE TERMINO
                                             -------------------------------------------------------------
                                                 1998         1997         1996        1995       1994
                                                 ----         ----         ----        ----       ----
Valor del activo neto, al comienzo del
periodo................................      $   17.73    $   14.50    $   13.36   $   11.35  $   10.00
                                             ---------    ---------    ---------   ---------  ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion..........          (0.07)       (0.03)          --        0.01      (0.01)
  Ganancias netas sobre inversiones
  (realizadas y no realizadas).........           6.41         3.85         2.41        2.09       1.36
                                             ---------    ---------    ---------   ---------  ---------
Total de las operaciones de
inversiones............................           6.34         3.82         2.41        2.10       1.35
                                             ---------    ---------    ---------   ---------  ---------
Menos: Dividendos y distribuciones
de:
  Ingresos netos de inversion..........          (0.09)       (0.26)          --       (0.01)        --
  Ganancias realizadas netas sobre las
  inversiones..........................          (0.66)       (0.33)       (1.18)         --         --
  Declaracion fiscal del capital.......             --        (0.00)**     (0.09)      (0.08)        --
Total de dividendos y distribuciones...          (0.75)       (0.59)       (1.27)      (0.09)        --
                                             ---------    ---------    ---------   ---------
Valor del activo neto, al final del
periodo................................      $   23.32    $   17.73    $   14.50   $   13.36  $   11.35
                                             =========    =========    =========   =========  =========
Rendimiento total......................          35.97%       26.54%       17.93%      18.50%     13.58%
                                             =========    =========    =========   =========  =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo.....      $150,958,507 $57,186,689  $3,859,931  $ 618,317  $ 120,370
                                             ============ ===========  ==========  =========  =========
Indice de cargos al promedio de
activos netos, incluyendo gastos de las
Series Portfolios......................           1.26%       1.37%         4.34%      14.34%     70.79%*
Indice de cargos al promedio de
activos netos, incluyendo gastos de las
Series Portfolios (reembolso neto).....           1.24%       1.25%         1.20%       1.01%      0.42%*
Indice de ingresos netos de inversion
al promedio de activos netos...........          (0.38)%     (0.31)%       (3.64)%    (13.13)%   (71.00)%*
Indice de ingresos netos de inversion
al promedio de activos netos
(reembolso neto).......................          (0.36)%     (0.19)%        0.50%       0.20%     (0.21)%*

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                    SPECIAL EQUITY (1)
                                             -------------------------------------------------------------
                                                                 PARA EL ANO QUE TERMINO
                                             -------------------------------------------------------------
                                                  1998         1997         1996       1995         1994
                                                  ----         ----         ----       ----         ----
Valor del activo neto, al comienzo del
periodo................................       $   20.56    $   17.09    $   13.95   $   10.75   $   10.00
                                              ---------    ---------    ---------   ---------   ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion..........           (0.09)       (0.04)          --          --          --
  Ganancias netas sobre inversiones
  (realizadas y no realizadas).........            0.72         4.41         3.58        4.43        0.84
                                              ---------    ---------    ---------   ---------   ---------
Total de las operaciones de
inversiones............................            0.63         4.37         3.58        4.43        0.84
                                              ---------    ---------    ---------   ---------   ---------
Menos: Dividendos y distribuciones
de:
  Ingresos netos de inversion..........           (0.07)       (0.39)          --          --          --
  En exceso de ingresos netos de                     --           --        (0.03)         --          --
  inversion............................
  Ganancias realizadas netas sobre las
  inversiones..........................           (0.05)       (0.51)       (0.38)      (0.89)      (0.09)
  En exceso de ganancias realizadas
  netas sobre las inversiones...........             --           --           --          --          --
  Declaracion fiscal del capital........          (0.09)          --        (0.03)      (0.34)         --
                                              ---------    ---------    ---------   ---------   ---------
Total de dividendos y distribuciones....          (0.21)       (0.90)       (0.44)      (1.23)      (0.09)
                                              ---------    ---------    ---------   ---------   ---------
Valor del activo neto, al final del
periodo.................................      $   20.98    $   20.56    $   17.09   $   13.95   $   10.75
                                              =========    =========    =========   =========   =========
Rendimiento total.......................           3.10%       25.82%       25.76%      41.50%       8.54%
                                              =========    =========    =========   =========   =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo......      $125,863,140 $63,237,963  $7,736,347  $ 600,294   $ 87,705
                                              ============ ===========  ==========  =========   ========
Indice de cargos al promedio de activos            1.46%       1.57%        3.63%      15.76%     99.91%*
Indice de cargos al promedio de                    1.45%       1.50%        1.49%       1.33%      0.54%*
activos netos, incluyendo gastos de las
Series Portfolios (reembolso neto)
Indice de ingresos netos de inversion             (0.47)%     (0.26)%      (2.48)%    (14.58)%   (99.33)%*
al promedio de activos netos
Indice de ingresos netos de inversion             (0.46)%     (0.18)%      (0.34)%     (0.18)%     0.04%*
al promedio de activos netos
(reembolso neto)


---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                                    AGGRESSIVE EQUITY (4)
                                                                          -------------------------------------
                                                                                  PARA EL ANO QUE TERMINO
                                                                          -------------------------------------
                                                                              1998           1997         1996
                                                                              ----           ----         ----
Valor del activo neto, al comienzo del periodo........................    $   10.00     $    9.43    $   10.00
                                                                          ---------     ---------    ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion.........................................        (0.09)        (0.06)        0.05
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)........................................         4.24          0.63        (0.58)
                                                                          ---------     ---------    ---------
Total de las operaciones de inversiones...............................         4.15          0.57        (0.53)
                                                                          ---------     ---------    ---------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion.........................................           --            --        (0.04)
  Ganancias realizadas netas sobre las inversiones....................        (0.00)**         --           --
  En exceso de ganancias realizadas netas sobre las inversiones.......           --            --           --
  Declaracion fiscal del capital......................................        (0.31)           --           --
Total de dividendos y distribuciones..................................        (0.31)           --         0.04)
                                                                          ---------     ---------    ---------
Valor del activo neto, al final del periodo...........................    $   13.84     $   10.00    $    9.43
                                                                          =========     =========    =========
Rendimiento total.....................................................        41.79%         6.13%       (9.51)%*
                                                                          =========     =========    =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo....................................    $34,154,980   $8,855,719   $326,476
                                                                          ===========   ==========   ========
Indice de cargos al promedio de activos netos, incluyendo gastos de            1.87%         2.70%      64.34%*
las Series Portfolios.................................................
Indice de cargos al promedio de activos netos, incluyendo gastos de            1.50%         1.43%      1.41%*
las Series Portfolios (reembolso neto)................................
Indice de ingresos netos de inversion al promedio de activos netos....        (1.19)%       (1.81)%   (64.36)%*
Indice de ingresos netos de inversion al promedio de activos netos            (0.82)%       (0.54)%    (1.05)%*
(reembolso neto)......................................................

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                                     HIGH YIELD BOND (5)
                                                                          -------------------------------------
                                                                                  PARA EL ANO QUE TERMINO
                                                                          -------------------------------------
                                                                              1998          1997         1996
                                                                              ----          ----         ----
Valor del activo neto, al comienzo del periodo........................    $    11.38    $    10.68  $    10.00
                                                                          ----------    ----------  ----------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion.........................................          0.96          0.94        0.21
  Ganancias netas sobre inversiones
 (realizadas y no realizadas).........................................         (0.70)         0.37        0.66
                                                                          ----------    ----------  ----------
Total de las operaciones de inversiones...............................          0.26          1.31        0.87
                                                                          ----------    ----------  ----------
Menos: Dividendos y distribuciones de:................................         (0.08)        (0.58)      (0.19)
  Ingresos netos de inversion.........................................           --             --          --
  Ganancias realizadas netas sobre las inversiones....................         (0.01)        (0.03)         --
  En exceso de ganancias realizadas netas sobre las inversiones.......            --            --          --
  Declaracion fiscal del capital......................................            --            --          --
Total de dividendos y distribuciones..................................         (0.09)        (0.61)      (0.19)
                                                                          ----------    ----------  ----------
Valor del activo neto, al final del periodo...........................    $    11.55    $    11.38  $    10.68
                                                                          ==========    ==========  ==========
Rendimiento total.....................................................          2.20%        12.28%       9.50%*
                                                                          ==========    ==========  ==========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo....................................    $22,994,590   $8,430,804  $  738,100
                                                                          ===========   ==========  ==========
Indice de cargos al promedio de activos netos, incluyendo gastos de
las Series Portfolios.................................................          1.40%         1.88%      25.60%*
Indice de cargos al promedio de activos netos, incluyendo gastos de
las Series Portfolios (reembolso neto)................................          1.10%         1.10%       1.10%*
Indice de ingresos netos de inversion al promedio de activos netos....          7.89%         7.44%     (16.15)%*
Indice de ingresos netos de inversion al promedio de activos netos
(reembolso neto)......................................................          8.19%         8.22%       8.35%*

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                                  INTERNATIONAL EQUITY (6)
                                                                          --------------------------------------
                                                                                  PARA EL ANO QUE TERMINO
                                                                          --------------------------------------
                                                                              1998          1997         1996
                                                                              ----          ----         ----
Valor del activo neto, al comienzo del periodo........................    $   11.86     $   11.27    $   10.00
                                                                          ---------     ---------    ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion.........................................         0.06          0.04         0.01
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)........................................         1.18          0.83         1.37
                                                                          ---------     ---------    ---------
Total de las operaciones de inversiones...............................         1.24          0.87         1.38
                                                                          ---------     ---------    ---------
Menos: Dividendos y distribuciones de:................................        (0.01)        (0.20)      (0.01)
  Ingresos netos de inversion.........................................           --            --          --
  Ganancias realizadas netas sobre las inversiones....................        (0.12)        (0.08)      (0.04)
  En exceso de ganancias realizadas netas sobre las inversiones.......           --            --       (0.04)
  Declaracion fiscal del capital......................................        (0.10)        (0.00)**    (0.02)
                                                                          ---------     ---------   ---------
Total de dividendos y distribuciones...................................       (0.23)        (0.28)      (0.11)
                                                                          ---------     ---------   ---------
Valor del activo neto, al final del periodo............................   $   12.87     $   11.86   $   11.27
                                                                          =========     =========   =========
Rendimiento total......................................................       10.47%         7.74%      14.59%*
                                                                          =========     =========   =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo.....................................   $63,404,266   $30,063,542 $2,398,279
                                                                          ===========   =========== ==========
Indice de cargos al promedio de activos netos, incluyendo gastos de            1.53%         1.72%       9.79%*
las Series Portfolios..................................................
Indice de cargos al promedio de activos netos, incluyendo gastos de            1.40%         1.40%       1.41%*
las Series Portfolios (reembolso neto).................................
Indice de ingresos netos de inversion al promedio de activos netos.....        0.35%        (0.03)%     (7.91)%*
Indice de ingresos netos de inversion al promedio de activos netos
(reembolso neto).......................................................        0.48%         0.29%       0.48%*

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 1o de julio de 1994
(2)     Comienzo de operaciones: 22 de febrero de 1996
(3)     Comienzo de operaciones: 13 de junio de 1996
(4)     Comienzo de operaciones: 11 de junio de 1996
(5)     Comienzo de operaciones: 30 de enero de 1996
(6)     Comienzo de operaciones: 18 de enero de 1996

Para el promedio de acciones en circulacion durante cada ano:

                                                                                       PLAZO CORTO
                                                                          ---------------------------------------
                                                                              FONDO DE ASIGNACION ESTRATEGICA
                                                                          ---------------------------------------
                                                                                 PARA EL ANO QUE TERMINO
                                                                          ---------------------------------------
                                                                               1998         1997       1996 (1)
                                                                               ----         ----       --------
Valor del activo neto, al comienzo del periodo........................    $   10.70     $   10.34   $   10.00
                                                                          ---------     ---------   ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion.........................................         0.44          0.49        0.18
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)........................................         0.24          0.41        0.36
                                                                          ---------     ---------   ---------
Total de las operaciones de inversiones...............................         0.68          0.90        0.54
                                                                          ---------     ---------   ---------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion.........................................        (0.41)        (0.52)      (0.18)
  Ganancias realizadas netas sobre las inversiones....................        (0.05)        (0.02)      (0.01)
  Declaracion fiscal del capital......................................        (0.00)**         --       (0.01)
                                                                          ---------     ---------   ---------
Total de dividendos y distribuciones..................................        (0.46)        (0.54)      (0.20)
                                                                          ---------     ---------   ---------
Valor del activo neto, al final del periodo...........................    $   10.92     $   10.70   $   10.34
                                                                          =========     =========   =========
Rendimiento total.....................................................         6.37%         8.69%       7.74%*
                                                                          =========     =========   =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo....................................    $13,019,430   $6,015,072  $742,127
                                                                          ===========   ==========  ========
Indice de cargos al promedio de activos netos.........................         0.20%         0.20%       0.20%*
Indice de ingresos netos de inversion al promedio de activos netos....         4.00%         4.49%      11.60%*
Indice de ingresos netos de inversion al promedio de activos netos              113%          348%        466%*
(reembolso neto)......................................................

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 15 de abril de 1996
(2)     Comienzo de operaciones: 1o de mayo de 1998

Para el promedio de acciones en circulacion durante cada ano:

                                                                                                   PLAZO CORTO A
                                                                                                    INTERMEDIO
                                                                                               ---------------------
                                                                                                FONDO DE ASIGNACION
                                                                                                    ESTRATEGICA
                                                                                               ---------------------
                                                                                                  PARA EL ANO QUE
                                                                                                     TERMINO
                                                                                               ---------------------
                                                                                                     1998 (2)
                                                                                               ---------------------
Valor del activo neto, al comienzo del periodo...........................................          $   10.00
                                                                                                   ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion............................................................               0.46
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)...........................................................              (0.09)
                                                                                                   ---------
Total de las operaciones de inversiones..................................................               0.37
                                                                                                   ---------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion............................................................              (0.27)
  Ganancias realizadas netas sobre las inversiones.......................................              (0.06)
  Declaracion fiscal del capital.........................................................              (0.00)**
                                                                                                   ---------
Total de dividendos y distribuciones.....................................................              (0.33)
                                                                                                   ---------
Valor del activo neto, al final del periodo..............................................          $   10.04
                                                                                                   =========
Rendimiento total........................................................................               3.73%*
                                                                                                   =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo.......................................................          $3,657,312
                                                                                                   ==========
Indice de cargos al promedio de activos netos, incluyendo gastos de las Series Portfolios               0.20%
Indice de ingresos netos de inversion al promedio de activos netos.......................               6.94%
Indice de ingresos netos de inversion al promedio de activos netos (reembolso neto)......                260%


---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 15 de abril de 1996
(2)     Comienzo de operaciones: 1o de mayo de 1998

Para el promedio de acciones en circulacion durante cada ano:

                                                                                       PLAZO INTERMEDIO
                                                                          ----------------------------------------
                                                                                FONDO DE ASIGNACION ESTRATEGICA
                                                                          ----------------------------------------
                                                                                   PARA EL ANO QUE TERMINO
                                                                          ----------------------------------------
                                                                               1998         1997       1996 (1)
                                                                               ----         ----       --------
Valor del activo neto, al comienzo del periodo........................    $    10.98    $    10.32   $    10.00
                                                                          ----------    ----------   ----------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion.........................................          0.34          0.48         0.13
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)........................................          1.00          0.99         0.42
                                                                          ----------    ----------   ----------
Total de las operaciones de inversiones...............................          1.34          1.47         0.55
                                                                          ----------    ----------   ----------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion.........................................         (0.35)        (0.72)       (0.13)
  Ganancias realizadas netas sobre las inversiones....................         (0.14)        (0.08)       (0.10)
  Declaracion fiscal del capital......................................         (0.00)**      (0.01)          --
                                                                          ----------    ----------   ----------
Total de dividendos y distribuciones..................................         (0.49)        (0.81)       (0.23)
                                                                          ----------    ----------   ----------
Valor del activo neto, al final del periodo...........................    $    11.83    $    10.98   $    10.32
                                                                          ==========    ==========   ==========
Rendimiento total.....................................................         12.27%        14.29%        7.94%*
                                                                          ==========    ==========   ==========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo....................................    $57,365,875   $24,664,668  $2,820,072
                                                                          ===========   ===========  ==========
Indice de cargos al promedio de activos netos, incluyendo gastos de             0.20%         0.02%       0.02%
las Series Portfolios.................................................
Indice de ingresos netos de inversion al promedio de activos netos....          2.97%         4.26%       7.88%*
Indice de ingresos netos de inversion al promedio de activos netos               124%          322%        469%*
(reembolso neto)......................................................

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 15 de abril de 1996
(2)     Comienzo de operaciones: 1o de mayo de 1998

Para el promedio de acciones en circulacion durante cada ano:

                                                                                  PLAZO INTERMEDIO A LARGO
                                                                          ------------------------------------------
                                                                               FONDO DE ASIGNACION ESTRATEGICA
                                                                          ------------------------------------------
                                                                                  PARA EL ANO QUE TERMINO
                                                                          ------------------------------------------
                                                                              1998          1997         1996 (1)
                                                                              ----          ----         --------
Valor del activo neto, al comienzo del periodo........................    $   11.32     $   10.30     $   10.00
                                                                          ---------     ---------     ---------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion.........................................         0.28          0.09          0.09
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)........................................         1.29          1.53          0.47
                                                                          ---------     ---------     ---------
Total de las operaciones de inversiones...............................         1.57          1.94          0.56
                                                                          ---------     ---------     ---------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion.........................................       (0.39)        (0.80)         (0.09)
  Ganancias realizadas netas sobre las inversiones....................       (0.18)        (0.11)         (0.17)
  Declaracion fiscal del capital......................................       (0.00)**      (0.01)            --
                                                                          --------      --------      ---------
Total de dividendos y distribuciones..................................       (0.57)        (0.92)         (0.26)
                                                                          ---------     ---------     ---------
Valor del activo neto, al final del periodo...........................    $  12.32      $  11.32      $   10.30
                                                                          =========     ========      =========
Rendimiento total.....................................................       14.02%        18.95%          8.02%*
                                                                          ========     =========      =========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo....................................    $62,688,689   $25,866,529   $2,173,362
                                                                          ===========   ===========   ==========
Indice de cargos al promedio de activos netos, incluyendo gastos de           0.20%         0.20%          0.20%*
las Series Portfolios.................................................
Indice de ingresos netos de inversion al promedio de activos netos....        2.33%         3.55%          2.03%*
Indice de ingresos netos de inversion al promedio de activos netos             135%          336%           418%
(reembolso neto)......................................................

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 15 de abril de 1996
(2)     Comienzo de operaciones: 1o de mayo de 1998

Para el promedio de acciones en circulacion durante cada ano:

                                                                                                   PLAZO LARGO
                                                                                               ---------------------
                                                                                                FONDO DE ASIGNACION
                                                                                                    ESTRATEGICA
                                                                                               ---------------------
                                                                                                  PARA EL ANO QUE
                                                                                                     TERMINO
                                                                                               ---------------------
                                                                                                     1998(2)
                                                                                               ---------------------
Valor del activo neto, al comienzo del periodo...........................................          $  10.00
                                                                                                   --------
Ingresos por operaciones de inversion:
  Ingresos netos de inversion............................................................              0.21
  Ganancias netas sobre inversiones
  (realizadas y no realizadas)...........................................................              0.16
                                                                                                   --------
Total de las operaciones de inversiones..................................................              0.37
                                                                                                   --------
Menos: Dividendos y distribuciones de:
  Ingresos netos de inversion............................................................             (0.12)
  Ganancias realizadas netas sobre las inversiones.......................................             (0.17)
  Declaracion fiscal del capital.........................................................             (0.00)**
                                                                                                   --------
Total de dividendos y distribuciones.....................................................             (0.29)
                                                                                                   --------
Valor del activo neto, al final del periodo..............................................          $  10.08
                                                                                                   ========
Rendimiento total........................................................................              3.81%*
                                                                                                   ========

INDICES/DATOS SUPLEMENTARIOS
Activos netos al final del periodo.......................................................          $10,672,299
                                                                                                   ===========
Indice de cargos al promedio de activos netos, incluyendo gastos de las Series Portfolios              0.20%*
Indice de ingresos netos de inversion al promedio de activos netos.......................              3.35%*
Indice de ingresos netos de inversion al promedio de activos netos (reembolso neto)......               276%

---------------------
*       Anualizado.
**      Menos de un centavo por unidad.
(1)     Comienzo de operaciones: 15 de abril de 1996
(2)     Comienzo de operaciones: 1o de mayo de 1998

                                                                     APENDICE A

                       FONDOS DE ASIGNACION ESTRATEGICA

Bajo circunstancias normales, los Fondos de Asignacion Estrategica se asignan entre los Fondos del Mercado Monetario, de Bonos y de Valores de la siguiente manera:

                                  ---------------------------------------------------------------
                                                        SHORT/INTERMEDIATE
                                      SHORT HORIZON      HORIZON STRATEGIC       INTERMEDIATE
                                        STRATEGIC        ALLOCATION FUND      HORIZON STRATEGIC
                                     ALLOCATION FUND      (PLAZO CORTO A       ALLOCATION FUND
                                      (PLAZO CORTO)        INTERMEDIO)       (PLAZO INTERMEDIO)
                                   ---------------------------------------------------------------
                                            OBJETIVO              OBJETIVO              OBJETIVO
                                             DENTRO                DENTRO                DENTRO
                                    RANGO     DEL       RANGO       DEL      RANGO        DEL
                                    NORMAL   RANGO      NORMAL     RANGO     NORMAL      RANGO
--------------------------------------------------------------------------------------------------
MONEY MARKET                        0-20%     10%        0-10%       0%       0-10%        0%
--------------------------------------------------------------------------------------------------
HIGH QUALITY BOND                   10-30%    20%        5-25%       15%      0-20%       10%
--------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND        10-30%    20%        0-15%        5%      0-15%        5%
--------------------------------------------------------------------------------------------------
GOVERNMENT/CORPORATE BOND           20-40%    30%       25-45%       35%      15-35%       25%
--------------------------------------------------------------------------------------------------
HIGH-YIELD BOND                     0-20%     10%        5-25%       15%       0-20%       10%
--------------------------------------------------------------------------------------------------
EQUITY INCOME                       0-20%     10%        0-15%        5%       0-20%        9%
--------------------------------------------------------------------------------------------------
EQUITY VALUE                         N/A      N/A        0-15%        4%       0-15%        6%
--------------------------------------------------------------------------------------------------
GROWTH & INCOME                      N/A      N/A        0-15%        5%       0-20%        8%
--------------------------------------------------------------------------------------------------
EQUITY GROWTH                        N/A      N/A        0-15%        4%       0-15%        7%
--------------------------------------------------------------------------------------------------
SPECIAL EQUITY                       N/A      N/A        0-15%        6%       0-20%       10%
--------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY                    N/A      N/A        0-10%        2%       0-10%        3%
--------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY                 N/A      N/A        0-15%        4%       0-15%        7%
--------------------------------------------------------------------------------------------------


                                    -------------------------------------------
                                     INTERMEDIATE/LONG
                                     HORIZON STRATEGIC      LONG HORIZON
                                      ALLOCATION FUND        STRATEGIC
                                     (PLAZO INTERMEDIO     ALLOCATION FUND
                                          A LARGO)          (PLAZO LARGO)
                                    -------------------------------------------
                                              OBJETIVO              OBJETIVO
                                               DENTRO                DENTRO
                                     RANGO      DEL       RANGO       DEL
                                     NORMAL    RANGO      NORMAL     RANGO
-------------------------------------------------------------------------------
MONEY MARKET                         0-10%       0%       0-10%        0%
-------------------------------------------------------------------------------
HIGH QUALITY BOND                    0-15%       5%       0-10%        0%
-------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND         0-15%       5%       0-10%        0%
-------------------------------------------------------------------------------
GOVERNMENT/CORPORATE BOND            0-20%       12%      0-10%        0%
-------------------------------------------------------------------------------
HIGH-YIELD BOND                      0-15%       8%       0-10%        0%
-------------------------------------------------------------------------------
EQUITY INCOME                        0-20%       12%      10-30%      18%
-------------------------------------------------------------------------------
EQUITY VALUE                         0-20%       9%       0-20%       12%
-------------------------------------------------------------------------------
GROWTH & INCOME                      0-20%       11%      5-25%       15%
-------------------------------------------------------------------------------
EQUITY GROWTH                        0-20%       10%      5-25%       15%
-------------------------------------------------------------------------------
SPECIAL EQUITY                       0-20%       14%      10-30%      20%
-------------------------------------------------------------------------------
AGGRESSIVE EQUITY                    0-10%       4%       0-15%        5%
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY                 0-20%       10%      5-25%       15%
-------------------------------------------------------------------------------

                                                                     APENDICE B

                    INSTRUCCIONES PARA COMPRAS Y VENTAS DEL
                                 DISTRIBUIDOR

COMPRAS

Se pueden pagar las compras iniciales y subsecuentes con cheque o por transferencia electronica. Los cheques deben ser en dolares estadounidenses y librados contra un banco estadounidense. Los cheques para acciones de los Fondos del Mercado Monetario, de Bonos, Balanceado y de Valores deben ser pagaderos a: The Diversified Investors Funds Group y enviados a:

       The Diversified Investors Funds Group
       4 Manhattanville Road
       Purchase, New York 10577

Los cheques para acciones de los Fondos de Asignacion Estrategica deben ser pagaderos a: The Diversified Investors Strategic Allocation Funds y enviados a:

       The Diversified Investors Strategic Allocation Funds
       4 Manhattanville Road
       Purchase, New York 10577

En el caso de una compra inicial, el cheque tiene que estar acompanado de una Solicitud de Cuenta ("Account Application" en ingles). Si se compran las acciones con un cheque que no acepta un banco, se anulara la compra y cualquier perdida y honorarios incurridos en la transaccion seran responsabilidad del inversionista. Si se compran acciones con cheque y se solicita la redencion de tales acciones dentro de quince dias de tal compra, las ganancias de la redencion seran pagadas unicamente despues de que el cheque sea acreditado por el banco.

Si desea comprar acciones de un Fondo por transferencia electronica, por favor llame al (800) 926-0044 para solicitar instrucciones sobre transferencias electronicas e instruya a su banco para que tramite enseguida los fondos disponibles de acuerdo con tales instrucciones. Los inversionistas que realizan compras iniciales por medio de transferencia electronica tienen que completar una Solicitud de Cuenta y enviarla a The Diversified Investors Funds Group (para compras de un Fondo del Mercado Monetario, de Bonos, Balanceado o de Valores) o a The Diversified Investors Strategic Allocation Funds (para compras de un Fondo de Asignacion Estrategica), a la direccion correspondiente arriba indicada.

VENTAS (REDENCIONES)

Se pueden realizar solicitudes de redencion por correo y, bajo ciertas circunstancias, por telefono. Los ingresos de la redencion se enviaran por correo o, si la Solicitud de Cuenta lo autoriza, por transferencia electronica.

Las solicitudes de redencion hechas por correo tienen que especificar la cantidad en dolares y el numero de acciones que se desea redimir, el numero de cuenta y el nombre del Fondo. La solicitud de redencion tiene que ser firmada de manera exactamente igual al registro del Fondo. Si hay mas de un propietario de las acciones, cada propietario tendra que firmar la solicitud de redencion.

Las solicitudes para redimir acciones de cualquiera de los Fondos del Mercado Monetario, de Bonos, Balanceado y de Valores deben ser enviadas a: The Diversified Investors Funds Group en:

       The Diversified Investors Funds Group
       4 Manhattanville Road
       Purchase, New York 10577

Las solicitudes para redimir acciones de cualquiera de los Fondos de Asignacion Estrategica deben ser enviadas a: The Diversified Investors Strategic Allocation Funds en:

       The Diversified Investors Strategic Allocation Funds
       4 Manhattanville Road
       Purchase, New York 10577

Usted puede redimir acciones por telefono si autorizo redenciones telefonicas en su Solicitud de Cuenta. Los Fondos se reservan el derecho de rechazar las redenciones telefonicas y pueden limitar el numero de redenciones telefonicas o la cantidad que se puede redimir por telefono en cualquier momento.

                                                                     APENDICE C

                    DESEMPENO COMPUESTO DE LOS SUBASESORES

La tabla siguiente presenta el promedio compuesto de los rendimientos anuales de todas las cuentas institucionales privadas y vehiculos de inversiones colectivas administrados por los subasesores del Fondo High-Yield Bond, Fondo Equity Value, Fondo Growth & Income, Fondo Equity Growth y Fondo Aggressive Equity, donde las cantidades y vehiculos de inversion tienen objetivos, politicas y restricciones de inversion substancialmente semejantes al Fondo aplicable y han sido administrados substancialmente de la misma manera como se administra la Cartera subyacente en la cual cada Fondo invierte. Se proveen los datos para ilustrar los desempenos pasados de los subasesores al administrar cuentas substancialmente semejantes segun se compara contra indices especificos del mercado, y no representan el desempeno de los Fondos. Los inversionistas no deben considerar estos datos de desempeno como una indicacion del desempeno futuro de los Fondos ni de los subasesores. Estos rendimientos compuestos no tienen la intencion de predecir ni sugerir rendimientos que podrian experimentar los Fondos o un individuo que invierte en cualesquiera de los Fondos.

Las cuentas institucionales privadas y vehiculos de inversiones colectivas que se incluyen en el desempeno compuesto de los subasesores no estan sujetas a los requisitos de diversificacion, restricciones de impuestos especificos y limitaciones de inversiones impuestos a los Fondos o las Carteras por el Investment Company Act of 1940 o el Internal Revenue Code. Los resultados del desempeno global de los subasesores podrian haber sido adversamente afectados si las cuentas institucionales privadas y los vehiculos de inversiones colectivos que se incluyeron en el desempeno global hubieran sido regulados como companias de inversion bajo la ley federal de titulos. Los desempenos globales de los subasesores presentados a continuacion no son auditados. El uso de una metodologia diferente a aquella empleada para calcular los datos de desempeno presentados a continuacion podria resultar en datos diferentes de desempeno.

Los datos del desempeno global de los subasesores presentados a continuacion fueron calculados de acuerdo con las normas recomendadas de la Association for Investment Management and Research, aplicadas retroactivamente a todos los periodos de tiempo. Todos los rendimientos presentados fueron calculados en base del rendimiento total e incluyen todos los dividendos e ingresos, ingresos acumulados, y ganancias y perdidas realizadas y no realizadas, y deducciones para comisiones de corretaje y costos de ejecucion. Los rendimientos para cada periodo se ajustan para presumir que todos los cargos, gastos y honorarios de cada Fondo y su Cartera correspondiente que esten actualmente vigentes, fueron deducidos durante tales periodos. Todos los rendimientos son para los periodos que terminaron el 31 de diciembre de 1998.

------------------------------------------------------------------------------------------------
                                                                                      DESDE SU
                                          1 ANO      3 ANOS     5 ANOS    10 ANOS     COMIENZO
------------------------------------------------------------------------------------------------
DELAWARE INVESTMENT ADVISORS,
SUBASESOR DEL FONDO HIGH-YIELD BOND
------------------------------------------------------------------------------------------------
  DESEMPENO GLOBAL DEL SUBASESOR(1)       3.65%      8.19%      7.06%      9.19%      11.58%
------------------------------------------------------------------------------------------------
  INDICE SALOMON BROTHERS HIGH-
  YIELD MARKET(2)                         4.42%      9.40%      9.14%     10.68%       9.81%
------------------------------------------------------------------------------------------------
  INDICE LIPPER HIGH CURRENT YIELD
  FUND(3)                                -0.08%      8.50%      7.63%      9.52%      10.90%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
ARK ASSET MANAGEMENT CO., INC.,
SUBASESOR DEL FONDO EQUITY VALUE
------------------------------------------------------------------------------------------------
  DESEMPENO GLOBAL DEL SUBASESOR(4)      10.58%     18.56%     18.37%     16.57%      16.95%
------------------------------------------------------------------------------------------------
  INDICE RUSSELL 1000 VALUE(5)           15.63%     23.89%     20.85%     17.39%      17.46%
------------------------------------------------------------------------------------------------
  INDICE LIPPER GROWTH & INCOME
  FUND(6)                                13.58%     20.25%     17.82%     15.54%      15.46%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PUTNAM ADVISORY COMPANY, INC.,
SUBASESOR DEL FONDO GROWTH &
INCOME
------------------------------------------------------------------------------------------------
  DESEMPENO GLOBAL DEL SUBASESOR(7)      35.09%     30.07%     23.85%     21.17%      21.17%
------------------------------------------------------------------------------------------------
  INDICE STANDARD & POOR'S 500
  COMPOSITE STOCK PRICE(8)               28.75%     28.39%     24.14%     19.22%      19.22%
------------------------------------------------------------------------------------------------
  INDICE LIPPER GROWTH & INCOME
  FUND(6)                                13.58%     20.25%     17.82%     15.54%      15.54%
------------------------------------------------------------------------------------------------

------------------------------------
(1) El comienzo de las operaciones de inversion es el 1o de enero de 1980 para el desempeno global del Subasesor.
(2) El Indice Salomon Brothers High-Yield Market sigue el desempeno de bonos corporativos por debajo del grado de inversion emitidos en los Estados Unidos. El indice incluye bonos de pago en efectivo y bonos de interes diferido que son publicos, tienen un cupon fijado y no son convertibles. Para entrar en el indice, los bonos tambien necesitan un valor nominal en circulacion de $50 millones o mas, un ano o mas para su vencimiento, y una clasificacion de alto rendimiento por Moody's o Standard & Poor's. El indice excluye bonos de emisores en bancarrota.
(3) El Indice Lipper High Current Yield Fund sigue el desempeno neto de fondos mutuos que, segun determinado por Lipper Analytical Services, Inc., son administrados con un objetivo de inversion definido como sigue: "Pretender lograr (relativamente) un alto rendimiento actual de titulos de ingresos fijos. Sin restricciones de calidad ni vencimiento. Tendencia a la inversion en emisiones de deuda de grado mas bajo."
(4) El comienzo de las operaciones de inversion es el 1o de abril de 1985 para el desempeno global del Subasesor.
(5) El Indice Russell 1000 Value mide el desempeno de aquellas companias incluidas en el Indice Russell 1000 con las relaciones mas bajas de precio segun libros y los valores de crecimiento proyectados mas bajos. El Indice Russell 1000 mide el desempeno de las 1000 companias mas grandes de los EE.UU. en base a la capitalizacion total en el mercado, lo cual representa aproximadamente el 88% del mercado de valores estadounidense en el cual se puede invertir.
(6) El Indice Lipper High Current Yield Fund sigue el desempeno neto de los fondos mutuos que, segun Lipper Analytical Services, Inc., se manejan con un objetivo de inversion definido como sigue: "Un fondo que combina una orientacion de crecimiento de las ganancias con un requisito de ingresos para dividendos uniformes y/o crecientes."
(7) El comienzo de las operaciones de inversion es el 1o de enero de 1989 para el desempeno global del Subasesor.
(8) Se emplea el Indice Standard & Poor's Composite Stock Price como una medida amplia de los cambios en las condiciones de las bolsas de valores domesticas y se basa en el desempeno promedio de 500 acciones comunes que se cotizan en bolsa y comercian en los Estados Unidos.

------------------------------------------------------------------------------------------------
                                                                                      DESDE SU
                                          1 ANO      3 ANOS     5 ANOS    10 ANOS     COMIENZO
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC,
SUBASESOR DEL FONDO EQUITY GROWTH
------------------------------------------------------------------------------------------------
  INDICE RUSSELL 1000 GROWTH(10)         38.71%     30.62%     25.70%     20.56%      22.84%
------------------------------------------------------------------------------------------------
  INDICE LIPPER GROWTH FUND(11)          25.69%     23.66%     19.82%     17.21%      15.71%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MONTAG & CALDWELL INCORPORATED,
SUBASESOR DEL FONDO EQUITY GROWTH
------------------------------------------------------------------------------------------------
  DESEMPENO GLOBAL DEL SUBASESOR(12)     28.60%     30.76%     25.13%     20.98%      19.13%
------------------------------------------------------------------------------------------------
  INDICE RUSSELL 1000 GROWTH(10)         38.71%     30.62%     25.70%     20.56%      22.84%
------------------------------------------------------------------------------------------------
  INDICE LIPPER GROWTH FUND(11)          25.69%     23.66%     19.82%     17.21%      15.71%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MCKINLEY CAPITAL MANAGEMENT, INC.,
SUBASESOR DEL FONDO AGGRESSIVE
EQUITY
------------------------------------------------------------------------------------------------
  DESEMPENO GLOBAL DEL SUBASESOR(13)     42.98%     21.12%     18.88%       --        26.49%
------------------------------------------------------------------------------------------------
  INDICE RUSSELL 2000 GROWTH(14)          1.23%      8.35%     10.22%       --         4.24%
------------------------------------------------------------------------------------------------
  INDICE LIPPER MID CAP FUND(15)         13.92%     15.89%     15.20%       --        19.46%
------------------------------------------------------------------------------------------------

----------------------------------------
(10) El Indice Russell 1000 Growth mide el desempeno de aquellas companias incluidas en el Indice Russell 1000 con las mas altas relaciones de precio segun libros y valores de crecimiento proyectados mas altos. El Indice Russell 1000 mide el desempeno de las 1000 companias mas grandes que aparecen en el Indice Russell 3000, lo cual representa aproximadamente 90 % de la capitalizacion total en el Indice Russell 3000. El Indice Russell 3000 representa aproximadamente el 98% del mercado de valores estadounidense en el cual se puede invertir.
(11) El Indice Lipper Growth Fund sigue el desempeno neto de los fondos mutuos que, segun Lipper Analytical Services, Inc. son administrados con un objetivo de inversion definido como sigue: "Un fondo que normalmente invierte en companias cuyas ganancias a plazo largo se estima que creceran significativamente mucho mas rapido que las ganancias de las acciones representadas en los principales indices de valores no administrados.
(12) El comienzo de las operaciones de inversion es el 1o de enero de 1986 para el desempeno global del Subasesor.
(13) El comienzo de las operaciones de inversion es el 1o de octubre de 1990 para el desempeno global del Subasesor.
(14) El Indice Russell 2000 Growth mide el desempeno de aquellas companias incluidas en el Indice Russell 2000 con relaciones de precio en libros mas altas y los valores de crecimiento proyectados mas altos. El Indice Russell 2000 mide el desempeno de las 2000 companias mas grandes que aparecen en el Indice Russell 3000, lo cual representa aproximadamente el 10% de la capitalizacion total en el Indice Russell 3000. El Indice Russell 3000 representa aproximadamente el 98% del mercado de valores estadounidense en el cual se puede invertir.
(15) El Indice Lipper Mid Cap Fund sigue el desempeno neto de fondos mutuos que, segun Lipper Analytical Services, Inc., son administrados con un objetivo de inversion definido como sigue: "Un fondo que limita sus inversiones a companias con capitalizacion promedio en el mercado de entre $800 millones y la capitalizacion promedio en el mercado del Indice Wilshire 4500."

El Resumen de Informacion Adicional ("SAI" por Statement of Additional Information) proporciona mas detalles sobre los Fondos y sus politicas. El SAI se incorpora en este prospecto como referencia y legalmente forma parte de el.

La informacion adicional sobre las inversiones de cada Fondo esta disponible en los Informes Anuales y Semestrales a los Accionistas de los Fondos. En el Informe Anual de los Fondos, usted encontrara una exposicion de las condiciones mercantiles y las estrategias de inversion que afectaron significativamente el desempeno de cada Fondo.

Los Informes Anuales y Semestrales de los Fondos detallan sus tenencias de cartera y describen su desempeno.

Para obtener copias gratuitas del SAI y de los Informes Anuales y Semestrales o para realizar alguna otra investigacion, por favor llame al (800) 926-0044.

El SAI tambien puede adquirirse en la Securities and Exchange Commission. Usted puede encontrarlo en Internet en la direccion de la SEC. Tambien se puede estudiar y copiar la informacion sobre el Fondo (incluyendo el SAI) en el Public Reference Room de la SEC en Washington, D.C. Usted puede obtener informacion sobre la operacion del Public Reference Room llamando a la SEC al 1-800-SEC-0330. Usted puede recibir copias de esta informacion enviando su solicitud y el pago de duplicacion a la siguiente direccion: SEC Public Reference Section, Washington, DC 20549-6009.



Numeros de archivos de la SEC (SEC filing numbers):       811-7674
                                                          811-07495

                     THE DIVERSIFIED INVESTORS FUNDS GROUP
             THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                       RESUMEN DE INFORMACION ADICIONAL
                    ("STATEMENT OF ADDITIONAL INFORMATION")
                               3 DE MAYO DE 1999

Fondo del Mercado Monetario:         Fondo Diversified Investors Money Market
                                     (Mercado Monetario)

Fondos de Bonos:                     Fondo Diversified Investors High Quality Bond
                                     (Bonos de Alta Calidad)
                                     Fondo Diversified Investors Intermediate Government Bond
                                     (Bonos Intermedios del Gobierno)
                                     Fondo Diversified Investors Government/Corporate Bond
                                     (Bonos Gubernamentales y Corporativos)
                                     Fondo Diversified Investors High-Yield Bond
                                     (Bonos de Alto Rendimiento)

Fondo Balanceado:                    Fondo Diversified Investors Balanced
                                     (Balanceado)

Fondos de Valores:                   Fondo Diversified Investors Stock Index
                                     (Indice de Valores)
                                     Fondo Diversified Investors Equity Income
                                     (Valores e Ingresos)
                                     Fondo Diversified Investors Equity Value
                                     (Valores Accionarios)
                                     Fondo Diversified Investors Growth & Income
                                     (Crecimiento e Ingresos)
                                     Fondo Diversified Investors Equity Growth
                                     (Crecimiento de Valores)
                                     Fondo Diversified Investors Special Equity
                                     (Valores Especiales)
                                     Fondo Diversified Investors Aggressive Equity
                                     (Valores Agresivos)
                                     Fondo Diversified Investors International Equity
                                     (Valores Internacionales)

Fondos de Asignacion Estrategica:    Fondo Short Horizon Strategic Allocation
                                     (Plazo Corto)
                                     Fondo Short/Intermediate Horizon Strategic Allocation
                                     (Plazo Corto a Intermedio)
                                     Fondo Intermediate Horizon Strategic Allocation
                                     (Plazo Intermedio)
                                     Fondo Intermediate/Long Horizon Strategic Allocation
                                     (Plazo Intermedio a Largo)
                                     Fondo Long Horizon Strategic Allocation (Plazo Largo)

     Este Resumen de Informacion Adicional presenta informacion que puede ser de interes para inversionistas pero que no se incluye necesariamente en los distintos Prospectos con la fecha del 3 de mayo de 1999, o en sus subsecuentes enmiendas (cada uno un "Prospecto"), para cada una de las clases de acciones de los Fondos. Este Resumen de Informacion Adicional debe leerse unicamente en conjunto con el Prospecto. Un inversionista puede obtener una copia gratuita del Prospecto. Para obtener un Prospecto para las acciones de Diversified Class, favor de comunicarse con Diversified Investors Securities Corp., el Distribuidor de los Fondos, a la direccion y numero de telefono que se encuentran en la proxima pagina. Para obtener un Prospecto (EN INGLES) para las acciones de Stephens Premium Class o acciones de Stephens Institutional Class, favor de comunicarse con el Transfer Desk de Stephens Capital Management al
(800) 926-0044.

     Este Resumen de Informacion Adicional incorpora como referencia los informes financieros de los Fondos. Estos informes financieros pueden encontrarse en el informe anual de los Fondos a los accionistas, copias de los cuales se adjuntan a este Resumen de Informacion Adicional.

     ESTE RESUMEN DE INFORMACION ADICIONAL NO ES UN PROSPECTO Y ESTA AUTORIZADO UNICAMENTE PARA SU DISTRIBUCION A INVERSIONISTAS EVENTUALES SI ESTA PRECEDIDO O ACOMPANADO POR UN PROSPECTO VIGENTE.

                     The Diversified Investors Funds Group
             The Diversified Investors Strategic Allocation Funds
                           Four Manhattanville Road
                           Purchase, New York 10577
                                1-800-926-0044

     The Diversified Investors Funds Group es un fideicomiso comercial de Massachusetts cuyas acciones actualmente se dividen en dieciseis distintas series de acciones, o fondos. The Diversified Investors Strategic Allocation Funds es un fideicomiso comercial de Massachusetts cuyas acciones actualmente se dividen en cinco series distintas de acciones, o fondos. Este Resumen de Informacion Adicional corresponde a las acciones de cada Fondo que se nombra en la primera pagina de este documento.

     Las acciones en los Fondos se dividen en clases distintas. Cada Fondo (aparte de los Fondos Intermediate Bond y Select Equity de Stephens) emite clases de acciones conocidas como "Diversified Class". Ademas, cada uno de los Fondos Money Market, Intermediate Bond, High-Yield Bond, Equity Value, Equity Growth, Special Equity, Select Equity e International Equity tambien emite acciones de Stephens Premium Class y acciones de Stephens Institutional Class. Para mas informacion sobre las clases de acciones, vea la pagina ___ y los Prospectos.

INDICE                                                                                  PAGINA

Los Fideicomiso..............................................................................1
Objetivos y Politicas de Inversion y Elementos de Riesgo Asociados de los Fondos.............2
Informacion sobre el Desempeno..............................................................28
Determinacion del Valor del Activo Neto; Valuacion de Titulos...............................31
Administracion..............................................................................33
Servicios de Asesoria de Inversion..........................................................38
Custodio y Agente de Transferencia..........................................................45
Miscelaneo..................................................................................46
Impuestos...................................................................................47
Planes de Distribucion......................................................................50
Contadores Independientes...................................................................52
Descripcion de los Fideicomisos; de las Acciones de los Fondos..............................52
Estados Financieros.........................................................................53
Apendice A - Descripcion de las Clasificaciones de Titulos.................................A-1

                     THE DIVERSIFIED INVESTORS FUNDS GROUP
             THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                               LOS FIDEICOMISOS

     Cada uno de The Diversified Investors Funds Group (el "Fideicomiso de Diversified Investors") y The Diversified Investors Strategic Allocation Funds (el "Fideicomiso de Asignacion Estrategica", y junto con el "Fideicomiso de Diversified Investors", los "Fideicomisos") es una compania de administracion de inversiones diversificada y abierta. Se constituyo el Fideicomiso de Diversified Investors como un fideicomiso comercial bajo las leyes del estado de Massachusetts el 23 de abril de 1993. Las acciones del Fideicomiso de Diversified Investors se dividen en dieciseis distintas series, descritas aqui. El Fideicomiso de Asignacion Estrategica se constituyo como un fideicomiso comercial bajo las leyes del estado de Massachusetts el 5 de enero de 1996. Las acciones del Fideicomiso de Asignacion Estrategica se dividen en cinco series distintas, descritas aqui. Cada uno de los Fideicomisos puede crear series nuevas de tiempo en tiempo.

     Cada uno de los Fondos del Mercado Monetario, de Bonos (aparte del Fondo Intermediate Bond de Stephens), Balanceado y de Valores (aparte del Fondo Select Equity de Stephens) busca su objetivo de inversion invirtiendo todos sus activos en una Cartera subyacente que tiene los mismos objetivos y politicas de inversion. Toda referencia en este Resumen de Informacion Adicional a uno de estos Fondos incluye la Cartera subyacente del Fondo, a no ser que se indique lo contrario. De acuerdo con las estrategias y tecnicas de inversion que se describen en este documento y en el Prospecto de estos Fondos, los Fondos Intermediate Bond y Select Equity de Stephens buscan sus objetivos de inversion invirtiendo directamente en titulos. Cada uno de los Fondos de Asignacion Estrategica busca su objetivo de inversion invirtiendo en una combinacion de los Fondos del Mercado Monetario, de Bonos y de Valores.

     Cada una de las Carteras (excepto la "Cartera S&P 500 Index Master") es una serie de las Carteras de Diversified Investors ("Diversified Investors Portfolios"). La Cartera S&P 500 Index Master11 es una serie de la Cartera Principal de Inversion ("Master Investment Portfolio".) La Cartera de Diversified Investors y la Cartera Principal de Inversion se refieren como "Fideicomisos de Cartera Subyacente".

     Diversified Investment Advisors, Inc. ("Diversified") es el asesor de inversion de cada Cartera (excepto la "Cartera S&P 500 Index Master"), el Fondo Stock Index, cada Fondo de Asignacion Estrategica y los Fondos Intermediate Bond y Select Equity de Stephens. Barclays Global Fund Advisors es el asesor de inversion de la Cartera S&P 500 Index Master.

     Diversified delega la administracion diaria de cada Cartera de la cual es el asesor de inversion y de cada uno de los Fondos de Stephens, a uno o mas Subasesores. Diversified supervisa y observa a los Subasesores. Los Subasesores son:


-----------------------------
1 Standard & Poor's no patrocina la Cartera S&P 500 Index Master ni esta afiliado de ninguna manera con Barclays Global Fund Advisors ni con la Cartera S&P 500 Index Master. "Standard & Poor's(R)," "S&P 500(R)," y "Standard & Poor's 500(R)" son marcas registradas de The McGraw-Hill Companies, Inc. La Cartera no esta patrocinada aprobada, vendida ni promovida por Standard & Poor's y Standard & Poor's no hace ninguna representacion ni garantia, explicita ni implicita, sobre la prudencia del invertir en la Cartera S&P 500 Index Master.


           FONDO O CARTERA                                      SUBASESOR
Cartera Money Market                           Capital Management Group
Cartera High Quality Bond                      Merganser Capital Management Corporation
Cartera Intermediate Government Bond           Capital Management Group
Fondo Stephens Intermediate Bond               Stephens Capital Management
Cartera Government/Corporate Bond              Capital Management Group
Cartera High-Yield Bond                        Delaware Investment Advisers
Cartera Balanced                               Aeltus Investment Management, Inc.
                                               Payden & Rygel
Cartera Equity Value                           Ark Asset Management Co., Inc.
Cartera Equity Income                          Asset Management Group
Cartera Growth & Income                        Putnam Advisory Company, Inc.
Cartera Equity Growth                          Dresdner RCM Global Investors, LLC
                                               Montag & Caldwell Incorporated
Cartera Special Equity                         Pilgrim Baxter & Associates, Ltd.
                                               RS Investment Management, L.P.
                                               Goldman Sachs Asset Management
                                               Westport Asset Management, Inc.
Fondo Stephens Select Equity de                Stephens Capital Management
Cartera Aggressive Equity                      McKinley Capital Management, Inc.
Cartera International Equity                   Capital Guardian Trust Company


                     OBJETIVOS Y POLITICAS DE INVERSION Y
                         ELEMENTOS DE RIESGO ASOCIADOS

                            OBJETIVOS DE INVERSION

     El objetivo de inversion de cada Fondo se describe en el Prospecto de aquel Fondo. Por supuesto, no puede haber ninguna garantia de que el Fondo logre su objetivo de inversion.

                            POLITICAS DE INVERSION

     La siguiente seccion complementa la discusion de las varias estrategias y tecnicas empleadas por los Fondos, segun lo presentado en los Prospectos.

     El Fondo Stock Index, aunque no tenga prohibido invertir en los diversos tipos de titulos descritos a continuacion ni emplear las tecnicas de inversion que se describen a continuacion, invertira primariamente en las acciones que componen el Indice Standard & Poor's 500 Composite Stock Price (el "Indice S&P 500"), en instrumentos del mercado monetario y en otros instrumentos de corto plazo, y en futuros del Indice S&P 500.

OBLIGACIONES BANCARIAS

     Las obligaciones bancarias incluyen certificados de deposito, depositos a plazo (incluyendo depositos en Eurodolares a plazo) y letras bancarias y otras obligaciones de deuda de corto plazo, emitidos por bancos nacionales, subsidiarias extranjeras o sucursales extranjeras de bancos nacionales, sucursales nacionales y extranjeras de bancos extranjeros, sociedades inmobiliarias nacionales y otras instituciones bancarias. Los Fondos han establecido ciertos estandares minimos de calidad de credito para las obligaciones bancarias en las cuales invierten.

     Los bancos comerciales nacionales constituidos bajo la ley federal son supervisados y examinados por el Interventor de la Moneda ("Comptroller of the Currency") y se requiere que sean miembros del Sistema de la Reserva Federal ("Federal Reserve System"). Los bancos nacionales constituidos bajo leyes estatales son supervisados y examinados por las autoridades bancarias estatales y unicamente son miembros del Sistema de la Reserva Federal si eligen unirse a este. Ademas, los bancos estatales estan sujetos a revision federal asi como a un cuerpo substancial de leyes y reglamentos federales. Como resultado de las leyes y reglamentos federales o estatales, generalmente se requiere de los bancos nacionales, entre otras cosas, que mantengan niveles especificados de reservas y se limitan las cantidades que pueden prestar a un solo prestatario. Ademas, los bancos nacionales estan sujetos a otras regulaciones disenadas para apoyar su solidez financiera. No obstante, no todas las leyes y reglamentos de este tipo se aplican a las sucursales extranjeras de los bancos nacionales.

     Las obligaciones de sucursales y subsidiarias extranjeras de bancos nacionales y sucursales nacionales y extranjeras de bancos extranjeros, tales como certificados de deposito y depositos a plazo, pueden ser obligaciones generales de los bancos matrices ademas de la sucursal emisora, o pueden ser limitadas por las condiciones de una obligacion especifica y las regulaciones gubernamentales. Tales obligaciones estan sujetas a riesgos que son distintos a los de bancos nacionales, o son adicionales. Estos riesgos incluyen el desarrollo economico y politico extranjero, restricciones gubernamentales extranjeras que podrian afectar negativamente al pago del principal e interes sobre las obligaciones, controles sobre el cambio de divisas y la retencion extranjera y otros impuestos sobre la ganancia de intereses. Estas sucursales y subsidiarias extranjeras no estan necesariamente sujetas a los mismos requisitos reguladores, o parecidos, que se aplican a los bancos nacionales, tales como requisitos obligatorios de reservas, limitaciones sobre prestamos, y los requisitos de catalogos contables, contabilidad y revision de cuentas. Ademas, es posible que una menor informacion este disponible al publico sobre una sucursal extranjera de un banco nacional o sobre un banco extranjero, que sobre un banco nacional. Una sucursal nacional de un banco extranjero con activos que exceden de $1 mil millones puede estar sujeta a los requisitos de reservas impuestos por el Sistema de la Reserva Federal o por el estado en donde se encuentra la sucursal, si la sucursal esta autorizada en aquel estado.

     Ademas, se puede requerir de sucursales autorizadas por el Interventor de la Moneda ("Comptroller of the Currency") y de sucursales registradas por ciertos estados a que: (a) prometan al regulador la inversion, depositando activos en un banco designado dentro del estado, de un cierto porcentaje de sus activos, segun este sea fijado de tiempo en tiempo por la autoridad reguladora apropiada; y (b) que mantengan activos dentro del estado por una cantidad igual a un porcentaje especificado de la cantidad total de obligaciones del banco extranjero pagaderas directamente o a traves de todas sus agencias o sucursales dentro del estado.

TITULOS DEL GOBIERNO DE EE.UU. Y DE SUS AGENCIAS

     Las obligaciones de la Tesoreria de los EE.UU. incluyen letras, pagares y bonos emitidos por la Tesoreria de los EE.UU., las partes componentes de principal e interes de estas obligaciones que se comercian separadamente y que son transferibles a traves del sistema Federal de asiento de apertura conocidas en ingles como "Separately Traded Registered Interest and Principal Securities" (STRIPS). STRIPS se venden como titulos de cupon cero. Estos titulos generalmente estan estructurados como dos clases que reciben distintas

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porciones de los pagos de interes y principal de la obligacion subyacente. El rendimiento al vencimiento sobre la clase de solo interes es sumamente sensible a la tasa de pagos de principal sobre la obligacion subyacente. El valor en el mercado de la clase de solo principal generalmente es extraordinariamente sensible a los cambios en las tasas de interes. Vea "Titulos de Cupon Cero" a continuacion para mas informacion.

     Los titulos de la Tesoreria de los EE.UU. se diferencian entre si unicamente por sus tasas de interes, vencimientos y fechas de emision. Las Letras de la Tesoreria tienen vencimientos iniciales de un ano o menos; los Pagares de la Tesoreria tienen vencimientos iniciales de entre uno y diez anos; y los Bonos de la Tesoreria generalmente tienen vencimientos iniciales de mas de diez anos.

     Ciertas agencias federales, tales como la Government National Mortgage Association (GNMA) han sido establecidas como agencias del gobierno de EE.UU. para supervisar y financiar cierto tipo de actividades. Algunas obligaciones emitidas o garantizadas por las agencias del Gobierno de EE.UU., por ejemplo, los certificados de transferencia de GNMA, son apoyadas por la fe y el credito completo de la Tesoreria de los EE.UU.; otras, tales como las de la Federal Home Loan Banks, por el derecho del emisor de pedir prestado a la Tesoreria; otras, tales como aquellas que son emitidas por la Federal National Mortgage Association, por la autoridad discrecional del Gobierno de EE.UU. para comprar ciertas obligaciones de la agencia; y otras, tales como aquellas emitidas por la Student Loan Marketing Association, unicamente por el credito de la agencia. Aunque el Gobierno de EE.UU. provee apoyo financiero a tales agencias patrocinadas por el Gobierno de EE.UU., no puede haber ninguna garantia de que siempre lo haga, ya que no esta obligado segun la ley a hacerlo.

PAPEL COMERCIAL

     El papel comercial consiste en pagares no asegurados de corto plazo (generalmente de 1 y 270 dias) emitidas por corporaciones para financiar sus operaciones actuales. Un pagare a la vista principal a tasa variable (lo cual es un tipo de papel comercial) representa un convenio directo de prestamo que lleva tasas de interes que cambian periodicamente bajo un acuerdo entre un emisor del papel comercial y un prestatario institucional, mediante el cual el prestatario puede decidir invertir cantidades variables.

     Los Fondos pueden comprar tres tipos de papel comercial, segun estan clasificados por la exencion de registro bajo la Securities Act de 1933, y sus enmiendas (la "Ley de 1933"). Los tres tipos incluyen papel comercial del mercado abierto, colocaciones privadas y cartas de credito. El comercio de tal papel comercial se realiza por inversionistas institucionales a traves de agentes o directamente por los emisores. La participacion de inversionistas particulares en el mercado de papel comercial es muy limitada.

          MERCADO ABIERTO. El papel comercial del "mercado abierto" se refiere al papel comercial de cualquier institucion industrial, comercial o financiera que se comercia en bolsa, incluyendo papel emitido directamente. La exencion del papel del "mercado abierto" bajo la Ley de 1933 se encuentra en la Seccion 3(a)(3), que limita el uso de ingresos a transacciones actuales, limita los vencimientos a 270 dias y requiere que el papel no contenga ninguna estipulacion para reinversiones automaticas.

          COLOCACIONES PRIVADAS. El papel comercial colocado privadamente depende de la exencion del registro especificada en la Seccion 4(2), la cual exenta transacciones por un emisor que no efectua una oferta publica.

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     El papel comercial se puede ofrecer unicamente a un numero limitado de inversionistas acreditados. El papel comercial colocado privadamente no tiene ninguna restriccion de vencimiento.

          CARTA DE CREDITO. El papel comercial "carta de credito" esta exento del registro por la Seccion 3(a)(2) de la Ley de 1933. Esta respaldado por un compromiso bancario irrevocable e incondicional de aportar los fondos para el pago de los pagares. El papel "carta de credito" no tiene ninguna limitacion con respecto a los compradores.

TITULOS DE TASA VARIABLE Y DE TASA FLOTANTE

     Los Fondos pueden comprar bonos y pagares a la vista a tasa flotante y variable, los cuales son obligaciones que generalmente tienen vencimientos declarados de mas de 397 dias, pero que permiten al propietario que reclame el pago del principal en cualquier momento, o a intervalos especificados que no exceden de 397 dias en cada caso, con un maximo de 30 dias de antelacion. Los pagares a la vista a tasa variable incluyen pagares a la vista principales que son obligaciones que permiten que un Fondo invierta cantidades cambiantes, que pueden cambiar diariamente sin multa, de acuerdo con arreglos entre el Fondo, como prestador, y el prestatario. Las tasas de interes sobre aquellas notas fluctuan de tiempo en tiempo. El emisor de tales obligaciones normalmente tiene el derecho, despues de un periodo dado, de pagar anticipadamente a su discrecion, la cantidad del principal pendiente de las obligaciones mas el interes acumulado a partir del aviso, dentro de un numero especificado de dias, a los propietarios de tales obligaciones. La tasa de interes sobre una obligacion a la vista a tasa flotante se basa en una tasa de interes conocida, tal como la tasa preferencial de un banco, y se ajusta automaticamente cada vez que cambia dicha tasa. La tasa de interes sobre una obligacion a la vista a tasa variable se ajusta automaticamente en intervalos especificados. La tasa de interes sobre estos titulos puede ser reajustada cada dia, cada semana, cada trimestre, u otro periodo de reajuste y puede haber un maximo y minimo para los cargos de tasas de interes. Es posible que la tasa de interes actual de tales obligaciones no refleje exactamente las tasas existentes de interes en el mercado. Frecuentemente, tales obligaciones son respaldadas por cartas de credito u otros arreglos de apoyo de credito proporcionados por los bancos. Debido a que estas obligaciones son arreglos prestatarios directos entre el prestador y el prestatario, generalmente no se contempla que tales instrumentos sean negociables, y generalmente no hay ningun mercado secundario para estas obligaciones, aunque pueden venderse al valor nominal. Por lo tanto, cuando estas obligaciones no estan aseguradas por cartas de credito u otros arreglos de apoyo de credito, el derecho de un Fondo para redimir estas obligaciones depende de la capacidad del prestatario para pagar el principal e interes cuando se demande. Frecuentemente tales obligaciones no estan clasificadas por las agencias de clasificacion de credito y un Fondo puede invertir en obligaciones que no estan clasificadas de esta manera unicamente si el Subasesor del Fondo determina que, en el momento de la inversion, las obligaciones son de calidad comparable a otras obligaciones en las cuales el Fondo puede invertir. El Subasesor respectivo, en representacion de un Fondo, considerara sobre una base continua la solvencia de los emisores de las obligaciones a la vista a tasa flotante y variable mantenidas en un Fondo. Los Fondos no invertiran mas del 15% (10% en el caso del Fondo Money Market y el Fondo Stock Index) del valor de sus activos netos en obligaciones a la vista a tasa flotante y variable en los cuales no puedan ejercer el derecho a la vista dentro de un maximo de 7 dias de aviso, si no hay ningun mercado secundario disponible para estas obligaciones, y en otros titulos que no son facilmente comerciables. Vea "Restricciones de Inversion" a continuacion.

INTERESES DE PARTICIPACION

     Un Fondo puede comprar de instituciones financieras intereses de participacion en titulos en los cuales tal Fondo puede invertir. Un interes de participacion da al Fondo un interes indiviso en el titulo en la proporcion que lleva el interes de participacion del Fondo con respecto a la cantidad total del principal del titulo. Estos instrumentos pueden tener tasas de interes fijas, flotantes o variables, con vencimientos de 13 meses o menos. Si el interes de participacion no esta clasificado, o si ha recibido una clasificacion mas baja de la que se permite que compre el Fondo, el interes de participacion sera respaldado por una carta de credito irrevocable o por la garantia de un banco, o la obligacion del pago sera colateralizada por titulos del Gobierno de los EE.UU., o en el caso de intereses de participacion no clasificados, el Subasesor del Fondo tiene que haber determinado que el instrumento es de calidad comparable a aquellos instrumentos en los cuales el Fondo puede invertir. En ciertos intereses de participacion, un Fondo tendra el derecho de reclamar su pago, con un maximo de siete dias de aviso, por el total
o una porcion del interes de participacion de un Fondo en el titulo, mas el interes acumulado. En cuanto a estos instrumentos, un Fondo tiene la intencion de ejercer el derecho a reclamar su pago unicamente al caer en mora segun las condiciones del titulo, conforme sea necesario para proveer liquidez para cumplir con redenciones, o para mantener o mejorar la calidad de su cartera de inversion. Un Fondo no invertira mas del 15% (10% en el caso del Fondo Money Market) de sus activos netos en intereses de participacion que no tengan la caracteristica de a la vista, y en otros titulos que no sean facilmente comerciables. Vea "Restricciones de Inversion" a continuacion.

TITULOS ILIQUIDOS

     Cada Fondo puede invertir hasta el 15% (10% en el caso del Fondo Money Market) de sus activos netos en titulos iliquidos, incluyendo titulos restringidos que sean iliquidos.

     Historicamente, los titulos iliquidos han incluido: titulos sujetos a restricciones legales o de contrato para su reventa, porque no han sido registrados bajo la Ley de 1933; los titulos que no son facilmente comerciables; y los acuerdos de readquisicion con vencimientos de mas de siete dias. Los titulos que no han sido registrados bajo la Ley de 1933 se conocen como colocaciones privadas o titulos restringidos, y se compran directamente del emisor o en el mercado secundario. Los fondos mutuos tipicamente no tienen una cantidad significativa de estos titulos restringidos ni de otros titulos iliquidos, debido al potencial de retrasos para su reventa y la incertidumbre sobre la valuacion. La ausencia de un mercado comercial puede causar dificultades en determinar el valor de estas inversiones en el mercado. Ademas, las limitaciones sobre sus ventas pueden tener efectos adversos sobre la comerciabilidad de los titulos en la cartera y es posible que un fondo mutuo no pueda vender titulos restringidos ni otros titulos iliquidos rapidamente ni a precios razonables y por lo tanto pueda experimentar dificultades en satisfacer las redenciones dentro de siete dias. Tambien es posible que un fondo mutuo tenga que registrar tales titulos restringidos para poder venderlos, lo cual, si es posible, resultaria en cargos y retrasos adicionales. Las condiciones adversas del mercado podrian estorbar tales ofertas publicas de titulos.

     No obstante, en anos recientes, un mercado institucional importante se ha desarrollado para ciertos titulos que no estan registrados bajo la Ley de 1933, incluyendo acuerdos de readquisicion, papel comercial, titulos extranjeros, titulos municipales y bonos y pagares corporativos. Los inversionistas institucionales dependen de un mercado institucional eficiente en el cual el titulo no registrado puede ser revendido facilmente o dependen en la capacidad

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del emisor para aceptar una reclamacion de pago. El hecho de que existan restricciones legales y contractuales sobre la reventa de inversiones de este tipo al gran publico o a ciertas instituciones, no es necesariamente una indicacion de su liquidez.

     El Reglamento 144A de la Ley de 1933 permite un mercado institucional mas amplio para titulos que de otra manera estarian sujetos a restricciones al revenderlos al gran publico. El Reglamento 144A establece un "puerto de amparo" al requisito de registro de la Ley de 1933, para la reventa de ciertos titulos a compradores institucionales calificados.

     El Subasesor respectivo observara la liquidez de los titulos del Reglamento 144A para cada Fondo bajo la supervision de la Junta Directiva del Fideicomiso de la Cartera aplicable o del Fideicomiso. Al hacer decisiones sobre la liquidez, el Subasesor considerara, entre otras cosas, los siguientes elementos: (a) la frecuencia de transacciones y cotizaciones del titulo, (b) el numero de agentes y otros compradores potenciales que desean comprar o vender el titulo, (c) la disposicion de los agentes para crear un mercado para el titulo, y (d) la naturaleza del titulo y de las transacciones en el mercado (por ejemplo, el tiempo necesario para vender el titulo, el metodo de solicitar ofertas, y la mecanica de la transferencia).

     El comercio institucional en titulos del Reglamento 144A es relativamente nuevo y la liquidez de estas inversiones podria ser perjudicada si el comercio en titulos del Reglamento 144A no se desarrolla o si los compradores institucionales calificados pierden interes, durante un tiempo, en comprar titulos del Reglamento 144A.

PAGARES NO ASEGURADOS

     Un Fondo tambien puede comprar pagares no asegurados ("Pagares") que no son facilmente comerciables y que no han sido registrados bajo la Ley de 1933, en la medida en que tales inversiones esten de acuerdo con el objetivo de inversion del Fondo. Los Pagares comprados por el Fondo tendran vencimientos en circulacion de 13 meses o menos. El Fondo invertira hasta el 15% (10% en el caso del Fondo Money Market) de sus activos netos en tales Pagares y en otros titulos que no sean facilmente comerciables (tales titulos incluirian obligaciones a la vista a tasa flotante y variable en los cuales el Fondo no puede ejercer el derecho a la vista descrito anteriormente y que carecen de un mercado secundario). Vea "Restricciones de Inversion" a continuacion.

ACUERDOS DE READQUISICION Y ACUERDOS INVERSOS DE READQUISICION

     Los acuerdos de readquisicion son acuerdos en los cuales una persona compra un titulo y a la vez se compromete a revender ese titulo al vendedor (que generalmente es un miembro de un banco del Sistema de la Reserva Federal o una empresa miembro de la New York Stock Exchange (o una subsidiaria de esta)) en una fecha convenida dentro de un numero de dias (generalmente menos de siete dias) a partir de la fecha de compra. El precio de reventa refleja el precio de compra mas una tasa convenida de interes del mercado que es inconexa con la tasa del cupon o vencimiento del titulo comprado. Un acuerdo de readquisicion incluye la obligacion del vendedor de pagar el precio convenido, y esta obligacion esta asegurada en efecto por el valor del titulo subyacente, generalmente emisiones del gobierno de EE.UU. o de agencias gubernamentales. Bajo la Investment Company Act de 1940, y sus enmiendas (la "Ley de 1940"), los acuerdos de readquisicion pueden considerarse como prestamos por el comprador. El riesgo de un Fondo con respecto a la capacidad del vendedor de pagar la

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cantidad convenida en la fecha de entrega esta limitada, ya que si el vendedor no paga, el titulo subyacente constituye un colateral de la obligacion del vendedor de pagar, aunque el Fondo puede incurrir en ciertos costos al liquidar este colateral y, en ciertos casos, es posible que no le sea permitido que liquide este colateral. Todos los acuerdos de readquisicion convenidos por los Fondos estan completamente colateralizados, y su colateral apreciada al nivel del mercado diariamente.

     Los Fondos pueden pedir prestado fondos para propositos temporales o urgentes, tales como cumplir con solicitudes de redencion que sean superiores a lo anticipado, pero no para apalancamiento. Una manera de pedir prestado es el comprometerse a vender titulos de la cartera a instituciones financieras tales como bancos y corredores-agentes y readquirirlos en una fecha y a un precio mutuamente convenidos (un "acuerdo inverso de readquisicion"). En el momento en que el Fondo entra en un acuerdo inverso de readquisicion, colocara en una cuenta segregada de custodio lo siguiente: efectivo, titulos del gobierno de EE.UU. u obligaciones de deuda de alto grado que tienen un valor igual al precio de readquisicion, incluyendo el interes acumulado. La segregacion de activos podria perjudicar la capacidad del Fondo de cumplir con sus obligaciones actuales o impedir la administracion de las inversiones, si una gran porcion de los activos del Fondo esta en juego. Los acuerdos inversos de readquisicion tambien implican el riesgo de que el valor en el mercado de los titulos vendidos por el Fondo pueda caer por debajo del precio de readquisicion de aquellos titulos.

     Los Fondos pueden, juntos con otras companias registradas de inversion administradas por los Subasesores de los Fondos o sus afiliados, transferir saldos en efectivo no invertidos a una sola cuenta conjunta, y el balance acumulado diario de la misma se invertira en uno o mas acuerdos de readquisicion, incluyendo acuerdos de readquisicion subcustodios entre tres partes.

TITULOS EXTRANJEROS - TODOS LOS FONDOS

     Los Fondos pueden invertir sus activos en titulos de emisores extranjeros. El invertir en titulos emitidos por companias cuyas actividades principales de negocios estan fuera de los Estados Unidos puede involucrar riesgos significativos que no forman parte de los de inversiones nacionales. Por ejemplo, generalmente hay menos informacion disponible al publico sobre companias extranjeras, en particular de aquellas que no estan sujetas a los requisitos de revelacion e informe por las leyes de titulos de los EE.UU. Los emisores extranjeros generalmente no tienen que cumplir con requisitos uniformes de contabilidad, de revision, ni de informes financieros comparables a aquellos que se aplican a los emisores nacionales. Las inversiones en titulos extranjeros tambien involucran el riesgo de la posibilidad de cambios adversos en los reglamentos sobre los controles de inversion o cambio, expropiacion de activos o a tributacion confiscatoria, tributacion de corretaje u otras tributaciones, limitaciones para hacer transferencias de fondos u otros activos de un Fondo, de la inestabilidad politica o financiera o situaciones diplomaticas o de otro tipo que afectarian tales inversiones. Ademas, las economias de paises o areas particulares del mundo pueden comportarse diferentemente a la economia de los Estados Unidos, en forma favorable o desfavorable.

     Se anticipa que en la mayoria de los casos, el mejor mercado disponible para titulos extranjeros seria el de las bolsas o en los mercados de ventanilla ubicados fuera de los Estados Unidos. Las bolsas de valores extranjeras, aunque crecen en volumen y sofisticacion, generalmente no estan tan desarrolladas como las de los Estados Unidos, y los titulos de algunos emisores extranjeros (en particular aquellos ubicados en paises en desarrollo) pueden ser menos liquidos y mas volatiles que los titulos de companias comparables de los Estados Unidos. Las practicas extranjeras para el comercio de titulos, incluyendo aquellas que involucran las liquidaciones de titulos donde se deben transferir los activos

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de un Fondo antes de recibir su pago, pueden exponer al Fondo a un mayor riesgo en el caso de una transaccion fallida o ante la insolvencia de un corredor-agente extranjero. Ademas, las comisiones de corretaje extranjero suelen ser mayores que las comisiones sobre titulos comerciados en los Estados Unidos y pueden ser no negociables. En general, hay menos supervision y regulacion por parte de los gobiernos sobre las bolsas extranjeras, sus corredores y companias cotizadas que en los Estados Unidos.

     FONDO MONEY MARKET

     El Fondo Money Market puede invertir en los siguientes titulos extranjeros: (a) obligaciones denominadas en dolares de EE.UU. de sucursales y subsidiarias extranjeras de bancos nacionales y bancos extranjeros (tales como CDs de Eurodolar, los cuales son CDs denominados en dolares de EE.UU., emitidos por sucursales de bancos extranjeros y nacionales ubicados fuera de los Estados Unidos; TDs de Eurodolar ("ETDs" o Depositos a Plazo en Eurodolares), los cuales son depositos denominados en dolares de EE.UU. en una sucursal extranjera de un banco extranjero o nacional; y TDs canadienses, los cuales son esencialmente iguales a los ETDs, excepto que son emitidos por sucursales de los bancos canadienses principales); (b) bonos y pagares de alta calidad denominados en dolares de EE.UU. (incluyendo pagares a la vista principales a tasa variable) emitidos por corporaciones extranjeras (incluyendo papel comercial canadiense, el cual es papel comercial emitido por una corporacion canadiense o una subsidiaria canadiense de una corporacion de EE.UU., y el papel Euro, el cual es el papel comercial denominado en dolares de EE.UU., de un emisor extranjero); y (c) obligaciones denominadas en dolares de EE.UU., emitidas o garantizadas por uno o mas gobiernos extranjeros o cualquiera de sus subdivisiones o agencias politicas, que el Subasesor del Fondo ha determinado son de calidad comparable a las otras obligaciones en las cuales el Fondo Money Market puede invertir. Tales titulos incluyen tambien obligaciones crediticias de entidades supranacionales. Las entidades supranacionales comprenden a las organizaciones internacionales disenadas o apoyadas por entidades gubernamentales para la promocion de la reconstruccion o el desarrollo economico e instituciones bancarias internacionales y agencias gubernamentales semejantes. Por ejemplo se pueden incluir entre ellas al International Bank for Reconstruction and Development o World Bank (Banco Internacional para Reconstruccion y Desarrollo, o Banco Mundial), la European Coal and Steel Community (Comunidad Europea del Carbon y el Acero), el Asian Development Bank (Banco Asiatico de Desarrollo) y el InterAmerican Development Bank (Banco Interamericano de Desarrollo).

     FONDOS DIFERENTES AL FONDO MONEY MARKET

     Un maximo del 5% de los activos de un Fondo puede ser invertido en companias de inversion cerradas que primariamente tienen titulos extranjeros. La inversion en tales companias incluye el riesgo de que el valor en el mercado de tales inversiones puede ser substancialmente menor que su valor de activo neto y que podria haber una duplicacion de los honorarios de administracion de inversion y otros gastos.

     American Depository Receipts ("ADRs" o Recibos Americanos de Deposito), European Depository Receipts ("EDRs" o Recibos Europeos de Deposito), Global Depository Receipts ("GDRs" o Recibos Globales de Deposito) y otras formas de recibos de deposito para titulos de emisores extranjeros proveen un metodo alterno para que un Fondo haga inversiones extranjeras. Estos titulos no estan denominados en la misma moneda que los titulos en los cuales pueden ser convertidos y fluctuan en valor en base al titulo subyacente. Generalmente, los ADRs, en forma registrada, estan disenados para su uso en bolsas de valores de EE.UU., y los EDRs y GDRs, en forma al portador, estan disenados para su uso en

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bolsas de valores europeas y globales. Los ADRs son recibos tipicamente emitidos por un banco o compania de fideicomiso de EE.UU. que pueden probar la propiedad de los titulos subyacentes. Los EDRs y GDRs son recibos europeos y globales que pueden probar una situacion semejante.

     Los Fondos pueden invertir en titulos extranjeros que imponen restricciones para su transferencia dentro de los Estados Unidos o a personas de los Estados Unidos. Aunque los titulos sujetos a tales restricciones de transferencia pueden ser negociados fuera de los EE.UU., pueden ser menos liquidos que los titulos extranjeros de la misma clase que no estan sujetas a tales restricciones.

CONTRATOS DE CAMBIOS DE DIVISAS A PLAZO

     Se puede suscribir contratos de cambios de divisas a plazo por parte de cada Fondo, comprando o vendiendo monedas extranjeras para protegerlo contra cambios adversos en tasas o para lograr los objetivos de inversion del Fondo. Un contrato de divisas permite que se fije un precio definitivo en dolares para los titulos de emisores extranjeros que han sido comprados o vendidos (pero no liquidados) por el Fondo.

     Debido a que algunos Fondos pueden comprar y vender titulos denominados en monedas que no sean dolares de EE.UU. y recibir intereses, dividendos y productos de ventas en monedas que no sean dolares de EE.UU., de vez en cuando los Fondos pueden suscribir transacciones de cambios de divisas extranjeras para convertir a y de distintas monedas extranjeras y para convertir monedas extranjeras al y del dolar de EE.UU. Los Fondos entran en estas transacciones en base "spot" (eso es, efectivo) a la tasa de cambio actual en la bolsa de divisas extranjeras o bien pueden emplear contratos a plazo para comprar o vender monedas extranjeras.

     Un contrato de cambio de divisas a plazo es una obligacion del Fondo para comprar o vender una moneda especifica en una fecha futura, la cual puede ser cualquier numero fijo de dias a partir de la fecha del contrato. Los contratos de cambio de divisas a plazo establecen una tasa de cambio para una fecha futura. Estos contratos son efectuados en el mercado interbancario operado directamente por comerciantes de monedas (normalmente grandes bancos comerciales) y sus clientes. Un contrato de cambio de divisas a plazo generalmente no tiene ningun requisito de deposito y se comercia a un precio neto sin comision. Un Fondo mantiene, con su custodio, una cuenta segregada de activos liquidos de alto grado en una cantidad que por lo menos sea igual a sus obligaciones bajo cada contrato de cambio de divisas a plazo. Ni las transacciones "spot" ni los contratos de cambio de divisas a plazo eliminan las fluctuaciones en los precios de los titulos del Fondo ni en las tasas de cambio extranjeras, ni previenen perdidas si los precios de aquellos titulos cayeran.

     Los Fondos pueden suscribir transacciones de cobertura de monedas extranjeras para intentar protegerse contra fluctuaciones en las tasas de cambio de divisas extranjeras entre las fechas de comercio y de liquidacion en sus transacciones de titulos especificos, o de cambios en las tasas de cambio de divisas extranjeras que afectarian adversamente una posicion de la cartera o una posicion anticipada de inversion.

     Cada Fondo puede tambien suscribir coberturas de sustitucion y coberturas cruzadas. En una cobertura de sustitucion, la cual generalmente cuesta menos que una cobertura directa, un Fondo que ha comprado un titulo, vendera una moneda cuyo valor se cree esta relacionado a la moneda en la cual el titulo esta denominado. Se anticipa que las tasas de interes prevalecientes en el pais cuya moneda se vendio son muy cercanas a las de los EE.UU. y menores que

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aquellas de titulos denominados en la moneda de la tenencia original. Este tipo de cobertura involucra mayor riesgo que la cobertura directa porque depende de una relacion estable entre las dos monedas involucradas en la sustitucion y dicha relacion puede ser muy inestable a veces. Un Fondo puede suscribir una cobertura cruzada si se anticipa que una moneda particular caera contra otra moneda. El Fondo venderia la moneda que se espera que caiga y compraria una moneda que se espera que suba contra la moneda vendida en una cantidad igual a algunas o todas las tenencias del Fondo denominadas en la moneda vendida.

     El suscribir contratos de cambio puede resultar en la perdida de toda o una porcion de los beneficios que de otra manera se podrian haber obtenido de movimientos favorables en las tasas de cambio. Ademas, suscribir tales contratos significa el incurrir en ciertos costos de transaccion asi como asumir el riesgo de incurrir en perdidas si las tasas no se mueven en la direccion anticipada.

     Los Fondos (aparte del Fondo International Equity) no entraran regularmente en transacciones de cobertura de monedas extranjeras con respecto a las transacciones de titulos; sin embargo, los Fondos si pueden usarlas en el caso de que sus Subasesores determinen que las transacciones seran de beneficio para el Fondo. Aunque estas transacciones tienden a minimizar el riesgo de perdida debido a la reduccion en el valor de la moneda de cobertura, a la vez tienden a limitar cualquier ganancia potencial que se podria realizar si el valor de la moneda de cobertura subiera. El emparejamiento preciso de las cantidades del contrato a plazo y el valor de los titulos en cuestion generalmente no es posible, porque el valor futuro de tales titulos en monedas extranjeras cambiara como consecuencia de los movimientos del mercado en el valor de tales titulos entre la fecha que se suscribe el contrato a plazo y la fecha que se vence. La proyeccion de los movimientos en el mercado de monedas es sumamente dificil, y la ejecucion de una estrategia de cobertura es muy incierta.

     Aunque estos contratos actualmente no estan regulados por la Comision para el Comercio de Futuros de Mercancias ("CTFC" por Commodity Futures Trading Commission), en el futuro la CFTC puede adquirir la autoridad para regular los contratos a plazo. En tal caso, la capacidad de un Fondo de utilizar contratos a plazo en la manera expuesta en el Prospecto para el Fondo puede verse restringida. Los contratos a plazo pueden reducir el potencial de ganancias de un cambio positivo en la relacion entre el dolar de EE.UU. y las monedas extranjeras. Los cambios inesperados en los precios de las monedas pueden resultar en desempenos totales para un Fondo peores que si no hubiera suscrito tales contratos. Es posible que el uso de contratos a plazo de monedas extranjeras no elimine las fluctuaciones en el subyacente valor equivalente en dolares de EE.UU., de los precios o de las tasas de rendimiento de los titulos de cartera denominados en monedas extranjeras dentro de un Fondo, y el uso de tales tecnicas expondra el Fondo a ciertos riesgos.

     Aunque la cobertura generalmente tenga exito, la concordancia entre el aumento en valor de un contrato a plazo y la reduccion en el valor equivalente en dolares de EE.UU. del activo denominado en monedas extranjeras que es el sujeto de la cobertura, generalmente no sera precisa. Ademas, un Fondo no podra siempre suscribir contratos a plazo de monedas extranjeras a precios atractivos y eso limitara la capacidad del Fondo para emplear tal contrato como una cobertura o cobertura cruzada para sus activos. Tambien, con respecto al uso de coberturas cruzadas por un Fondo, no puede haber ninguna garantia de que las correlaciones historicas entre el movimiento de ciertas monedas extranjeras relativo al dolar de EE.UU. continuen. Por lo tanto, en cualquier momento puede

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existir una pobre correlacion entre movimientos en las tasas de cambio de las monedas extranjeras subyacentes de la cobertura cruzada de un Fondo y los movimientos en las tasas de cambio de las monedas extranjeras en las cuales los activos del Fondo que son el sujeto de tales coberturas cruzadas, son denominados.

CONTRATOS DE INVERSIONES GARANTIZADAS

     Los Fondos pueden invertir en contratos de inversiones garantizadas ("GICs" por Guaranteed Investment Contracts) emitidos por companias de seguros. De acuerdo con tales contratos, un Fondo realiza contribuciones en efectivo a un fondo de deposito de la cuenta general de la compania de seguros. La compania de seguros entonces abona intereses garantizados al Fondo. Los GICs proveen que este interes garantizado no sera menor a cierta tasa minima. La compania de seguros puede hacer cargos periodicos a un GIC para pagar sus gastos y costos de servicio, y esos cargos seran deducidos del valor del fondo de deposito. Debido a que un Fondo no puede recibir el importe de su inversion en un GIC de la compania de seguros en menos de siete dias de aviso, se considera el GIC como una inversion iliquida y, junto con los otros instrumentos en un Fondo que no son facilmente comerciables, y sus inversiones en este instrumento no excederan del 15% (10% en el caso del Fondo Money Market) de los activos netos del Fondo. El plazo de un GIC sera de 13 meses o menos. Al determinar el vencimiento ponderado promedio de la cartera, se considerara que un GIC tiene un vencimiento igual al mayor de entre el periodo de tiempo pendiente hasta el proximo reajuste de la tasa de interes garantizada y el periodo de tiempo de espera para que se pueda recuperar la cantidad de principal del emisor a traves de un aviso.

COMPRA DE TITULOS ANTES DE SU EMISION

Los compromisos por adelantado o las compras de titulos antes de su emision, son transacciones donde el precio de titulos se fija en el momento del compromiso y la entrega y pago normalmente toman lugar posteriormente al plazo acostumbrado de liquidacion. La tasa de interes realizada sobre estos titulos se fija en la fecha de compra y no se le cargan intereses al comprador antes de la fecha de pago. Los titulos estan sujetos a la fluctuacion del mercado debido a cambios en las tasas de interes del mercado; y tambien estan sujetos a fluctuacion en valor hasta la fecha de su pago, en base a la percepcion del publico sobre la solvencia del emisor de estos titulos.

     Se espera que bajo circunstancias normales, los Fondos recibiran tales titulos. Cuando un Fondo se compromete a comprar un titulo antes de su emision
o en una base de "entrega posterior", el Fondo sigue procedimientos consistentes con las politicas apropiadas de la Securities & Exchange Commission ("SEC" o Comision de Valores y Cambios). Ya que aquellas politicas actualmente requieren que una cantidad de los activos de un Fondo igual a la cantidad de la compra sea tenida aparte o segregada para pagar el compromiso, los Fondos siempre anticipan tener suficientes efectivo, equivalentes a efectivo o titulos de deuda de alta calidad para cubrir todo compromiso y para limitar cualquier riesgo. No obstante, aunque los Fondos no tengan la intencion de realizar tales compras para propositos especulativos y si tienen la intencion de adherirse a las estipulaciones de las politicas de la SEC, las compras de titulos sobre tales bases pueden conllevar mas riesgos que otros tipos de compras. Por ejemplo, puede suceder que un Fondo tenga que vender activos que se han puesto aparte para cumplir con redenciones. Ademas, si un Fondo determina que sea conveniente como asunto de estrategia de inversion el

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vender los titulos adquiridos antes de su emision o "entrega posterior ", el
Fondo tendria que cumplir con sus obligaciones con el flujo de fondos que tenga entonces disponible o con la venta de titulos, o, aunque no se esperara normalmente que haga eso, con la venta de los mismos titulos adquiridos antes de su emision o "entrega posterior" (que podria tener un valor mayor o menor que la obligacion de pagos del Fondo).

OBLIGACIONES CON CUPON CERO

     Un titulo con cupon cero no paga ningun interes ni principal a su propietario durante su vida. Un titulo con cupon cero se vende a descuento, frecuentemente substancial, y se redime a su valor nominal en su fecha de vencimiento. Los precios en el mercado de los titulos con cupon cero, generalmente son mas volatiles que los precios en el mercado de titulos de vencimiento semejante que pagan interes periodicamente, y es probable que los titulos con cupon cero reaccionen mas a los cambios en las tasas de interes que los titulos que no son con cupon cero, con vencimientos y calidad de credito semejantes.

     Un Fondo puede adquirir obligaciones con cupon cero cuando este de acuerdo con sus objetivo y politicas de inversion. Ya que los ingresos de interes se acumulan durante el plazo entero de la obligacion con cupon cero, pero no se reciben sino hasta el vencimiento, es posible que un Fondo tenga que vender otros titulos para pagar dividendos debido a que tales ingresos acumulados no estan disponibles antes del vencimiento de la obligacion con cupon cero.

CONTRATOS DE FUTUROS Y OPCIONES SOBRE CONTRATOS DE FUTUROS Y DIVISAS -
  FONDOS DIFERENTES AL FONDO MONEY MARKET

     Contratos de Futuros. Un Fondo puede suscribir contratos para la compra o venta a entrega futura de titulos de ingresos fijos o monedas extranjeras, o contratos basados en indices financieros, incluyendo cualquier indice de acciones estadounidenses o extranjeras, titulos del gobierno de EE.UU., titulos de gobiernos extranjeros o titulos de deuda corporativa. Los contratos de futuros estadounidenses han sido disenados por bolsas que han sido designadas "mercados de contratos" por la CFTC, y tienen que ser ejecutados a traves de un vendedor comisionado de futuros, o empresa de corretaje, que es un miembro del mercado de ese contrato. Los contratos de futuros se comercian en varias bolsas y, a traves de sus corporaciones de compensacion, las bolsas garantizan el cumplimiento de los contratos entre los miembros de compensacion de la bolsa. Un Fondo puede suscribir contratos de futuros que estan basados en titulos de deuda respaldados por la fe y el credito completo del gobierno de EE.UU., tales como Bonos de la Tesoreria de EE.UU. de largo plazo, Pagares de la Tesoreria, titulos modificados respaldados por hipotecas de transferencia de Government National Mortgage Association, y Letras de la Tesoreria de tres meses. Un Fondo tambien puede suscribir contratos de futuros que estan basados en bonos emitidos por entidades que no son el gobierno de EE.UU.

     Se pueden emplear compras o ventas de contratos de futuros de los indices de valores para intentar proteger las inversiones actuales o previstas del Fondo, de fluctuaciones amplias en los precios de los valores. Por ejemplo, el Fondo puede vender contratos de futuros de los indices de valores en anticipacion de o durante una reduccion en el valor de los titulos del Fondo en el mercado. Si ocurre tal reduccion, se puede compensar la perdida del valor de los titulos de la cartera, enteramente o en parte, con las ganancias en la posicion de futuros. Cuando un Fondo no esta completamente invertido en el mercado de titulos y anticipa un avance significativo en el mercado, puede compra contratos de futuros en los indices de valores para ganar exposicion rapida al mercado que podria, en parte o completamente, compensar los aumentos en el costo de titulos que el Fondo piensa comprar. Segun se realice tales compras, se liquidaran las posiciones correspondientes en contratos de futuros en los indices de valores. En la mayoria de estas transacciones, el Fondo comprara tales titulos al terminar la posicion de futuros, pero bajo condiciones insolitas del mercado, se puede terminar una posicion larga de futuros sin una compra correspondiente de titulos.

     En el momento que se compra o se vende un contrato de futuros, el Fondo tiene que ceder efectivo o titulos como un pago de deposito ("deposito inicial"). Se espera que el deposito inicial sea aproximadamente entre un 1/2% y un 5% del valor nominal del contrato. Diariamente a partir de entonces, se valua el contrato de futuros y se puede requerir el pago del "margen variable", ya que cada dia el Fondo entregaria o recibiria un importe que refleja cualquier variacion en el valor del contrato.

     En el momento de entrega de los titulos de acuerdo con tal contrato, se haran ajustes para reconocer las diferencias en valor que surgen de la entrega de titulos con una distinta tasa de interes que la que fue especificada en el contrato. En algunos (aunque pocos) casos, es posible que titulos indicados en un contrato de futuros puedan no haber sido emitidos cuando el contrato fue escrito.

     Aunque los contratos de futuros, por sus estipulaciones, puedan exigir la entrega actual o recepcion de titulos, en la mayoria de los casos se ha cumplido con la obligacion contractual antes de la fecha del contrato sin que se haya tenido que entregar o recibir los titulos. La satisfaccion de una obligacion contractual se realiza comprando (o vendiendo, segun el caso) en una bolsa de mercancias un contrato de futuros identico para entrega en el mismo mes. Una transaccion de este tipo, la cual se efectua a traves de un miembro de una bolsa, anula la obligacion para entregar o recibir los titulos. Ya que todas las transacciones en el mercado de futuros se realizan, compensan o cumplen a traves de un banco de compensacion asociado con la bolsa en la cual se comercian los contratos, un Fondo incurrira en honorarios de corretaje cuando compre o venda contratos de futuros.

     El proposito de la adquisicion o venta de un contrato de futuros, en el caso de un Fondo que tiene o piensa adquirir titulos de ingresos fijos, es intentar proteger al Fondo de fluctuaciones en las tasas de interes o de cambio de divisas, sin realmente comprar o vender los titulos de ingresos fijos ni las monedas extranjeras. Por ejemplo, si se anticipara que las tasas de interes se incrementarian, un Fondo puede suscribir contratos de futuros para la venta de titulos de deuda. Una venta de este tipo tendria casi el mismo efecto que vender un valor equivalente de titulos de deuda tenidos por el Fondo. Si las tasas de interes aumentaran, el valor del titulo de deuda caeria, pero el valor de los contratos de futuros al Fondo aumentara aproximadamente en la misma tasa, impidiendo que el valor del activo neto del Fondo cayera tanto como lo habria hecho de otra manera. El Fondo podria haber logrado resultados semejantes vendiendo titulos de deuda e invirtiendo en bonos con vencimientos a corto plazo cuando se anticipa que caigan las tasas de interes. No obstante, ya que el mercado de futuros generalmente es mas liquido que el mercado de efectivo, el uso de contratos de futuros como una tecnica de inversion permite al Fondo que mantenga una posicion defensiva sin tener que vender los titulos en la cartera.

     De igual manera, cuando se espera que declinen las tasas de interes, se pueden comprar contratos de futuros como cobertura contra una posible alza del precio de los valores que se anticipa comprar. Debido a que la fluctuacion en el valor de los contratos de futuros debiese ser similar a la de los valores, un Fondo puede sacar ventaja del alza en el valor de los titulos sin tener que comprarlos hasta que el mercado se haya estabilizado. En ese momento, los contratos de futuros pueden liquidarse y el fondo puede comprar los valores a los precios corrientes en el mercado.
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     Cuando el Fondo suscribe contratos de futuros, establecera una cuenta segregada para cubrir las obligaciones correspondientes a esos contratos de futuros. Los activos en la cuenta consistiran en efectivo, equivalentes a efectivo o valores liquidos de alta calidad de su cartera, por un importe igual a la diferencia entre las fluctuaciones en el valor de mercado de tales contratos de futuros y el valor total de los pagos iniciales y pagos por variaciones realizados por el Fondo con relacion a tales contratos de futuros.

     Debido a las diferencias en la naturaleza de los dos mercados, las diferencias ordinarias entre los precios al contado y del mercado de futuros pueden estar sujetas a distorsiones. Primero, todos los participantes en el mercado de futuros deben hacer un deposito inicial y requieren hacer pagos por variacion en el margen. Pero en ocasiones en lugar de efectuar dichos pagos, los inversionistas pueden cerrar sus contratos de futuros con transacciones compensatorias, las cuales pueden distorsionar la relacion normal entre los mercados al contado y de futuros. Segundo, la liquidez de los mercados de futuros depende de la actividad de sus participantes efectuando transacciones compensatorias en lugar de efectuar o tomar pagos. En la medida que los participantes decidan hacer o tomar pagos, la liquidez del mercado puede reducirse, produciendo de esta forma distorsiones. Tercero, desde el punto de vista de los especuladores, los requerimientos de depositos marginales en el mercado de futuros son menos onerosos que los margenes requeridos en el mercado de valores. Por lo tanto, la participacion creciente de los especuladores en el mercado de futuros puede causar distorsiones temporales en los precios. Debido a esta posibilidad de distorsiones, una prevision anticipando correctamente la tendencia general de la tasa de interes u otro elemento, efectuada por el correspondiente Subasesor, puede que no resulte en una transaccion exitosa.

     Adicionalmente, los contratos de futuros implican riesgos. Y si bien los Subasesores creen que el uso de tales contratos beneficia a los Fondos, si el juicio para invertir de los Subasesores respecto a la direccion general de las tasas de interes es incorrecta, el comportamiento general del Fondo puede ser peor que si no se hubiese convenido dicho contrato. Por ejemplo, si un Fondo se ha protegido contra la posibilidad de un incremento en las tasas de interes, que podria afectar adversamente el precio de los valores en cartera, pero sucede que las tasas de interes se reducen mas bien, el Fondo puede perder una parte o la totalidad del beneficio del incremento en valor de sus titulos de deuda, la cual se ha protegido debido a que tendra que compensar las perdidas de sus posiciones en futuros. Es mas, en tal situacion, si el Fondo no tiene efectivo suficiente, puede tener que vender valores para cumplir sus requerimientos diarios por la variacion de margenes. Tales ventas de bonos pueden ser, pero no necesariamente, a un precio mayor que refleje la subida del mercado. Pero tambien, el Fondo puede verse obligado a vender valores en un momento en que puede no ser conveniente hacerlo.

     Opciones sobre Contratos de Futuros. Los Fondos pueden comprar y emitir opciones sobre contratos de futuros con el proposito de proteccion. La compra de opciones de compra de contratos de futuros es semejante en varios aspectos a la compra de una opcion de compra de un valor individual. Dependiendo del precio de la opcion en comparacion con el precio del contrato de futuros sobre el cual se basa, o del precio de los valores subyacentes, la propiedad de esta opcion puede ser de mas o menos riesgo que la del contrato de futuros o, incluso, de los mismos valores. Como en el caso de la compra de contratos de futuros, cuando no se invierten completamente los recursos de un Fondo, se puede comprar una opcion de compra o un contrato de futuros para protegerlo contra el alza o la reduccion de las tasas de interes.

     La compra de opciones de venta sobre un contrato de futuros es semejante en algunos aspectos a la compra de opciones protectoras de venta de valores de
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la cartera. Por ejemplo, un Fondo puede comprar una opcion de venta sobre un contrato de futuros para proteger su cartera contra el riesgo de un alza en las tasas de interes.

     La cantidad de riesgo que asume un Fondo cuando compra una opcion sobre un contrato de futuros es la prima pagada por la opcion mas los costos relacionados de la transaccion. Ademas a los riesgos de correlacion descritos arriba, la compra de una opcion tambien implica el riesgo de que los cambios en el valor del contrato de futuros subyacente no esten enteramente reflejados en el valor de la opcion comprada.

     La subscripcion de una opcion de compra a precio fijo sobre un contrato de futuros constituye una cobertura parcial contra los precios descendentes del titulo o la moneda que se ha de entregar al ejercerse el contrato de futuros. Si el precio del contrato al vencimiento de la opcion esta por debajo del precio de ejecucion, el Fondo retendra la cantidad entera de la prima de la opcion lo cual otorga una cobertura parcial contra cualquier reduccion que podra haber ocurrido en las tenencias de la cartera del Fondo. El suscribir una opcion de venta a precio fijo sobre un contrato de futuros constituye una cobertura parcial contra incrementos en los precios del titulo o moneda extranjera que se ha de entregar al ejercerse el contrato de futuros. Si el precio del contrato al vencimiento de la opcion esta por encima del precio de ejecucion, el Fondo retendra la cantidad entera de la prima de la opcion, lo cual otorga una cobertura parcial contra cualquier aumento en el precio de titulos que el Fondo piensa comprar. Si se ejerce una opcion de compra o venta a precio fijo que el Fondo ha suscrito, el Fondo incurrira en una perdida que sera reducida por la cantidad de la prima que reciba. En el caso de una opcion de compra del Fondo, la perdida es potencialmente sin limite. Dependiente del grado de correlacion entre los cambios en el valor de los titulos de la cartera y los cambios en el valor de sus posiciones de futuros, las perdidas del Fondo originadas por las opciones sobre futuros pueden ser reducidas o aumentadas por los cambios en el valor de los titulos de la cartera.

     La Junta Directiva de Fideicomisarios de Carteras de Diversified Investors y los Fideicomisos han adoptado el requisito de que los contratos de futuros y opciones sobre contratos de futuros sean empleados (a) como una cobertura sin considerar cualquier limite cuantitativo, o (b) para otros propositos, en la medida en que inmediatamente despues de su suscripcion la cantidad total de depositos de margen sobre todos los contratos de futuros (que no sean para proteccion) de un Fondo y las primas pagadas para opciones en circulacion sobre contratos de futuros (que no sean para proteccion) tenidos por el Fondo, no exceda del 5% del valor en el mercado del total de activos del Fondo. Ademas, el valor acumulado en el mercado de los contratos de futuros vigentes comprados por el Fondo, no puede exceder del 50% del valor en el mercado del total de los activos del Fondo. Ninguna de estas restricciones sera cambiada por la Junta Directiva de Fideicomisos sin considerar las politicas y preocupaciones de las varias agencias reguladoras federales y estatales.

     Opciones sobre Monedas Extranjeras. Un Fondo puede comprar y suscribir opciones sobre monedas extranjeras para propositos de cobertura en forma semejante a aquella que emplea al suscribir contratos de futuros sobre monedas extranjeras o contratos a plazo Por ejemplo, una reduccion en el valor en dolares de una moneda extranjera en la cual estan denominados los titulos de la cartera, reducira el valor en dolares de tales titulos, aunque su valor en la moneda extranjera siga constante. Para protegerse contra tales disminuciones en el valor de los titulos de la cartera, el Fondo puede comprar opciones de venta a precio fijo de la moneda extranjera. Si el valor de la moneda cae, el Fondo tendra el derecho a vender tal moneda por una cantidad fija en dolares y por lo tanto compensara, enteramente o en parte, el efecto adverso sobre su cartera que tal disminucion podria haber causado.

     A la inversa, cuando se pronostica un aumento en el valor en dolares de una moneda en la cual son denominados titulos que se piensa adquirir, aumentando por lo tanto el costo de tales titulos, el Fondo puede comprar opciones de compra a precio fijo sobre ellas. La compra de tales opciones podria compensar, por lo menos en parte, el efecto de los movimientos adversos en las tasas de cambio. No obstante, al igual que en el caso de otros tipos de opciones, el beneficio al Fondo que se deriva de las compras de opciones sobre monedas extranjeras sera reducido por la cantidad de la prima y los costos de transaccion relacionados. Ademas, cuando las tasas de cambio de las divisas no se mueven en la direccion o hasta el nivel anticipado, el Fondo podria sufrir perdidas sobre las transacciones en opciones sobre monedas extranjeras que requeriran que se prive de una parte o de todos los beneficios originados por los cambios ventajosos en tales tasas.

     Un Fondo puede suscribir opciones sobre monedas extranjeras para los mismos tipos de propositos de cobertura. Por ejemplo, cuando un Fondo anticipa una reduccion en el valor en dolares de titulos denominados en monedas extranjeras debido a fluctuaciones adversas en las tasas de cambio podria, en vez de comprar una opcion de venta, suscribir una opcion de compra de la moneda aplicable. Si ocurre la reduccion anticipada, lo mas probable es que las opciones no sean ejercidas, y la disminucion en el valor de titulos de la cartera sera compensada por la cantidad de las primas recibidas.

     De modo parecido, en vez de comprar una opcion de compra a precio fijo para protegerse contra un aumento anticipado en el costo en dolares de los titulos por adquirir, el Fondo podria suscribir una opcion de venta sobre la moneda apropiada, de forma tal que si las tasas se mueven en la manera proyectada, vencera sin ejercerla y permitira que el Fondo se proteja contra tal incremento en costo hasta por el importe de la prima. No obstante, al igual que en el caso de otros tipos de opciones, el suscribir una opcion sobre una moneda extranjera constituira solamente una cobertura parcial hasta el importe de la prima, y unicamente si las tasas se mueven en la direccion anticipada. Si esto no ocurre, se puede ejercer la opcion y se requerira al Fondo que compre o venda la moneda subyacente a una perdida, la cual posiblemente no sea compensada por el importe de la prima. La subscripcion de opciones sobre monedas extranjeras, tambien puede provocar que el Fondo se prive todos o una parte de los beneficios que de otra manera se habria obtenido de movimientos favorables en las tasas de cambio.

     Las perdidas por la suscripcion de opciones de compra potencialmente no tienen limite. Por lo tanto, los Fondos tienen la intencion de que cualquier opcion de compra a precios fijos sobre monedas extranjeras que suscriban (aparte de aquellas para propositos de cobertura cruzada, segun se describe a continuacion) estara cubierta. Una opcion de compra suscrita sobre una moneda extranjera por un Fondo esta "cubierta" si el Fondo es el propietario de la moneda extranjera subyacente cubierta por la opcion de compra o si el Fondo tiene el derecho absoluto e inmediato de adquirir tal moneda extranjera sin el desembolso de efectivo adicional (ni sin el desembolso de efectivo adicional tenido en una cuenta segregada por su custodio) por la conversion o el cambio de otra moneda extranjera tenida en su cartera. Una opcion de compra a precio fijo tambien esta cubierta si el Fondo tiene una opcion de compra sobre la misma moneda extranjera y por la misma cantidad de principal que la opcion de compra suscrita, donde el precio de ejecucion de la opcion tenida (a) es igual a, o menor, que el precio de ejecucion de la opcion de compra suscrita, o (b) es mayor que el precio de ejecucion de la opcion de compra suscrita si el Fondo mantiene la diferencia en efectivo o en titulos del gobierno de EE.UU. y otros titulos de deuda que sean de alta calidad y liquidos, en una cuenta segregada con su custodio.

     Los Fondos tambien pueden suscribir opciones de compra a precio fijo sobre monedas extranjeras que no sean cubiertas para propositos de cobertura cruzada. Una opcion de compra sobre una moneda extranjera tiene proposito de cobertura cruzada si no esta cubierta, pero si esta disenada para proveer una cobertura contra una reduccion en el valor en dolares de EE.UU. de un titulo que el Fondo tiene o que tiene el derecho de adquirir y que esta denominado en la moneda subyacente de la opcion, debido a un cambio adverso en la tasa de cambio. Bajo tales circunstancias, el Fondo colateraliza la opcion manteniendo una cuenta segregada con su custodio efectivo o titulos del gobierno de EE.UU. u otros titulos de deuda que sean de alta calidad y liquidez por una cantidad que no sea menor que el valor de la moneda extranjera subyacente en dolares de EE.UU. marcada para comerciar diariamente.

     Riesgos Adicionales de Opciones sobre Contratos de Futuros, Contratos a plazo y Opciones sobre Monedas Extranjeras. Contrariamente a las transacciones en las cuales entra un Fondo cuando subscribe contratos de futuros, los contratos a plazo y opciones sobre monedas extranjeras no se comercian en mercados de contratos regulados por la CFTC o (con la excepcion de ciertas opciones de monedas extranjeras) por la SEC. Mas bien, tales instrumentos se comercian a traves de instituciones financieras actuando como "creadores de mercado", aunque las opciones sobre monedas extranjeras tambien se comercian en ciertas bolsas de valores nacionales, tales como la Philadelphia Stock Exchange y la Chicago Board Options Exchange, que estan sujetas a los reglamentos de la SEC. De la misma manera, se pueden comerciar opciones sobre monedas en la ventanilla. En un ambiente del comercio en la ventanilla, es posible que muchas de las protecciones proporcionadas a los participantes de las bolsas no esten disponibles. Por ejemplo, no existen limites sobre las fluctuaciones diarias en precio, y por lo tanto los movimientos adversos del mercado podrian continuar ilimitadamente a lo largo de un periodo de tiempo. Ademas, tanto el suscriptor de la opcion como el comerciante de contratos a plazo pueden perder cantidades substancialmente mayores que sus inversiones iniciales, debido a los requisitos de margen y colateral asociados con tales posiciones.

     Las opciones sobre monedas extranjeras que se comercian en las bolsas de valores nacionales estan dentro de la jurisdiccion de la SEC, al igual que otros titulos comerciados en tales bolsas. Como resultado, muchas de las protecciones otorgadas a comerciantes en las bolsas organizadas estaran disponibles para tales transacciones. En particular, todas las posiciones de opciones sobre monedas extranjeras en las cuales se entra en una bolsa de valores nacional son compensadas y garantizadas por la Corporacion de Compensacion de Opciones ("OCC" por Options Clearing Corporation), lo cual reduce el riesgo de la insolvencia de una contraparte. Ademas, un mercado secundario liquido en opciones comerciadas en una bolsa de valores nacional puede estar mas facilmente disponible que en el mercado que opera en la ventanilla, eventualmente permitiendo que un Fondo liquide con ganancia sus posiciones abiertas antes de su fecha de ejecucion o vencimiento, o limite sus perdidas en el caso de movimientos adversos en el mercado.

     En todo caso, la compra y venta de opciones sobre monedas extranjeras que se comercian en la bolsa, esta sujeta a los riesgos de disponibilidad de un mercado secundario liquido, segun se describio anteriormente, ademas de a los riesgos por movimientos adversos en el mercado, los margenes sobre opciones suscritas, la naturaleza del mercado de monedas extranjeras, la posibilidad de la intervencion por parte de autoridades gubernamentales y los efectos de otros acontecimientos politicos y economicos. Ademas, las opciones sobre monedas extranjeras comerciadas en bolsa involucran ciertos riesgos que no se presentan en el mercado que opera en la ventanilla Por ejemplo, hay que ejecutar y cancelar tales opciones exclusivamente a traves de la OCC, la cual ha establecido relaciones bancarias en apropiados paises extranjeros para este proposito. Como resultado, si esta determina que las restricciones gubernamentales o tributacion extranjeras pueden impedir la liquidacion ordenada de la ejecucion de opciones sobre monedas extranjeras, o que resultan en cargas innecesarias sobre la OCC o su miembro de compensacion, la OCC puede imponer procedimientos especiales para la ejecucion y la liquidacion, tales como cambios tecnicos en los metodos de entrega de monedas, el establecimiento de precios de liquidacion en dolares o prohibiciones para su ejecucion.

     Igual que en el caso de contratos a plazo, ciertas opciones sobre monedas extranjeras se comercian en la ventanilla e involucran riesgos de liquidez y credito que posiblemente no esten presentes en el caso de opciones de monedas comerciadas en bolsa. La capacidad de un Fondo de terminar opciones de ventanilla estara mas limitada que con opciones comerciadas en bolsa. Tambien es posible que corredores-agentes que participan en transacciones de opciones en la ventanilla no cumplan con sus obligaciones. Hasta el momento que el cuerpo directivo de la SEC cambie su posicion, cada Fondo tratara las opciones compradas en la ventanilla y activos usados para cubrir opciones suscritas en la ventanilla como titulos iliquidos. Con respecto a opciones suscritas con agentes primarios en titulos del gobierno de EE.UU. de acuerdo con un arreglo que requiere una transaccion de cierre de compra a un precio de formula, se puede calcular el importe de los titulos iliquidos utilizando la formula de readquisicion.

     Ademas, se pueden comerciar contratos de futuros, opciones sobre contratos de futuros, contratos a plazo y opciones sobre monedas extranjeras en bolsas extranjeras. Tales transacciones estan sujetas al riesgo de acciones gubernamentales que afectan al comercio o los precios de monedas o titulos extranjeros. El valor de tales posiciones puede verse adversamente afectado por
(a) otros asuntos politicos y economicos extranjeros complejos, (b) menos disponibilidad que en los Estados Unidos, de datos sobre los cuales se pueden tomar decisiones para operar, (c) retrasos en la capacidad del Fondo para actuar sobre acontecimientos economicos que ocurran en mercados extranjeros durante horas no laborables en los Estados Unidos, (d) la imposicion de procedimientos y condiciones para la ejecucion y la cancelacion y requisitos de margen distintos a los usados en los Estados Unidos, y (e) menor volumen de operaciones.

     El uso exitoso de contratos de futuros, opciones sobre contratos de futuros y opciones sobre monedas extranjeras, depende del talento y la experiencia del Subasesor actuante con respecto a tales instrumentos. Si los precios de valores o las tasas de interes o cambio se mueven de una manera inesperada, es posible que un Fondo no logre los beneficios anticipados de los contratos de futuros y de las opciones sobre contratos de futuros o monedas extranjeras, o que realice perdidas y, por lo tanto, resulte en una peor posicion que si no se hubiera empleado tales estrategias. Ademas, la correlacion entre movimientos en el precio de contratos de futuros, o opciones sobre contratos de futuros o monedas extranjeras y los movimientos en el precio de los titulos y monedas protegidos o empleados como cobertura, no sera perfecta y esto podra producir perdidas inesperadas.

OPCIONES SOBRE TITULOS - FONDOS QUE NO SEAN EL FONDO MONEY MARKET

     Los Fondos pueden suscribir (vender) opciones cubiertas de compra o venta a precio fijo hasta un cierto limite sobre sus titulos en cartera ("opciones cubiertas"). No obstante, un Fondo puede privarse de los beneficios de la apreciacion sobre titulos vendidos o puede pagar mas que el precio del mercado por los titulos adquiridos de acuerdo con las opciones de compra y venta suscritas por el Fondo.

     Cuando un Fondo suscribe una opcion cubierta de compra, da al comprador de la opcion el derecho de comprar el titulo subyacente al precio de ejecucion especificado en la opcion (el "precio de ejecucion") ejerciendo la opcion en cualquier momento durante el periodo de la opcion. Si la opcion se vence sin ejercerse, el Fondo realizara ingresos por la cantidad igual a la prima que recibio por haber suscrito la opcion. Si se ejerce la opcion, una decision sobre la cual el Fondo no tiene ningun control, el Fondo tendra que vender el titulo subyacente al propietario de la opcion al precio de ejecucion. Suscribiendo una opcion cubierta de compra, a cambio de la prima menos la comision ("prima neta"), el Fondo se priva de la oportunidad de beneficiarse durante el periodo de la opcion, de un incremento en el valor en el mercado del titulo subyacente por encima del precio de ejecucion.

     Cuando un Fondo suscribe una opcion cubierta de venta, da al comprador de la opcion el derecho de vender el titulo subyacente al Fondo al precio de ejecucion especificado, en cualquier momento durante el periodo de la opcion. Si la opcion vence sin ser ejercida. el Fondo realizara como ingresos la cantidad igual a la prima que recibio por haber suscrito la opcion. Si la opcion de venta se ejerce, una decision sobre la cual el Fondo no tiene ningun control, el Fondo tendra que comprar el titulo subyacente del propietario de la opcion al precio de ejecucion. Suscribiendo una opcion cubierta de venta, a cambio de la prima neta recibida, el Fondo acepta el riesgo de una reduccion en el valor en el mercado del titulo subyacente por debajo del precio de ejecucion. Un Fondo unicamente suscribira opciones de venta que involucren titulos sobre los cuales se ha determinado a la hora de suscribir la opcion, que el Fondo desea adquirirlos al precio de ejecucion.

     Un Fondo puede terminar su obligacion como suscriptor de una opcion de compra o venta a precio fijo, comprando una opcion con el mismo precio de ejecucion y fecha de vencimiento que la opcion previamente suscrita. Esta transaccion se llama una "transaccion de cierre de compra." Cuando un Fondo no puede efectuar una transaccion de cierre de compra, puede verse obligado a incurrir en comisiones de corretaje o diferenciales de agentes al vender titulos que recibe o puede verse obligado a tener titulos subyacentes hasta que se ejerza o venza la opcion.

     Cuando un Fondo suscribe una opcion, una cantidad igual a la prima neta recibida por el Fondo esta incluida en la seccion de obligaciones del Balance del Fondo (Statement of Assets and Liabilities) como un credito diferido. El importe del credito diferido sera registrado subsecuentemente al precio de mercado para reflejar el valor actual de la opcion suscrita en el mercado. El valor actual en el mercado de una opcion comerciada es el ultimo precio de venta o, a falta de una venta, el promedio entre la oferta de cierre y el precio a que se ofrece. Si una opcion se vence en su fecha estipulada de vencimiento o si el Fondo entra en una transaccion de cierre de compra, el Fondo realizara una ganancia (o perdida si el costo de una transaccion de cierre de compra excede de la prima recibida cuando se vendio la opcion), y se eliminara el credito diferido relacionado con tal opcion. Si se ejerce una opcion de compra a precio fijo, el Fondo realizara una ganancia o perdida de la venta del titulo subyacente y se aumentaran los ingresos de la venta por la prima que se recibio originalmente. Los titulos contra las cuales se suscriben opciones de compra seran segregados en las cuentas del custodio del Fondo.

     Un Fondo puede comprar opciones de compra o venta a precio fijo sobre cualesquiera de los titulos en los cuales pueda invertir. Un Fondo normalmente compra una opcion de compra en anticipacion al aumento en el valor de tales titulos en el mercado. La compra de una opcion de compra autoriza al Fondo, a cambio de la prima pagada, a comprar un titulo a un precio especificado durante el periodo de la opcion. Un Fondo normalmente recibira una ganancia si el valor de los titulos aumenta por encima del valor de ejecucion lo suficientemente como para cubrir la prima y experimentaria una perdida si el valor de los titulos se mantuviera a nivel del precio de ejecucion, o por debajo, durante el periodo de la opcion.

     Un Fondo normalmente comprara opciones de venta a precio fijo si anticipa una reduccion en el valor en el mercado de los titulos en su cartera ("opciones de venta para proteccion") o de los titulos del tipo en el cual esta autorizado a invertir. La compra de una opcion de venta autoriza al Fondo, a cambio de la prima pagada, a vender un titulo, el cual puede estar o no estar dentro de la cartera del Fondo, a un precio especificado durante el periodo de la opcion. La compra de opciones de venta para proteccion esta disenada simplemente para compensar o proteger contra una reduccion en el valor en el mercado de los titulos en la cartera del Fondo. Un Fondo tambien puede comprar opciones de venta con el proposito de aprovechar positivamente de una reduccion en el precio de titulos que el Fondo no tiene en la cartera. Normalmente un Fondo registraria una ganancia si el valor de los titulos se redujese por debajo del precio de ejecucion suficientemente para cubrir la prima y registraria una perdida si el valor de los titulos se mantiene o va por encima del precio de ejecucion. Las ganancias o perdidas sobre la compra de opciones de venta para proteccion tienden a ser compensadas por los cambios en el valor de los titulos subyacentes de la cartera.

     Es posible que las horas de comercio para opciones sobre titulos no sean las mismas que las horas durante las cuales se comercian los titulos subyacentes. En la medida en que los mercados de opciones cierran antes que las bolsas para titulos subyacentes, pueden ocurrir movimientos significativos en precios y tasas en las bolsas de los titulos subyacentes sin que se puedan reflejar en los mercados de opciones. Es imposible pronosticar el volumen de comercio que pueda existir en tales opciones, y no puede haber ninguna garantia de que bolsas viables se desarrollen o continuen.

     Los Fondos pueden participar en transacciones de opciones en la ventanilla con corredores-agentes que crean mercados en estas opciones. La capacidad de terminar las posiciones de opciones de ventanilla se limita mas que con posiciones de opciones comerciadas de bolsa, porque el mercado predominante es el del corredor emisor y no el de una bolsa, y ello puede involucrar el riesgo de que los corredores-agentes que participan en tales transacciones no cumplan con sus obligaciones. Para reducir este riesgo, los Fondos compraran tales opciones unicamente de corredores-agentes que sean agentes de titulos gubernamentales primarios reconocidos por el Banco de la Reserva Federal de Nueva York y que den su consentimiento a (y que se esperan que sean capaces de) suscribir transacciones de cierre, aunque no puede haber ninguna garantia de que tal opcion sea liquidada a un precio favorable antes del vencimiento. El Subasesor respectivo observara la solvencia de agentes con los cuales un Fondo entra en tales transacciones de opciones bajo la supervision general de Diversified y de la Junta Directiva de los Fideicomisarios aplicable.

OPCIONES SOBRE INDICES DE TITULOS - FONDOS DIFERENTES AL FONDO MONEY MARKET

     Ademas de opciones sobre titulos, los Fondos tambien pueden comprar o suscribir (vender) opciones de compra y venta sobre indices de titulos. Tales opciones dan al propietario el derecho de recibir un pago en efectivo durante la vigencia de la opcion, determinado en base a la diferencia entre el precio de ejecucion y el valor del indice. Se emplearan tales opciones para propositos descritos arriba como "Opciones sobre Titulos."

     Las opciones sobre indices de titulos llevan riesgos adicionales a los riesgos de opciones sobre titulos. Es mas probable que se carezca de un mercado secundario liquido para terminar posiciones de opciones sobre indices de titulos, aunque los Fondos generalmente compraran o suscribiran una opcion de este tipo si el Subasesor respectivo cree que se podra liquidar la opcion.

     El uso de opciones sobre indices de titulos tambien lleva el riesgo de que se pueda interrumpir el comercio en tales opciones si se interrumpe el comercio en ciertos titulos incluidos en el indice. Un Fondo no comprara tales opciones al menos que el Subasesor correspondiente crea que el mercado esta suficientemente desarrollado para que el riesgo de comerciar en tales opciones no sea mayor que el riesgo de comerciar en opciones sobre titulos.

     Es posible que los movimientos del precio en los titulos del Fondo no se correlacionen precisamente con los movimientos en el nivel de un indice y, por lo tanto, el uso de opciones sobre indices no puede servir como una cobertura completa. Debido a que las opciones sobre indices de titulos requieren su cancelacion en efectivo, un Fondo puede verse obligado a liquidar titulos de la cartera para cumplir con sus obligaciones de cancelacion.

VENTAS AL DESCUBIERTO "CONTRA LA CAJA" - FONDOS DIFERENTES AL FONDO MONEY MARKET

     En una venta al descubierto, un Fondo vende un titulo prestado y tiene la obligacion correspondiente con el prestatario de devolverle un titulo identico. Un Fondo puede participar en ventas al descubierto unicamente si a la hora de la venta al descubierto es el propietario de o tiene el derecho de obtener, sin ningun costo adicional, una cantidad del titulo igual a la que se vende al descubierto. Esta tecnica de inversion se conoce como una venta al descubierto "contra la caja".

     En una venta al descubierto, el vendedor no entrega los titulos vendidos inmediatamente y se dice que tiene una posicion al descubierto en aquellos titulos hasta que ocurra la entrega. Si un Fondo participa en una venta al descubierto, el colateral para la posicion al descubierto sera mantenido por el custodio o subcustodio calificado. Aunque la venta al descubierto este abierta, el Fondo mantiene en una cuenta segregada una cantidad de titulos igual en especie y en cantidad a los titulos que se vendio al descubierto o titulos convertibles a o intercambiables por tales titulos equivalentes. Estos titulos constituyen la situacion de cartera del Fondo.

     Los Fondos no participaran en ventas al descubierto contra la caja para propositos de inversion. Un Fondo puede realizar una venta al descubierto como una cobertura, cuando crea que el precio de un titulo puede caer, causando una reduccion en el valor de un titulo (o un titulo convertible o intercambiable por tal titulo). En tal caso, cualquier perdida futura en la situacion de la cartera del Fondo sera reducida por la ganancia en la posicion al descubierto. A la inversa, cualquier ganancia en la situacion de la cartera sera reducida por la perdida en la posicion al descubierto. El punto hasta el cual tales ganancias o perdidas son reducidas depende de la cantidad del titulo vendida al descubierto en relacion con la cantidad que tiene el Fondo. Hay ciertos costos adicionales de transacciones asociados con ventas al descubierto contra la caja, pero los Fondos procuran compensar estos costos con los ingresos por la inversion de los ingresos en efectivo de las ventas al descubierto.

     Como es una politica operativa no fundamental, no se anticipa que mas del 40% de los activos totales de un Fondo sean involucrados en ventas al descubierto contra la caja. Actualmente, los Fondos no tienen la intencion de participar en tales ventas.

FIDEICOMISOS DE INVERsION EN BIENES RAICES

     Los Fideicomisos de Inversion en Bienes Raices ("REITs" por Real Estate Investment Trusts) colectan fondos de inversionistas para invertirlos primeramente en bienes raices que produzcan ingresos o creditos relacionados con bienes raices o intereses. Un REIT no esta gravado por impuestos sobre los ingresos distribuidos a sus accionistas si cumple con requisitos reguladores relacionados con su organizacion, posesion, activos e ingresos y un requisito regulador de que distribuya a sus accionistas un minimo del 95% de sus ingresos gravables durante cada ano fiscal. Generalmente, se pueden clasificar los REITs como REITs de Valores ("Equity REITs"), REITs Hipotecarios ("Mortgage REITs") y REITs hibridos ("Hybrid REITs"). Los REITs de Valores invierten la mayoria de sus activos directamente en propiedad real y derivan sus ingresos primariamente de alquileres y plusvalias de la apreciacion realizada en las ventas de propiedades. Los REITs de Valores pueden verse afectados por cambios en el valor de la propiedad subyacente poseida por los REITs. Los REITs Hipotecarios invierten la mayoria de sus activos en hipotecas de bienes raices y derivan sus ingresos primariamente de los pagos de intereses. Los REITs Hipotecarios son sensibles a la calidad de credito de los prestatarios subyacentes. Los REITs Hibridos combinan las caracteristicas de ambos REITs de Valores e Hipotecarios. El valor de los REITs puede ser afectado por su habilidad administrativa, su flujo de fondos y los requisitos fiscales y reguladores. Los REITs tambien estan sujetos a los riesgos generalmente asociados con inversiones en bienes raices. Un Fondo absorbe indirectamente su parte proporcional de cargos, incluyendo honorarios de administracion, pagados por un REIT en el cual invierte.

PRESTAMOS DE TITULOS DE CARTERA

     Cada Fondo puede prestar titulos de su cartera a corredores, agentes e instituciones financieras (pero no a individuos) si se deposita en el Fondo efectivo, titulos del gobierno de EE.UU. u otras obligaciones de deuda de alta calidad por un importe igual a por lo menos el 100% del valor actual en el mercado de los titulos prestados (incluyendo intereses acumulados sobre ellos) mas los intereses pagaderos al Fondo con respecto al prestamo. Al determinar si debe prestar o no un titulo a un corredor, agente o institucion financiera particular, el Subasesor del Fondo considerara todos los hechos y circunstancias, incluyendo el tamano, solvencia y reputacion del corredor, agente o institucion financiera. Todo prestamo de titulos de cartera estara completamente colateralizado con valores que se cotizan en el mercado diariamente. Ningun Fondo entrara en arreglos prestatarios de titulos de cartera que tengan una duracion mas larga de un ano. Cualquier titulo que reciba un Fondo como colateral no hace parte de su cartera a la hora del prestamo y, en el caso de la falta de pago por parte del prestatario, el Fondo realizara tal colateral (si es permitido por la ley) excepto en la porcion de dicho colateral que consista de titulos en los cuales se le permite invertir. Durante el plazo que los titulos esten prestados, el prestatario pagara al Fondo cualquier ingreso devengado sobre aquellos titulos, y el Fondo puede invertir el colateral en efectivo y los ingresos ganados o puede recibir convenir en un honorario del prestatario que ha entregado el colateral que sea equivalente a efectivo. En el caso de quiebra de la otra parte en un prestamo de titulos, el Fondo podra experimentar retrasos para recuperar los titulos prestados o el efectivo. Entretanto, en la medida en que el valor de los titulos prestados ha subido o que el valor de los titulos comprados ha caido, el Fondo podria experimentar una perdida. Ningun Fondo prestara titulos por un valor que exceda un tercio del valor actual de sus activos totales. Los prestamos de titulos por un Fondo estan sujetos a terminacion a la opcion del Fondo o del prestatario. Un Fondo puede pagar honorarios administrativos o custodios razonables con motivo de un prestamo de titulos y puede pagar una porcion pactada del interes u honorarios ganados sobre el colateral al prestatario o al corredor que coloco el prestamo.

INVERSIONES EN DERECHOS ESPECIALES DE ADQUISICION ("WARRANTS")

El Fondo Stock Index puede invertir hasta 5% de sus activos netos a la hora de compra en derechos especiales de adquisicion (diferentes de aquellos que han sido adquiridos en unidades o adjuntados a otros titulos), incluyendo un maximo del 2% de sus activos netos en derechos especiales de adquisicion que no estan registrados en la New York Stock Exchange ni en la American Stock Exchange. Un derecho especial de adquisicion es un instrumento emitido por una corporacion que da al tenedor el derecho de suscribir a una cantidad especificada de las acciones de capital de la corporacion a un precio especificado durante un periodo dado de tiempo. Los precios de estos derechos especiales de adquisicion no se correlacionan necesariamente con los precios de los titulos subyacentes. El Fondo Stock Index puede comprar derechos especiales de adquisicion unicamente sobre los titulos en los cuales el Fondo puede invertir directamente.

POSICIONES DEFENSIVAS TEMPORALES

     Cada Fondo puede, de vez en cuando, tomar posiciones defensivas temporales que no son consistentes con las principales estrategias de inversion del Fondo, al intentar responder a condiciones politicas adversas o del mercado o de otra naturaleza. Al hacer eso, el Fondo puede invertir sin limite en instrumentos de alta calidad del mercado monetario y otros instrumentos de corto plazo, y es posible que no este persiguiendo su meta de inversion. Estas inversiones pueden resultar en un rendimiento mas bajo del que se obtendria de inversiones con calidad mas baja o plazo mas largo.

CIERTAS OTRAS OBLIGACIONES

     Cada uno de los Fondos puede invertir en instrumentos diferentes a los detallados anteriormente, con tal que tales inversiones sean consistentes con su objetivo de inversion, las politicas y las restricciones del Fondo.

AGENCIAS DE CLASIFICACION

     Las clasificaciones de las agencias de clasificacion representan sus opiniones en cuanto a la calidad de los titulos de los cuales ellas se encargan de clasificar. No obstante, debe enfatizarse que las clasificaciones son relativas y subjetivas y no son estandares absolutos de calidad. Aun cuando estas clasificaciones son un criterio inicial para la seleccion de inversiones de una cartera, los Subasesores tambien realizan sus propias evaluaciones de esos titulos. Despues de su compra por un Fondo, una obligacion puede dejar de ser clasificada o su clasificacion puede ser reducida por debajo de la minima requerida para compra por el Fondo. Ninguno de estos acontecimientos requiere que el Fondo se deshaga de la obligacion, pero el Subasesor respectivo considerara tales hechos en su determinacion de si el Fondo debe continuar teniendo la obligacion. Una descripcion de las clasificaciones usadas en este documento y en los Prospectos se presenta en el Apendice A.

Excepto cuando se diga lo contrario, todas las politicas y restricciones de inversion descritas en este documento son no fundamentales y puede ser cambiadas sin la aprobacion de los accionistas.

                           RESTRICCIONES DE INVERSION

     No se pueden cambiar las "politicas fundamentales" de cada Fondo y de cada Cartera con respecto al Fondo o la Cartera sin la aprobacion de la "mayoria de los titulos en circulacion con derecho a voto" del Fondo o de la Cartera, segun sea el caso. La "mayoria de los titulos en circulacion con derecho a voto" segun la Ley de 1940 y segun se emplea en este Resumen de Informacion Adicional y en cada Prospecto significa, con respecto a un Fondo (o una Cartera), el menor de (i) 67% o mas de las acciones en circulacion con derecho a voto del Fondo (o del total de los intereses con derecho propio de la Cartera) presentes en la asamblea, si los tenedores de mas del 50% de los titulos en circulacion con derecho a voto del Fondo (o del total de los intereses con derecho propio de la Cartera) estan presentes o representados por poder, o (ii) mas del 50% de los titulos en circulacion con derecho a voto del Fondo (o del total de los intereses con derecho propio de la Cartera).

     Cuando se pide a un Fondo del Mercado Monetario, de Bonos, Balanceado o de Valores que vote sobre una politica fundamental de una Cartera, el Fondo (excepto en circunstancias limitadas segun permitido por las reglas y reglamentos aplicables) celebrara una asamblea de sus accionistas y sus administradores votaran segun las instrucciones recibidas de los accionistas o, de otra manera, ellos votaran de acuerdo con las leyes aplicables. Cuando se pide a un Fondo de Asignacion Estrategica que vote sobre una politica fundamental de un Fondo subyacente, el Fondo de Asignacion Estrategica votara sus acciones en proporcion al voto de todas las acciones del Fondo subyacente. Si se adopta un porcentaje o una restriccion de clasificacion sobre la inversion o de utilizacion de los activos, a la hora de realizar una inversion
o utilizar activos, no se considerara como una violacion de la politica relevante un cambio posterior en tal porcentaje que resulte de cambios en los activos totales de un Fondo o una Cartera o del valor de los titulos de un Fondo o una Cartera, o por un cambio posterior de la clasificacion de un titulo de la cartera.

FONDOS Y CARTERAS DEL MERCADO MONETARIO, DE BONOS, BALANCEADOS, Y DE VALORES (APARTE DEL FONDO STOCK INDEX Y LA CARTERA S&P 500 INDEX MASTER)

     Politica Fundamental. Como asunto de politica fundamental, ninguna Cartera del Mercado Monetario, de Bonos, Balanceados, ni de Valores (ni Fondos del Mercado Monetario, de Bonos, Balanceados, ni de Valores, excepto el Fondo Stock Index y la Cartera S&P 500 Index Master) puede (excepto que ninguna restriccion de inversiones de un Fondo prevenga que un Fondo invierta todos sus activos en una compania de inversion abierta con substancialmente el mismo objetivo de inversion que tal Fondo):

          (1) Pedir prestado dinero, hipotecar o empenar activos de la Cartera (o del Fondo), excepto por una cantidad que no exceda de 1/3 del valor actual de los activos de la Cartera (del Fondo) (incluyendo tal prestamo) menos obligaciones (sin incluir tal prestamo), puede pedir prestado y suscribir acuerdos de readquisicion inversos, y excepto que puede dejar en prenda o hipotecar un maximo de 1/3 de tales activos para asegurar tal prestamo o acuerdos de readquisicion inversos, con tal que no se consideren los arreglos de colateral con respecto a opciones y futuros, incluyendo depositos del margen de variacion y del deposito inicial, como una prenda de activos para propositos de esta restriccion y excepto que se pueden dejar los activos como prenda para obtener cartas de credito unicamente con el proposito de participar en una compania de seguros patrocinada por el Instituto de Companias de Inversion (Investment Company Institute).

          (2) Asegurar titulos emitidos por otras personas excepto cuando los Fideicomisos de la Cartera o la Cartera (el Fideicomiso o el Fondo) tecnicamente puedan considerarse como aseguradores bajo la Ley de 1933, al vender un titulo de la cartera.

          (3) Hacer prestamos a otras personas excepto (a) mediante el prestamo de los titulos de cartera de la Cartera (del Fondo) y con tal que cualquier prestamo de este tipo no exceda del 30% de los activos totales de la Cartera (del Fondo) (al valor en el mercado), (b) mediante el uso de acuerdos de readquisicion o la compra de obligaciones de corto plazo o (c) comprando titulos de deuda del tipo distribuido publica o privadamente.

          (4) Comprar o vender bienes raices (incluyendo intereses limitados de asociacion pero excluyendo titulos asegurados por bienes raices o intereses en ello), intereses en petroleo, gasolina o arriendos de minerales, mercancias o contratos de mercancias (excepto contratos de futuros y opciones) durante negocios normales (el Fideicomiso de la Cartera (Fideicomiso) puede poseer y vender, para la Cartera (del Fondo), bienes raices adquiridos como resultado de la posesion de titulos por parte de la Cartera (del Fondo)).

          (5) Concentrar sus inversiones en cualquier industria en particular (excluyendo titulos del gobierno de EE.UU.), pero si se considera que es apropiado para lograr el (los) objetivo(s) de inversion de la Cartera (del Fondo), se puede invertir hasta el 25% del total de sus activos en cualquier industria (excepto que la Cartera Money Market (Fondo Money Market) se reserva la libertad de accion para concentrar el 25% o mas de sus activos en obligaciones de sucursales nacionales de bancos nacionales).

          (6) Emitir cualquier titulo preferente (segun la definicion del termino de la Ley de 1940) si tal emision esta prohibida especificamente por la Ley de 1940 o los fallos y reglamentos promulgados posteriormente, con tal que los arreglos de colateral con respecto a opciones y futuros, incluyendo depositos del margen de variacion y el deposito inicial, no se consideren como la emision de un titulo preferente para propositos de esta restriccion.

     Para los propositos de la anterior restriccion (1), los convenios de prestamo de titulos no se tratan como prestamos.

     Como asunto de politica fundamental, el Fondo Stock Index no puede (excepto que ninguna restriccion de inversion del Fondo impida que el Fondo invierta todos sus activos en una compania de inversion abierta con el mismo o semejante objetivo de inversion que el Fondo):

          (1) Pedir prestado dinero, excepto que como una medida temporal para propositos extraordinarios o urgentes puede pedir prestado una cantidad que no excede de 1/3 del valor actual de sus activos netos, incluyendo la cantidad prestada, ni comprar cualquier titulo en cualquier momento en el cual el prestamo excede del 5% del total de los activos del Fondo a valor de mercado. Se tiene la intencion de que el Fondo pida prestado dinero unicamente de bancos y solamente para acomodar solicitudes para la readquisicion de acciones del Fondo mientras efectua una liquidacion ordenada de los titulos de la cartera.

          (2) Asegurar titulos emitidos por otras personas, excepto que se puede invertir todos o cualquier parte de los activos del Fondo en una o mas companias de inversion, en la medida que no este prohibido por la Ley de 1940, sus reglas y reglamentos, asi como las ordenes de exencion otorgadas bajo tal Ley, y excepto que el Fondo tecnicamente pueda ser considerado como asegurador bajo la Ley de Titulos al vender un titulo.

          (3) Hacer prestamos a otras personas excepto (a) a traves del prestar los titulos de cartera y con tal que cualquier prestamo de este tipo no exceda del 30% de los activos totales del Fondo (al valor en el mercado),
     (b) a traves del uso de acuerdos de readquisicion o depositos a plazo fijo
     o la compra de obligaciones de corto plazo o (c) comprando toda o una porcion de una emision de titulos de deuda del tipo tipicamente distribuido privadamente a instituciones financieras. La compra del papel comercial a corto plazo o de una porcion de una emision de titulos crediticios que forma parte de una emision al publico no se considera que constituyen un prestamo.

          (4) En el transcurso ordinario de sus negocios, comprar o vender bienes raices (incluyendo intereses limitados de asociacion pero excluyendo titulos asegurados por bienes raices o intereses en ello), intereses en petroleo, gasolina o arriendos de minerales, mercancias o contratos de mercancias (no se considera que lo antedicho excluya que el Fondo compre o venda contratos de futuros y opciones sobre ellos, y el Fondo se reserva la libertad de accion para poseer y vender bienes raices adquiridos como resultado de la posesion de titulos por parte del Fondo).

          (5) Concentrar sus inversiones en cualquier industria en particular, pero si se considera que sea apropiado para lograr el objetivo de inversion del Fondo, se puede invertir hasta el 25% del total de sus activos, al valor en el mercado a la hora de cada inversion, en cualquier industria, excepto que las posiciones en contratos de futuros no estaran sujetas a esta restriccion y excepto que esta restriccion no se aplicara a cualquier industria en la cual el Indice S&P 500 (o cualquier otro indice que el Fondo selecciona para seguir su desempeno) llegase concentrarse, en la medida que el Fondo llegue a concentrarse de la misma manera.

          (6) Emitir cualquier titulo preferente (segun definido en la Ley de
     1940) si tal emision esta prohibida especificamente por la Ley de 1940 y sus reglas y reglamentos promulgados.

     Politicas No Fundamentales. Como asunto de politica de operacion, cada Fondo (aparte del Fondo Stock Index y los Fondos Intermediate Bond y Select Equity de Stephens) no adquirira ningun titulo de companias registradas de inversion abierta ni en unidades de fideicomisos registrados de inversion de conformidad con la Seccion 12(d)(1)(F) o de la 12(d)(1)(G) de la Ley de 1940. Esta politica no impide a un Fondo que invierta en titulos de companias registradas de inversion abierta ni en unidades de fideicomisos registrados de inversion de conformidad con cualquier otra provision de ley o reglamento aplicable.

     Como asunto de politica de operacion, cada Cartera no adquirira ningun titulo de companias registradas de inversion abierta ni en unidades de fideicomisos registrados de inversion de conformidad con la Seccion 12(d)(1)(F)
o la 12(d)(1)(G) de la Ley de 1940.

     La Junta Directiva de Fideicomisos de Carteras de Diversified Investors o el Diversified Investors Trust puede cambiar estas politicas.

FONDOS DE ASIGNACION ESTRATEGICA

     Politicas Fundamentales. Como asunto de politica fundamental, cada Fondo de Asignacion Estrategica no puede:

     (1) pedir prestado dinero, excepto como una medida temporal para propositos extraordinarias o urgentes, y entonces unicamente en cantidades que no excedan del 30% de sus activos netos valorados en el mercado. Ningun Fondo pedira prestado para aumentar ingresos ("leveraging"), sino unicamente para facilitar las solicitudes de redenciones que de otra manera podrian requerir liquidaciones extemporaneas de inversiones;

     (2) hacer prestamos, aunque las Carteras subyacentes pueden comprar titulos del mercado monetario y suscribir acuerdos de readquisicion;

     (3)  comprar titulos a margen;

     (4) hipotecar, gravar, empenar o de cualquier manera transferir cualquier titulo poseido por las Fondos como garantia de deudas excepto cuando sea necesario en relacion con prestamos permitidos, en tal caso tal hipoteca o prenda no puede exceder del 30% de los activos totales de cada Fondo, valorados en el mercado;

     (5)  comprar o vender bienes raices;

     (6) emitir cualquier titulo preferente (excepto para prestamos permitidos);

     (7)  efectuar ventas al descubierto de titulos; o

     (8) Asegurar titulos emitidos por otras personas, excepto en la medida que los Fondos pueden considerarse aseguradores dentro del significado de la Ley de Titulos de 1993 a proposito de la compra y venta de sus titulos de cartera en la consecucion normal de sus programas de inversion.

     Ademas, como asunto de politica fundamental, cada Fondo de Asignacion Estrategica puede participar en transacciones de futuros y opciones a traves de inversiones en los Fondos.

     Politicas No Fundamentales. Debido a sus objetivos y politicas de inversion, cada Fondo de Asignacion Estrategica concentrara mas del 25% de sus activos en la industria de fondos mutuos. De acuerdo con los programas de inversion de los Fondos de Asignacion Estrategica detallados en el Prospecto, cada Fondo de Asignacion Estrategica puede invertir mas del 25% de sus activos en alguno de los Fondos del Mercado Monetario, de Bonos y de Valores. No obstante, cada uno de los Fondos en los cuales cada Fondo de Asignacion Estrategica invierte no concentrara mas del 25% de sus activos totales en ninguna industria en particular (excepto que el Fondo Money Market (a traves de la Cartera Money Market) se reserva el derecho de concentrar mas del 25% de sus activos en obligaciones de sucursales nacionales de bancos nacionales).

LA S&P 500 MASTER PORTFOLIO

     Como asunto de politica fundamental, la S&P 500 Master Portfolio no puede:

     (1) Invertir mas del 5% de sus activos en las obligaciones de ningun emisor particular, excepto que hasta el 25% del valor total de sus activos pueden ser invertidos, y pueden ser comprados, sin considerar tal limitacion, en titulos emitidos o garantizados por el gobierno de EE.UU. o sus agencias.

     (2) Tener mas del 10% de los titulos en circulacion de ningun emisor. Esta Restriccion de Inversion se aplica unicamente con respecto al 75% de sus activos totales.

     (3) Invertir en mercancias, excepto que la Cartera puede comprar y vender (eso es, suscribir) opciones, contratos a plazo, contratos de futuros, incluyendo aquellos relacionados a indices, y opciones sobre contratos de futuros o indices.

     (4) Comprar, tener o comerciar en bienes raices, petroleo, gasolina u otros arriendos de minerales o programas de exploracion o desarrollo, pero la Cartera puede comprar y vender titulos que estan asegurados por bienes raices o emitidos por companias que invierten o comercian en bienes raices.

     (5) Pedir prestado dinero, excepto hasta el punto permitido por la Ley de 1940, excepto que la Cartera puede pedir prestado hasta el 20% del valor actual de sus activos netos para propositos temporales y unicamente para cumplir con redenciones, y se pueden asegurar estos prestamos por una prenda de hasta 20% del valor actual de sus activos netos (pero no se pueden comprar inversiones mientras exista cualquier prestamo pendiente que excede al 5% de sus activos netos). Para propositos de esta restriccion de inversion, el asiento contable de la Cartera de opciones, contratos a plazo, contratos de futuros, incluyendo aquellos relacionados con indices, y opciones sobre contratos de futuros o indices, no constituira un prestamo con tal de que se establezcan y mantengan ciertas cuentas segregadas en la Cartera.

     (6) Hacer prestamos a otros, excepto a traves de la compra de obligaciones de deuda y la suscripcion de acuerdos de readquisicion. No obstante, la Cartera puede prestar los titulos de su cartera en una cantidad que no excede de un tercio del valor de sus activos totales. Cualquier prestamo de titulos de cartera se realizara de acuerdo con las pautas establecidas por la Securities and Exchange Commission y la Junta Directiva de Fideicomisarios de la Cartera Principal de Inversion ("Master Investment Portfolio's Board of Trustees").

     (7) Servir como asegurador de titulos de otros emisores, excepto en la medida de que la Cartera puede considerarse un asegurador bajo el Securities Act de 1933 y sus enmiendas, en virtud de disponer titulos en cartera.

     (8) Invertir 25% o mas del total de sus activos en los titulos de emisores de ninguna industria en particular ni grupo de industrias estrechamente relacionadas con la excepcion que no habra ningun limite con respecto a inversiones en (i) obligaciones del gobierno de

          EE.UU. o sus agencias; y (ii) cualquier industria en la cual el Indice S&P 500 llega a concentrarse, hasta el mismo nivel durante el mismo periodo.

     (9) Emitir ningun titulo preferente (segun definido en la Seccion 18(f) de la Ley de 1940), excepto en la medida que las actividades permitidas en las Restricciones de Inversion Nos. 3 y 5 pueden considerarse el motivo de un titulo preferente.

     (10) Comprar titulos a margen, pero la Cartera puede realizar depositos de margen a proposito de transacciones en opciones, contratos a plazo, contratos de futuros, incluyendo aquellos relacionados con indices, y opciones sobre contratos de futuros o indices.

Politicas no fundamentales. La Cartera Principal del Indice S&P 500 no puede, como asunto de politica de operacion:

     (1) Invertir en los titulos de una compania para el proposito de ejercer administracion o control, pero la Cartera votara los titulos que posee en su cartera como un accionista de acuerdo con sus puntos de vista.

     (2) Empenar, gravar o hipotecar sus activos, excepto en la medida necesaria para asegurar prestamos permitidos y hasta el punto necesario en compras de titulos antes de su emision o de compromiso a plazo y el deposito de activos en una cuenta de custodia con el proposito de suscribir opciones cubiertas de compra o venta y convenios de colateral y margen inicial o variable con respecto a opciones, contratos a plazo, contratos de futuros, incluyendo aquellos relacionados con indices, y opciones sobre contratos de futuros o indices.

     (3) Comprar, vender o suscribir opciones de venta, de compra, o combinaciones de las dos, excepto segun puede describirse en los documentos de oferta de la Cartera.

     (4) Comprar titulos de cualquier compania con menos de tres anos continuos de operaciones (incluyendo operaciones de cualquier predecesor) a menos que los titulos sean completamente garantizados o asegurados por el gobierno de EE.UU., un estado o comunidad ("commonwealth"), posesion, territorio, el Distrito de Colombia o por una entidad en existencia por un minimo de tres anos, o que los titulos sean respaldados por los activos o la renta de cualquiera de las entidades antedichas, si tal compra causara que el valor de sus inversiones en todas las companias de este tipo excediera del 5% del valor de sus activos totales.

     (5) Suscribir acuerdos de readquisicion que estipulan su cancelacion en mas de siete dias despues de la notificacion o comprar titulos que son iliquidos, si en su conjunto, mas del 15% del valor de los activos netos de la Cartera estaria invertido de esa manera.

     (6) Comprar titulos de otras companias de inversion, excepto en la medida permitida por la Ley de 1940.

     (7) Comprar o retener titulos de cualquier emisor, si algunos de los gerentes o Fideicomisarios de Diversified Investors Trust, Cartera

          Principal de Inversion, o Barclays o Diversified, en forma individual poseen con derecho propio mas de la mitad de un por ciento (0.5%) de los titulos del emisor y en conjunto poseen con derecho propio mas del 5% de tales titulos.

     La Junta Directiva de Fideicomisarios de la Cartera Principal de Inversion puede cambiar las politicas no fundamentales (1) a (7) en cualquier momento.

TRANSACCIONES DE CARTERA Y COMISIONES DE CORRETAJE

Excepto cuando pueda ser requerido para asegurar la satisfaccion de ciertas pruebas aplicables a companias de inversion reguladas bajo el Codigo, se puede realizar cambios en la cartera sin considerar la cantidad de tiempo que se ha tenido un titulo, ni si una venta resultase en una ganancia o perdida. Por lo tanto, la tasa de revolvencia de la cartera no es un factor de limitacion cuando es apropiado hacer cambios. La Cartera ejecutara operaciones si el Subasesor respectivo cree que los resultados netos de la transaccion (incluyendo cargos del custodio) ayudaran a lograr el objetivo de inversion del Fondo.

Las compras y ventas de titulos de un Fondo pueden ser transacciones primarias, es decir que se pueden comprar titulos directamente del emisor o de un asegurador o de un creador de mercados para aquellos titulos. Normalmente no hay ningunas comisiones de corretaje por tales compras y, por lo tanto, los Fondos no anticipan pagos de comisiones de corretaje por tales transacciones.

TRANSACCIONES DE CORRETAJE. Para las transacciones del fondo, los asesores de cada Fondo pueden emplear a corredores o agentes quienes tambien proveen servicios de corretaje y de investigacion al Fondo u otras cuentas sobre las cuales los asesores ejercen discrecion de inversion. Un Fondo puede "pagar mas" ("pay up") por servicios de corretaje, lo cual quiere decir que esta autorizado a pagar una comision a un corredor o agente por servicios de corretaje e investigacion al ejecutar una transaccion de la Cartera, que es mayor a la que hubiera pagado a otro corredor o agente. No obstante, un Fondo "pagara mas" unicamente si el asesor respectivo determina en buena fe que la comision mas alta es razonable dados los servicios de corretaje e investigacion proveidos, en terminos de la transaccion particular o sobre todas las cuentas sobre las cuales los asesores ejercen discrecion de inversion.

Las decisiones de inversion de un Fondo se realizaran independientemente de aquellas para cualquier otra cuenta o compania de inversion que esta administrada, o en el futuro puede llegar a estar, por el Subasesor del Fondo o sus afiliados. No obstante, si el Fondo y otras companias de inversion o cuentas administradas por el Subasesor estan participando simultaneamente en la compra o venta del mismo titulo, las transacciones pueden ser prorrateadas en cuanto a precio y asignadas de forma equitativa a cada cuenta. En algunos casos, esta politica podria afectar adversamente el precio pagado o recibido por un Fondo o el tamano de la posicion que el Fondo podria conseguir. Adicionalmente, cuando compras o ventas del mismo titulo para el Fondo y para otras companias de inversion administradas por el Subasesor ocurren contemporaneamente, las ordenes de compra o venta se pueden agregar para obtener las ventajas de precio disponibles a compras o ventas de grandes importes.

     Las siguientes Carteras pagaron las comisiones de corretaje aproximadas que se indican para los anos fiscales anotados a continuacion:

Cartera Balanced:
     Ano Fiscal que termino el 31 de diciembre de 1996:$317,179
     Ano Fiscal que termino el 31 de diciembre de 1997:$324,465
     Ano Fiscal que termino el 31 de diciembre de 1998:$488,301

Cartera Equity Income:
     Ano Fiscal que termino el 31 de diciembre de 1996:$565,943
     Ano Fiscal que termino el 31 de diciembre de 1997:$659,256
     Ano Fiscal que termino el 31 de diciembre de 1998:$855,733

Cartera Equity Value:
     Ano Fiscal que termino el 31 de diciembre de 1996:$64,207
     Ano Fiscal que termino el 31 de diciembre de 1997:$548,229
     Ano Fiscal que termino el 31 de diciembre de 1998:$890,565

Cartera Growth & Income:
     Ano Fiscal que termino el 31 de diciembre de 1996:$397,075
     Ano Fiscal que termino el 31 de diciembre de 1997:$390,268
     Ano Fiscal que termino el 31 de diciembre de 1998:$728,627

Cartera Equity Growth:
     Ano Fiscal que termino el 31 de diciembre de 1996:$670,631
     Ano Fiscal que termino el 31 de diciembre de 1997:$483,139
     Ano Fiscal que termino el 31 de diciembre de 1998:$853,305

Cartera Special Equity:
     Ano Fiscal que termino el 31 de diciembre de 1996:$678,431
     Ano Fiscal que termino el 31 de diciembre de 1997:$1,017,376
     Ano Fiscal que termino el 31 de diciembre de 1998:$1,495,526

Cartera Aggressive Equity:
     Ano Fiscal que termino el 31 de diciembre de 1996:$15,490
     Ano Fiscal que termino el 31 de diciembre de 1997:$48,943
     Ano Fiscal que termino el 31 de diciembre de 1998:$114,263

Cartera International Equity:
     Ano Fiscal que termino el 31 de diciembre de 1996:$211,629
     Ano Fiscal que termino el 31 de diciembre de 1997:$295,967
     Ano Fiscal que termino el 31 de diciembre de 1998:$414,060

                        INFORMACION SOBRE EL DESEMPENO

     Se puede citar el desempeno de los Fondos en la publicidad, informes para accionistas y otras comunicaciones. Cada Fondo puede decir su rendimiento y/o su rentabilidad total para ciertos periodos y tambien puede citar evaluaciones de fondos de varias fuentes, tales como Russell Data Services (una division de Frank Russell Company), Lipper Analytical Services, Inc., Weisenberger Investment Company Service, Morningstar, Inc., y CDA. Las cifras del desempeno se calculan de la siguiente manera para cada Fondo:

RENDIMIENTO

FONDO MONEY MARKET:

     Para el Fondo Money Market, se calcula el rendimiento de acuerdo con un metodo uniforme que involucra el determinar el cambio neto en el valor de una cuenta hipotetica de un Fondo Money Market ya existente que tenga un balance de una accion de una clase al comienzo de un periodo de siete dias calendarios, durante el cual se cotizara el rendimiento , dividiendo el cambio neto por el valor de la cuenta al comienzo del periodo para obtener el rendimiento del periodo base, y entonces anualizando los resultados (eso es, multiplicando el rendimiento del periodo base por 365/7). El cambio neto en el valor de la cuenta refleja el valor de acciones adicionales de una clase comprada con dividendos declarados sobre la accion original y cualquier accion adicional y honorarios que se podran cargar a las cuentas de accionistas, en proporcion con la duracion del periodo base y el tamano promedio de cuenta del Fondo Money Market, pero no incluye ganancias o perdidas realizadas ni apreciaciones o depreciaciones no realizadas. El rendimiento anualizado efectivo se calcula anadiendo 1 al rendimiento del periodo base (calculado segun detallado arriba), elevando aquella suma a la potencia igual a 365 dividido por 7, y restando 1 del resultado.

     El rendimiento fluctuara y no es necesariamente representativo de los resultados futuros. El inversionista debe tener en cuenta que el rendimiento es una funcion del tipo y calidad de los instrumentos tenidos por el Fondo Money Market, del vencimiento de la cartera y de los gastos de operacion. El principal de un inversionista en el Fondo Money Market no esta garantizado. Vea "Determinacion del Valor del activo neto" para una discusion de la manera en la cual se determina el precio por accion de cada clase del Fondo Money Market.

     De vez en cuando, el Fondo Money Market puede hacer referencia en su publicidad y literatura de venta al crecimiento de los activos administrados por Diversified o el Subasesor del Fondo a lo largo de ciertos periodos de tiempo.

     Se puede emplear informacion comparativa de desempeno de vez en cuando en la publicidad o marketing de las acciones de cada clase del Fondo Money Market, incluyendo datos de Lipper Analytical Services, Inc., Morningstar, Inc., CDA y otras publicaciones.

     El rendimiento efectivo anualizado de siete dias de las acciones de Diversified Class del Fondo Money Market para el ano que termino el 31 de diciembre de 1998 fue 5.00%. Durante el mismo periodo, el redito anualizado efectivo de siete dias, basado en los dividendos declarados diariamente y reinvertidos mensualmente, de las acciones de Diversified Class del Fondo Money Market fue 5.12%.

TODOS LOS DEMAS FONDOS:

     El rendimiento citado de cada clase se basara en los ingresos netos anualizados de inversion, por accion de la Clase, a lo largo de un periodo de 30 dias. El rendimiento actual por cada clase se calcula dividiendo los ingresos netos de inversion por unidad de la clase ganados durante el periodo por el valor del activo neto de la clase, el ultimo dia de aquel periodo. Entonces se anualiza la cifra resultante. Los ingresos netos de inversion por accion de una clase se determinan dividiendo (i) los dividendos e intereses ganados durante el periodo atribuibles a una clase, menos los gastos acumulados para el periodo atribuible a una clase por (ii) el numero promedio de acciones de la clase con derecho a recibir dividendos durante el periodo.

RENDIMIENTOS TOTALES

     El rendimiento total de cada clase se calculara para ciertos periodos determinando el promedio de las tasas anuales de rendimiento compuesto a lo largo de aquellos periodos que causarian que una inversion de $1,000 en una clase (con toda distribucion reinvertida) logre el valor de aquella inversion al final de los periodos. Los Fondos tambien pueden calcular las tasas de rendimiento totales que representan los desempenos acumulados a lo largo de un periodo de desempeno de ano en ano.

     Los rendimientos totales calculados para cualesquiera de los siguientes Fondos, durante cualquier periodo que incluye un periodo previo a la "fecha de reorganizacion", reflejaran el desempeno de la Cuenta Separada Combinada correspondiente. La "fecha de reorganizacion" es la fecha en la cual la Cuenta Separada Combinada correspondiente de The MONY Group, Inc. ("MONY") (anteriormente conocido como The Mutual Life Insurance Company of New York) presentada a continuacion, contribuyo todos sus activos a la Cartera correspondiente de Carteras de Diversified Investors, en las cuales el Fondo correspondiente invierte sus activos:

FONDO                                    CUENTA SEPARADA COMBINADA DE MONY

Money Market                             Cuenta Combinada No 4
High Quality Bond                        Cuenta Combinada No 15
Intermediate Government Bond             Cuenta Combinada No 10d
Government/Corporate Bond                Cuenta Combinada No 5
Balanced                                 Cuenta Combinada No 14
Equity Income                            Cuenta Combinada No 6
Growth & Income                          Cuenta Combinada No 10a
Equity Growth                            Cuenta Combinada No 1
Special Equity                           Cuenta Combinada No 10b
International Equity                     Cuenta Combinada No 12

     No obstante, se incluira el desempeno de las Cuentas Separadas Combinadas unicamente desde la fecha que la Cuenta Separada Combinada adopto sus objetivos, politicas y practicas de inversion, y fue administrada en una manera, en todo sentido material, igual al Fondo aplicable. Este desempeno de la Cuenta Separada Combinada ha sido ajustado en un recalculo unico para reflejar los honorarios, cargos y gastos, vigentes cuando las Carteras comenzaron sus operaciones. Las Cuentas Separadas Combinadas no fueron registradas bajo el Investment Company Act de 1940 y, por lo tanto, no han estado sujetas a ciertas restricciones de inversion impuestas por la Ley o el Codigo. Si las Cuentas Separadas Combinadas hubieran sido registradas bajo la Ley, es posible que el desempeno de su inversion hubiera sido afectado adversamente.

     La informacion historica de desempeno para periodos previos al establecimiento de las acciones Stephens Premium Class o acciones Stephens Institutional Class para un Fondo (aparte de los Fondos Intermediate Bond y Select Equity de Stephens) sera aquella de las acciones respectivas de Diversified Class para aquel Fondo, y se presentara de acuerdo con las interpretaciones aplicables del personal de la SEC.

     Cualquier dato del rendimiento o rentabilidad total dado para una clase de acciones de un Fondo no debe considerarse representativo del desempeno de aquella clase de acciones en el futuro, ya que el valor del activo neto de las acciones de la clase variara con base no solo en el tipo, calidad y vencimientos de los titulos tenidos en el Fondo o Cartera(s), pero tambien por los cambios en el valor actual de tales titulos y los cambios en los gastos de la clase de acciones y del Fondo y de la Cartera correspondiente. Es importante considerar estos elementos y las posibles diferencias entre los metodos empleados para calcular rendimientos y rentabilidades totales cuando se compara el rendimiento o rentabilidad total de una clase con las tasas de rendimiento o rentabilidad totales publicadas para otras companias de inversion u otros vehiculos de inversion. La rentabilidad total refleja el desempeno tanto del principal como de los ingresos.

COMPARACION DEL DESEMPENO DE FONDOS

     La comparacion del desempeno no estandarizado citado de las varias inversiones no es valida y unicamente lo sera si se calcula dicho desempeno de la misma manera. Debido a que existen distintos metodos de calcular el desempeno, los inversionistas deben considerar el efecto de los metodos empleados para calcular el desempeno cuando comparan el desempeno de un Fondo con el desempeno citado de otras companias de inversion u otros tipos de inversiones.

     Con el proposito de comunicar su desempeno a accionistas actuales o eventuales, un Fondo tambien puede comparar estas cifras con el desempeno de otros fondos mutuos seguidos por las agencias de clasificacion de fondos mutuos
o a indices no administrados que pueden presumir la reinversion de dividendos pero que generalmente no reflejan deducciones para costos administrativos. Una Cartera puede invertir en algunos instrumentos que no son elegibles para su inclusion en este tipo de indice, y se puede tener la prohibicion de invertir en algunos instrumentos incluidos en el. En la publicidad sobre un Fondo se pueden usar evaluaciones del desempeno de un Fondo hechas por fuentes independientes. Las fuentes para informacion del desempeno de un Fondo pueden incluir, pero no se limitan a, lo siguiente:

          Asian Wall Street Journal, un periodico semanal asiatico que muchas veces examina fondos mutuos que invierten internacionalmente.

          Barron's, un semanario comercial y financiero de Dow Jones and Company, Inc. que periodicamente examina los datos del desempeno de fondos mutuos.

     Business Week, un semanario comercial nacional que periodicamente informa sobre las evaluaciones y clasificaciones de desempeno de una variedad de fondos mutuos que invierten en el extranjero.

     Changing Times, The Kiplinger Magazine, una publicacion mensual de asesoria de inversiones que periodicamente presenta el desempeno de una variedad de titulos.

     Consumer Digest, una revista comercial/financiera mensual que incluye una seccion titulada "Money Watch" que presenta noticias financieras.

     Financial Times, el informe comercial de Europa, que de vez en cuando presenta articulos sobre fondos internacionales o de paises especificos.

     Financial World, una revista comercial/financiera general que incluye un departamento titulado "Market Watch" que informa sobre las actividades en la industria de fondos mutuos.

     Forbes, una publicacion comercial nacional que de vez en cuando informa sobre el desempeno de companias especificas de inversion en la industria de fondos mutuos.

     Fortune, una publicacion comercial nacional que periodicamente clasifica el desempeno de una variedad de fondos mutuos.

     Investor's Daily, un periodico diario que presenta noticias financieras, economicas y comerciales.

     Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, una publicacion semanal de promedios de fondos mutuos por toda la industria, por tipo de fondo.

     Money, una revista mensual que de vez en cuando presenta tanto fondos especificos como el conjunto de la industria de fondos mutuos.

     New York Times, un periodico distribuido por toda la nacion que regularmente presenta noticias financieras.

     Personal Investing News, una publicacion mensual de noticias que muchas veces informa sobre oportunidades de inversiones y las condiciones mercantiles.

     Success, una revista mensual dirigida hacia el mundo de empresarios y negocios crecientes, y muchas veces presenta datos sobre el desempeno de fondos mutuos.

     U.S. News and World Report, un semanario comercial nacional que periodicamente presenta datos sobre el desempeno de fondos mutuos.

     Wall Street Journal, un periodico de Dow Jones and Company, Inc. que regularmente presenta noticias financieras.

     Weisenberger Investment Companies Services, un compendio anual de informacion sobre fondos mutuos y otras companias de inversion, incluyendo datos comparativos sobre los antecedentes de fondos, politicas de administracion, caracteristicas sobresalientes, resultados de administracion, historiales de ingresos y dividendos, y variaciones de precios.

     Working Women, una publicacion mensual que presenta una seccion titulada "Financial Workshop" que informa sobre la industria financiera y de fondos mutuos.

     World Investor, una publicacion europea que periodicamente examina el desempeno de fondos mutuos estadounidenses que invierten internacionalmente.

     Tambien se puede comparar el desempeno de los Fondos de Asignacion Estrategica con los niveles comparativos que consisten en una combinacion de indices no administrados, tales como el Indice Lehman Aggregate Bond, el Indice Russell 1000 Value, el Indice Russell 2000 Small Cap, el Indice Salomon 90-Day Treasury, y el Indice EAFE GDP Equity. Cuando el desempeno de un Fondo de Asignacion Estrategica se compara con un nivel comparativo combinado, se revelara el porcentaje de cada indice no administrado incluido en el nivel comparativo.

                    DETERMINACION DEL VALOR DEL ACTIVO NETO;
                              VALUACION DE TITULOS

     Cada Fondo determina el valor del activo neto de cada clase de sus acciones cada dia en el cual la New York Stock Exchange esta abierta para comerciar. Como resultado, un Fondo normalmente determinara el valor del activo neto de sus clases cada dia laborable excepto los siguientes dias festivos: Dia de Ano Nuevo, Dia de Martin Luther King, Jr., Dia de los Presidentes, Viernes Santo, Dia de los Combatientes, Dia de la Independencia, Dia del Trabajador, Dia de Accion de Gracias y Navidad. Se realiza esta determinacion diaria del valor del activo neto al cierre normal de operaciones en la New York Stock Exchange, normalmente a las 4:00 de la tarde, hora de Nueva York, dividiendo los activos totales de un Fondo atribuibles a una clase, menos todas las obligaciones atribuibles a aquella clase, por el numero total de acciones de aquella clase que esten en circulacion a la hora de realizar la determinacion. Las compras y redenciones se efectuaran usando el valor del activo neto siguiente, despues de recibir cualquier solicitud de compra o redencion considerada en buen estado.

     Normalmente el comercio en titulos en la mayoria de las bolsas no estadounidenses y los mercados de ventanilla, se termina antes del cierre de operaciones normal en la New York Stock Exchange pero, tambien, pueden realizarse en aquellos dias cuando no abre la New York Stock Exchange. Si ocurren acontecimientos que materialmente afecten el valor de titulos no estadounidenses entre la hora cuando cerro la bolsa en la cual se comercian y la hora de calculo del valor del activo neto del Fondo, tales titulos pueden ser valuados a valor justo de acuerdo con procedimientos establecidos por y bajo la supervision general de la Junta Directiva de Fideicomisarios de los Fideicomisos de la Cartera y los Fideicomisos.

     Se valoraran los titulos de acciones al ultimo precio de venta en la bolsa donde se comercian primariamente o al precio de oferta en el sistema NASDAQ para emisiones no registradas en mercados nacionales o al ultimo precio cotizado a que se ofrecio para titulos en los cuales no hubo ninguna venta durante el dia o para titulos no registrados y no comunicados al sistema NASDAQ. Los bonos y demas titulos de ingresos fijos (aparte de obligaciones de corto plazo, pero incluyendo emisiones cotizadas) se valoraran con base a las valuaciones proveidas por un servicio tarifario, el uso del cual ha sido aprobado por la Junta Directiva de Fideicomisarios. Al realizar tales valuaciones, el servicio tarifario utiliza tanto las valuaciones proveidas por agentes y tecnicas electronicas para procesar datos que toman en cuenta elementos apropiados tales como el comercio de tamano institucional en grupos semejantes de titulos, rendimiento, calidad, tasa del cupon, vencimiento, tipo de emision, caracteristicas de comercio y otros datos mercantiles, sin depender exclusivamente en el precio cotizado ni en los precios de bolsa o de ventanilla, ya que se considera que tales valuaciones reflejan el valor justo de tales titulos en forma mas correcta. Las obligaciones a corto plazo que vencen en 60 dias o menos, se valoran al precio amortizado, el cual aproxima el valor justo segun determinado por la Junta Directiva de Fideicomisarios correspondiente. Los contratos de futuros y opciones que se comercian en bolsas de mercancias o de valores normalmente se valoran al precio de liquidacion en la bolsa en la cual comercian. Los titulos de Cartera (aparte de las obligaciones de corto plazo) para las cuales no existen tales cotizaciones ni valuaciones, se valoran al valor justo segun sea determinado de buena fe por la direccion de las Juntas Directivas de Fideicomisarios del Fideicomiso correspondiente o el Fideicomiso de Cartera.

     Los ingresos de intereses sobre obligaciones a largo plazo se determinan con base al interes acumulado mas la amortizacion del descuento (generalmente, la diferencia entre precio de emision y el precio de redencion al vencimiento) y prima (generalmente, el excedente del precio de compra por encima del precio de redencion al vencimiento). Los ingresos de intereses sobre obligaciones de corto plazo se determinan en base al interes y al descuento acumulado menos la amortizacion de la prima.

     Cualesquiera de los activos u obligaciones que estan denominados en monedas extranjeras se traducen a dolares de EE.UU. a la tasa oficial de cambio o, alternativamente, al promedio de los precios de compra y venta actuales de tales monedas contra el dolar de EE.UU. cotizados por un banco principal que es un participante regular en el mercado de cambios extranjero o con base en un servicio tarifario que toma en cuenta las cotizaciones proporcionadas por una variedad de tales bancos principales. Si ninguna de estas alternativas esta disponible o se considera que las dos no provean una metodologia apropiada para la conversion de una moneda extranjera al dolar de EE.UU., Diversified, bajo la supervision de la Junta Directiva de Fideicomisarios del Fideicomiso correspondiente o el Fideicomiso de Carteras, de buena fe, establecera una tasa de conversion para tal moneda.

     Una determinacion del valor justo empleado para calcular el valor del activo neto tiene que ser hecha de buena fe utilizando procedimientos aprobados por la Junta Directiva de Fideicomisarios de los Fideicomisos y los Fideicomisos de Carteras. Aunque no exista un solo estandar para determinar el valor justo, como regla general, el actual valor justo de un titulo parece ser la cantidad que un Fondo podria esperar recibir en el caso de su venta actual. Algunos, pero no necesariamente todos los factores generales que se pueden considerar al determinar el valor justo son: (a) los datos analiticos fundamentales relacionados con la inversion; (b) la naturaleza y duracion de las restricciones para la liquidacion de titulos; y (c) una evaluacion de las fuerzas que afectan el mercado en los cuales se compran y venden estos titulos. Sin limitar ni incluir todos los factores especificos que se pueden considerar al determinar el valor justo, algunos de los factores especificos son: el tipo de titulo, informes financieros del emisor, costo en la fecha de compra, tamano de la tenencia, descuento del valor de mercado, valor de titulos no restringidos de la misma clase a la hora de comprarlos, informes especiales preparados por analistas, informacion en cuanto a transacciones u ofertas con respecto al titulo, existencia de propuestas de fusiones o ofertas de proposiciones que afecten los titulos, precio y la magnitud del comercio publico en titulos semejantes del emisor o de companias comparables, y otros asuntos relevantes.

     Cada inversionista en cada Cartera, incluyendo un Fondo, puede anadir a o reducir su inversion en la Cartera cada dia que la New York Stock Exchange este abierta para comerciar. A partir de las 4:00 de la tarde (hora de Nueva York) (o cualquier cierro temprano del comercio normal en la Bolsa) de cada dia de este tipo, se determinara el valor del interes de cada inversionista en una Cartera, multiplicando el valor del activo neto de la Cartera por el porcentaje que representa la porcion de aquel inversionista de los intereses con derecho propio acumulados dentro de la Cartera. Cualquier adicion o reduccion que deben efectuarse aquel dia entonces seran efectuadas. El porcentaje del inversionista de los intereses con derecho propio acumulados en la Cartera entonces sera calculado de nuevo como un porcentaje en la forma descrita en la siguiente fraccion: (a) el numerador es igual al valor de la inversion de tal inversionista en la Cartera a partir de las 4:00 de la tarde (o el cierro temprano del comercio normal en la Bolsa) ese dia, mas o menos, como sea, la cantidad de las adiciones a o las reducciones netas en la inversion del inversionista en la Cartera efectuadas aquel dia, y (b) el denominador es igual al valor del activo neto acumulado de la Cartera a partir de las 4:00 de la tarde (o el cierro temprano del comercio normal en la Bolsa) ese dia, mas o menos, como sea, la cantidad de las adiciones a o las reducciones netas en las inversiones agregadas de la Cartera por todos los inversionistas en la Cartera. El porcentaje determinado de esta manera entonces se aplicara para determinar el valor del interes del inversionista en una Cartera a partir de las 4:00 de la tarde (o el cierro temprano del comercio normal en la Bolsa) al dia siguiente que abra la New York Stock Exchange para comerciar.

                                 ADMINISTRACION

     Cada Fondo excepto los Fondos de Asignacion Estrategica esta supervisado por la Junta Directiva de Fideicomisarios y The Diversified Investors Funds Group. Cada Fondo de Asignacion Estrategica esta supervisado por la Junta Directiva de Fideicomisarios de The Diversified Investors Strategic Allocation Funds. Cada Cartera excepto la Cartera S&P 500 Index Master esta supervisada por la Junta Directiva de Fideicomisarios y Carteras de Diversified Investors. La Cartera S&P 500 Index Master esta supervisada por la Junta Directiva de Fideicomisarios de las Carteras Principales de Inversion.

     Los Fideicomisarios y gerentes respectivos de cada Fideicomiso y los Fideicomiso de Carteras y sus ocupaciones principales durante los ultimos cinco anos se presentan a continuacion. Es posible que hayan variado sus titulos durante aquel periodo. Los asteriscos indican aquellos Fideicomisarios que son "personas interesadas" (segun esta definido en la Ley de 1940) de un Fideicomiso o un Fideicomiso de Carteras. A menos que se indique al contrario, la direccion de cada Fideicomisario y gerente de los Fideicomisos y Carteras de Diversified Investors es Four Manhattanville Road, Purchase, New York 10577 y la direccion de cada Fideicomisario y gerente de la Cartera Principal de Inversion es 111 Center Street, Little Rock, Arkansas 72201

                      FIDEICOMISARIOS DE CADA FIDEICOMISO

Robert Lester Lindsay...... Jubilado. Vicepresidente Ejecutivo, The MONY Group,
                            Inc. (anteriormente conocido como The Mutual Life
                            Insurance Company of New York) (antes de julio de
                            1989); Su direccion es Two Huguenot Center, Tenafly,
                            New Jersey 07670-2520.  Edad: 64

Nikhil Malvania............ Consultante de Administracion y Principal, Redding
                            Consultants (desde 1999); Socio, Deaner-Malvania
                            Associates (1991 a 1999).  Administrador y
                            Vicepresidente, Strategic Planning Associates (antes de
                            1991). Su direccion es 88 Perry Street, New York, New
                            York 10014. Edad: 47

Mark Mullin*............... Vicepresidente, Diversified (desde abril de 1995).
                            Administrador de Carteras, AEGON Netherlands (abril de
                            1993 a marzo de 1995).  Edad:  35

Joyce Galpern Norden....... Vicepresidenta, Institutional Advancement,
                            Recontructionist Rabbincal College (desde septiembre de
                            1996); Co-Directora, Woman's Health Clinical Research
                            Program Medical Center, Universidad de Pennsylvania
                            (1993 a septiembre de 1995).  Su direccion es 505 Redleaf
                            Road, Wynnewood, Pennsylvania.  Edad:  59

Tom A. Schlossberg*........ Presidente y Gerente Ejecutivo Principal, Diversified
                            (desde diciembre de 1993); Vicepresidente Ejecutivo y
                            Gerente de Operaciones de Pensiones, The MONY Group
                            (The Mutual Life Insurance Company of New York)
                            (enero de 1993 a diciembre de 1993).  Edad:  49

            FIDEICOMISARIOS DE LAS CARTERAS DE DIVERSIFIED INVESTORS

     Ademas de los siguientes Fideicomisarios, los Senores Schlossberg y Mullin sirven como Fideicomisarios de las Carteras de Diversified Investors.

Neal M. Jewell............. Consultor (desde 1995).  Fideicomisario Independiente,
                            EAI Select (una compania registrada de inversion)(desde
                            1995); Vicepresidente Ejecutivo (noviembre de 1991 a
                            enero de 1995), Director de Pensiones al Extranjero (enero
                            1990 a octubre de 1991), American International Group
                            Asset Management.  Su direccion es 355 Thornridge
                            Drive, Stamford, Connecticut  06903.  Edad:  64

Eugene M. Mannella......... Vicepresidente Ejecutivo, Investment Management
                            Services, Inc. (desde agosto de 1993).  Presidente, Brooks
                            Asset Management LLC; Presidente, Arapahs Partners
                            LLC; Vicepresidente Principal, Lehman Brothers, Inc.
                            (mayo de 1986 a agosto de 1993).  Su direccion es Two
                            Orchard Neck Road, Center Moriches, New York  11934
                            Edad:  45

Patricia L. Sawyer......... Presidenta y Consultor Ejecutiva de Investigaciones,
                            Smith & Sawyer LLC (desde 1990).  Su direccion es
                            Smith & Sawyer, LLC, P.O. Box 8063, Vero Beach,
                            Florida 32963 Edad: 48

    GERENTES DE CADA FIDEICOMISO Y DE LAS CARTERAS DE DIVERSIFIED INVESTORS

     El Sr. Schlossberg es Presidente, Gerente Ejecutivo Principal y Presidente de la Junta. Cada uno de los otros gerentes tambien lleva la misma posicion indicada con cada Fideicomiso y con las Carteras de Diversified Investors.

Robert F. Colby............ Secretario, Vicepresidente y Abogado Corporativo
                            Principal, Mutual Life Insurance Company of New York
                            (abril de 1993 a diciembre de 1993); Vicepresidente y
                            Abogado General, Diversified (desde noviembre de 1993);
                            Vicepresidente de Diversified Investors Securities Corp.
                            ("DISC") (desde noviembre de 1993); Vicepresidente y
                            Subsecretario, AUSA Life Insurance Company, Inc.
                            (desde marzo de 1995).  Edad: 43

Alfred C. Sylvain.......... Tesorero; Vicepresidente (desde abril de 1994), Tesorero
                            y Subsecretario (desde noviembre de 1993) de
                            Diversified; Director (desde febrero de 1995) y Tesorero
                            (desde enero de 1994) de DISC.  Edad:  47

John F. Hughes............. Subsecretario; Vicepresidente y Abogado Mayor,
                            Diversified (desde noviembre de 1993); Vicepresidente,
                            AUSA Life Insurance Company (desde noviembre de
                            1993); Subsecretario, DISC (desde noviembre de 1993).
                            Edad: 57

     La Declaracion de Fideicomiso de cada Fideicomiso especifica que cada Fideicomiso indemnizara a sus Fideicomisarios y gerentes segun descrito a continuacion bajo "Descripcion de los Fideicomisos; Acciones de Fondos."

            FIDEICOMISARIOS DE LAS CARTERAS PRINCIPALES DE INVERSION

Jack S. Euphrat............ Inversionista Privado.  Su direccion es 415 Walsh Road,
                            Atherton, California  94027  Edad:  76

R. Greg Feltus*............ Vicepresidente Ejecutivo Principal de Stephens, Inc.;
                            Director del Financial Services Group; Presidente de
                            Stephens Insurance Services, Inc.; Vicepresidente
                            Principal de Stephens Sports Management Inc.; y
                            Presidente de Investors Brokerage Insurance.  Edad:  47

W. Rodney Hughes*.......... Inversionista Privado.  Su direccion es 31 Dellwood
                            Court, San Rafael, California  94901.  Edad:  72

                 GERENTES DE LA CARTERA PRINCIPAL DE INVERSION

        El Sr. Feltus es Presidente de la Cartera Principal de Inversion

Richard H. Blank, Jr....... Gerente Principal de Operaciones, Secretario y Tesorero
                            de las Carteras Principales de Inversion; Vicepresidente de
                            Stephens, Inc.; Director de Stephens Sports Management,
                            Inc.; y Director de Capo Inc.  Edad: 42

                                 COMPENSACION

     Para el ano fiscal que termino el 31 de diciembre de 1998, los Fideicomisos proveyeron la siguiente compensacion a los Fideicomisarios.

--------------------- --------------- ---------------- ----------------- ------------- ---------------
                                                         BENEFICIOS DE                  COMPENSACION
                                                           PENSION O                       DE LOS
                                                          JUBILACION                    FIDEICOMISOS
                       COMPENSACION     COMPENSACION      ACUMULADOS     ESTIMACION DE   Y COMPLEJO
                         TOTAL DE         TOTAL DE     COMO PARTE DE LOS  BENEFICIOS     DE FONDOS
NOMBRE DE LA PERSONA,   DIVERSIFIED      STRATEGIC     GASTOS DEL FONDO   ANUALES AL      PAGADO A
TITULO                INVESTORS TRUST ALLOCATION TRUST     DEL FONDO       JUBILARSE   FIDEICOMISARIOS
--------------------- --------------- ---------------- ----------------- ------------- ---------------
TOM A. SCHLOSSBERG,
FIDEICOMISARIO            Ninguna         Ninguna           Ninguna         Ninguna        Ninguna
--------------------- --------------- ---------------- ----------------- ------------- ---------------
ROBERT L. LINDSAY,
FIDEICOMISARIO            $9,750          $3,250            Ninguna         Ninguna        $13,000
--------------------- --------------- ---------------- ----------------- ------------- ---------------
NIKHIL MALVANIA,
FIDEICOMISARIO            $9,750          $3,250            Ninguna         Ninguna        $13,000
--------------------- --------------- ---------------- ----------------- ------------- ---------------
MARK MULLIN,
FIDEICOMISARIO            Ninguna         Ninguna           Ninguna         Ninguna        Ninguna
--------------------- --------------- ---------------- ----------------- ------------- ---------------
JOYCE GALPERN
NORDEN,                   $9,750          $3,250            Ninguna         Ninguna        $13,000
FIDEICOMISARIO
--------------------- --------------- ---------------- ----------------- ------------- ---------------

     Para el ano fiscal que termino el 31 de diciembre de 1998, las Carteras de Diversified Investors proveyeron la siguiente compensacion a sus
Fideicomisarios.

--------------------- --------------------- --------------------- ---------------------- -------------------
                                            BENEFICIOS DE PENSION                        COMPENSACION DE LOS
                                                O JUBILACION                                FIDEICOMISOS Y
                       COMPENSACION TOTAL      ACUMULADOS COMO        ESTIMACION DE      COMPLEJO DE FONDOS
NOMBRE DE LA PERSONA,    DE CARTERAS DE      PARTE DE LOS GASTOS  BENEFICIOS ANNUALES AL       PAGADO A
TITULO                DIVERSIFIED INVESTORS       DEL FONDO             JUBILARSE          FIDEICOMISARIOS
--------------------- --------------------- --------------------- ---------------------- -------------------
TOM A. SCHLOSSBERG,
FIDEICOMISARIO               Ninguna               Ninguna               Ninguna               Ninguna
--------------------- --------------------- --------------------- ---------------------- -------------------
NEAL M. JEWELL,
FIDEICOMISARIO               $9,750                Ninguna               $4,500                $14,250
--------------------- --------------------- --------------------- ---------------------- -------------------
EUGENE M. MANNELLA,
FIDEICOMISARIO               $9,750                Ninguna               $4,500                $14,250
--------------------- --------------------- --------------------- ---------------------- -------------------
MARK MULLIN,
FIDEICOMISARIO               Ninguna               Ninguna               $3,250                $3,250
--------------------- --------------------- --------------------- ---------------------- -------------------
PATRICIA L. SAWYER,
FIDEICOMISARIO               $13,000               Ninguna               Ninguna               $13,000
--------------------- --------------------- --------------------- ---------------------- -------------------

     Para el ano fiscal que termino el 28 de febrero de 1999, la Cartera Principal de Inversion proveyo la siguiente compensacion a sus Fideicomisarios.


--------------------- ------------------- -------------------- ------------------ -------------------
                                             BENEFICIOS DE                        COMPENSACION DE LOS
                         COMPENSACION     PENSION O JUBILACION                     FIDEICOMISARIOS Y
                      TOTAL DE LA CARTERA   ACUMULADOS COMO      ESTIMACION DE    COMPLEJO DE FONDOS
NOMBRE DE LA PERSONA,    PRINCIPAL DE     PARTE DE LOS GASTOS  BENEFICIOS ANUALES      PAGADO A
TITULO                     INVERSION           DEL FONDO          AL JUBILARSE     FIDEICOMISARIOS1
--------------------- ------------------- -------------------- ------------------ -------------------
JACK S. EUPHRAT,
FIDEICOMISARIO              Ninguna             Ninguna             Ninguna             $11,250
--------------------- ------------------- -------------------- ------------------ -------------------
R. GREG FELTUS,
FIDEICOMISARIO              Ninguna             Ninguna             Ninguna             Ninguna
--------------------- ------------------- -------------------- ------------------ -------------------
THOMAS S. GOHO,
FIDEICOMISARIO              Ninguna             Ninguna             Ninguna             $11,250
--------------------- ------------------- -------------------- ------------------ -------------------
W. RODNEY HUGHES,
FIDEICOMISARIO              Ninguna             Ninguna             Ninguna             $11,000
--------------------- ------------------- -------------------- ------------------ -------------------
J. TUCKER MORSE,
FIDEICOMISARIO              Ninguna             Ninguna             Ninguna             $11,000
--------------------- ------------------- -------------------- ------------------ -------------------


1 Cartera Principal de Inversion y Masterworks Funds Inc. se consideran como miembros del mismo complejo de fondos, segun se define este termino en el Formulario N-1A bajo la Ley de 1940 (el "Barclays Fund Complex"). Stagecoach Funds, Inc., Stagecoach Trust y Life & Annuity Trust en conjunto forman un complejo de fondos separado (el "Wells Fargo Fund Complex"). Cada uno de los Fideicomisarios y el gerente principal de la Cartera Principal de Inversion sirve en la capacidad identica de director/fideicomisario y/o gerente de cada compania de inversion de administracion abierta en ambos Complejos de Fondos:
Barclays y Wells Fargo. Los Fideicomisarios son compensados por otras companias y fideicomisos dentro de los complejos de fondos por sus servicios como Directores/Fideicomisarios en tales companias y fideicomisos.

                        TENEDORES PRINCIPALES DE TITULOS

     Al dia 31 de marzo de 1999, los Fideicomisarios y gerentes de los Fideicomisos y los Fideicomisos de Carteras en conjunto tuvieron menos del 1% de las acciones en circulacion de cada clase de cada Fondo. Los siguientes inversionistas poseyeron en forma registrada o con derecho propio mas del 5% de las acciones en circulacion de Diversified Class de los siguientes Fondos.

     Al dia 31 de marzo de 1999, AUSA Life Insurance Company, Inc. ("AUSA"), Four Manhattanville Road, Purchase, New York 10577, y The MONY Group, Inc. ("MONY"), 1740 Broadway, New York, New York 10019, poseyeron los porcentajes siguientes de los intereses beneficiosos en circulacion de las Carteras indicadas (todos esos intereses estando tenidos en cuentas separadas de AUSA y MONY, respectivamente):

                                                    AUSA             MONY

Money Market                                       23.15%           21.44%
High Quality Bond                                  46.97%           24.34%
Intermediate Government Bond                       43.86%           17.36%
Government/Corporate Bond                          28.33%           38.43%
High-Yield Bond                                    30.20%           10.23%
Balanced                                           59.24%            1.78%
Equity Income                                      57.38%           24.58%
Equity Value                                       22.75%            5.07%
Growth & Income                                    46.85%            3.54%
Equity Growth                                      63.67%             --
Special Equity                                     44.30%           19.63%
Aggressive Equity                                  38.01%             --
International Equity                               38.19%           15.73%

     Al dia 31 de marzo de 1999, todas las acciones en circulacion de Stephens Premium Class y todas las acciones en circulacion de Stephens Institutional Class fueron poseidas en nombre de Stephens Inc., Special Custody Account for the Exclusive Benefit of Customers, 111 Center Street, Little Rock, Arkansas 72203.

     Al dia 31 de marzo de 1999, el Fondo S&P 500 Stock de Master Works Funds, Inc., 111 Center Street, Little Rock, Arkansas 72201, poseia aproximadamente el 66.5% de los titulos en circulacion con derecho a voto de la Cartera S&P 500 Index Master y podria considerarse una persona controladora de la Cartera para propositos de la Ley de 1940. Al dia 31 de marzo de 1999, Mass Mutual Indexed Equity Fund, 1295 State Street, Springfield, Massachusetts 01111, poseia aproximadamente el 11.94% de los titulos en circulacion con derecho a voto de la Cartera.

                       SERVICIOS CONSULTIVOS DE INVERSION

ASESORES DE INVERSION

     Diversified administra los activos de (a) cada uno de los siguientes
Fondos: Intermediate Bond de Stephens, Stock Index, Select Equity de Stephens y los Fondos de Asignacion Estrategica y (b) cada Cartera (excepto la Cartera S&P 500 Index Master), en cada caso por medio de un Acuerdo de Asesoria de Inversiones (el "Acuerdo de Asesoria de Diversified") con el Fideicomiso o Carteras de Diversified Investors, segun sea el caso, con respecto a cada Fondo
o Cartera, y sujeto a las politicas de inversion descritas en este documento y en los Prospectos de los Fondos. Sujeto a las politicas adicionales que pueda determinar la Junta Directiva de Fideicomisarios de los Fideicomisos y Carteras de Diversified Investors, Diversified proporciona consejos generales de inversion a cada Fondo y a cada Cartera.

     Barclays Global Fund Advisors administra los activos de la Cartera S&P 500 Index Master, de acuerdo con el Acuerdo de Asesoria de Inversion con la Cartera Principal de Inversion (el "Acuerdo de Asesoria de Barclays"). Sujeto a las politicas adicionales que la Junta Directiva de Fideicomisarios de los Diversified Investors Trusts pueda determinar, Diversified otorga supervision general en la inversion del Fondo Stock Index en la Cartera S&P 500 Index Master.

     Barclays proporciona consejos de inversion y orientacion de politicas con relacion a la Administracion de los activos de la Cartera S&P 500 Index Master. A partir del 31 de diciembre de 1999, Barclays y sus afiliados proveyeron servicios de asesoria para aproximadamente $650 mil millones en activos.

     Barclays, Barclays Bank PLC, la casa matriz indirecta de Barclays, y sus afiliados operan, comercian e invierten para su propia cuenta en los tipos de titulos en los cuales la Cartera S&P 500 Index Master puede invertir y pueden tener relaciones de deposito, prestamo y banca comercial con los emisores de titulos comprados por la Cartera S&P 500 Index Master.

     Para los Fondos Intermediate Bond y Select Equity de Stephens y cada Cartera (excepto la Cartera S&P 500 Index Master), Diversified ha entrado en un Acuerdo de Inversion de Subasesoria (cada uno un "Acuerdo de Subasesoria") con un Subasesor.

     El Acuerdo de Asesoria de Diversified y cada Acuerdo de Subasesoria dispone que Diversified o un Subasesor, como sea, puede proveer servicios a otros. Cada acuerdo puede terminarse sin penalidad con aviso escrito de un maximo de 60 dias y minimo de 30 dias por el Fondo o la Cartera, cuando autorizado por el voto de la mayoria de los inversionistas en el Fondo o Cartera (con el voto de cada uno siendo en proporcion a sus intereses) o por un voto de la mayoria de la Junta Directiva de Fideicomisarios del Fideicomiso o Carteras de Diversified Investors, segun sea el caso, o por Diversified con aviso escrito de un maximo de 60 dias y minimo de 30 dias, o por el Subasesor respectivo con aviso escrito de un minimo de 90 dias, y se terminara automaticamente en el caso de su cesion. Cada acuerdo dispone que ni Diversified ni el Subasesor ni sus empleados seran los responsables por cualquier error en juicio ni error de ley ni por ninguna perdida que surja de cualquier inversion ni por ningun acto ni omision en la ejecucion de transacciones de titulos por el Fondo o Cartera, excepto por una ejecucion deliberadamente ilicita, mala fe, negligencia grave o descuido imprudente de sus obligaciones y responsabilidades establecidas en el Acuerdo de Asesoria de Diversified y el Acuerdo de Subasesoria, segun sea el caso. El Acuerdo de Asesoria de Barclays puede terminarse sin penalidad con aviso escrito de 60 dias por cualquier parte.

     Diversified es una subsidiaria indirecta y propiedad absoluta de AEGON USA, Inc. ("AEGON"), una compania controladora de servicios financieros cuyo enfasis principal son los seguros de vida y salud, anualidades y productos de inversion. AEGON es una subsidiaria indirecta y propiedad absoluta de Aegon N.V., una corporacion de los Paises Bajos, lo cual es un grupo de seguros internacionales que cotiza en bolsa. Diversified fue constituida en 1992 con el proposito de funcionar como el asesor de inversiones de las Carteras.

     Diversified es una empresa de inversion dedicada a satisfacer las necesidades completas de patrocinadores de planes para la jubilacion y participantes, antes y despues de su jubilacion. Diversified provee servicios flexibles y de alta calidad en conjunto con el empleo de administradores de inversion independientes en una estructura innovada de inversion.

     Diversified provee servicios con respecto a $23 mil millones en activos de planes para la jubilacion y tiene oficinas en Charlotte, Chicago, Cincinnati, Dallas, Houston, New Orleans, New York, Philadelphia, Portland y San Francisco. Mantiene los archivos de 500,000 participantes y emplea a 700 personas dedicadas a la inversion y administracion de planes para la jubilacion. Sus empleados tienen un promedio de siete anos de experiencia en planes de jubilacion.

     Como expertos en personalizar soluciones de jubilacion, Diversified ofrece programas comprensivos de inversiones y servicios administrativos de alta calidad para patrocinadores de planes de beneficio definido, contribucion definida y organizaciones con fines no lucrativos. Diversified forma una asociacion con sus clientes para proveer excepcionales diseno de planes, programas de comunicaciones al participante, servicios de archivos ("recordkeeping") y consejos tecnicos. La estructura de inversion de Diversified provee acceso a una variedad de alternativas complementarias de inversion que representan las mayores clases de activos a lo largo del espectro de riesgo a recompensa.

     Se seleccionan los Subasesores entre mas de 4,000 empresas independientes a traves de un proceso riguroso de seleccion de administradores de carteras, el cual incluye la investigacion de la clase de activos bajo la administracion del subasesor potencial, su historial, su estructura organica, su equipo de administracion, su consistencia en el desempeno y los activos bajo su administracion, se eligen cinco a diez subasesores posibles. De ese grupo, Diversified entonces selecciona cuidadosamente los tres subasesores posibles mas calificados, basado en la evaluacion del desempeno, estructura de posesion, empleados y filosofia, y regresa para una visita in-situ y un analisis cuantitativo y cualitativo por el comite de inversion. De aquellos tres subasesores posibles, Diversified contrata entonces el subasesor independiente mas calificado para cada Cartera, sujeto a la aprobacion de la Junta Directiva de Fideicomisarios de los Fideicomisos de Carteras de Diversified Investors, incluyendo una mayoria de los Fideicomisarios que no sean "personas interesadas" de Carteras de Diversified Investors. Con respecto unicamente a los Fondos Intermediate Bond y Select Equity de Stephens, Diversified nombro a Stephens Capital Management ("Stephens") como el Subasesor en el contexto de una alianza estrategica amplia con Stephens a traves de la cual Diversified Investors Trust hace que esten disponibles sus acciones Stephens Premium Class y acciones Stephens Institutional Class exclusivamente a clientes de Stephens. De acuerdo con los requisitos de la Ley de 1940, la seleccion de Stephens como el Subasesor de los Fondos Intermediate Bond y Select Equity fue aprobada por la Junta Directiva de Fideicomisarios del Diversified Investors Trust, incluyendo una mayoria de los Fideicomisarios que no son "personas interesadas" del Diversified Investors Trust, y el accionista inicial de los Fondos Intermediate Bond y Select Equity.

     Diversified monitorea cuidadosamente el desempeno de cada Subasesor a favor de un Fondo o una Cartera, teniendo en cuenta los objetivos y politicas de inversion y el nivel de riesgo. Diversified efectua una observacion y control comprehensivo del proceso de administracion de inversiones. Busca una administracion de carteras superior y actua resueltamente reemplazando administradores cuando es necesario. Desde la perspectiva del patrocinador del plan, el reemplazar al administrador y no al fondo de inversion es una ventaja clave para evitar gastos y las dificultades de re-inscribir participantes o de interrumpir la administracion del plan establecida.

     Las Carteras de Diversified Investors han obtenido una orden de exencion ("exemptive order" en ingles) de la Securities and Exchange Commission, la cual permite que las Carteras obtengan los servicios de uno o mas subasesores sin la aprobacion de inversionistas ni accionistas. La orden de exencion tambien permite que se cambien las condiciones de los acuerdos de subasesoria y que el empleo de subasesores continue despues de eventos que de otra manera causarian la terminacion automatica de un acuerdo de subasesoria, en cada caso sin la aprobacion de los accionistas, si aquellos cambios o continuacion fueran aprobados por la Junta Directiva de Fideicomisarios de la Cartera. Si se anadiera o cambiara un subasesor sin la aprobacion de los accionistas, los Prospectos serian revisados y se les notificaria a los accionistas. Antes de que una Cartera dependa de la orden de exencion los inversionistas de la Cartera tienen que aprobarla.

     La evaluacion de administradores muy disciplinada sobre una base cuantitativa y cualitativa es un proceso continuo. El Manager Monitoring Group de Diversified acumula y analiza su desempeno y el Investment Committee de Diversified lo revisa. La atribucion del desempeno, relaciones del riesgo a rendimiento y la valoracion de compra y venta se preparan mensualmente y, cada trimestre, se completa un repaso mas completo que consiste en visitas al administrador, analisis fundamental y analisis de estadisticas. Se lleva un analisis trimestral extensivo para asegurar que el fondo esta administrado de acuerdo con sus objetivos. Semestralmente, el Investment Committee revisa la seleccion de administradores auxiliares, el analisis de regresion y hace comparaciones universales.

     Un numero de "banderas rojas" senalan un analisis mas extenso y frecuente del administrador. Estas banderas incluyen un rendimiento no consistente con el objetivo de inversion, cambios en el liderazgo de la subasesoria, en los propietarios o en los administradores de la cartera, grandes cambios en los activos bajo su administracion y cambios en filosofia o en disciplina. La respuesta inmediata a cualquier bandera roja es valorar el impacto potencial sobre la capacidad del subasesor de cumplir con los objetivos de inversion. Diversified monitoriza a los administradores independientes auxiliares adicionales de cada clase de inversion para que, si llega a ser necesario un cambio de administrador, se pueda efectuar la transicion oportunamente.

     Morrison and Foerster LLP, abogado para la Cartera Principal de Inversion, ha aconsejado a la Cartera Principal de Inversion que Barclays y sus afiliados, pueden cumplir con los servicios contemplados en el acuerdo de asesoria de inversion entre Barclays y la Cartera y los Prospectos sin violar la Ley Glass-Steagall. No obstante, tal abogado tambien ha destacado que no existen interpretaciones ni decisiones administrativas ni judiciales de control y que futuras interpretaciones administrativas o judiciales de, o decisiones relacionadas con las actuales leyes federales y estatales, incluyendo la Ley Glass-Steagall, y reglamentos relacionados con las actividades permisibles de bancos y sus subsidiarios o afiliados ademas de cambios futuros en tales leyes, reglamentos y decisiones o interpretaciones judiciales o administrativas, podrian prevenir que tales entidades continuen a cumplir tales servicios, enteramente o en parte. Si se prohibiria a Barclays que cumpliera tales servicios, se anticipa que se propondria un nuevo acuerdo con otra entidad o entidades que esten capacitadas para cumplir con tales servicios.

SUBASESORES

     Los Subasesores realizan las decisiones cotidianas de inversion para las Carteras (aparte de la Cartera S&P 500 Index Master, para la cual Barclays Global Fund Advisors es el asesor) y para los Fondos Intermediate Bond y Select Equity de Stephens, sujeto en todo caso a la supervision general de Diversified. Los Subasesores se presentan a continuacion:

CARTERA MONEY MARKET
CARTERA INTERMEDIATE GOVERNMENT BOND
CARTERA GOVERNMENT/CORPORATE BOND

Capital Management Group. Capital Management Group es una division de 1740 Advisers, Inc., un subsidiario propiedad absoluta de The MONY Group, Inc.

CARTERA HIGH QUALITY BOND

Merganser Capital Management Corporation. Merganser fue establecido en 1984 y es propiedad de algunos de sus empleados.

FONDO INTERMEDIATE BOND DE STEPHENS
FONDO SELECT EQUITY DE STEPHENS

Stephens Capital Management. Stephens Capital Management es una division de Stephens, Inc., lo cual es un subsidiario indirecto, propiedad absoluta de Stephens Group, Inc.

CARTERA HIGH-YIELD BOND

Delaware Investment Advisers. Delaware Investment Advisers es una serie de Delaware Management Business Trust. Delaware es propiedad indirecta de Lincoln National Corp.

CARTERA BALANCED

Aeltus Investment Management, Inc.
Payden & Rygel

Aeltus Investment Management, Inc. Aeltus fue formado en noviembre de 1972 y es un subsidiario indirecto, propiedad absoluta de Aetna, Inc.

Payden & Rygel. Payden fue formado en abril de 1984 y es propiedad de Joan A. Payden, John P. Isaacson y Scott A. King.

CARTERA EQUITY INCOME

Asset Management Group. Asset Management Group es una division de 1740 Advisers, Inc., lo cual es un subsidiario y propiedad absoluta de The MONY Group, Inc.

CARTERA EQUITY VALUE

Ark Asset Management Co., Inc. Ark fue formado en agosto de 1989 y es propiedad de Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. es propiedad de los empleados de Ark.

CARTERA GROWTH & INCOME

Putnam Advisory Company, Inc. Putnam fue formado en 1937 y es propiedad de Marsh & McLennon Companies, Inc.

CARTERA EQUITY GROWTH

Dresdner RCM Global Investors LLC
Montag & Caldwell Incorporated

Dresdner RCM Global Investors LLC fue establecido en 1996, cuando Dresdner Bank AG adquirio RCM Capital Management, LLC.

Montag & Caldwell Incorporated fue establecido en 1945 y es propiedad de Alleghany Corporation.

CARTERA SPECIAL EQUITY

Goldman Sachs Asset Management
Pilgrim Baxter & Associates, Ltd.
RS Investment Management, L.P.
Westport Asset Management, Inc.

Goldman Sachs Asset Management es una division separada en operacion de Goldman, Sachs & Co., una empresa bancaria de inversion mundial, con oficinas por todas partes de los Estados Unidos y del mundo. Goldman, Sachs & Co. adquirio Liberty Investment Management, Inc., la empresa previa, en enero de 1997. Hacia finales de la primavera o a principios del verano de 1999, el Goldman Sachs Group, L.P., la compania tenedora que controla Goldman, Sachs & Co., realizara una oferta inicial al publico. Simultaneamente con esta oferta, el Goldman Sachs Group, L.P., se fusionara con The Goldman Sachs Group, Inc.

Pilgrim Baxter & Associates, Ltd. fue formado en 1995 y es tenido por United Asset Management, Inc., una corporacion cotizada en bolsa.

RS Investment Management, L.P. fue establecido en 1999 y es propiedad indirecta de BankAmerica Corporation.

Westport Asset Management, Inc. fue formado en 1983 y es propiedad de algunos de sus empleados.

CARTERA AGGRESSIVE EQUITY

McKinley Capital Management, Inc. McKinley fue formado en marzo de 1991 y es propiedad de Robert B. Gillam.

CARTERA INTERNATIONAL EQUITY

Capital Guardian Trust Company. Capital Guardian fue formado en 1968 y es propiedad de Capital Group International, Inc., el cual es propiedad de The Capital Group Companies, Inc.

HONORARIOS POR ASESORIA

     Los honorarios de los Asesores con respecto a cada Fondo se describen en los Prospectos. Cada uno de los Subasesores tiene derecho a recibir un honorario de Diversified a un porcentaje anual del promedio de los activos netos diarios de cada Fondo.

        Para el ano fiscal que termino el 31 de diciembre de 1996, Diversified gano y voluntariamente renuncio los honorarios de asesoria segun indicado con respecto a las siguientes Carteras:

CARTERA                                        GANADO         RENUNCIADO
Money Market                                 $  445,832         $   680
High Quality Bond                               627,049              --
Intermediate Government Bond                    340,989          27,685
Government/Corporate Bond                     1,232,524              --
High-Yield Bond                                  60,742          60,742
Balanced                                        995,489              --
Equity Income                                 3,895,211              --
Equity Value                                     84,055          70,088
Growth & Income                               1,052,349          39,117
Equity Growth                                 1,730,632           1,462
Special Equity                                3,255,893          47,350
Aggressive Equity                                95,060          57,964
International Equity                            799,760          69,256

     Para el ano fiscal que termino el 31 de diciembre de 1997, Diversified gano y voluntariamente renuncio los honorarios de asesoria segun indicado con respecto a los siguientes Fondos y Carteras:

CARTERA                                        GANADO         RENUNCIADO
Money Market                                 $  553,205         $    --
High Quality Bond                               707,143              --
Intermediate Government Bond                    340,670          15,525
Government/Corporate Bond                     1,174,374              --
High-Yield Bond                                 182,367          49,946
Balanced                                      1,547,690              --
Equity Income                                 4,950,239              --
Equity Value                                    882,508          56,044
Growth & Income                               1,679,535              --
Equity Growth                                 2,405,212              --
Special Equity                                4,986,640              --
Aggressive Equity                               182,991          61,577
International Equity                          1,434,770          16,399
Fondo Short Horizon Strategic                     7,102              --
Allocation (Plazo Corto)
Fondo Intermediate Horizon                       26,257              --
Strategic Allocation (Plazo
Intermedio)
Fondo Intermediate/Long Horizon                  26,906              --
Strategic Allocation (Plazo
Intermedio a Largo)

     Para el ano fiscal que termino el 31 de diciembre de 1998, Diversified gano y voluntariamente renuncio los honorarios de asesoria segun indicado con respecto a los siguientes Fondos y Carteras:

CARTERA                                        GANADO         RENUNCIADO
Money Market                                 $  654,703         $    --
High Quality Bond                               753,726              --
Intermediate Government Bond                    491,360           2,380
Intermediate Bond                                12,711          12,711
Government/Corporate Bond                     1,606,383              --
Balanced                                      2,065,391              --
Equity Income                                 5,830,442              --
Equity Value                                  2,104,570          42,746
Growth & Income                               3,258,008              --
Equity Growth                                 3,276,416          11,336
Special Equity                                6,306,553           5,925
Select Equity                                        --              --
Aggressive Equity                               470,377          51,355
High-Yield Bond                                 423,436          27,930
International Equity                          2,029,625          30,764
Fondo Short Horizon Strategic                    18,752
Allocation (Plazo Corto)
Fondo Short/Intermediate Horizon                  2,667              --
Strategic Allocation (Plazo Corto a
Intermedio)
Fondo Intermediate Horizon                       77,416              --
Strategic Allocation (Plazo
Intermedio)
Fondo Intermediate/Long Horizon                  84,894              --
Strategic Allocation (Plazo
Intermedio a Largo)
Fondo Long Horizon Strategic                      7,044              --
Allocation (Plazo Largo)

                                 ADMINISTRADOR

     Diversified otorga servicios administrativos a los Fondos (aparte del Fondo Stock Index y los Fondos de Asignacion Estrategica) bajo el Acuerdo de Servicios de Agencia de Transferencia ("Services and Transfer Agency Services Agreement") con Diversified Investors Trust. Estos servicios administrativos incluyen informes reguladores y la provision de oficinas, equipos y empleados. Por estos servicios, Diversified recibe un honorario, el cual se calcula diariamente y se paga mensualmente, a una tasa anual de 0.30% del promedio de los activos diarios netos de cada Fondo. Diversified sirve como Administrador a los Fondos de Asignacion Estrategica, el Fondo Stock Index y las Carteras, de acuerdo con los Acuerdos de Asesoria respectivos y no recibe ninguna compensacion adicional por otorgar tales servicios administrativos.

     Cada uno de esos acuerdos estipula que Diversified puede otorgar servicios a terceros como administrador. Ademas, cada acuerdo termina automaticamente si se cede y puede ser terminado sin penalidad, en el caso de las Carteras de Diversified Investors, despues de un voto de la mayoria de los inversionistas en las Carteras de Diversified Investors (con el voto de cada uno siendo en proporcion a sus intereses) o, en el caso de un Fideicomiso, por un voto de la mayoria de los accionistas de tal Fideicomiso, o por cualquier parte con aviso escrito de un maximo de 60 dias y minimo de 30 dias. Cada acuerdo tambien dispone que ni Diversified ni sus empleados seran los responsables por cualquier error en juicio ni error de ley ni por ningun acto ni omision a proposito de los servicios administrativos proveidos a cualquiera de los Fondos
o Carteras, excepto por una ejecucion deliberadamente ilicita, mala fe, negligencia grave en cumplir con sus obligaciones o el descuido imprudente de sus obligaciones y responsabilidades bajo dichos acuerdos.

     La tabla a continuacion demuestra las cantidades totales en dolares pagadas a Diversified durante cada uno de los ultimos tres anos fiscales bajo el Acuerdo de Servicios de Agencia de Transferencia ("Services and Transfer Agency Services Agreement") con Diversified Investors Trust para cada Fondo indicado.

------------------------------ ---------------- --------------- ---------------
                                    Ano que         Ano que         Ano que
                               termino el 31 de  termino el 31   termino el 31
                                 diciembre de   de diciembre de de diciembre de
                                     1996            1997            1998
------------------------------ ---------------- --------------- ---------------
Money Market                       127,340           46,057          4,041
------------------------------ ---------------- --------------- ---------------
High Quality Bond                   41,881           12,485           995
------------------------------ ---------------- --------------- ---------------
Intermediate Government Bond        47,617           10,766           702
------------------------------ ---------------- --------------- ---------------
Intermediate Bond                   38,134            N/A             N/A
------------------------------ ---------------- --------------- ---------------
Government/Corporate Bond          128,256           32,264          1,854
------------------------------ ---------------- --------------- ---------------
Balanced                           230,507           96,418          7,590
------------------------------ ---------------- --------------- ---------------
Equity Income                      271,046          108,499          7,552
------------------------------ ---------------- --------------- ---------------
Equity Value                       155,106           25,218           185
------------------------------ ---------------- --------------- ---------------
Growth & Income                    352,106           89,771          5,720
------------------------------ ---------------- --------------- ---------------
Equity Growth                      287,621          111,789          4,949
------------------------------ ---------------- --------------- ---------------
Special Equity                     284,099          106,285          7,274
------------------------------ ---------------- --------------- ---------------
Select Equity                        N/A              N/A             N/A
------------------------------ ---------------- --------------- ---------------
Aggressive Equity                   57,689           11,835           169
------------------------------ ---------------- --------------- ---------------
High-Yield Bond                     54,840           18,353           465
------------------------------ ---------------- --------------- ---------------
International Equity               149,103           52,034          1,546
------------------------------ ---------------- --------------- ---------------

     Stephens Inc., ubicado en 111 Center Street, Little Rock, Arkansas 72201, y Barclays Global Investors, N.A., ubicado en 45 Fremont Street, San Francisco, California 94105, sirven como los co-administradores de la Cartera S&P 500 Index Master, de acuerdo con un Acuerdo de Co-Administracion con la Cartera. Bajo el Acuerdo de Co-Administracion, Stephens y Barclays Global Investors otorgan una supervision general a las operaciones de la Cartera, aparte de la provision de consejos de inversion. Los servicios administrativos otorgados a la Cartera tambien incluyen la coordinacion de los otros servicios otorgados a la Cartera, la compilacion de informacion para informes a la SEC y comisiones estatales de titulos, la preparacion de poderes de representacion e informes a los tenedores de acciones y la supervision general de la compilacion de datos a proposito de la preparacion de informes periodicos a la Junta Directiva de los Fideicomisarios y a los Gerentes de la Cartera. Ademas, Stephens provee oficinas y ciertas facultades para realizar negocios, y recompensa a los fideicomisarios, gerentes y empleados de la Cartera que estan afiliados con

Stephens. Stephens ha delegado algunas de sus responsabilidades administrativas a Investors Bank & Trust Company. Stephens y Barclays Global Investors no tendran derecho a recibir compensacion por estos servicios mientras cada uno reciba compensacion por proveer servicios co-administrativos a un fondo que invierte en la Cartera. Stephens tambien sirve como el agente de colocacion de las acciones de la Cartera.

                       CUSTODIO Y AGENTE DE TRANSFERENCIA

     De acuerdo con el Acuerdo de Servicios Administrativos y de Agencia de Transferencias (o el Acuerdo de Asesoria en el caso del Fondo Stock Index) con el Diversified Investors Trust y el Acuerdo de Asesoria con el Fideicomiso de Asignacion Estrategica, Diversified sirve como el agente de transferencia para cada uno de los Fondo (el "Agente de Transferencia"). El Agente de Transferencia mantiene una cuenta para cada accionista de un Fondo, y desempena otras funciones de agencia de transferencia, y sirve como el agente distribuidor de dividendos para cada Fondo.

     De acuerdo con los Acuerdos de Custodio, Investors Bank & Trust Company sirve como el custodio de los activos de cada uno de los Fondos y Carteras (el "Custodio"). Las responsabilidades del Custodio incluyen el proteger y controlar el efectivo y los titulos de cada Fondo y Cartera, el encargarse del recibo y la entrega de titulos, la determinacion y coleccion de los ingresos sobre las inversiones de cada Fondo y Cartera, el mantener libros de asientos originales para la contabilidad de las carteras y otros libros y cuentas requeridos, y el calcular el valor del activo neto diario de los intereses con derecho propio en cada Fondo y Cartera. Los titulos tenidos en los Fondos o Carteras pueden ser depositados en el Federal Reserve-Treasury Department Book Entry System o la Depository Trust Company y pueden ser tenidos por un banco subcustodio si tales arreglos son analizados y aprobados por la Junta Directiva de Fideicomisarios del Fideicomiso o Fideicomiso de Carteras aplicable, segun sea el caso. El Custodio no determina las politicas de inversion de los Fondos
o Carteras ni decide cuales titulos los Fondos o Carteras compran o venden. No obstante, un Fondo o Cartera puede invertir en titulos del Custodio y puede comerciar con el Custodio como principal en transacciones de titulos o cambios extranjeros. Por sus servicios, el Custodio recibira la compensacion que periodicamente sea determinada entre el y los Fideicomisos y los Fideicomisos de las Carteras.

                                   MISCELANEO

ACUERDO DE ALIANZA ESTRATEGICA ("STRATEGIC ALLIANCE AGREEMENT")

     Diversified y Stephens han entrado en un Acuerdo de Alianza Estrategica de acuerdo con el cual Diversified ha consentido (sujeto a y de acuerdo con sus responsabilidades fiduciarias y otras responsabilidades, incluyendo aquellas bajo la Investment Company Act of 1940 y la Investment Advisers Act of 1940), entre otras cosas, a (a) recomendar el establecimiento de las Stephens Institutional Class y Stephens Premium Class de los Fondos, (b) recomendar el establecimiento de los Fondos Intermediate Bond y Select Equity de Stephens, y
(c) proveer los servicios necesarios para establecer tales Clases y Fondos. Bajo las condiciones del Acuerdo, Diversified retendria de todos los ingresos atribuible a las Stephens Institutional Class y Stephens Premium Class de los Fondos ("Ingresos Brutos") un honorario igual a los siguientes porcentajes del promedio de los activos netos diarios atribuibles a las Acciones de Stephens Institutional Class y Stephens Premium Class de los Fondos: 0.14% de los primeros $250 millones en activos; 0.125% de los siguientes $500 millones en activos; 0.09% de los siguientes $750 millones en activos; 0.04% de los siguientes $250 millones en activos; 0.02% de los siguientes $250 millones en activos; y 0.01% de todos los activos mayores a $2 mil millones. Ademas, Diversified tendra derecho a pagar (o ser reembolsado) contra los Ingresos Brutos, los honorarios y gastos atribuibles al registro continuo y conformidad de las acciones de la clases Stephens Institutional y Stephens Premium incluyendo los costos atribuibles a los servicios de custodia, legales, de registro y de contabilidad. Stephens retendra el resto de los Ingresos Brutos.

     De acuerdo con el Acuerdo de Alianza Estrategica, Diversified ha consentido (sujeto a y de acuerdo con sus responsabilidades fiduciarias y otras responsabilidades, incluyendo aquellas bajo la Investment Company Act of 1940 y la Investment Advisers Act of 1940) a no recomendar que se establezcan clases adicionales de acciones de The Diversified Investors Funds Group, si tales acciones estarian disponibles para la venta a traves de un competidor de Stephens en ciertos mercados en los cuales participa Stephens. El Acuerdo se renueva automaticamente cada ano para un periodo de un ano, a no ser que sea terminado por cualquier parte por medio de una notificacion firmada.

GASTOS ADICIONALES DE LOS FONDOS

     Ademas de las cantidades pagaderas segun se ha descrito en otras partes de este Resumen de Informacion Adicional, cada Fondo es responsable por sus propios gastos, incluyendo la compensacion de los Fideicomisarios que no estan afiliados con Diversified, cualquier honorario gubernamental, impuestos, honorarios legales y de contabilidad, gastos resultantes de la comunicacion con sus inversionistas, gastos de interes y primas de seguros. Cada Fondo tambien es responsable por su parte proporcional de los gastos de la Cartera correspondiente, si los hubiere.

                                  TRIBUTACION

TRIBUTACION DE LOS FONDOS Y CARTERAS

     TRIBUTACION FEDERAL DE LOS FONDOS. Se considera cada uno de los Fondos una entidad separada para propositos de la tributacion federal. Cada Fondo ha elegido considerarse, y tiene la intencion de calificar cada ano, como una compania regulada de inversion ("RIC" por Regulated Insurance Company) para proposito de los impuestos federales sobre la renta cumpliendo con todos los requisitos aplicables del Subcapitulo M del Codigo, incluyendo requisitos en cuanto a la naturaleza de los ingresos brutos del Fondo, la cantidad de distribuciones del Fondo y la composicion de los activos de la cartera del Fondo. En el caso de que se cumpla con todos los requisitos de este tipo, generalmente ninguno de los Fondos tendra que pagar impuestos federales sobre la renta ni de consumo. Si un Fondo no calificara como una "compania regulada de inversion" en cualquier ano, el Fondo incurrira en un impuesto federal corporativo sobre sus ingresos gravables (de ese modo reduciendo el rendimiento realizado por los accionistas del Fondo) y las distribuciones del Fondo constituirian dividendos corporativos normales cuando sean distribuidas a los accionistas. No obstante, los planes de jubilacion calificados fiscalmente ("Planes") que tienen las acciones de un Fondo a favor de sus participantes, no incurririan en la obligacion del impuesto sobre la renta en tales distribuciones, con tal que tales Planes continuen exentos de los impuestos federales sobre la renta. Similarmente, los Fondos de Asignacion Estrategica, como accionistas de los Fondos, no necesariamente incurriran en obligaciones de impuestos sobre la renta en cuanto a tales distribuciones, con tal que sigan calificandose como "companias registradas de inversion" y distribuyan sus ingresos netos de inversion y plusvalia neta a sus accionistas, de acuerdo con los requisitos sobre oportunidad impuestos por el Codigo. No obstante, la falta por parte de los Fondos subyacentes de mantener su situacion como "companias reguladas de inversion" puede afectar adversamente a la capacidad de los Fondos de Asignacion Estrategica de mantener esta situacion.

     Los retiros por un Fondo de una Cartera generalmente no dan como resultado la realizacion por tal Fondo de una ganancia o una perdida para propositos de impuestos federales sobre la renta, excepto que (1) se realizara una ganancia hasta el punto de que cualquier efectivo distribuido exceda de la base del interes de un Fondo en su Cartera antes de la distribucion, (2) se realizaran ingresos o ganancias si el retiro es en la liquidacion del interes entero de un Fondo en los Fideicomisos de Cartera e incluya una parte desproporcionada de cualquier cantidad por cobrar no realizada tenida por los Fideicomisos de Cartera, y (3) se reconocera una perdida si la distribucion es una liquidacion de aquel interes entero y consiste unicamente de efectivo y/o cantidades por cobrar no realizadas. La base del interes de un Fondo en los Fideicomisos de Carteras generalmente es igual a la cantidad de efectivo y la base de cualquier propiedad que el Fondo invierta en una Cartera, aumentado por la parte del Fondo de los ingresos de aquella Cartera y reducida por la cantidad de cualquier distribucion en efectivo y la base de cualquier propiedad distribuida de aquella Cartera.

     TRIBUTACION FEDERAL DE LAS CARTERAS. Bajo las interpretaciones del Servicio de Ingresos Internos ("Internal Revenue Service") (1) para propositos de impuestos federales sobre la renta, se tratara a cada Cartera como una sociedad que no es una sociedad que cotiza en bolsa y (2) para propositos de determinar si un Fondo satisface los requisitos del Subcapitulo M del Codigo, se considerara que el Fondo, si tal Fondo es un inversionista en una Cartera, posee una parte proporcional de los activos de aquella Cartera y se considerara que tiene derecho a los ingresos de tal Cartera, atribuible a esa parte. Si los Fideicomisos de Cartera se consideran como sociedades para fines fiscales, como se espera, ninguno sera sujeto del impuesto sobre la renta. Por su parte, un Fondo tomara en cuenta, al calcular sus obligaciones del impuesto sobre la renta, su participacion en el ingreso, ganancias, perdidas, deducciones, creditos y rubros de preferencia tributaria, sin considerar el hecho de que haya recibido o no alguna distribucion en efectivo de los Fideicomisos de Cartera. Los Fideicomisos de Cartera han avisado a los Fondos que tiene la intencion de realizar las operaciones de las Carteras en forma tal que permita a inversionistas que inviertan substancialmente todos sus activos en las Carteras, incluyendo los Fondos, para satisfacer aquellos requisitos.

     RETENCION DE IMPUESTOS EXTRANJEROS. Los ingresos recibidos por un Fondo o Cartera de fuentes dentro de paises extranjeros pueden estar sujetos a la retencion y otros impuestos de tales paises; no se anticipa que las Carteras ni los Fondos puedan transferir a los accionistas de tal Fondo ningun credito fiscal extranjero con respecto a estos impuestos. Los convenios fiscales entre ciertos paises y los Estados Unidos pueden reducir o eliminar tales impuestos. Es imposible determinar la tasa efectiva de impuestos extranjeros de antemano, ya que la cantidad de activos para invertir en varios paises variara.

     TRIBUTACION DE CIERTOS ESTADOS. Los Fideicomisos estan constituidos como fideicomisos comerciales de Massachusetts y, bajo las leyes actuales, ningun Fideicomiso ni ningun Fondo es responsable por ningun impuesto de concesion ni sobre la renta en el Estado de Massachusetts, con tal que cada Fondo continue calificando como una RIC para propositos de impuestos federales sobre la renta. Las Carteras de Diversified Investors estan organizadas como un fideicomiso de Nueva York. Las Carteras de Diversified Investors no estan sujetas a ningun impuesto de concesion ni sobre la renta en el Estado de Nueva York. La inversion por ciertos Fondos en una Cartera no causa que aquel Fondo sea responsable por ningun impuesto de concesion ni sobre la renta en el Estado de Nueva York.

TRIBUTACION DE ACCIONISTAS

     TRIBUTACION DE DISTRIBUCIONES. Los Planes que invierten en cualquier Fondo generalmente no estaran sujetos a obligaciones tributarias sobre distribuciones de un Fondo ni redenciones de acciones de un Fondo. Mas bien, los participantes pagan impuestos cuando reciban distribuciones del Plan subyacente de acuerdo con las reglas bajo el Codigo que gobiernan la tributacion de tales distribuciones. Planes que de otra manera son generalmente exentos de la tributacion federal sobre sus ingresos, pueden ser gravados sobre las distribuciones del Fondo, y sobre cualquier ganancia realizada en la redencion de acciones del Fondo, cuando el Plan esta sujeto a las estipulaciones del Codigo sobre ingresos gravables por impuestos de actividades distintas a sus operaciones normales con respecto a su inversion en el Fondo porque, por ejemplo, su adquisicion de acciones en el Fondo fue financiada con deuda.

     Inversionistas individuales e institucionales, y Planes que por cualquier razon llegan a ser no exentos a la tributacion federal sobre ingresos, estaran sujetos a impuestos sobre distribuciones recibidas del Fondo sin consideracion al hecho de que tales distribuciones sean reinvertidas en acciones adicionales. Las distribuciones a tales inversionistas, aparte de la plusvalia neta, seran gravadas con impuestos como si fueran ingresos ordinarios; las distribuciones de la plusvalia neta seran gravadas con impuestos a tales inversionistas como plusvalia a largo plazo, sin considerar el periodo de tiempo que se han tenido las acciones en el Fondo. Ciertos dividendos declarados en octubre, noviembre o diciembre del ano calendario y pagados a un inversionista quien esta sujeto a impuestos sobre la distribucion en enero del ano calendario sucesivo seran gravados a tal inversionista como si hubieran sido pagados el 31 de diciembre del ano en el cual fueron declarados.

     Las distribuciones a inversionistas sujetos a impuestos tambien pueden gravar impuestos estatales y locales sobre la renta, aunque en tal caso, las distribuciones de un Fondo que se derivan del interes sobre obligaciones del gobierno de EE.UU. y ciertas de sus agencias (pero generalmente no de la plusvalia realizada a la venta de tales obligaciones) pueden ser exentas de los impuestos estatales y locales. Cada Fondo tiene la intencion de aconsejar a sus accionistas que parte de sus distribuciones consisten en tal interes.

     DEDUCCION DE DIVIDENDOS YA RECIBIDOS. Una porcion de los dividendos recibidos de un Fondo que invierte en acciones corporativas (pero ninguna de las distribuciones de la plusvalia de tal Fondo) puede calificar para la deduccion de dividendos ya recibidos para corporaciones. La disponibilidad de la deduccion para accionistas corporativos particulares esta sujeta a ciertas limitaciones, y las cantidades deducidas pueden estar sujetas al impuesto minimo alternativo y pueden resultar en ciertos ajustes a la base.

     COMPRA DE UN DIVIDENDO. Las distribuciones de los Fondos reducen el valor del activo neto por accion de un Fondo. Los accionistas que compran acciones justo antes de que el Fondo realice una distribucion deben pagar el precio completo por las acciones y entonces efectivamente recibir el reembolso de una porcion del precio de compra en forma de una distribucion, sujeta a impuestos en el caso de inversionistas que de otra manera estan sujetos a la tributacion sobre ingresos.

     CONSIDERACIONES ESPECIALES PARA PERSONAS NO-ESTADOUNIDENSES. Las distribuciones y ciertos otros pagos a personas que no son ciudadanos ni residentes de los Estados Unidos ni entidades estadounidenses ("Personas No-estadounidenses") generalmente estan sujetas a la retencion de impuestos de EE.UU. de un 30%. Cada Fondo tiene la intencion de retener los impuestos federales de EE.UU. sobre la renta a la tasa del 30% sobre una distribucion gravable y otros pagos, a Personas No-estadounidenses que estan sujetas a la retencion, sin considerar si es posible aplicar una tasa menor de acuerdo a un tratado aplicable. Cualquier cantidad retenida en exceso puede ser recuperada por tales personas, presentando una demanda para su reembolso al Servicio de Ingresos Internos de EE.UU. dentro del periodo de tiempo apropiado para tales demandas. Las distribuciones recibidas de un Fondo por Personas No-estadounidenses tambien pueden estar sujetas a impuestos de acuerdo a las leyes de sus propias jurisdicciones.

     RETENCION SUBSTITUTIVA. Tambien se requiere que, bajo ciertas circunstancias, cada Fondo haga una retencion substitutiva a la tasa de 31% sobre distribuciones e ingresos de redenciones gravables a impuestos pagados a cualquier accionista (incluyendo una Persona No-estadounidense) quien no entregue al Fondo cierta informacion y certificaciones o quienes de otra manera estan sujetas a la retencion substitutiva. No obstante, la retencion substitutiva no sera aplicada a pagos que han estado sujetos a la retencion de 30% aplicable a Personas No-estadounidenses.

     VENTA DE ACCIONES. Cualquier ganancia o perdida realizada por un accionista sujeta a impuestos federales sobre la renta, al vender o disponerse de otra manera de acciones de un Fondo, o al recibir una distribucion en la liquidacion completa de un Fondo, generalmente sera una plusvalia o perdida de capital que sera o a plazo largo o corto, dependiendo del periodo de tenencia del accionista para estas acciones. Cualquier perdida realizada sobre la venta
o intercambio de las acciones de un Fondo por tal accionista sera rechazada en la medida que las acciones vendidas son reemplazadas (incluso por acciones adquiridas mediante la reinversion de una distribucion) dentro de un periodo de 61 dias que comienza 30 dias antes de y termina 30 dias despues de la venta. En tal caso, la base de las acciones adquiridas sera ajustada para reflejar la perdida rechazada. Cualquier perdida realizada por tal accionista sobre una venta de las acciones de un Fondo tenidas por un maximo de seis meses se considerara como una perdida de capital a largo plazo afectando cualquier distribucion de plusvalia neta recibida por el accionista con respecto a tales acciones.

EFECTOS DE CIERTAS INVERSIONES Y POLITICAS DE INVERSION

     Las politicas actuales de dividendos y contabilidad de un Fondo afectaran la cantidad, oportunidad y caracter de las distribuciones a los accionistas, y puede causar, bajo ciertas circunstancias, que un reembolso de capital economico a accionistas sea gravable de manera diferente a como ellos pagan impuestos.

     CIERTOS INSTRUMENTOS DE DEUDA. Cualquier inversion en titulos con cupon cero, en bonos con interes diferido, en bonos de pago en especie, ciertos titulos sin cupones y ciertos titulos comprados a un descuento del mercado, causaran que un Fondo reconozca ingresos antes de haber recibido los pagos en efectivo con respecto a tales titulos. Para distribuir estos ingresos y para evitar un impuesto al Fondo, se puede requerir que una Cartera liquide titulos de cartera que de otra manera podria haber continuado teniendo, lo cual podria eventualmente proporcionar ganancias o perdidas adicionales gravables al Fondo.

     OPCIONES, ETCETERA. Las transacciones de un Fondo en opciones, contratos de futuros, contratos a plazo y ventas al descubierto "contra la caja" estaran sujetas a reglas especiales de impuestos que podrian afectar la cantidad, oportunidad y caracter de los ingresos y distribuciones a los accionistas de un Fondo. Por ejemplo, ciertas posiciones tenidas por un Fondo en el ultimo dia laborable de cada ano fiscal seran marcadas al precio del mercado (es decir, consideradas como si fueran liquidadas) aquel dia, y cualquier ganancia o perdida asociada con las posiciones se considerara como una plusvalia o perdida de capital de 60% a largo plazo y 40% a corto plazo. Ciertas posiciones tenidas por un Fondo que substancialmente disminuyen su riesgo de perdida con respecto a otras posiciones en su cartera y pueden constituir "arbitrajes" y pueden estar sujetas a reglas especiales de impuestos que causarian un diferimiento de las perdidas del Fondo, ajustes en los periodos de tenencia de titulos del Fondo, y conversion de perdidas de capital de plazo corto a plazo largo. Existen ciertas elecciones fiscales para arbitrajes que podrian alterar los efectos de estas reglas. El Fondo limitara sus actividades en opciones, contratos de futuros y contratos a plazo hasta el punto necesario para cumplir con los requisitos de Subcapitulo M del Codigo. No obstante, como resultado, una Cartera puede verse forzada a diferir la liquidacion de ciertas opciones y contratos de futuros mas alla del tiempo que seria ventajoso hacerlo.

     INVERSIONES EXTRANJERAS. Ciertas consideraciones especiales de impuestos se aplican con respecto a las inversiones extranjeras de un Fondo. Las ganancias y perdidas en el cambio de divisas realizadas por el Fondo generalmente seran consideradas como ingresos y perdidas ordinarios. La tenencia de monedas extranjeras para propositos que no sean de proteccion y la inversion por un Fondo en ciertas "companias de inversiones extranjeras pasivas" puede ser limitada para evitar un impuesto sobre el Fondo. Un Fondo puede elegir marcar a precio del mercado cualquier inversion en "companias de inversiones pasivas extranjeras" el ultimo dia de cada ano. Esta eleccion puede causar que el Fondo reconozca ingresos antes de recibir los pagos en efectivo con respecto a esas inversiones. Para distribuir estos ingresos y evitar los impuestos sobre el Fondo, se puede requerir que un Fondo liquide titulos de cartera que de otra manera podria haber continuado teniendo.

El texto siguiente no debe considerarse una discusion completa de los conceptos a que se hace referencia ni que cubre todas las disposiciones de importancia para los inversionistas. Se recomienda a los accionistas que consulten con sus propios asesores fiscales sobre las consecuencias fiscales que les afectarian a ellos en particular por una inversion en un Fondo.

                             PLANES DE DISTRIBUCION

     El Diversified Investors Trust ha adoptado un Plan de Distribucion los Fondos del Mercado Monetario, de Bonos, Balanceado y de Valores (cada uno un "Plan de Distribucion") de acuerdo con el Reglamento 12b-1 bajo diferente para cada clase de acciones de cada uno de la Ley de 1940, despues de haber concluido que existe una posibilidad razonable de que cada Plan de Distribucion beneficiara al Diversified Investors Trust, a la clase de acciones de cada Fondo cubierta por aquel Plan de Distribucion, y a los tenedores de acciones en cada una de tales clases. Los Planes de Distribucion disponen que el Distribuidor puede recibir un honorario de cada uno de los Fondos del Mercado Monetario, de Bonos, Balanceado o de Valores a una tasa anual que no exceda del 0.25% del promedio de los activos netos diarios de tal Fondo atribuibles a las acciones de Diversified Class, 0.25% del promedio de los activos netos diarios de tal Fondo atribuibles a acciones de Stephens Premium Class, 0.25% del promedio de los activos netos diarios de tal Fondo atribuibles a acciones de Stephens Institutional Class, en anticipacion o como reembolso de gastos incurridos en relacion con la venta de acciones de tal Fondo, tales como gastos de publicidad y los gastos de imprimir (excluyendo la composicion tipografica) y de distribuir Prospectos e informes empleados para propositos de ventas, gastos de preparar e imprimir propaganda de venta y otros gastos relacionados con la distribucion.

     Cada Plan de Distribucion continuara vigente si se aprueba tal continuacion por lo menos anualmente por el voto de la mayoria de los

Fideicomisarios del Diversified Investors Trusts y la mayoria de los Fideicomisarios del Diversified Investors Trusts que no sean "personas interesadas" del Fideicomiso y quienes no tengan ningun interes financiero directo ni indirecto en la operacion del Plan de Distribucion ni en ningun acuerdo relacionado a tal Plan ("Fideicomisarios Calificados"). Cada Plan de Distribucion requiere que por lo menos cada trimestre el Diversified Investors Trust y el Distribuidor proporcionen a la Junta Directiva de Fideicomisarios y que la Junta Directiva de Fideicomisarios revise, un informe por escrito de las cantidades gastadas (y los propositos de ello) bajo el Plan de Distribucion. Cada Plan de Distribucion ademas dispone que la seleccion y nominacion de los Fideicomisarios desinteresados del Diversified Investors Trusts sera realizada a la discrecion de los Fideicomisarios desinteresados del Fideicomiso entonces a cargo. Cada Plan de Distribucion puede ser terminado en cualquier momento por el voto de una mayoria de los Fideicomisarios Calificados del Diversified Investors Trusts o por el voto de la mayoria de los titulos en circulacion con derecho a voto de la clase aplicable de acciones. No se puede enmendar ninguno de los Planes de Distribucion para aumentar materialmente la cantidad de gastos permitidos por el, sin la aprobacion de la mayoria de los titulos en circulacion con derecho a voto de la clase aplicable de acciones y no se puede enmendar materialmente en ningun caso sin el voto de la mayoria de los Fideicomisarios y los Fideicomisarios Calificados. El Distribuidor guardara copias de cualquier plan, acuerdo o informe realizado de acuerdo con cada Plan de Distribucion para un periodo de mas de seis anos a partir de la fecha de tal plan, acuerdo o informe, y para los primeros dos anos, el Distribuidor guardara tales copias en un lugar facilmente accesible.

     Segun esta contemplado por cada Plan de Distribucion, Diversified Investors Securities Corp., sirve como el agente de cada uno de los Fondos del Mercado Monetario, de Bonos, Balanceado y de Valores para la oferta de acciones de tales Fondos de acuerdo con un Acuerdo de Distribucion separado con respecto a cada clase de acciones (cada uno un "Acuerdo de Distribucion"). Despues de que se hayan preparado, compuesto y enviado los Prospectos y los informes periodicos a los accionistas existentes, el Distribuidor paga la impresion y distribucion de las copias de los Prospectos y los informes periodicos que se usan con el proposito de ofrecer las acciones de tales Fondos a inversionistas eventuales. Cada Prospecto contiene una descripcion de los honorarios pagaderos al Distribuidor bajo el Acuerdo de Distribucion con respecto a la(s) clase(s) de acciones ofrecidas de acuerdo con aquel Prospecto.

     La tabla a continuacion muestra las cantidades totales en dolares pagadas al Distribuidor durante cada uno de tres anos fiscales, bajo el Acuerdo de Distribucion con respecto a cada clase de acciones de los Fondos.

----------------------------------- ------------------ ------------------ ------------------
                                     ANO QUE TERMINO    ANO QUE TERMINO    ANO QUE TERMINO
                                    EL 31 DE DICIEMBRE EL 31 DE DICIEMBRE EL 31 DE DICIEMBRE
                                         DE 1998            DE 1997            DE 1996
----------------------------------- ------------------ ------------------ ------------------
MONEY MARKET
     DIVERSIFIED CLASS                    94,032             38,381             3,368
     STEPHENS PREMIUM CLASS                  141                 --                --
     STEPHENS INSTITUTIONAL CLASS         11,944                 --                --
----------------------------------- ------------------ ------------------ ------------------
HIGH QUALITY BOND
     DIVERSIFIED CLASS                     3,409             10,404              829
----------------------------------- ------------------ ------------------ ------------------
INTERMEDIATE GOVERNMENT BOND
     DIVERSIFIED CLASS                    39,681              8,972              585
----------------------------------- ------------------ ------------------ ------------------
INTERMEDIATE BOND
     STEPHENS PREMIUM CLASS                8,280                 --               --
     STEPHENS INSTITUTIONAL CLASS         23,499                 --               --
----------------------------------- ------------------ ------------------ ------------------
GOVERNMENT/CORPORATE BOND
     DIVERSIFIED CLASS                   106,880             26,886            1,545

----------------------------------- ------------------ ------------------ ------------------
BALANCED
     DIVERSIFIED CLASS                   192,089             80,348            6,325
----------------------------------- ------------------ ------------------ ------------------
EQUITY INCOME
     DIVERSIFIED CLASS                   225,871             90,416            6,293
----------------------------------- ------------------ ------------------ ------------------
EQUITY VALUE
     DIVERSIFIED CLASS                   101,902             21,105              154
     STEPHENS PREMIUM CLASS                5,469                 --               --
     STEPHENS INSTITUTIONAL CLASS         21,884                 --               --
----------------------------------- ------------------ ------------------ ------------------
GROWTH & INCOME
     DIVERSIFIED CLASS                   293,422             74,809            4,767
----------------------------------- ------------------ ------------------ ------------------
EQUITY GROWTH
     DIVERSIFIED CLASS                   230,315             93,157            4,124
     STEPHENS PREMIUM CLASS                  506                 --               --
     STEPHENS INSTITUTIONAL CLASS          8,863                 --               --
----------------------------------- ------------------ ------------------ ------------------
SPECIAL EQUITY
     DIVERSIFIED CLASS                   223,254             88,571            6,061
     STEPHENS PREMIUM CLASS                2,640                 --               --
     STEPHENS INSTITUTIONAL CLASS         10,855                 --               --
----------------------------------- ------------------ ------------------ ------------------
SELECT EQUITY
     STEPHENS PREMIUM CLASS                   --                 --               --
     STEPHENS INSTITUTIONAL CLASS             --                 --               --
----------------------------------- ------------------ ------------------ ------------------
AGGRESSIVE EQUITY
     DIVERSIFIED CLASS                    48,074              9,862              141
----------------------------------- ------------------ ------------------ ------------------
HIGH-YIELD BOND
     DIVERSIFIED CLASS                    41,637             15,294              387
     STEPHENS PREMIUM CLASS                  811                 --               --
     STEPHENS INSTITUTIONAL CLASS          3,252                 --               --
----------------------------------- ------------------ ------------------ ------------------
INTERNATIONAL EQUITY
     DIVERSIFIED CLASS                   112,375             43,362            1,288
     STEPHENS PREMIUM CLASS                2,570                 --               --
     STEPHENS INSTITUTIONAL CLASS          9,307                 --               --
----------------------------------- ------------------ ------------------ ------------------


                           CONTADORES INDEPENDIENTES

     PricewaterhouseCoopers LLP sirve como el contador independiente de los Fondos y las Carteras (excepto la Cartera S&P 500 Index Master) otorgando servicios de auditoria y contabilidad incluyendo (a) auditoria de las declaraciones financieras anuales, (b) asistencia y consultas con respecto a la presentacion de solicitudes a la SEC y (c) preparacion de las declaraciones anuales de renta. KPMG Peat Warwick LLP es el contador independiente de la Cartera S&P 500 Index Master.

               DESCRIPCION DE LOS FONDOS; ACCIONES DE LOS FONDOS

     El Diversified Investors Trust es un fideicomiso comercial de Massachusetts establecido bajo una Declaracion de Fideicomiso con fecha 23 de abril de 1993. El Strategic Investors Trust es un fideicomiso comercial de Massachusetts establecido bajo una Declaracion de Fideicomiso con fecha 5 de enero de 1996. El capital autorizado de cada Fideicomiso consiste en un numero limitado de acciones de interes con derecho propio de $0.00001 valor a la par, lo cual se puede emitir en series separadas. Actualmente, el Diversified Investors Trust tiene dieciseis series activas y el Strategic Investors Trust tiene cinco series activas, aunque se puedan establecer series adicionales periodicamente. Cada Fideicomiso tambien puede establecer clases de acciones dentro de cada serie en cualquier momento. Cada accion de una serie representa un interes proporcional e igual en aquella serie con cada otra accion de aquella serie, excepto debido a los gastos variables llevados por las distintas clases, distribuciones y valores del activo neto pueden ser diferentes para diferentes clases. Los accionistas de cada serie tienen derecho, a la liquidacion o disolucion, a una parte pro rata de los activos netos de aquella serie que esten disponibles para distribucion a los accionistas, excepto hasta el punto de los distintos gastos llevados por las distintas clases, segun indicado arriba. Todas las propuestas recibidas por un Fideicomiso para comprar acciones de cualquier serie y todos los activos en los cuales tal propuesta sea invertida, pertenecen a aquella serie y estan sujetas a las obligaciones relacionadas con ello.

     Las acciones de cada Fideicomiso dan el derecho a su tenedor de un voto por accion; no obstante, se realizan votos separados por cada clase o serie sobre asuntos que afectan una clase o serie en particular. Por ejemplo, un cambio en el honorario de distribucion aplicable a una clase seria votado unicamente por accionistas de la clase involucrada. Igualmente, un cambio en la politica de inversion para una serie seria votado unicamente por los accionistas de la serie involucrada. Debido a que los Fideicomisos son fideicomisos comerciales de Massachusetts, los Fondos no requieren celebrar reuniones anuales de accionistas. Normalmente se buscara la aprobacion de los accionistas unicamente para cambios en ciertas restricciones de inversion y para la eleccion de los Fideicomisarios bajo ciertas circunstancias. Los Fideicomisarios pueden ser despedidos por los accionistas bajo ciertas circunstancias.

     La Declaracion de Fideicomiso de cada Fideicomiso dispone que las obligaciones del Fideicomiso no son obligatorias para los Fideicomisarios individualmente sino unicamente para la propiedad del Fideicomiso, que los Fideicomisarios y los gerentes no seran los responsables de los errores de juicio ni errores de hecho ni de ley, y que el Fideicomiso indemnizara a sus Fideicomisarios y gerentes contra las obligaciones y gastos incurridos a proposito del litigio en el cual pueda estar involucrado debido a sus cargos en el Fideicomiso, a menos que, por lo que se refiere a su obligacion con el Fideicomiso y con sus accionistas, se sentencie finalmente, que ellos participaron en una ejecucion deliberadamente ilicita, mala fe, negligencia grave o descuido imprudente de las responsabilidades de sus cargos, o a menos que, con respecto a cualquier otro asunto, sea finalmente decidido que no actuaron en buena fe en la creencia razonable que sus acciones fueron en los mejores intereses del Fideicomiso. En el caso de un convenio, tal indemnizacion no sera otorgada a menos que haya sido razonablemente determinado por un tribunal u otra entidad gubernamental que aprueba el convenio u otra disposicion, o por una determinacion razonable, basada en una revision de los hechos disponibles a la mano, por un voto de una mayoria de los Fideicomisos desinteresados o por una opinion suscrita por abogados independientes, de que tales gerentes o Fideicomisos no han participado en una ejecucion deliberadamente ilicita, mala fe, negligencia grave o descuido imprudente de sus responsabilidades.

     Bajo la ley de Massachusetts, bajo ciertas circunstancias, se puede responsabilizar personalmente a los accionistas de un fideicomiso comercial de Massachusetts como socios por sus obligaciones. No obstante, la Declaracion de Fideicomiso de cada Fideicomiso contiene una exoneracion explicita de las obligaciones de los accionistas por actos u obligaciones de cada Fondo y estipula una indemnizacion y reembolso de gastos de la propiedad de cada Fondo para cualquier accionista que sea responsabilizado personalmente por las obligaciones de cualquier Fondo. La Declaracion de Fideicomiso de cada Fideicomiso tambien estipula el mantenimiento, por o a favor del Fideicomiso y de los Fondos, de seguros apropiados (por ejemplo, vinculacion de fidelidad y seguros contra errores y omisiones) para la proteccion de los Fondos y sus accionistas, Fideicomisarios, gerentes, empleados y agentes, y cubre la posibilidad de actos ilicitos y otras obligaciones. Por lo tanto, el riesgo de que un accionista incurra en una perdida financiera debido a obligaciones de los accionistas se limita a circunstancias en las cuales exista seguros insuficientes y un Fondo por si mismo no pudo cumplir con sus obligaciones.

                           DECLARACIONES FINANCIERAS

     Las declaraciones financieras de The Diversified Investors Funds Group, The Diversified Investors Strategic Allocation Funds y Carteras de Diversified Investors a partir del 31 de diciembre de 1998 han sido presentadas a la Securities and Exchange Commission como parte de los informes anuales de The Diversified Investors Funds Group y The Diversified Investors Strategic Allocation Funds, de acuerdo con la Seccion 30(b) de la Ley de 1940 y el Reglamento 30b2-1 debajo ella, y el presente documento pasa a formar parte de tales informes. Se proveeran copias de tales informes sin cargo a cada persona que reciba este Resumen de Informacion Adicional. El Fondo Stock Index esta recientemente constituido y no tuvo ninguna operacion durante 1998.

                                   APENDICE A

                 DESCRIPCION DE LAS CLASIFICACIONES DE TITULOS

STANDARD & POOR'S

Bonos Corporativos y Municipales

     AAA--Una obligacion clasificada AAA tiene la clasificacion mas alta asignada por Standard & Poor's. La capacidad del deudor de cumplir con su compromiso financiero sobre la obligacion es sumamente fuerte.

     AA--Una obligacion clasificada AA es diferente a las obligaciones con la clasificacion mas alta unicamente a un grado muy pequeno. La capacidad del deudor de cumplir con su compromiso financiero sobre la obligacion es muy fuerte.

     A--Una obligacion clasificada A es algo mas susceptible a los efectos adversos de cambios en circunstancias y condiciones economicas que las obligaciones en las categorias mas altas. No obstante, la capacidad del deudor de cumplir con su compromiso financiero sobre la obligacion sigue siendo fuerte.

     BBB--Una obligacion clasificada BBB exhibe parametros adecuados de proteccion. No obstante, condiciones economicas adversas o condiciones variables tienen mayores probabilidades de causar una debilitacion en la capacidad, por parte del deudor, de cumplir con su compromiso financiero sobre la obligacion.

     BB--Una obligacion clasificada BB esta menos vulnerable a la falta de pagar que otras emisiones especulativas. No obstante, se enfrenta a mayores incertidumbres o exposicion a condiciones comerciales, financieras o economicas que podrian causar una capacidad inadecuada por parte del deudor de cumplir con su compromiso financiero sobre la obligacion.

     Los signos de mas (+) o de menos (-) -- Las clasificaciones de AA a BB se pueden modificar mediante el uso de un signo de mas o menos para demostrar el estado relativo dentro de las mayores categorias de clasificacion.

Papel comercial, incluyendo exento de  impuestos

     A-1--Una obligacion de corto plazo clasificada A-1 esta clasificada en la categoria mas alta por Standard & Poor's. La capacidad del deudor de cumplir con su compromiso financiero sobre la obligacion es muy fuerte. Dentro de esta categoria, se designan a ciertas obligaciones con un signo de mas (+). Este indica que la capacidad del deudor de cumplir con su compromiso financiero sobre estas obligaciones es sumamente fuerte.

     A-2--Una obligacion de corto plazo clasificada A-2 es algo mas susceptible a los efectos adversos de cambios en circunstancias y condiciones economicas que obligaciones en categorias de clasificacion mas alta. No obstante, la capacidad del deudor de cumplir con su compromiso financiero sobre la obligacion es satisfactoria.
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     A-3--Una obligacion de corto plazo clasificada A-3 exhibe parametros adecuados de proteccion. No obstante, condiciones economicas adversas o condiciones variables tienen mayores probabilidades de causar una capacidad debilitada por parte del deudor de cumplir con su compromiso financiero sobre la obligacion.

MOODY'S

Bonos Corporativos y Municipales

     AAA--Bonos clasificados Aaa se consideran de la mejor calidad. Conllevan el grado mas pequeno de riesgo de inversion y generalmente se refieren a ellos como "gilt-edged" (valores de maxima confianza). Los pagos de interes estan protegidos por una margen grande o sumamente estable y el principal esta seguro. Aunque los varios elementos de proteccion tienen posibilidades de cambiar, los cambios que se pueden visualizar tiene pocas posibilidades de perjudicar la posicion fundamentalmente solida de tales emisiones.

     AA--Bonos clasificados Aa se consideran de alta calidad segun todas las normas. Junto con el grupo Aaa, comprenden a los que generalmente se conocen como bonos de alta calidad. Son clasificados por debajo de los mejores bonos porque es posible que los margenes de proteccion no sean tan grandes como los de los titulos Aaa, o puede que la fluctuacion de los elementos de proteccion sea de mayor amplitud o puedan haber otros elementos presentes que causan que el riesgo a largo plazo parezca algo mayor que en los titulos Aaa.

     A--Bonos clasificados A poseen muchas caracteristicas de inversion favorables y deben considerarse como obligaciones de grado por encima del promedio. Los factores que dan seguridad al principal e interes se consideran adecuados, pero pueden estar presentes elementos que sugieren una susceptibilidad a dano en algun momento futuro.

     BAA--Bonos clasificados Baa se consideran como obligaciones de grado mediano (es decir, no estan ni altamente protegidos ni pobremente asegurados). Los pagos de interes y la seguridad del principal parecen adecuados para el presente, pero ciertos elementos de proteccion pueden faltar o pueden ser caracteristicamente no fiables durante un largo periodo de tiempo. Tales bonos carecen de las caracteristicas de inversion sobresalientes y de hecho tienen caracteristicas especulativas.

     BA-- Se consideran que los bonos clasificados Ba tienen elementos especulativos; no se puede considerar que su futuro este bien asegurado. Muchas veces la proteccion de pagos de interes y principal puede ser muy modesta, y por lo tanto no son salvaguardas durante tiempos buenos y malos a lo largo del futuro. La incertidumbre de posicion caracteriza bonos en esta clase.

Papel Comercial

     Prima-1--Los emisores clasificados Prima-1 (o instituciones de apoyo) tienen una capacidad superior para el pago de obligaciones preferenciales de deuda a de corto plazo. La capacidad de pago Prima-1 a menudo sera evidente por muchas de las siguientes caracteristicas:

     o    Posiciones mercantiles de lideres en industrias bien establecidas.
     o    Altas tasas de rendimiento sobre los fondos empleados.

     o Estructura conservadora de capitalizacion con dependencia moderada sobre deuda y proteccion amplia de activos.
     o Margenes amplios en cobertura de las ganancias de cargos financieros fijos y una alta generacion de efectivo interno.
     o Un acceso bien establecido a una variedad de mercados financieros y fuentes aseguradas de liquidez alternativa.

Asesor de Inversion de ciertos Fondos y de las Carteras, Administrador y Agente de Transferencia

Diversified Investment Advisors, Inc.
Four Manhattanville Road
Purchase, New York  10577

Asesor de Inversion de la Cartera S&P 500 Index Master

Barclays Global Fund Advisors
45 Fremont Street
San Francisco, California  94105

Subasesores de Inversion de los Fondos

Fondo Intermediate Bond de Stephens y Fondo Select Equity de Stephens Stephens Capital Management
111 Center Street
Little Rock, Arkansas  72201

Subasesores de Inversion de las Carteras

Fondo Diversified Investors Money Market,
Cartera Diversified Investors Intermediate Government Bond y
Cartera Diversified Investors Government/Corporate Bond:
Capital Management Group
1740 Broadway
New York, New York  10019

Cartera Diversified Investors High Quality Bond:
Merganser Capital Management Corporation
One Cambridge Center
Cambridge, Massachusetts  02142

Cartera Diversified Investors High-Yield Bond:
Delaware Investment Advisers
2005 Market Street
Philadelphia, Pennsylvania 19103

Cartera Diversified Investors Balanced:
Aeltus Investment Management, Inc.
10 State House Square
Hartford, Connecticut  06103-3602

Payden & Rygel
333 South Grand Avenue, 32nd Floor
Los Angeles, California  90071

Cartera Diversified Investors Equity Income:
Asset Management Group
1740 Broadway
New York, New York  10019

Cartera Diversified Investors Equity Value:
Ark Asset Management Co., Inc.
125 Broad Street
New York, New York  10041

Cartera Diversified Investors Growth & Income:
Putnam Advisory Company, Inc.
One Post Office Square
Boston, Massachusetts  02109

Cartera Diversified Investors Equity Growth:
Dresdner RCM Global Investors, LLC
Four Embarcadero Center
San Francisco, California  94111

Montag & Caldwell Incorporated
3343 Peachtree Road, N.E.,  Suite 1100
Atlanta, Georgia  30326

Cartera Diversified Investors Special Equity:
Pilgrim Baxter & Associates
825 Duportail Road
Wayne, Pennsylvania  19087

Goldman Sachs Asset Management
2502 Rocky Point Drive
Tampa, Florida  33607

Westport Asset Management, Inc.
53 Riverside Avenue
Westport, Connecticut  06880

RS Investment Management, L.P.
555 California Street
San Francisco, California  94104

Cartera Diversified Investors Aggressive Equity:
McKinley Capital Management, Inc.
3301 C Street
Anchorage, Alaska  99503

Cartera Diversified Investors International Equity:
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California  90071

Distribuidor

Diversified Investors Securities Corp.
Four Manhattanville Road
Purchase, New York  10577

Custodio

Investors Bank & Trust Company
89 South Street
Boston, Massachusetts  02205-1537

Contadores  Independientes

PricewaterhouseCoopers  LLP
1177 Avenue of the Americas
New York, New York  10036

KPMG Peat Marwick LLP (unicamente las Carteras Principales de Inversion) 3 Embarcadero Center
San Francisco, California  94111